Document And Entity Information	6 Months Ended
Sep. 30, 2011
Document And Entity Information (Abstract)
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Trading Symbol	NMR
Entity Registrant Name	NOMURA HOLDINGS INC
Entity Central Index Key	0001163653
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer

Consolidated Balance Sheets In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Sep. 30, 2011 Variable Interest Entity, Primary Beneficiary [Member] JPY (¥)	Mar. 31, 2011 Variable Interest Entity, Primary Beneficiary [Member] JPY (¥)
Cash and cash deposits:
Cash and cash equivalents	$ 7,160	¥ 551,639	¥ 1,620,340
Time deposits	6,579	506,817	339,419
Deposits with stock exchanges and other segregated cash	2,915	224,559	190,694
Total cash and cash deposits	16,654	1,283,015	2,150,453	880	68,000	92,000
Loans and receivables:
Loans receivable (including 554,180 million and 289,073 million ($3,752 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	13,332	1,027,105	1,271,284
Receivables from customers	673	51,845	32,772
Receivables from other than customers	11,902	916,903	928,626
Allowance for doubtful accounts	(63)	(4,828)	(4,860)
Total loans and receivables	25,844	1,991,025	2,227,822
Collateralized agreements:
Securities purchased under agreements to resell (including 904,126 million and 784,977 million ($10,189 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	115,337	8,885,582	9,558,617
Securities borrowed	72,248	5,565,997	5,597,701
Total collateralized agreements	187,585	14,451,579	15,156,318
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of 4,621,042 million and 5,474,813 million ($71,065 million) as of March 31, 2011 and September 30, 2011, respectively; including 15,444 million and 18,412 million ($239 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	198,305	15,277,420	14,952,511
Private equity investments (including 62,553 million and 56,511 million ($734 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	3,379	260,290	289,420
Total trading assets and private equity investments	201,684	15,537,710	15,241,931	14,170	1,091,000	1,110,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of 300,075 million as of March 31, 2011 and 338,631 million ($4,396 million) as of September 30, 2011)	13,691	1,054,780	392,036
Non-trading debt securities	11,094	854,698	591,797
Investments in equity securities	1,052	81,030	91,035
Investments in and advances to affiliated companies	2,630	202,620	273,105
Other (including 1,805 million ($23 million) measured at fair value by applying fair value option as of September 30, 2011)	19,201	1,479,214	568,493
Total other assets	47,668	3,672,342	1,916,466	7,900	609,000	132,000
Total assets	479,435	36,935,671	36,692,990	22,950	1,768,000	1,334,000
LIABILITIES AND EQUITY
Short-term borrowings (including 183,524 million and 136,182 million ($1,768 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	15,533	1,196,630	1,167,077
Payables and deposits:
Payables to customers	10,241	788,930	880,429
Payables to other than customers	7,986	615,225	410,679
Deposits received at banks	12,100	932,220	812,500
Total payables and deposits	30,327	2,336,375	2,103,608
Collateralized financing:
Securities sold under agreements to repurchase (including 332,337 million and 97,705 million ($1,268 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	140,902	10,855,067	10,813,797
Securities loaned	22,947	1,767,817	1,710,191
Other secured borrowings	16,782	1,292,954	1,162,450
Total collateralized financing	180,631	13,915,838	13,686,438
Trading liabilities	96,664	7,446,965	8,688,998	340	25,000	38,000
Other liabilities	12,607	971,301	552,316	420	34,000	7,000
Long-term borrowings (including 2,300,606 million and 1,973,594 million ($25,618 million) measured at fair value by applying fair value option as of March 31, 2011 and September 30, 2011, respectively)	113,632	8,754,189	8,402,917	15,340	1,182,000	1,032,000
Total liabilities	449,394	34,621,298	34,601,354	16,100	1,241,000	1,077,000
Commitments and contingencies
Common stock
No par value share; Authorized-6,000,000,000 shares as of March 31, 2011 and September 30, 2011 Issued-3,719,133,241 shares as of March 31, 2011 and 3,822,562,601 shares as of September 30, 2011 Outstanding-3,600,886,932 shares as of March 31, 2011 and 3,661,224,195 shares as of September 30, 2011	7,717	594,493	594,493
Additional paid-in capital	8,889	684,777	646,315
Retained earnings	13,322	1,026,367	1,069,334
Accumulated other comprehensive income (loss)	(2,166)	(166,884)	(129,696)
Total NHI shareholders' equity before treasury stock	27,762	2,138,753	2,180,446
Common stock held in treasury, at cost-118,246,309 shares as of March 31, 2011 and 161,338,406 shares as of September 30, 2011	(1,314)	(101,195)	(97,692)
Total NHI shareholders' equity	26,448	2,037,558	2,082,754
Noncontrolling interests	3,593	276,815	8,882
Total equity	30,041	2,314,373	2,091,636
Total liabilities and equity	$ 479,435	¥ 36,935,671	¥ 36,692,990

Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Consolidated Balance Sheets (Abstract)
Loans receivable, fair value	$ 3,752	¥ 289,073	¥ 554,180
Securities purchased under agreements to resell, fair value option	10,189	784,977	904,126
Trading assets, securities pledged as collateral	71,065	5,474,813	4,621,042
Trading assets, fair value	239	18,412	15,444
Private equity investments, fair value	734	56,511	62,553
Office buildings, land, equipment and facilities, accumulated depreciation and amortization	4,396	338,631	300,075
Other assets, fair value	23	1,805
Short-term borrowings, fair value	1,768	136,182	183,524
Securities sold under agreements to repurchase, fair value option	1,268	97,705	332,337
Long-term borrowings, fair value	$ 25,618	¥ 1,973,594	¥ 2,300,606
No par value
Authorized	6,000,000,000	6,000,000,000	6,000,000,000
Number of common shares issued	3,822,562,601	3,822,562,601	3,719,133,241
Outstanding	3,661,224,195	3,661,224,195	3,600,886,932
Common stock held in treasury, shares	161,338,406	161,338,406	118,246,309

Consolidated Statements Of Operations In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)
Revenue:
Commissions	$ 1,115	¥ 85,926	¥ 83,520	$ 2,372	¥ 182,706	¥ 201,598
Fees from investment banking	179	13,819	24,892	358	27,589	45,258
Asset management and portfolio service fees	477	36,712	33,712	983	75,767	68,566
Net gain on trading	337	25,984	102,993	1,213	93,484	162,962
Gain (loss) on private equity investments	(30)	(2,315)	(963)	(107)	(8,265)	(1,909)
Interest and dividends	1,393	107,288	69,960	3,120	240,375	145,717
Gain (loss) on investments in equity securities	(33)	(2,544)	(5,685)	(41)	(3,141)	(16,028)
Other	1,467	112,977	11,989	2,549	196,342	28,270
Total revenue	4,905	377,847	320,418	10,447	804,857	634,434
Interest expense	990	76,258	44,795	2,244	172,903	98,987
Net revenue	3,915	301,589	275,623	8,203	631,954	535,447
Non-interest expenses:
Compensation and benefits	1,851	142,569	126,694	3,620	278,876	248,781
Commissions and floor brokerage	298	22,939	21,357	610	46,997	45,038
Information processing and communications	565	43,544	46,662	1,130	87,091	90,915
Occupancy and related depreciation	342	26,371	23,086	611	47,063	45,597
Business development expenses	160	12,333	6,780	281	21,668	13,939
Other	1,278	98,465	29,446	2,084	160,533	63,109
Total non-interest expenses	4,494	346,221	254,025	8,336	642,228	507,379
Income (loss) before income taxes	(579)	(44,632)	21,598	(133)	(10,274)	28,068
Income tax expense (benefit)	(5)	(373)	19,660	207	15,947	23,100
Net income (loss)	(574)	(44,259)	1,938	(340)	(26,221)	4,968
Less: Net income attributable to noncontrolling interests	24	1,833	887	28	2,100	1,595
Net income (loss) attributable to NHI shareholders	$ (598)	¥ (46,092)	¥ 1,051	$ (368)	¥ (28,321)	¥ 3,373
Basic-
Net income (loss) attributable to NHI shareholders per share	$ (0.16)	¥ (12.64)	¥ 0.29	$ (0.1)	¥ (7.81)	¥ 0.92
Diluted-
Net income (loss) attributable to NHI shareholders per share	$ (0.16)	¥ (12.65)	¥ 0.29	$ (0.1)	¥ (7.81)	¥ 0.92

Consolidated Statements Of Changes In Equity In Millions		Common Stock [Member] USD ($)	Common Stock [Member] JPY (¥)	Additional Paid-In capital [Member] USD ($)	Additional Paid-In capital [Member] JPY (¥)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Cumulative Translation Adjustments [Member] USD ($)	Cumulative Translation Adjustments [Member] JPY (¥)	Defined Benefit Pension Plans [Member] USD ($)	Defined Benefit Pension Plans [Member] JPY (¥)	Non-Trading Securities [Member] USD ($)	Non-Trading Securities [Member] JPY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Common Stock Held In Treasury [Member] USD ($)	Common Stock Held In Treasury [Member] JPY (¥)	Total NHI Shareholders' Equity [Member] USD ($)	Total NHI Shareholders' Equity [Member] JPY (¥)	Noncontrolling Interests [Member] USD ($)	Noncontrolling Interests [Member] JPY (¥)	Total USD ($)	Total JPY (¥)
Balance at beginning of year at Mar. 31, 2010			¥ 594,493		¥ 635,828		¥ 1,074,213		¥ (74,330)		¥ (34,802)						¥ (68,473)				¥ 6,085
Cash dividends							(14,402)														(68)
Net income attributable to noncontrolling interests																					1,595		1,595
Net income attributable to NHI shareholders							3,373																3,373
Cumulative effect of change in accounting principle	[1]						(4,734)
Issuance and exercise of common stock options					300
Gain on sales of treasury stock					2,135
Accumulated other comprehensive income (loss) attributable to noncontrolling interests																					(1,060)
Repurchases of common stock																	(37,367)
Pension liability adjustment											1,808												1,808
Sales of common stock																	2
Common stock issued to employees																	6,990
Purchase / sale (disposition) of subsidiary shares, etc., net																					0
Other net change in noncontrolling interests																					2,535
Net change during period									(33,447)
Balance at end of period at Sep. 30, 2010			594,493		638,263		1,058,450		(107,777)		(32,994)				(140,771)		(98,848)		2,051,587		9,087		2,060,674
Balance at beginning of year at Mar. 31, 2011		7,717	594,493	8,389	646,315	13,880	1,069,334	(1,265)	(97,426)	(419)	(32,270)					(1,268)	(97,692)			115	8,882		2,091,636
Cash dividends						(190)	(14,646)													(17)	(1,309)
Net income attributable to noncontrolling interests																				27	2,100	28	2,100
Net income attributable to NHI shareholders						(368)	(28,321)															(368)	(28,321)
Issuance of common stock				394	30,356
Issuance and exercise of common stock options				95	7,309
Gain on sales of treasury stock				3	200
Accumulated other comprehensive income (loss) attributable to noncontrolling interests																				(21)	(1,614)
Repurchases of common stock																(116)	(8,942)
Pension liability adjustment										7	529											7	529
Unrealized gain (loss) on non-trading securities												7	501									(13)	(1,039)
Sales of common stock																0	1
Common stock issued to employees																68	5,282
Other net change in treasury stock																2	156
Purchase / sale (disposition) of subsidiary shares, etc., net				8	597															3,540	272,729
Other net change in noncontrolling interests																				(51)	(3,973)
Net change during period								(496)	(38,218)
Balance at end of period at Sep. 30, 2011		$ 7,717	¥ 594,493	$ 8,889	¥ 684,777	$ 13,322	¥ 1,026,367	$ (1,761)	¥ (135,644)	$ (412)	¥ (31,741)	$ 7	¥ 501	$ (2,166)	¥ (166,884)	$ (1,314)	¥ (101,195)	$ 26,448	¥ 2,037,558	$ 3,593	¥ 276,815	$ 30,041	¥ 2,314,373

[1]	Cumulative effect of change in accounting principle for the six months ended September 30, 2010 are adjustments to initially apply Accounting Standards Updates "ASU" No. 2009-17, "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17").

Consolidated Statements Of Changes In Equity (Parenthetical) (JPY ¥)	3 Months Ended		6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Changes In Equity (Abstract)
Dividends per share	¥ 4	¥ 4	¥ 4	¥ 4

Consolidated Statements Of Comprehensive Income In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)
Consolidated Statements Of Comprehensive Income (Abstract)
Net income (loss)	$ (574)	¥ (44,259)	¥ 1,938	$ (340)	¥ (26,221)	¥ 4,968
Other comprehensive income (loss):
Change in cumulative translation adjustments, net of tax	(432)	(33,311)	(5,780)	(519)	(39,995)	(34,507)
Defined benefit pension plans:
Pension liability adjustment	5	420	472	12	890	3,069
Deferred income taxes	(2)	(164)	(194)	(5)	(361)	(1,261)
Total	3	256	278	7	529	1,808
Non-trading securities:
Unrealized gain (loss) on non-trading securities	(17)	(1,309)		13	1,039
Deferred income taxes	6	473		(5)	(375)
Total	(11)	(836)		8	664
Total other comprehensive income (loss)	(440)	(33,891)	(5,502)	(504)	(38,802)	(32,699)
Comprehensive income (loss)	(1,014)	(78,150)	(3,564)	(844)	(65,023)	(27,731)
Less: Comprehensive income attributable to noncontrolling interest in subsidiaries	11	851	354	6	486	535
Comprehensive income (loss) attributable to NHI shareholders	$ (1,025)	¥ (79,001)	¥ (3,918)	$ (850)	¥ (65,509)	¥ (28,266)

Consolidated Statements Of Cash Flows In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)
Cash flows from operating activities:
Net income (loss)	$ (340)	¥ (26,221)	¥ 4,968
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	615	47,339	37,055
(Gain) loss on investments in equity securities	41	3,141	16,028
Deferred income taxes	97	7,507	18,508
Changes in operating assets and liabilities:
Time deposits	(2,804)	(216,001)	(66,987)
Deposits with stock exchanges and other segregated cash	(642)	(49,435)	(42,684)
Trading assets and private equity investments	(16,362)	(1,260,532)	(1,706,764)
Trading liabilities	(8,741)	(673,374)	1,096,676
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	10,519	810,412	475,091
Securities borrowed, net of securities loaned	125	9,647	(977,595)
Other secured borrowings	1,694	130,504	(64,316)
Loans and receivables, net of allowance for doubtful accounts	1,493	114,998	(33,753)
Payables	2,753	212,075	(98,378)
Bonus accrual	(658)	(50,722)	(84,531)
Accrued income taxes, net	56	4,310	(12,470)
Other, net	470	36,223	343,622
Net cash used in operating activities	(11,684)	(900,129)	(1,095,530)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(939)	(72,369)	(93,648)
Proceeds from sales of office buildings, land, equipment and facilities	596	45,939	59,634
Proceeds from sales of investments in equity securities	69	5,305	1,955
Decrease (increase) in loans receivable at banks, net	272	20,921	(15,950)
Decrease (increase) in non-trading debt securities, net	27	2,098	(163,037)
Other, net	537	41,393	5,964
Net cash provided by (used in) investing activities	562	43,287	(205,082)
Cash flows from financing activities:
Increase in long-term borrowings	13,798	1,062,997	1,302,017
Decrease in long-term borrowings	(17,815)	(1,372,456)	(584,219)
Decrease in short-term borrowings, net	(400)	(30,833)	(84,922)
Increase in deposits received at banks, net	2,333	179,749	257,753
Proceeds from sales of common stock held in treasury	0	7	6
Payments for repurchases of common stock held in treasury	(107)	(8,281)	(37,367)
Payments for cash dividends	(187)	(14,408)	(14,680)
Net cash provided by (used in) financing activities	(2,378)	(183,225)	838,588
Effect of exchange rate changes on cash and cash equivalents	(372)	(28,634)	(23,719)
Net decrease in cash and cash equivalents	(13,872)	(1,068,701)	(485,743)
Cash and cash equivalents at beginning of period	21,032	1,620,340	1,020,647
Cash and cash equivalents at end of period	7,160	551,639	534,904
Cash paid during the period for-
Interest	2,460	189,546	95,511
Income tax payments, net	$ 54	¥ 4,130	¥ 17,063

Consolidated Statements Of Cash Flows (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Non cash activities (Abstract)
Increase in assets excluding cash and cash equivalent, increase	¥ 2,132,740	¥ 283,697
Increase in liabilities	¥ 1,784,621	¥ 298,331

Summary Of Accounting Policies	6 Months Ended
Sep. 30, 2011
Summary Of Accounting Policies (Abstract)
Summary Of Accounting Policies

1. Summary of accounting policies:

Description of business—

Nomura Holdings, Inc. (the "Company") and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as "Nomura" within these consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail business, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management business, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale business, Nomura is engaged in the sales and trading of debt and equity securities and currencies on a global basis to various institutions, provides investment banking services such as the underwriting of bonds and equities as well as mergers and acquisitions and financial advice and invests in private equity businesses and seeks to maximize returns on the investments by increasing the corporate value of investee companies.

The accounting and financial reporting policies of Nomura conform to U.S. generally accepted accounting principles ("U.S. GAAP") as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura's annual report on Form 20-F for the year ended March 31, 2011 as filed on June 30, 2011.

Changes in accounting policies—

The following new accounting pronouncement relevant to Nomura has been adopted during the three months ended September 30, 2011:

Accounting for troubled debt restructurings

In April 2011, the Financial Accounting Standards Board ("FASB") issued amendments to Accounting Standard Codification ("ASC") No. 310 "Receivables" through issuance of Accounting Standard Update ("ASU") No. 2011-02 "Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring" ("ASU 2011-02"). These amendments provide additional guidance and clarification to creditors in determining whether a debt restructuring constitutes a troubled debt restructuring.

ASU 2011-02 is effective for interim or annual periods beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual period of adoption.

As a result of issuance of ASU 2011-02, new disclosures around troubled debt restructuring required by ASU 2010-20 "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses" are also effective for interim or annual periods beginning on or after June 15, 2011.

Nomura adopted ASU 2011-02 from July 1, 2011 and they have not had a material impact on these consolidated financial statements.

See Note 7 "Financing Receivables" in these consolidated financial statements where the new disclosures have been provided.

The following new accounting pronouncements relevant to Nomura have been adopted during the three months ended June 30, 2011:

Disclosure of supplementary pro forma information for business combinations

In December 2010, the FASB issued amendments to ASC 805 "Business Combinations" ("ASC 805") through issuance of ASU 2010-29 "Business Combinations (Topic 805): Disclosures of Supplementary Pro Forma Information for Business Combinations" ("ASU 2010-29"). These amendments address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. When a business combination has occurred, ASU 2010-29 requires a reporting entity such as Nomura that presents comparative financial statements to disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. ASU 2010-29 also expands the supplemental pro forma disclosures under ASC 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.

ASU 2010-29 is effective prospectively for business combinations occurring in fiscal years beginning on or after December 15, 2010 with early adoption permitted.

Nomura adopted ASU 2010-29 from April 1, 2011. Because the new requirements only provide clarification on disclosure requirements, they have not had a material impact on these consolidated financial statements.

Clarifications on impairment testing of goodwill and other intangibles

In December 2010, the FASB issued amendments to ASC 350 "Intangibles—Goodwill and Other" ("ASC 350") through issuance of ASU 2010-28 "Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts" ("ASU 2010-28"). These amendments address questions about determination of the impairment of goodwill in certain narrow circumstances. Under ASC 350, testing for goodwill impairment is a two-step test conducted at a "reporting unit" level. When a goodwill impairment test is performed, a reporting entity must assess whether the carrying amount of a reporting unit exceeds its fair value (Step 1). If it does, a reporting entity must perform an additional test to determine whether goodwill has been impaired and to calculate the amount of that impairment (Step 2). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts by requiring performance of Step 2 of the test if it is more likely than not that a goodwill impairment exists. Upon adoption of the ASU, a reporting entity with a reporting unit that has a carrying amounts that is zero or negative is required to assess whether it is more likely than not that the reporting unit's goodwill is impaired.

ASU 2010-28 is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2010.

Nomura adopted ASU 2010-28 from April 1, 2011 and they have not had a material impact on these consolidated financial statements.

Fair value measurement disclosures

In January 2010, the FASB issued amendments to ASC 820 "Fair Value Measurements and Disclosures" ("ASC 820") through issuance of ASU 2010-06 "Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"). These amendments expand fair value disclosure requirements, including a requirement that information about purchases, sales, issuances and settlements of Level 3 instruments be provided on a gross basis.

The majority of the disclosure requirements of ASU 2010-06 were effective for interim or annual periods beginning after December 15, 2009, which for Nomura was the fourth quarter beginning January 1, 2010. Gross information on purchases, sales, issuances and settlements is required in fiscal years beginning after December 15, 2010 which for Nomura was the fiscal year beginning April 1, 2011.

Because ASU 2010-06 only introduces new disclosures and do not impact upon how Nomura measures fair value, they have not had a material impact on these consolidated financial statements.

Revenue recognition of multiple-deliverable revenue arrangements

In October 2009, the FASB issued amendments to ASC 605 "Revenue Recognition" through issuance of ASU 2009-13 "Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements-a consensus of the FASB Emerging Issues Task Force" ("ASU 2009-13"). These amendments revise the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit.

ASU 2009-13 is effective prospectively from fiscal years beginning on or after June 15, 2010 with early adoption permitted. Nomura adopted these amendments to ASC 605 from April 1, 2011 and they have not had a material impact on these consolidated financial statements.

Future accounting developments—

The following new accounting pronouncements relevant to Nomura will be adopted in future periods:

Disclosures about offsetting assets and liabilities

In December 2011, the FASB issued amendments to ASC 210-20 "Balance Sheet—Offsetting" ("ASC 210-20") through issuance of ASU 2011-11 "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). These amendments require a reporting entity to disclose information about rights of offset and related arrangements to enable users of its financial statements to understand the effect or potential effect of those arrangements on its financial position.

ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 with required disclosures made retrospectively for all comparative periods presented.

Nomura will adopt ASU 2011-11 from April 1, 2013 and does not expect a material impact on these financial statements, because these amendments only require enhanced disclosures.

Goodwill impairment testing

In September 2011, the FASB issued amendments to ASC 350 through issuance of ASU 2011-08 "Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment" (ASU 2011-08). These amendments simplify goodwill impairment testing by permitting a reporting entity to initially assess qualitatively whether it is necessary to perform the current quantitative two-step goodwill impairment test required by ASC 350. If the reporting entity determines that it is not more-likely-than-not (i.e. greater than 50%) that a reporting unit's fair value is less than its carrying amount, the quantitative test is not required.

ASU 2011-08 is effective prospectively for goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted.

Nomura currently expects to adopt ASU 2011-08 from April 1, 2012. Because the amendments only simplify when a quantitative test is required rather than change either the level at which the test is performed or the quantitative test itself, they are not expected to have a material impact on these consolidated financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued amendments to ASC 220 "Comprehensive Income" ("ASC 220") through issuance of ASU 2011-05 "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" ("ASU 2011-05"). These amendments revise the manner in which reporting entities present comprehensive income in their financial statements. The amendments remove certain presentation options in ASC 220 and require reporting entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.

ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with early adoption permitted.

In December 2011, the FASB issued ASU 2011-12 "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" ("ASU 2011-12"). ASU 2011-12 deferred certain aspects of ASU 2011-05. Nomura currently expects to adopt ASU 2011-05 from April 1, 2012 excluding those aspects that are deferred by ASU 2011-12. Because these amendments only change how comprehensive income is presented within these consolidated financial statements rather than changing whether an item must be reported in other comprehensive income or when an item of other comprehensive income is reclassified to earnings, they are not expected to have a material impact on these consolidated financial statements.

Fair value measurement and disclosures

In May 2011, the FASB issued amendments to ASC 820 through issuance of ASU 2011-04 "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"), which amends the descriptions for measuring fair value and existing fair value measurement disclosures and in particular:

•

Prohibits application of block discounts for all fair value measurements, regardless of classification in the fair value hierarchy, and clarifies how other premiums or discounts should be applied in a fair value measurement;

•	Allows the fair value of certain financial instruments held in a portfolio to be measured on the basis of the net position being managed if certain criteria are met;

•	Clarifies that the concepts of highest and best use and valuation premise in a fair value measurement are not relevant for most financial assets and financial liabilities;

•

Clarifies that the fair value of own equity instrument classified in shareholders' equity and certain liabilities should be measured from the perspective of a market participant that holds the instrument as an asset;

•

Clarifies that the principal market should be determined based on the market with greatest volume and level that a reporting entity can access, which is usually the market in which the reporting entity usually transacts;

•	Requires additional qualitative and quantitative disclosures around fair value measurements, including more information around Level 3 inputs.

ASU 2011-04 is effective prospectively during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted.

Nomura will adopt ASU 2011-04 from January 1, 2012 and is currently evaluating the impact of them on these consolidated financial statements.

Accounting for repurchase agreements and similar transactions

In April 2011, the FASB issued amendments to ASC 860 "Transfers and Servicing" ("ASC 860") through issuance of ASU 2011-03 "Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements" ("ASU 2011-03"). These amendments modify the effective control criterion for when repurchase agreements and similar transactions are accounted for as secured financing transactions or sales. Currently, when assessing effective control, one of the conditions a transferor has to meet is the ability to repurchase or redeem the financial assets even in the event of default of the transferee. This ability is demonstrated through obtaining cash or other collateral sufficient to fund substantially all of the cost to purchase replacement assets should the transferee fail to return the transferred asset. These amendments remove this condition and consequently, the level of cash collateral, haircuts and ongoing margining received by the transferor in a repurchase agreement or other similar agreement is now irrelevant in determining if it should be accounted for as a sale.

ASU 2011-03 is effective prospectively during interim or annual periods beginning after December 15, 2011. Early adoption is not permitted.

Nomura will adopt ASU 2011-03 from January 1, 2012 and does not expect these to have a material impact on these consolidated financial statements. Certain Japanese securities lending transactions undertaken after adoption date will be accounted for as secured borrowings rather than sales in these consolidated financial statements as the criteria for derecognition of the transferred financial assets under ASC 860 will no longer be met. The amounts of securities derecognized from the consolidated balance sheets under this type of securities lending transaction as of March 31, 2011 and as of September 30, 2011 were ¥291,870 million and ¥227,481 million ($2,953 million), respectively.

U.S. Dollar Amounts	6 Months Ended
Sep. 30, 2011
U.S. Dollar Amounts (Abstract)
U.S. Dollar Amounts

2. U.S. dollar amounts:

The U.S. dollar amounts are included solely for the convenience of the reader and have been translated at the rate of ¥77.04 = U.S.$1.00, the noon buying rate in New York City for cable transfers in foreign currencies as certified for customs purposes by the Federal Reserve Bank of New York on September 30, 2011. This translation should not be construed to imply that the yen amounts actually represent, or have been or could be converted into, equivalent amounts in U.S. dollars.

Fair Value Of Financial Instruments	6 Months Ended
Sep. 30, 2011
Fair Value Of Financial Instruments (Abstract)
Fair Value Of Financial Instruments

3. Fair value of financial instruments:

The fair value of financial instruments

A significant amount of Nomura's financial instruments are carried at fair value. Financial assets carried at fair value on a recurring basis are reported in the consolidated balance sheets within Trading assets and private equity investments, Loans and receivables, Collateralized agreements and Other assets. Financial liabilities carried at fair value on a recurring basis are reported within Trading liabilities, Short-term borrowings, Payables and deposits, Collateralized financing, Long-term borrowings and Other liabilities.

Other financial assets and financial liabilities are carried at fair value on a nonrecurring basis, where the primary measurement basis is not fair value but where fair value is used in specific circumstances, such as to measure impairment.

In all cases, fair value is determined in accordance with ASC 820 which defines fair value as the amount that would be exchanged to sell a financial asset or transfer a financial liability in an orderly transaction between market participants at the measurement date. It assumes that the transaction occurs in Nomura's principal market, or in the absence of the principal market, the most advantageous market for the relevant financial assets or financial liabilities.

Financial assets carried at fair value also include investments in certain funds for which Nomura applies ASC 820 where, as a practical expedient, fair value is determined on the basis of net asset value per share ("NAV per share") if the NAV per share is calculated in accordance with certain industry standard principles.

During the six months ended September 30, 2011, an insurance company became a subsidiary of Nomura ("insurance subsidiary"). Nomura measures the non-trading securities that are held by the insurance subsidiary at fair value, with changes in fair value recognized through Other comprehensive income (loss) in the consolidated statements of comprehensive income on a net-of-tax basis. These non-trading securities are included in Other assets—Non-trading debt securities and Other assets—Other in the consolidated balance sheets. As of September 30, 2011, Non-trading debt securities includes ¥212 billion ($2.75 billion) of these non-trading debt securities which mainly consist of government, state, municipal and government agency securities. ¥2 billion ($0.02 billion) of related unrealized gains and ¥1 billion ($0.01 billion) of related unrealized losses were recognized from the amount of Non-trading debt securities. Other Assets—Other includes ¥71 billion ($0.92 billion) of these investments in equity securities for other than operating purpose, ¥3 billion ($0.04 billion) of related unrealized gains and ¥3 billion ($0.04 billion) of related unrealized losses were recognized. Non-trading debt securities were sold ¥106 billion ($1.38 billion), ¥1 billion ($0.01 billion) of related realized gain and no significant amount of related realized loss were recognized for the six months ended September 30, 2011. Non-trading debt securities were sold ¥103 billion ($1.34 billion), ¥1 billion ($0.01 billion) of related realized gain and no significant amount of related realized loss were recognized for the three months ended September 30, 2011. ¥6 billion ($0.08 billion) of investments in equity securities for other than operating purposes were sold, no significant amount of related realized gain and no significant amount of related realized loss were recognized for the six months ended September 30, 2011. ¥5 billion ($0.06 billion) of investments in equity securities for other than operating purposes were sold, no significant amount of related realized gain and no significant amount of related realized loss were recognized for the three months ended September 30, 2011. The balance of debt securities consists of ¥14 billion ($0.18 billion) with maturities within one year, ¥46 billion ($0.60 billion) with maturities over one year and within five years, ¥136 billion ($1.76 billion) with maturities over five years and within ten years and ¥16 billion ($0.21 billion) with maturities over ten years.

Increases and decreases in the fair value of assets and liabilities will significantly impact Nomura's position, performance, liquidity and capital resources. As explained below, valuation techniques applied contain inherent uncertainties and Nomura is unable to predict the accurate impact of future developments in the market. Where appropriate, Nomura uses economic hedging strategies to mitigate its risk, although these hedges are also subject to unpredictable movements in the market.

Valuation methodology for financial instruments carried at fair value on a recurring basis

The fair value of financial instruments is based on quoted market prices including market indices, broker or dealer quotations or an estimation by management of the expected exit price under current market conditions. Various financial instruments, including cash instruments and over-the-counter ("OTC") contracts, have bid and offer prices that are observable in the market. These are measured at the point within the bid-offer range which best represents Nomura's estimate of fair value. Where quoted market prices or broker or dealer quotations are not available, prices for similar instruments or valuation pricing models are considered in the determination of fair value.

Where quoted prices are available in active markets, no valuation adjustments are taken to modify the fair value of assets or liabilities marked using such prices. Other instruments may be measured using valuation techniques, such as valuation pricing models incorporating observable parameters, unobservable parameters or a combination of both. Valuation pricing models use parameters which would be considered by market participants in valuing similar financial instruments.

Valuation pricing models and their underlying assumptions impact the amount and timing of unrealized gains and losses recognized, and the use of different valuation pricing models or underlying assumptions could produce different financial results. Valuation uncertainty results from a variety of factors, including the valuation technique or model selected, the quantitative assumptions used within the valuation model, the inputs into the model, as well as other factors. Valuation adjustments are used to reflect the assessment of this uncertainty. Common valuation adjustments include model reserves, credit adjustments, close-out adjustments, and other appropriate instrument-specific adjustments, such as those to reflect transfer or sale restrictions.

The level of adjustments is largely judgmental and is based on an assessment of the factors that management believes other market participants would use in determining the fair value of similar financial instruments. The type of adjustments taken, the methodology for the calculation of these adjustments, and the inputs for these calculations are reassessed periodically to reflect current market practice and the availability of new information.

For example, the fair value of certain financial instruments includes adjustments for credit risk; both with regards to counterparty credit risk on positions held and Nomura's own creditworthiness on positions issued. Credit risk on financial assets is significantly mitigated by credit enhancements such as collateral and netting arrangements. Any net credit exposure is measured using available and applicable inputs for the relevant counterparty. The same approach is used to measure the credit exposure on Nomura's liabilities as is used to measure counterparty credit risk on Nomura's assets.

Such valuation pricing models are calibrated to the market on a regular basis and inputs used are adjusted for current market conditions and risks. The global risk management unit reviews pricing models and assesses model appropriateness and consistency independently of the front office. The model reviews consider a number of factors about a model's suitability for valuation and sensitivity of a particular product. Valuation models are calibrated to the market on a periodic basis by comparison to observable market pricing, comparison with alternative models, and analysis of risk profiles.

As explained above, any changes in fixed income, equity, foreign exchange and commodity markets can impact Nomura's estimates of fair value in the future, potentially affecting trading gains and losses. Where financial contracts have longer maturity dates, Nomura's estimates of fair value may involve greater subjectivity due to the lack of transparent market data available upon which include base assumptions underlying valuation pricing models.

Concentrations of credit risk

Concentrations of credit risk may arise from trading, securities financing transactions and underwriting activities, and may be impacted by changes in political or economic factors. Nomura has credit risk concentrations on bonds issued by the Japanese government, U.S. government, governments within the European Union ("EU"), their states and municipalities, and their agencies. These concentrations generally arise from taking trading securities positions and are reported within Trading assets in the consolidated balance sheets. Government, state, municipal, and government agency securities, including Securities pledged as collateral, represented 19% of total assets as of March 31, 2011 and 20% as of September 30, 2011. The following tables present geographic allocations of Nomura's trading assets related to government, state, municipal, and government agency securities. See Note 4. "Derivative instruments and hedging activities" about the concentration of credit risk for derivatives.

	Billions of yen
	March 31, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,822	¥1,184	¥2,640	¥370	¥7,016

	Billions of yen
	September 30, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,643	¥1,924	¥2,538	¥329	¥7,434

	Translation into billions of U.S. dollars
	September 30, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	$34.31	$24.97	$32.94	$4.27	$96.49

(1)	Other than above, there were ¥410 billion of government, state, municipal and agency securities in Other assets—Non-trading debt securities as of March 31, 2011 and ¥642 billion ($8.34 billion) as of September 30, 2011. The vast majority of these securities are Japanese government, states, municipalities and agency securities.

Fair value hierarchy

All financial instruments measured at fair value, including those carried at fair value using the fair value option, have been categorized into a three-level hierarchy (the "fair value hierarchy") based on the transparency of inputs used by Nomura to estimate fair value. A financial instrument is classified in the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement of the instrument. The three levels of the fair value hierarchy are defined as follows, with Level 1 representing the most transparent inputs and Level 3 representing the least transparent inputs:

Level 1:

Unadjusted quoted prices in active markets for identical assets or liabilities accessible by Nomura at the measurement date.

Level 2:

Quoted prices in inactive markets or prices containing other inputs which are observable, either directly or indirectly. Valuation techniques using observable inputs reflect assumptions used by market participants in pricing financial instruments and are based on data obtained from independent market sources at the measurement date.

Level 3:

Unobservable inputs that are significant to the fair value measurement of the financial instrument. Valuation techniques using unobservable inputs reflect management's assumptions about the estimates used by other market participants in valuing similar financial instruments. These valuation techniques are developed based on the best available information at the measurement date.

The availability of inputs observable in the market varies by product and can be affected by a variety of factors. Significant factors include, but are not restricted to the prevalence of similar products in the market, especially for customized products, how established the product is in the market, for example, whether it is a new product or is relatively mature, and the reliability of information provided in the market which would depend, for example, on the frequency and volume of current data. A period of significant change in the market may reduce the availability of observable data. Under such circumstances, financial instruments may be reclassified into a lower level in the fair value hierarchy.

Significant judgments used in determining the classification of financial instruments include the nature of the market in which the product would be traded, the underlying risks, the type and liquidity of market data inputs and the nature of observed transactions for similar instruments.

Where valuation models include the use of parameters which are less observable or unobservable in the market, significant management judgment is used in establishing fair value. The valuations for Level 3 financial instruments, therefore, involve a greater degree of judgment than those valuations for Level 1 or Level 2 financial instruments.

Certain criteria management use to determine whether a market is active or inactive include the number of transactions, the frequency that pricing is updated by other market participants, the variability of price quotes among market participants, and the amount of publicly available information.

The following tables present the amounts of Nomura's financial assets and financial liabilities measured at fair value on a recurring basis as of March 31, 2011 and September 30, 2011, respectively within the fair value hierarchy. The presentation as of March 31, 2011 has been reclassified to confirm assets and liabilities classification of the current period presentation.

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥951	¥1,230	¥121	¥—	¥2,302
Private equity(3)	—	—	289	—	289
Japanese government securities	2,663	—	—	—	2,663
Japanese agency and municipal securities	—	159	—	—	159
Foreign government, agency and municipal securities	3,382	789	23	—	4,194
Bank and corporate debt securities and loans for trading purposes	—	1,568	51	—	1,619
Commercial mortgage-backed securities ("CMBS")	—	171	28	—	199
Residential mortgage-backed securities ("RMBS")	—	1,963	3	—	1,966
Mortgage and other mortgage-backed securities	—	2	128	—	130
Collateralized debt obligations ("CDO") and other(4)	—	72	34	—	106
Investment trust funds and other	85	29	10	—	124

Total cash instruments	7,081	5,983	687	—	13,751

Derivatives(5)
Equity contracts	653	721	98	—	1,472
Interest rate contracts	16	11,750	203	—	11,969
Credit contracts	—	1,863	203	—	2,066
Foreign exchange contracts	0	1,266	49	—	1,315
Commodity contracts	29	64	4	—	97
Netting	—	—	—	(15,428)	(15,428)

Total derivatives	698	15,664	557	(15,428)	1,491

Subtotal	¥7,779	¥21,647	¥1,244	¥(15,428)	¥15,242

Loans and receivables(6)	—	543	11	—	554
Collateralized agreements(7)	—	904	—	—	904
Other assets
Non-trading debt securities	513	79	0	—	592
Other	121	0	25	—	146

Total	¥8,413	¥23,173	¥1,280	¥(15,428)	¥17,438

Liabilities:
Trading liabilities
Equities	¥1,444	¥91	¥—	¥—	¥1,535
Japanese government securities	1,588	—	—	—	1,588
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	3,018	509	—	—	3,527
Bank and corporate debt securities	—	316	—	—	316
Commercial mortgage-backed securities ("CMBS")	—	1	—	—	1
Residential mortgage-backed securities ("RMBS")	—	0	—	—	0
Collateralized debt obligations ("CDO") and other(4)	—	0	—	—	0
Investment trust funds and other	64	—	—	—	64

Total cash instruments	6,114	919	—	—	7,033

Derivatives(5)
Equity contracts	723	784	70	—	1,577
Interest rate contracts	15	11,861	192	—	12,068
Credit contracts	—	1,835	258	—	2,093
Foreign exchange contracts	0	1,341	47	—	1,388
Commodity contracts	19	82	6	—	107
Netting	—	—	—	(15,577)	(15,577)

Total derivatives	757	15,903	573	(15,577)	1,656

Subtotal	¥6,871	¥16,822	¥573	¥(15,577)	¥8,689

Short-term borrowings(8)	—	182	1	—	183
Payables and deposits(9)	—	0	1	—	1
Collateralized financing(7)	—	332	—	—	332
Long-term borrowings(8)(10)(11)	126	1,663	144	—	1,933
Other liabilities	44	—	—	—	44

Total	¥7,041	¥18,999	¥719	¥(15,577)	¥11,182

	Billions of yen
	September 30, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥625	¥1,072	¥134	¥—	¥1,831
Private equity(3)	—	—	260	—	260
Japanese government securities	2,530	—	—	—	2,530
Japanese agency and municipal securities	—	113	—	—	113
Foreign government, agency and municipal securities	3,729	1,038	24	—	4,791
Bank and corporate debt securities and loans for trading purposes	—	1,480	66	—	1,546
Commercial mortgage-backed securities ("CMBS")	—	112	8	—	120
Residential mortgage-backed securities ("RMBS")	—	1,969	4	—	1,973
Mortgage and other mortgage-backed securities	—	1	111	—	112
Collateralized debt obligations ("CDO") and other(4)	—	141	19	—	160
Investment trust funds and other	134	26	9	—	169

Total cash instruments	7,018	5,952	635	—	13,605

Derivatives(5)
Equity contracts	901	972	37	—	1,910
Interest rate contracts	18	21,080	151	—	21,249
Credit contracts	—	2,380	311	—	2,691
Foreign exchange contracts	0	2,102	89	—	2,191
Commodity contracts	3	22	3	—	28
Netting	—	—	—	(26,136)	(26,136)

Total derivatives	922	26,556	591	(26,136)	1,933

Subtotal	¥7,940	¥32,508	¥1,226	¥(26,136)	¥15,538

Loans and receivables(6)	—	282	7	—	289
Collateralized agreements(7)	—	785	—	—	785
Other assets
Non-trading debt securities	661	187	7	—	855
Other(3)	147	9	78	—	234

Total	¥8,748	¥33,771	¥1,318	¥(26,136)	¥17,701

Liabilities:
Trading liabilities
Equities	¥943	¥101	¥—	¥—	¥1,044
Japanese government securities	1,645	—	—	—	1,645
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	2,444	417	—	—	2,861
Bank and corporate debt securities	—	207	1	—	208
Commercial mortgage-backed securities ("CMBS")	—	1	—	—	1
Residential mortgage-backed securities ("RMBS")	—	1	—	—	1
Mortgage and other mortgage-backed securities	—	0	—	—	0
Investment trust funds and other	24	0	—	—	24

Total cash instruments	5,056	729	1	—	5,786

Derivatives(5)
Equity contracts	919	982	28	—	1,929
Interest rate contracts	20	21,031	169	—	21,220
Credit contracts	—	2,363	333	—	2,696
Foreign exchange contracts	—	1,989	72	—	2,061
Commodity contracts	1	28	4	—	33
Netting	—	—	—	(26,278)	(26,278)

Total derivatives	940	26,393	606	(26,278)	1,661

Subtotal	¥5,996	¥27,122	¥607	¥(26,278)	¥7,447

Short-term borrowings(8)	—	121	15	—	136
Payables and deposits(9)	—	0	1	—	1
Collateralized financing(7)	—	98	—	—	98
Long-term borrowings(8)(10)(11)	104	1,604	(66)	—	1,642
Other liabilities	23	—	—	—	23

Total	¥6,123	¥28,945	¥557	¥(26,278)	¥9,347

	Translation into billions of U.S. dollars
	September 30, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	$8.11	$13.92	$1.74	$—	$23.77
Private equity(3)	—	—	3.38	—	3.38
Japanese government securities	32.84	—	—	—	32.84
Japanese agency and municipal securities	—	1.47	—	—	1.47
Foreign government, agency and municipal securities	48.39	13.48	0.31	—	62.18
Bank and corporate debt securities and loans for trading purposes	—	19.21	0.86	—	20.07
Commercial mortgage-backed securities ("CMBS")	—	1.45	0.10	—	1.55
Residential mortgage-backed securities ("RMBS")	—	25.56	0.05	—	25.61
Mortgage and other mortgage-backed securities	—	0.01	1.44	—	1.45
Collateralized debt obligations ("CDO") and other(4)	—	1.83	0.25	—	2.08
Investment trust funds and other	1.74	0.34	0.11	—	2.19

Total cash instruments	91.08	77.27	8.24	—	176.59

Derivatives(5)
Equity contracts	11.70	12.61	0.48	—	24.79
Interest rate contracts	0.23	273.62	1.96	—	275.81
Credit contracts	—	30.89	4.04	—	34.93
Foreign exchange contracts	0.00	27.28	1.16	—	28.44
Commodity contracts	0.04	0.29	0.04	—	0.37
Netting	—	—	—	(339.25)	(339.25)

Total derivatives	11.97	344.69	7.68	(339.25)	25.09

Subtotal	$103.05	$421.96	$15.92	$(339.25)	$201.68

Loans and receivables(6)	—	3.66	0.09	—	3.75
Collateralized agreements(7)	—	10.19	—	—	10.19
Other assets
Non-trading debt securities	8.58	2.43	0.09	—	11.10
Other(3)	1.91	0.12	1.01	—	3.04

Total	$113.54	$438.36	$17.11	$(339.25)	$229.76

Liabilities:
Trading liabilities
Equities	$12.24	$1.31	$—	$—	$13.55
Japanese government securities	21.36	—	—	—	21.36
Japanese agency and municipal securities	—	0.03	—	—	0.03
Foreign government, agency and municipal securities	31.73	5.41	—	—	37.14
Bank and corporate debt securities	—	2.69	0.01	—	2.70
Commercial mortgage-backed securities ("CMBS")	—	0.01	—	—	0.01
Residential mortgage-backed securities ("RMBS")	—	0.01	—	—	0.01
Mortgage and other mortgage-backed securities	—	0.00	—	—	0.00
Investment trust funds and other	0.31	0.00	—	—	0.31

Total cash instruments	65.64	9.46	0.01	—	75.11

Derivatives(5)
Equity contracts	11.93	12.75	0.36	—	25.04
Interest rate contracts	0.26	272.99	2.19	—	275.44
Credit contracts	—	30.67	4.32	—	34.99
Foreign exchange contracts	—	25.82	0.93	—	26.75
Commodity contracts	0.01	0.36	0.06	—	0.43
Netting	—	—	—	(341.10)	(341.10)

Total derivatives	12.20	342.59	7.86	(341.10)	21.55

Subtotal	$77.84	$352.05	$7.87	$(341.10)	$96.66

Short-term borrowings(8)	—	1.57	0.20	—	1.77
Payables and deposits(9)	—	0.00	0.01	—	0.01
Collateralized financing(7)	—	1.27	—	—	1.27
Long-term borrowings(8)(10)(11)	1.35	20.82	(0.85)	—	21.32
Other liabilities	0.30	—	—	—	0.30

Total	$79.49	$375.71	$7.23	$(341.10)	$121.33

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(6)	Includes loans elected for the fair value option.
(7)	Includes collateralized agreements or collateralized financing elected for the fair value option.
(8)	Includes structured notes elected for the fair value option.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Valuation methodology by major class of financial asset and financial liability

The valuation methodology used by Nomura to estimate fair value for major classes of financial assets and financial liabilities, together with the significant inputs which determine classification in the fair value hierarchy, is as follows:

Equities—Equities include direct holdings of both listed and unlisted equity securities, and fund investments. Listed equity securities are valued using quoted prices for identical securities from active markets where available. These valuations should be in line with market practice and therefore can be based on bid/offer prices as applicable or mid-market prices. Nomura determines whether the market is active depending on the sufficiency and frequency of trading activity. Where these securities are classified in Level 1 of the fair value hierarchy, no valuation adjustments are made to fair value, even if Nomura has a large "block" holding and the block could not be disposed of in its entirety at the quoted price. Listed equities traded in inactive markets are valued using the exchange price as adjusted to reflect liquidity and bid offer spreads and are classified in Level 2. Unlisted equity securities are valued using the same methodology as private equity investments described below and are usually classified as Level 3 because of the management judgment involved. As a practical expedient, fund investments are generally valued using NAV per share where available. Publicly traded mutual funds which are valued using a daily NAV per share are classified as Level 1. Investments in funds where Nomura has the ability to redeem its investment with the investee at NAV per share as of the balance sheet date or within the near term are classified as Level 2. Investments in funds where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified as Level 3.

Private equity—The valuation of unlisted private equity investments requires significant management judgment because the investments, by their nature, have little or no price transparency. Private equity investments are initially carried at cost as an approximation of fair value. Adjustments to carrying value are made if there is third-party evidence of a change in value. Adjustments are also made, in the absence of third-party transactions, if it is determined that the expected exit price of the investment is different from the carrying value. In reaching that determination, Nomura primarily uses either its own internal valuation models based on estimated future cash flows to be generated from the underlying investment, discounted at a weighted average cost of capital or comparable market multiple valuations such as EV/EBITDA (Enterprise Value/EBITDA), PE Ratio (Price/Earnings Ratio), Price/Embedded Value Ratio and other multiples based on relationships between numbers reported in the financial statements and the price of comparable companies. Where possible these valuations are compared with the operating cash flows and financial performance of the companies or properties relative to budgets or projections, price/earnings data for similar quoted companies, trends within sectors and/or regions and any specific rights or terms associated with the investment, such as conversion features and liquidation preferences. Private equity investments are generally classified as Level 3.

Government, state, municipal and agency securities—Japanese and other G7 government securities are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources. These securities are traded in active markets and therefore are classified within Level 1 of the fair value hierarchy. Non-G7 government securities, agency securities and municipal securities are valued using similar pricing sources but are generally classified as Level 2 as they are traded in markets that are not considered to be active. Certain non-G7 securities may be classified as Level 1 because they trade in active markets. Certain securities may be classified as Level 3 because they trade infrequently and there is not sufficient information from comparable securities to classify them as Level 2.

Corporate debt securities—The valuation of corporate debt securities is primarily performed using internal models and market inputs such as price quotes and recent market transactions of identical or similar debt, yield curves, asset swap spreads and credit default spreads. Most corporate debt securities are classified in Level 2 because the modeling inputs are usually observable. Certain corporate debt securities may be classified as Level 1 because they trade in active markets where there is sufficient information from a liquid exchange or multiple sources and they are valued using an unadjusted quote for an identical instrument. Certain securities may be classified as Level 3 because they trade infrequently and there is insufficient information from comparable securities to classify them as Level 2.

Commercial mortgage-backed securities ("CMBS") and Residential mortgage-backed securities ("RMBS")—The fair value of CMBS and RMBS is estimated using quoted market prices, recent market transactions or by reference to a comparable market index. CMBS and RMBS securities are classified primarily as Level 2 if all significant inputs are observable. For certain asset classes, no direct pricing sources or comparable indices are available and valuation is based on a combination of indices. These securities are classified as Level 3.

Mortgage and other mortgage-backed securities—The fair value of other mortgage backed securities is estimated using quoted market prices, recent market transactions or by reference to a comparable market index. Where all significant inputs are observable, the securities will be classified as Level 2. For certain securities, no direct pricing sources or comparable securities or indices may be available. These securities are classified as Level 3.

Collateralized debt obligations ("CDO") and other—CDOs are valued using internal models where quoted market prices do not exist. Key inputs used by the model include market spread data for each credit rating, prepayment speeds, recovery rates and default probabilities. Where all significant inputs are observable, the securities will be classified as Level 2. Since some of these inputs are unobservable, certain CDOs are classified as Level 3 where the unobservable inputs are significant.

Investment trust funds and other—Investment trust funds are generally valued using NAV per share. Publicly traded funds which are valued using a daily NAV per share are classified as Level 1. For funds that are not publicly traded but Nomura has the ability to redeem its investment with the investee at NAV per share on the balance sheet date or within the near term, the investments are classified as Level 2. Investments where Nomura does not have the ability to redeem in the near term or does not know when it can redeem are classified as Level 3.

Derivatives—Exchange-traded derivatives are usually valued using unadjusted quoted market prices and are therefore classified as Level 1. Where exchange-traded derivatives are not valued at the exchange price due to timing differences, these are classified as Level 2. OTC derivatives are valued by internal models using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Valuation techniques include simple discounted expected cash flow techniques and Black-Scholes and Monte Carlo simulations. For OTC derivatives that trade in liquid markets, such as plain vanilla forwards, swaps and options, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Derivatives that are valued using models with significant unobservable inputs such as correlation, long-dated volatility, credit curves or other unobservable inputs are classified within Level 3. Examples of derivatives classified as Level 3 by Nomura include exotic interest rate derivatives, exotic foreign exchange derivatives, exotic equity derivatives, exotic derivatives including a combination of interest rate, foreign exchange and equity risks and certain other transactions including long-dated or exotic credit derivatives. Valuation adjustments are recorded to model valuations which do not calibrate to market and consider all factors that would impact fair value including bid offer, liquidity and credit risk; both with regards to counterparty credit risk on derivative assets and Nomura's own creditworthiness on derivative liabilities.

Loans—Loans carried at fair value either as trading assets or through election of the fair value option are valued primarily through internal models using similar inputs to corporate debt securities as quoted prices are usually not available. Where there are no significant inputs which are unobservable, loans are classified as Level 2. Certain loans, however, may be classified as Level 3 because they are traded infrequently and there is not sufficient information from comparable securities to classify them as Level 2.

Collateralized agreements and Collateralized financing—Resale and repurchase agreements carried at fair value through election of the fair value option are valued using discounted cash flow models. Key inputs include expected future cash flows, interest rates and collateral funding spreads such as general collateral or special rates. Resale and repurchase agreements are generally classified in Level 2 of the fair value hierarchy as unobservable inputs are not significant. Where the unobservable inputs are significant, they will be classified in Level 3.

Non-trading debt securities—These are debt securities held by certain non-broker dealer subsidiaries in the group and are valued and classified in the fair value hierarchy using the same methodology used for other debt securities classified as government, agency and municipal bonds and bank and corporate debt securities described above.

Short-term and long-term borrowings ("Structured notes")—Structured notes are debt securities issued by Nomura which contain embedded features that alter the return to the investor from simply receiving a fixed or floating rate of interest to a return that depends upon some other variables, such as an equity or equity index, commodity price, foreign exchange rate, credit rating of a third party or a more complex interest rate. The fair value of structured notes is estimated using a quoted price in an active market for the identical liability if available, and where not available, using a mixture of valuation techniques that use the quoted price of the identical liability when traded as an asset, quoted prices for similar liabilities, similar liabilities when traded as assets, and also the amount at the measurement date that Nomura would pay to transfer the identical liability or would receive if the identical liability is entered at the measurement date. The fair value of structured notes includes an adjustment to reflect Nomura's own creditworthiness. This adjustment can differ depending on the market in which the structured note is issued and traded. Structured notes are generally classified in Level 2 of the fair value hierarchy as unobservable inputs are not significant. Where the unobservable inputs are significant, they will be classified in Level 3.

Long-term borrowings ("Secured financing transactions")—Secured financing transactions are liabilities recognized when a transfer of a financial asset does not meet the criteria for sales accounting under ASC 860 and therefore the transaction is accounted for as a secured borrowing. This liability is valued using the same methodology that is applied to the transferred financial assets which remain on the consolidated balance sheets and is therefore classified in the same level in the fair value hierarchy as the transferred financial assets. These liabilities do not provide general recourse to Nomura and therefore no adjustment is made to reflect Nomura's own creditworthiness.

Level 3 financial assets and financial liabilities

Level 3 financial assets and financial liabilities consist of instruments whose valuations are significantly dependent on inputs which are unobservable in the market.

Financial instruments classified as Level 3 are often hedged with instruments within Level 1 or Level 2 of the fair value hierarchy. The gains or losses presented below do not reflect the offsetting gains or losses for these hedging instruments. Level 3 instruments are also measured using both observable and unobservable inputs. Fair value changes presented below, therefore, reflect realized and unrealized gains and losses resulting from movements in both observable and unobservable parameters.

The following tables in this note that relate to the six months ended September 30, 2010 and the three months ended September 30, 2010 are prepared in accordance with the disclosure requirements in effect prior to certain amendments to ASC 820 that Nomura adopted during the year ended March 31, 2011.

The following tables present the gains and losses as well as increases and decreases of assets and liabilities measured at fair value on a recurring basis which Nomura classified as Level 3 for the six months ended September 30, 2010 and 2011, three months ended September 30, 2010 and 2011, respectively.

	Billions of yen
	Six months ended September 30, 2010
		Unrealized and realized gains/losses included in revenue
	Opening balance as of six months ended September 30, 2010	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)	Purchases (issuances) / sales (redemption), and settlement(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of six months ended September 30, 2010
Assets:
Trading assets and private equity investments
Equities	¥164	¥(2)	¥—	¥—	¥(0)	¥(2)	¥(26)	¥(1)	¥135
Private equity	325	—	—	(2)	—	(2)	(13)	—	310
Japanese agency and municipal securities	0	0	—	—	—	0	3	0	3
Foreign government, agency and municipal securities	22	2	—	—	—	2	1	5	30
Bank and corporate debt securities and loans for trading purposes	131	4	—	—	0	4	(14)	(3)	118
Commercial mortgage-backed securities ("CMBS")	27	0	—	—	—	0	(3)	(14)	10
Residential mortgage-backed securities ("RMBS")	4	0	—	—	—	0	(1)	3	6
Mortgage and other mortgage-backed securities	117	2	—	—	—	2	40	2	161
Collateralized debt obligations ("CDO") and other	43	(1)	—	—	—	(1)	(14)	(2)	26
Investment trust funds and other	10	1	—	—	—	1	(1)	—	10

Total cash instruments	843	6	—	(2)	(0)	4	(28)	(10)	809

Derivative contracts, net(5)
Equity contract	32	5	—	—	—	5	(3)	3	37
Interest rate contracts	9	34	—	—	—	34	(8)	(14)	21
Credit contracts	(58)	(38)	—	—	—	(38)	47	5	(44)
Foreign exchange contracts	(2)	(2)	—	—	—	(2)	(0)	4	(0)
Commodity contracts	(0)	1	—	—	—	1	(0)	(1)	(0)

Total derivative, net	(19)	(0)	—	—	—	(0)	36	(3)	14

Subtotal	¥824	¥6	¥—	¥(2)	¥(0)	¥4	¥8	¥(13)	¥823

Loans and receivables	10	0	—	—	—	0	(1)	(6)	3
Other assets	38	(0)	1	—	—	1	(1)	(0)	38

Total	¥872	¥6	¥1	¥(2)	¥(0)	¥5	¥6	¥(19)	¥864

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥0	¥(0)	¥0
Bank and corporate debt securities	0	—	—	—	—	—	(0)	—	—

Subtotal	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥(0)	¥(0)	¥0

Short-term borrowings	9	1	—	—	—	1	(6)	3	5
Payables and deposits	0	(0)	—	—	—	(0)	(0)	(0)	(0)
Long-term borrowings	(127)	22	—	—	—	22	249	(11)	89

Total	¥(118)	¥23	¥—	¥—	¥—	¥23	¥243	¥(8)	¥94

	Billions of yen
	Six months ended September 30, 2011
	Beginning balance as of six months ended September 30, 2011	Net gain (loss)(6)	Other comprehensive income (loss)	Purchases / issuances(7)	Sales / redemption(7)	Settlement	Foreign exchange movements	Net transfers in / (out of) Level 3(4)	Balance as of six months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥121	¥(11)	¥—	¥41	¥(11)	¥—	¥(4)	¥(2)	¥134
Private equity	289	(12)	—	1	(7)	—	(11)	—	260
Japanese agency and municipal securities	—	—	—	3	(3)	—	—	—	—
Foreign government, agency and municipal securities	23	3	—	124	(116)	—	—	(10)	24
Bank and corporate debt securities and loans for trading purposes	51	(2)	—	77	(69)	—	(2)	11	66
Commercial mortgage-backed securities ("CMBS")	28	0	—	—	(21)	—	(1)	2	8
Residential mortgage-backed securities ("RMBS")	3	(0)	—	0	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	128	(1)	—	7	(23)	—	(0)	—	111
Collateralized debt obligations ("CDO") and other	34	(0)	—	10	(11)	—	(1)	(13)	19
Investment trust funds and other	10	(0)	—	1	(2)	—	(0)	—	9

Total cash instruments	687	(23)	—	264	(263)	—	(19)	(11)	635

Derivatives, net(5)
Equity contracts	28	(8)	—	—	—	(11)	(1)	1	9
Interest rate contracts	11	6	—	—	—	(23)	(7)	(5)	(18)
Credit contracts	(55)	1	—	—	—	34	4	(6)	(22)
Foreign exchange contracts	2	19	—	—	—	(3)	(1)	0	17
Commodity contracts	(2)	(0)	—	—	—	(1)	(0)	2	(1)

Total derivatives, net	(16)	18	—	—	—	(4)	(5)	(8)	(15)

Subtotal	¥671	¥(5)	¥—	¥264	¥(263)	¥(4)	¥(24)	¥(19)	¥620

Loans and receivables	11	(0)	—	2	(5)	—	(1)	—	7
Other assets
Non-trading debt securities	0	0	(0)	7	—	—	(0)	—	7
Other	25	2	(0)	59	(8)	—	(0)	0	78

Total	¥707	¥(3)	¥(0)	¥332	¥(276)	¥(4)	¥(25)	¥(19)	¥712

Liabilities:
Trading Liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	(0)	—	(0)	—	—	—	—	1
Long-term borrowings	144	38	—	0	(116)	—	(15)	(41)	(66)

Total	¥146	¥38	¥—	¥15	¥(116)	¥—	¥(15)	¥(41)	¥(49)

	Translation into billions of U.S. dollars
	Six months ended September 30, 2011
	Beginning balance as of six months ended September 30, 2011	Net gain (loss)(6)	Other comprehensive income (loss)	Purchases / issuances(7)	Sales / redemption(7)	Settlement	Foreign exchange movements	Net transfers in / (out of) Level 3(4)	Balance as of six months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	$1.57	$(0.14)	$—	$0.53	$(0.14)	$—	$(0.05)	$(0.03)	$1.74
Private equity	3.76	(0.16)	—	0.01	(0.09)	—	(0.14)	—	3.38
Japanese agency and municipal securities	—	—	—	0.04	(0.04)	—	—	—	—
Foreign government, agency and municipal securities	0.30	0.04	—	1.61	(1.51)	—	—	(0.13)	0.31
Bank and corporate debt securities and loans for trading purposes	0.67	(0.03)	—	1.01	(0.90)	—	(0.03)	0.14	0.86
Commercial mortgage-backed securities ("CMBS")	0.36	0.00	—	—	(0.27)	—	(0.02)	0.03	0.10
Residential mortgage-backed securities ("RMBS")	0.04	(0.00)	—	0.00	(0.00)	—	(0.00)	0.01	0.05
Mortgage and other mortgage-backed securities	1.66	(0.01)	—	0.09	(0.30)	—	(0.00)	—	1.44
Collateralized debt obligations ("CDO") and other	0.44	(0.00)	—	0.13	(0.14)	—	(0.01)	(0.17)	0.25
Investment trust funds and other	0.13	(0.00)	—	0.01	(0.03)	—	(0.00)	—	0.11

Total cash instruments	8.93	(0.30)	—	3.43	(3.42)	—	(0.25)	(0.15)	8.24

Derivatives, net(5)
Equity contracts	0.36	(0.10)	—	—	—	(0.14)	(0.01)	0.01	0.12
Interest rate contracts	0.14	0.08	—	—	—	(0.30)	(0.09)	(0.06)	(0.23)
Credit contracts	(0.70)	0.01	—	—	—	0.44	0.05	(0.08)	(0.28)
Foreign exchange contracts	0.03	0.25	—	—	—	(0.04)	(0.01)	0.00	0.23
Commodity contracts	(0.03)	(0.01)	—	—	—	(0.01)	(0.00)	0.03	(0.02)

Total derivatives, net	(0.20)	0.23	—	—	—	(0.05)	(0.06)	(0.10)	(0.18)

Subtotal	$8.73	$(0.07)	$—	$3.43	$(3.42)	$(0.05)	$(0.31)	$(0.25)	$8.06

Loans and receivables	0.14	(0.00)	—	0.02	(0.06)	—	(0.01)	—	0.09
Other assets
Non-trading debt securities	0.00	0.00	(0.00)	0.09	—	—	(0.00)	—	0.09
Other	0.31	0.03	(0.00)	0.77	(0.10)	—	(0.00)	0.00	1.01

Total	$9.18	$(0.04)	$(0.00)	$4.31	$(3.58)	$(0.05)	$(0.32)	$(0.25)	$9.25

Liabilities:
Trading Liabilities
Bank and corporate debt securities	$—	$0.00	$—	$0.01	$—	$—	$—	$—	$0.01

Subtotal	$—	$0.00	$—	$0.01	$—	$—	$—	$—	$0.01

Short-term borrowings	0.02	0.00	—	0.18	(0.00)	—	—	(0.00)	0.20
Payables and deposits	0.01	(0.00)	—	(0.00)	—	—	—	—	0.01
Long-term borrowings	1.87	0.49	—	0.00	(1.51)	—	(0.19)	(0.53)	(0.85)

Total	$1.90	$0.49	$—	$0.19	$(1.51)	$—	$(0.19)	$(0.53)	$(0.63)

	Billions of yen
	Three months ended September 30, 2010
		Unrealized and realized gains/losses included in revenue
	Opening balance as of three months ended September 30, 2010	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)	Purchases (issuances) / sales (redemption), and settlement(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of three months ended September 30, 2010
Assets:
Trading assets and private equity investments
Equities	¥162	¥(2)	¥—	¥—	¥(0)	¥(2)	¥(21)	¥(4)	¥135
Private equity	311	—	—	(1)	0	(1)	0	—	310
Japanese agency and municipal securities	0	0	—	—	—	0	3	0	3
Foreign government, agency and municipal securities	13	2	—	—	—	2	4	11	30
Bank and corporate debt securities and loans for trading purposes	136	3	—	—	0	3	(16)	(5)	118
Commercial mortgage-backed securities ("CMBS")	22	(0)	—	—	—	(0)	(3)	(9)	10
Residential mortgage-backed securities ("RMBS")	3	(0)	—	—	—	(0)	(0)	3	6
Mortgage and other mortgage-backed securities	171	5	—	—	—	5	(15)	—	161
Collateralized debt obligations ("CDO") and other	26	(0)	—	—	—	(0)	3	(3)	26
Investment trust funds and other	10	0	—	—	—	0	0	—	10

Total cash instruments	854	8	—	(1)	(0)	7	(45)	(7)	809

Derivative contracts, net(5)
Equity contract	31	6	—	—	—	6	(2)	2	37
Interest rate contracts	20	17	—	—	—	17	(17)	1	21
Credit contracts	(39)	(40)	—	—	—	(40)	28	7	(44)
Foreign exchange contracts	1	0	—	—	—	0	(2)	1	(0)
Commodity contracts	0	(0)	—	—	—	(0)	0	(0)	(0)

Total derivative, net	13	(17)	—	—	—	(17)	7	11	14

Subtotal	¥867	¥(9)	¥—	¥(1)	¥(0)	¥(10)	¥(38)	¥4	¥823

Loans and receivables	3	0	—	—	—	0	(0)	—	3
Other assets	38	(0)	0	—	—	0	(0)	—	38

Total	¥908	¥(9)	¥0	¥(1)	¥(0)	¥(10)	¥(38)	¥4	¥864

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥(0)	¥(0)	¥0

Subtotal	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥(0)	¥(0)	¥0

Short-term borrowings	6	0	—	—	—	0	(0)	(1)	5
Payables and deposits	(0)	(0)	—	—	—	(0)	(0)	(0)	(0)
Long-term borrowings	44	(44)	—	—	—	(44)	5	(4)	89

Total	¥50	¥(44)	¥—	¥—	¥—	¥(44)	¥5	¥(5)	¥94

	Billions of yen
	Three months ended September 30, 2011
	Beginning balance as of three months ended September 30, 2011	Net gain (loss)(6)	Other comprehensive income (loss)	Purchases / issuances(7)	Sales / redemption(7)	Settlement	Foreign exchange movements	Net transfers in / (out of) Level 3(4)	Balance as of three months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥149	¥(10)	¥—	¥4	¥(5)	¥—	¥(3)	¥(1)	¥134
Private equity	280	(6)	—	1	(8)	—	(7)	—	260
Japanese agency and municipal securities	—	—	—	1	(1)	—	—	—	—
Foreign government, agency and municipal securities	18	1	—	71	(61)	—	—	(5)	24
Bank and corporate debt securities and loans for trading purposes	54	(4)	—	39	(31)	—	(1)	9	66
Commercial mortgage-backed securities ("CMBS")	10	(0)	—	—	(3)	—	(0)	1	8
Residential mortgage-backed securities ("RMBS")	3	(0)	—	—	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	118	0	—	7	(14)	—	(0)	—	111
Collateralized debt obligations ("CDO") and other	18	(1)	—	6	(7)	—	(1)	4	19
Investment trust funds and other	10	(1)	—	0	(0)	—	(0)	—	9

Total cash instruments	660	(21)	—	129	(130)	—	(12)	9	635

Derivatives, net(5)
Equity contracts	22	(9)	—	—	—	(3)	(1)	0	9
Interest rate contracts	16	(7)	—	—	—	(6)	(4)	(17)	(18)
Credit contracts	(44)	8	—	—	—	18	2	(6)	(22)
Foreign exchange contracts	6	15	—	—	—	(2)	(1)	(1)	17
Commodity contracts	0	(0)	—	—	—	(1)	(0)	—	(1)

Total derivatives, net	0	7	—	—	—	6	(4)	(24)	(15)

Subtotal	¥660	¥(14)	¥—	¥129	¥(130)	¥6	¥(16)	¥(15)	¥620

Loans and receivables	9	0	—	—	(1)	—	(1)	—	7
Other assets
Non-trading debt securities	7	0	(0)	—	—	—	(0)	—	7
Other	77	1	(0)	1	(1)	—	(0)	—	78

Total	¥753	¥(13)	¥(0)	¥130	¥(132)	¥6	¥(17)	¥(15)	¥712

Liabilities:
Trading Liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	0	—	(0)	—	—	—	—	1
Long-term borrowings	82	36	—	3	(91)	—	(9)	(15)	(66)

Total	¥84	¥36	¥—	¥18	¥(91)	¥—	¥(9)	¥(15)	¥(49)

	Translation into billions of U.S. dollars
	Three months ended September 30, 2011
	Beginning balance as of three months ended September 30, 2011	Net gain (loss)(6)	Other comprehensive income (loss)	Purchases / issuances(7)	Sales / redemption(7)	Settlement	Foreign exchange movements	Net transfers in / (out of) Level 3(4)	Balance as of three months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	$1.93	$(0.13)	$—	$0.05	$(0.06)	$—	$(0.04)	$(0.01)	$1.74
Private equity	3.63	(0.07)	—	0.01	(0.10)	—	(0.09)	—	3.38
Japanese agency and municipal securities	—	—	—	0.01	(0.01)	—	—	—	—
Foreign government, agency and municipal securities	0.23	0.01	—	0.92	(0.79)	—	—	(0.06)	0.31
Bank and corporate debt securities and loans for trading purposes	0.70	(0.05)	—	0.52	(0.41)	—	(0.02)	0.12	0.86
Commercial mortgage-backed securities ("CMBS")	0.13	(0.00)	—	—	(0.04)	—	(0.00)	0.01	0.10
Residential mortgage-backed securities ("RMBS")	0.04	(0.00)	—	—	(0.00)	—	(0.00)	0.01	0.05
Mortgage and other mortgage-backed securities	1.53	0.00	—	0.09	(0.18)	—	(0.00)	—	1.44
Collateralized debt obligations ("CDO") and other	0.23	(0.01)	—	0.08	(0.09)	—	(0.01)	0.05	0.25
Investment trust funds and other	0.13	(0.01)	—	0.00	(0.01)	—	(0.00)	—	0.11

Total cash instruments	8.55	(0.26)	—	1.68	(1.69)	—	(0.16)	0.12	8.24

Derivatives, net(5)
Equity contracts	0.29	(0.12)	—	—	—	(0.04)	(0.01)	0.00	0.12
Interest rate contracts	0.21	(0.09)	—	—	—	(0.08)	(0.05)	(0.22)	(0.23)
Credit contracts	(0.57)	0.10	—	—	—	0.24	0.03	(0.08)	(0.28)
Foreign exchange contracts	0.08	0.19	—	—	—	(0.02)	(0.01)	(0.01)	0.23
Commodity contracts	0.00	(0.00)	—	—	—	(0.02)	(0.00)	—	(0.02)

Total derivatives, net	0.01	0.08	—	—	—	0.08	(0.04)	(0.31)	(0.18)

Subtotal	$8.56	$(0.18)	$—	$1.68	$(1.69)	$0.08	$(0.20)	$(0.19)	$8.06

Loans and receivables	0.12	0.00	—	—	(0.01)	—	(0.02)	—	0.09
Other assets
Non-trading debt securities	0.09	0.00	(0.00)	—	—	—	(0.00)	—	0.09
Other	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.00)	—	1.01

Total	$9.77	$(0.17)	$(0.00)	$1.69	$(1.71)	$0.08	$(0.22)	$(0.19)	$9.25

Liabilities:
Trading Liabilities
Bank and corporate debt securities	$—	$0.00	$—	$0.01	$—	$—	$—	$—	$0.01

Subtotal	$—	$0.00	$—	$0.01	$—	$—	$—	$—	$0.01

Short-term borrowings	0.02	0.00	—	0.18	(0.00)	—	—	(0.00)	0.20
Payables and deposits	0.01	0.00	—	(0.00)	—	—	—	—	0.01
Long-term borrowings	1.06	0.47	—	0.04	(1.17)	—	(0.12)	(0.19)	(0.85)

Total	$1.09	$0.47	$—	$0.23	$(1.17)	$—	$(0.12)	$(0.19)	$(0.63)

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
(2)	Includes the effect of foreign exchange movements.
(3)	Includes the effect from the application of ASC 810 "Consolidation" ("ASC 810") which has been amended in accordance with ASU No. 2009-16 "Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets" and ASU No. 2009-17 "Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17").
(4)	If assets and liabilities move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if assets and liabilities move from another Level to Level 3 all gains/(losses) during the quarter are included in the table and if assets and liabilities move from Level 3 to another Level all gains/(losses) during the quarter are excluded from the table.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(6)	Includes gains and losses reported mainly within Net gain (loss) on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of operations.
(7)	Purchases / issuances includes the increase of trading liabilities, and Sales / redemption includes the decrease of trading liabilities.

Significant transfers between levels during the year

Nomura assumes that transfer of the assets and liabilities from one Level to another Level occurs at the beginning of each quarter.

Transfers between Level 1 and Level 2

There were no significant transfers between Level 1 and Level 2 for the six months ended September 30, 2010. There were no significant transfers between Level 1 and Level 2 for the six months ended September 30, 2011.

Transfers between Level 1 or Level 2 and Level 3

There were no significant transfers between Level 1 or Level 2 and Level 3 for the six months ended September 30, 2010. There were no significant transfers between Level 1 or Level 2 and Level 3 for six months ended September 30, 2011.

The following table presents the amounts of unrealized gains (losses) for the six months ended September 30, 2010 and 2011 and three months ended September 30, 2010 and 2011, respectively, relating to those financial instruments which Nomura classified as Level 3 within the fair value hierarchy and that were still held by Nomura at the balance sheet date:

	Billions of yen
	Six months ended September 30, 2010
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥(6)	¥—	¥—	¥(0)	¥(6)
Private equity	—	—	(3)	—	(3)
Japanese agency and municipal securities	0	—	—	—	0
Foreign government, agency and municipal securities	1	—	—	—	1
Bank and corporate debt securities and loans for trading purposes	3	—	—	—	3
Commercial mortgage-backed securities ("CMBS")	0	—	—	—	0
Residential mortgage-backed securities ("RMBS")	0	—	—	—	0
Mortgage and other mortgage-backed securities	(3)	—	—	—	(3)
Collateralized debt obligations ("CDO") and other	(0)	—	—	—	(0)
Investment trust funds and other	1	—	—	—	1

Total cash instruments	(4)	—	(3)	(0)	(7)

Derivatives, net(2)
Equity contracts	6	—	—	—	6
Interest rate contracts	11	—	—	—	11
Credit contracts	(45)	—	—	—	(45)
Foreign exchange contracts	(2)	—	—	—	(2)
Commodity contracts	(0)	—	—	—	(0)

Total derivatives, net	(30)	—	—	—	(30)

Subtotal	¥(34)	¥—	¥(3)	¥(0)	¥(37)

Loans and receivables	(0)	—	—	—	(0)
Other assets	(0)	1	—	—	1

Total	¥(34)	¥1	¥(3)	¥(0)	¥(36)

Liabilities:
Trading liabilities
Equities	¥(0)	¥—	¥—	¥—	¥(0)

Subtotal	¥(0)	¥—	¥—	¥—	¥(0)

Short-term borrowings	1	—	—	—	1
Payables and deposits	0	—	—	—	0
Long-term borrowings	17	—	—	—	17

Total	¥18	¥—	¥—	¥—	¥18

	Billions of yen	Translation into billions of U.S. dollars
	Six months ended September 30, 2011	Six months ended September 30, 2011
	Unrealized gain / (loss)(3)	Unrealized gain / (loss)(3)
Assets:
Trading assets and private equity investments
Equities	¥(8)	$(0.10)
Private equity	(9)	(0.12)
Japanese agency and municipal securities	(0)	(0.00)
Foreign government, agency and municipal securities	0	0.00
Bank and corporate debt securities and loans for trading purposes	(4)	(0.05)
Commercial mortgage-backed securities ("CMBS")	0	0.00
Residential mortgage-backed securities ("RMBS")	(0)	(0.00)
Mortgage and other mortgage-backed securities	(2)	(0.03)
Collateralized debt obligations ("CDO") and other	(1)	(0.01)
Investment trust funds and other	0	0.00

Total cash instruments	(24)	(0.31)

Derivatives, net(2)
Equity contracts	(8)	(0.10)
Interest rate contracts	9	0.12
Credit contracts	10	0.13
Foreign exchange contracts	17	0.22
Commodity contracts	(0)	(0.00)

Total derivatives, net	28	0.37

Subtotal	¥4	$0.06

Loans and receivables	(1)	(0.01)
Other assets
Non-trading debt securities	0	0.00
Other	1	0.01

Total	¥4	$0.06

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	$0.00

Subtotal	¥0	$0.00

Short-term borrowings	0	0.00
Payables and deposits	(0)	(0.00)
Long-term borrowings	29	0.38

Total	¥29	$0.38

	Billions of yen
	Three months ended September 30, 2010
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥(3)	¥—	¥—	¥(0)	¥(3)
Private equity	—	—	(1)	—	(1)
Japanese agency and municipal securities	0	—	—	—	0
Foreign government, agency and municipal securities	1	—	—	—	1
Bank and corporate debt securities and loans for trading purposes	2	—	—	—	2
Commercial mortgage-backed securities ("CMBS")	0	—	—	—	0
Residential mortgage-backed securities ("RMBS")	(0)	—	—	—	(0)
Mortgage and other mortgage-backed securities	5	—	—	—	5
Collateralized debt obligations ("CDO") and other	0	—	—	—	0
Investment trust funds and other	0	—	—	—	0

Total cash instruments	5	—	(1)	(0)	4

Derivatives, net(2)
Equity contracts	1	—	—	—	1
Interest rate contracts	15	—	—	—	15
Credit contracts	(43)	—	—	—	(43)
Foreign exchange contracts	(0)	—	—	—	(0)
Commodity contracts	(0)	—	—	—	(0)

Total derivatives, net	(27)	—	—	—	(27)

Subtotal	¥(22)	¥—	¥(1)	¥(0)	¥(23)

Loans and receivables	0	—	—	—	0
Other assets	(0)	1	—	—	1

Total	¥(22)	¥1	¥(1)	¥(0)	¥(22)

Liabilities:
Trading liabilities
Equities	¥(0)	¥—	¥—	¥—	¥(0)

Subtotal	¥(0)	¥—	¥—	¥—	¥(0)

Short-term borrowings	0	—	—	—	0
Payables and deposits	(0)	—	—	—	(0)
Long-term borrowings	(51)	—	—	—	(51)

Total	¥(51)	¥—	¥—	¥—	¥(51)

	Billions of yen	Translation into billions of U.S. dollars
	Three months ended September 30, 2011	Three months ended September 30, 2011
	Unrealized gain / (loss)(3)	Unrealized gain / (loss)(3)
Assets:
Trading assets and private equity investments
Equities	¥(8)	$(0.10)
Private equity	(6)	(0.08)
Japanese agency and municipal securities	(0)	(0.00)
Foreign government, agency and municipal securities	0	0.00
Bank and corporate debt securities and loans for trading purposes	(4)	(0.05)
Commercial mortgage-backed securities ("CMBS")	(0)	(0.00)
Residential mortgage-backed securities ("RMBS")	(0)	(0.00)
Mortgage and other mortgage-backed securities	0	0.00
Collateralized debt obligations ("CDO") and other	(1)	(0.01)
Investment trust funds and other	(1)	(0.01)

Total cash instruments	(20)	(0.25)

Derivatives, net(2)
Equity contracts	(10)	(0.13)
Interest rate contracts	(2)	(0.03)
Credit contracts	13	0.17
Foreign exchange contracts	15	0.19
Commodity contracts	(0)	(0.00)

Total derivatives, net	16	0.20

Subtotal	¥(4)	$(0.05)

Loans and receivables	(0)	(0.00)
Other assets
Non-trading debt securities	0	0.00
Other	1	0.01

Total	¥(3)	$(0.04)

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	$0.00

Subtotal	¥0	$0.00

Short-term borrowings	0	0.00
Payables and deposits	0	0.00
Long-term borrowings	36	0.47

Total	¥36	$0.47

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(3)	Includes gains and losses reported mainly within Net gain (loss) on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of operations.

During the three months ended September 30, 2011, a lack of liquidity persists in certain asset classes which has impacted the observability of certain inputs which are significant to Nomura's financial instrument valuations. These inputs include certain foreign currency exchange volatilities, certain interest rate volatilities and certain credit spreads.

As described above, the valuation of Level 3 financial assets and liabilities is dependent on certain significant inputs which cannot be observed in the market. Common characteristics of an inactive market include a low number of transactions of the financial instrument, stale or non-current price quotes, price quotes that vary substantially either over time or among market makers, or little publicly released information. Unobservable inputs include volatility risk and correlation risk for derivative instruments, refinancing periods and recovery rates for credit-related products and loans, and macroeconomic factors affecting the value of collateral for asset-backed securitization products.

If corroborative evidence is not available to value Level 3 financial instruments, fair value may be established using other equivalent products in the market. The level of correlation between the specific Level 3 financial instrument and the available benchmark instrument is considered as an unobservable parameter. Other techniques for determining an appropriate value for unobservable parameters may consider information such as consensus pricing data among certain market participants, historical trends, extrapolation from observable market data and other information Nomura would expect market participants to use in valuing similar instruments.

There is a range of fair values for Level 3 financial instruments as a result of the uncertainties described above. The specific valuation for each instrument is based on management's judgment of prevailing market conditions, in accordance with Nomura's established valuation policies and procedures. Using reasonably possible alternative assumptions to value Level 3 financial instruments will significantly influence fair values.

As described earlier, Level 3 financial instruments are often hedged by instruments in Level 1 or Level 2 of the fair value hierarchy. For the six months ended September 30, 2011, gains and losses related to Level 3 assets did not have a material impact on Nomura's liquidity and capital resources management.

As the valuation of these instruments fluctuates in response to a variety of factors, including, but not limited to, general market sentiment, credit, interest rate, foreign exchange and correlation risk, current values may decrease if market conditions deteriorate. Conversely, should conditions improve, an increase in value of the Level 3 portfolio would be expected.

Investments in investment funds that calculate NAV per share

In the normal course of business, Nomura invests in non-consolidated funds which meet the definition of investment companies or are similar in nature and which do not have readily determinable fair values. For certain of these investments, Nomura uses NAV per share as the basis for valuation as a practical expedient. Some of these investments are redeemable at different amounts from NAV per share.

The following tables provide information on these investments where NAV per share is calculated or disclosed as of March 31, 2011 and September 30, 2011. Investments are presented by major category relevant to the nature of Nomura's business and risks.

	Billions of yen
	March 31, 2011
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	¥91	¥0	Weekly/Monthly	Same day-95 days
Venture capital funds	2	0	—	—
Private equity funds	64	23	Quarterly	30 days
Real estate funds	8	15	—	—

Total	¥165	¥38

	Billions of yen
	September 30, 2011
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	¥86	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	68	15	Quarterly	30 days
Real estate funds	14	15	—	—

Total	¥172	¥31

	Translation into billions of U.S. dollars
	September 30, 2011
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	$1.12	$0.00	Monthly	Same day-95 days
Venture capital funds	0.05	0.01	—	—
Private equity funds	0.88	0.19	Quarterly	30 days
Real estate funds	0.18	0.19	—	—

Total	$2.23	$0.39

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The notice period required to be provided before redemption is possible.

Hedge funds:

These investments include funds of funds that invest in multiple asset classes. Nomura has developed the business of issuing structured notes linked to hedge funds. As a result most of the risks are transferred as pass-through. The fair values of these investments are estimated using the NAV per share of the investments. Although most of these funds can be redeemed within six months, certain funds cannot be redeemed within six months due to contractual, liquidity or gating issues. The redemption period cannot be estimated for certain suspended or liquidating funds. Some of these investments contain restrictions against transfers of the investments to third parties.

Venture capital funds:

These investments include primarily start-up funds. The fair values of the investments in this category are estimated using the NAV per share of the investments. Most of these funds cannot be redeemed within six months. The redemption period cannot be estimated for certain suspended or liquidating funds. These investments contain restrictions against transfers of the investments to third parties.

Private equity funds:

        These investments are made mainly in various sectors in Europe, United States and Japan. The fair values of certain investments in this category are estimated using the NAV per share. Redemption is restricted for most of these investments. Some of these investments contain restrictions against transfers of the investments to third parties.

Real estate funds:

These are investments in commercial and other types of real estate. The fair values of the investments in this category are estimated using the NAV per share of the investments. Redemption is restricted for most of these investments. These investments contain restrictions against transfers of the investments to third parties.

Fair value option for financial assets and financial liabilities

Nomura carries certain eligible financial assets and liabilities at fair value through the election of the fair value option permitted by ASC 815 "Derivatives and Hedging" ("ASC 815") and ASC 825 "Financial Instruments" ("ASC 825"). When Nomura elects the fair value option for an eligible item, changes in that item's fair value are recognized in the consolidated statements of operations. Election of the fair value option is generally irrevocable unless an event that gives rise to a new basis of accounting for that instrument occurs.

The financial assets and financial liabilities primarily elected for the fair value option by Nomura, and the reasons for the election, are as follows:

•

Loans which are risk managed on a fair value basis. Nomura elects the fair value option to mitigate volatility in the consolidated statements of operations caused by the difference in measurement basis that otherwise would arise between loans and the derivatives used to risk manage those instruments.

•

Equity method investments held for capital appreciation or current income purposes, which Nomura generally has an intention to exit rather than hold indefinitely. Nomura elects the fair value option to more appropriately represent the purpose of these investments in these consolidated financial statements.

•

Resale and repurchase agreements which are risk managed on a fair value basis. Nomura elects the fair value option to mitigate volatility in the consolidated statements of operations caused by the difference in measurement basis that otherwise would arise between the resale and repurchase agreements and the derivatives used to risk manage those instruments.

•

Financial liabilities recognized in transactions which are accounted for as secured financing transactions under ASC 860. Nomura elects the fair value option for these financial liabilities to mitigate volatility in the consolidated statements of operations that otherwise would arise had this election not been made. Even though Nomura usually has little or no continuing economic exposure to the transferred financial assets, they remain on the consolidated balance sheets and continue to be carried at fair value, with changes in fair value recognized through the consolidated statements of operations; and

•

All structured notes issued on or after April 1, 2008. Nomura elects the fair value option for those structured notes primarily to mitigate the volatility in the consolidated statements of operations caused by differences in the measurement basis for structured notes and the derivatives Nomura uses to risk manage those positions. Nomura also elects the fair value option for certain notes issued by consolidated variable interest entities ("VIEs") for the same purpose and for certain structured notes issued prior to April 1, 2008.

Interest and dividends arising from financial instruments for which the fair value option has been elected are recognized within Interest and dividends or Interest expense or Revenue—Net gain (loss) on trading.

The following tables present gains (losses) due to changes in fair value for financial instruments measured at fair value using the fair value option for the six months ended September 30, 2010 and 2011, three months ended September 30, 2010 and 2011, respectively.

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
	Net gain (loss) on trading	Net gain (loss) on trading	Net gain (loss) on trading
Assets:
Trading assets and private equity investments(1)
Trading assets	¥(2)	¥1	$0.01
Private equity	(0)	(6)	(0.08)
Collateralized agreements(2)	—	4	0.06
Loans and receivables	4	8	0.11
Other assets(1)	—	(0)	(0.00)

Total	¥2	¥7	$0.10

Liabilities:
Short-term borrowings(3)	¥(5)	¥1	$0.02
Collateralized financing(2)	—	(0)	(0.00)
Long-term borrowings(3)(4)	(61)	95	1.23

Total	¥(66)	¥96	$1.25

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
	Net gain (loss) on trading	Net gain (loss) on trading	Net gain (loss) on trading
Assets:
Trading assets and private equity investments(1)
Trading assets	¥(2)	¥1	$0.01
Private equity	0	0	0.00
Collateralized agreements(2)	—	1	0.01
Loans and receivables	3	8	0.10
Other assets(1)	—	0	0.00

Total	¥1	¥10	$0.12

Liabilities:
Short-term borrowings(3)	¥(9)	¥0	$0.00
Collateralized financing(2)	—	0	0.00
Long-term borrowings(3)(4)	(88)	86	1.12

Total	¥(97)	¥86	$1.12

(1)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(2)	Includes resale and repurchase agreements elected for the fair value option.
(3)	Includes structured notes and other financial liabilities elected for the fair value option.
(4)	Includes liabilities recognized from secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.

Nomura elected to apply the fair value option for its 45.5% investment as of March 31, 2011 and 47.0% investment as of September 30, 2011 in the common stock of Ashikaga Holdings Co., Ltd. This investment is reported within Trading assets and private equity investments—Private equity investments and Others assets—Other in the consolidated balance sheets.

Nomura calculates the impact of changes in its own creditworthiness on certain financial liabilities for which the fair value option is elected by discounting future cash flows at a rate which incorporates observable changes in its credit spread. Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in Nomura's creditworthiness were ¥6 billion for the six months ended September 30, 2010, mainly due to the widening of Nomura's credit spread. Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in its creditworthiness were ¥10 billion ($0.13 billion) for the six months ended September 30, 2011, mainly due to the widening of Nomura's credit spread. Losses from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in its creditworthiness, were ¥3 billion for the three months ended September 30, 2010, mainly due to the tightening of Nomura's credit spread. Gains from changes in the fair value of the financial liabilities for which the fair value option was elected, attributable to the change in its creditworthiness were ¥15 billion ($0.20 billion) for the three months ended September 30, 2011, mainly due to the widening of Nomura's credit spread.

There was no significant impact on financial assets for which the fair value option was elected attributable to instrument-specific credit risk.

As of March 31, 2011, there were no significant differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected and the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥50 billion less than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due. As of September 30, 2011, the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables for which the fair value option was elected was ¥1 billion ($0.01 billion) more than the principal balance of such loans and receivables. The fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings for which the fair value option was elected was ¥38 billion ($0.49 billion) less than the principal balance of such long-term borrowings. There were no loans and receivables for which the fair value option was elected that were 90 days or more past due.

Assets and liabilities carried at fair value on a nonrecurring basis—

In addition to the financial instruments carried at fair value on a recurring basis, Nomura also carries other assets and liabilities at fair value on a nonrecurring basis, where the primary measurement basis is not fair value. Fair value is only used in specific circumstances such as to measure impairment.

Estimated fair value

Financial assets which are carried at contractual amounts that approximate fair value include Cash and cash equivalents, Time deposits, Deposits with stock exchanges and other segregated cash, Receivables from customers, Receivables from other than customers, Securities purchased under agreements to resell, and Securities borrowed. Financial liabilities which are carried at contractual amounts that approximate fair value include Short-term borrowings, Payables to customers, Payables to other than customers, Deposits received at banks, Securities sold under agreements to repurchase, Securities loaned and Other secured borrowings. These financial instruments mature principally within one year and bear interest at rates that approximate market rates.

Loans receivable

Loans receivable are carried at cost adjusted for deferred fees or costs on originated loans, unamortized premiums or discounts on purchased loans less applicable allowances for loan losses, unless the fair value option is elected and they are held at fair value. The fair value of loans receivable is estimated based on loan characteristics. Where quoted market prices are available, such market prices are utilized to estimate fair value.

The following table presents carrying values and fair values or approximate fair values of loans receivable. Carrying values are shown after deducting allowances for loan losses.

	Billions of yen				Translation into billions of U.S. dollars
	March 31, 2011		September 30, 2011		September 30, 2011
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Loans receivable	¥1,268	¥1,265	¥1,024	¥1,021	$13.29	$13.25

Long-term borrowings

For long-term borrowings, certain hybrid financial instruments including structured notes are carried at fair value under the fair value option. Except for those instruments, long-term borrowings are carried at historical amounts unless such borrowings are designated as the hedged item in a fair value hedge. The fair value of long-term borrowings is estimated using quoted market prices where available or by discounting future cash flows.

The following table presents carrying values and fair values or approximate fair values of long-term borrowings.

	Billions of yen				Translation into billions of U.S. dollars
	March 31, 2011		September 30, 2011		September 30, 2011
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Long-term borrowings	¥8,403	¥8,179	¥8,754	¥8,479	$113.63	$110.06

Derivative Instruments And Hedging Activities	6 Months Ended
Sep. 30, 2011
Derivative Instruments And Hedging Activities (Abstract)
Derivative Instruments And Hedging Activities

4. Derivative instruments and hedging activities:

Nomura uses a variety of derivative financial instruments, including futures, forwards, options and swaps, for both trading and non-trading purposes.

Derivatives used for trading purposes

In the normal course of business, Nomura enters into transactions involving derivative financial instruments to meet clients needs, for its trading activities, and to reduce its own exposure to loss due to adverse fluctuations in interest rates, currency exchange rates and market prices of securities. These financial instruments include contractual agreements such as commitments to swap interest payment streams, exchange currencies or purchase or sell securities and other financial instruments on specific terms at specific future dates.

Nomura also enters into various derivative financial instrument transactions including futures, forwards, option and swap contracts involving securities, foreign currency, interest rate and other capital market instruments as part of its normal trading activities and for market risk management of certain non-trading assets and liabilities.

Nomura maintains active trading positions in a variety of derivative financial instruments. Most of Nomura's trading activities are client oriented. Nomura utilizes a variety of derivative financial instruments as a means of bridging clients' specific financial needs and investors' demands in the securities markets. Nomura also actively trades securities and various derivatives to assist its clients in adjusting their risk profiles as markets change. In performing these activities, Nomura carries an inventory of capital markets instruments and maintains its access to market liquidity by quoting bid and offer prices to and trading with other market makers. These activities are essential to provide clients with securities and other capital markets products at competitive prices.

Futures and forwards contracts are commitments to either purchase or sell securities, foreign currency or other capital market instruments at a specific future date for a specified price and may be settled in cash or through delivery. Foreign exchange contracts include spot and forward contracts and involve the exchange of two currencies at a rate agreed by the contracting parties. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in market prices. Futures contracts are executed through regulated exchanges which clear and guarantee performance of counterparties. Accordingly, credit risk associated with futures contracts is considered minimal. In contrast, forward contracts are generally negotiated between two counterparties and, therefore, are subject to the performance of the related counterparties.

Options are contracts that grant the purchaser, for a premium payment, the right to either purchase or sell a financial instrument at a specified price within a specified period of time or on a specified date from or to the writer of the option. The writer of options receives premiums and bears the risk of unfavorable changes in the market price of the financial instruments underlying the options.

Swaps are contractual agreements in which two counterparties agree to exchange certain cash flows, at specified future dates, based on an agreed contract. Certain agreements may result in combined interest rate and foreign currency exposures. Entering into swap agreements may involve the risk of credit losses in the event of the counterparties' default.

To the extent these derivative financial instruments are economically hedging financial instruments or securities positions of Nomura, the overall risk of loss may be fully or partly mitigated by the hedged position.

Nomura seeks to minimize its exposure to market risk arising from its use of these derivative financial instruments through various control policies and procedures, including position limits, monitoring procedures and hedging strategies whereby Nomura enters into offsetting or other positions in a variety of financial instruments. Credit risk associated with these financial instruments is controlled by Nomura through credit approvals, limits and monitoring procedures. To reduce default risk, Nomura requires collateral, principally cash collateral and government securities, for certain derivative transactions. From an economic standpoint, Nomura evaluates default risk exposure net of related collateral. Furthermore, Nomura generally enters into International Swaps and Derivatives Association, Inc. master agreements or their equivalents ("Master Netting Agreements") with each of its counterparties. Master Netting Agreements provide a right of offset in the event of bankruptcy and mitigate the credit risk exposure from these transactions. In some cases, they enable unrealized gains and losses arising from Nomura's dealings in over-the-counter derivatives to be presented on a net-by-counterparty basis and on a net-by-cash collateral basis in accordance with ASC 210-20 "Balance Sheet—Offsetting".

Nomura offset ¥605 billion of cash collateral receivables against net derivative liabilities and ¥456 billion of cash collateral payables against net derivative assets as of March 31, 2011. Nomura offset ¥1,015 billion ($13.17 billion) of cash collateral receivables against net derivative liabilities and ¥873 billion ($11.33 billion) of cash collateral payables against net derivative assets as of September 30, 2011.

Derivatives used for non-trading purposes

Nomura's principal objectives in using derivatives for non-trading purposes are to manage interest rate risk, to modify the interest rate characteristics of certain financial liabilities, to manage net investment exposure to fluctuations in foreign exchange rates arising from certain foreign operations and to mitigate equity price risk arising from certain stock-based compensation awards given to employees. Credit risk associated with derivatives utilized for non-trading purposes is controlled and managed in the same way as credit risk associated with derivatives utilized for trading purposes.

Nomura designates derivative financial instruments as fair value hedges of interest rate risk arising from specific financial liabilities. These derivatives are effective in reducing the risk associated with the exposure being hedged and they are highly correlated with changes in the fair value of the underlying hedged item, both at inception and throughout the life of the hedge contract. Changes in fair value of the hedging derivatives are reported together with those of the hedged liabilities through the consolidated statements of operations within Interest expense.

Derivative financial instruments designated as hedges of the net investment in foreign operations are linked to specific subsidiaries with non-Japanese yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates and is reported through Nomura Holdings, Inc. ("NHI") shareholders' equity within Accumulated other comprehensive income (loss). Changes in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate are excluded from the measure of hedge effectiveness and are reported in the consolidated statements of operations within Revenue—Other.

Concentrations of credit risk for derivatives

The following table presents Nomura's significant concentration of exposures to credit risk in OTC derivatives with financial institutions. The gross fair value of derivative assets represents the maximum amount of loss due to credit risk that Nomura would incur if the counterparties of Nomura failed to perform in accordance with the terms of the instruments and any collateral or other security Nomura held in relation to those instruments proved to be of no value.

	Billions of yen
	March 31, 2011
	Gross Fair Value of Derivative Assets	Impact of Master Netting Agreements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	¥12,733	¥(11,611)	¥(442)	¥680

	Billions of yen
	September 30, 2011
	Gross Fair Value of Derivative Assets	Impact of Master Netting Agreements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	¥22,138	¥(20,761)	¥(804)	¥573

	Translation into billions of U.S. dollars
	September 30, 2011
	Gross Fair Value of derivative assets	Impact of Master Netting Agreements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	$287.36	$(269.48)	$(10.44)	$7.44

Derivative activities

Derivative financial instruments used for trading purposes are recognized through the consolidated balance sheets within Trading assets or Trading liabilities depending on whether it has positive fair value or negative fair value. Bifurcated embedded derivatives are carried at Short-term borrowings or Long-term borrowings according to the due date of a contract. Non-trading derivatives are recognized through the consolidated balance sheets within Trading assets or Trading liabilities depending on whether it has positive fair value or negative fair value.

The following table quantifies the volume of Nomura's derivative activity through a disclosure of notional amounts, in comparison with the fair value of those derivatives. All amounts are disclosed on a gross basis, prior to counterparty netting of derivative assets and liabilities and cash collateral netting against net derivatives.

	Billions of yen
	March 31, 2011
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,229	¥1,472	¥16,257	¥1,511
Interest rate contracts	652,220	11,937	689,543	11,759
Credit contracts	37,075	2,066	38,432	2,093
Foreign exchange contracts	52,150	1,315	61,310	1,384
Commodity contracts	753	97	555	107

Total	¥758,427	¥16,887	¥806,097	¥16,854

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,531	¥32	¥535	¥4
Foreign exchange contracts	20	0	116	2

Total	¥1,551	¥32	¥651	¥6

Total derivatives	¥759,978	¥16,919	¥806,748	¥16,860

	Billions of yen
	September 30, 2011
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥20,840	¥1,910	¥18,980	¥1,904
Interest rate contracts	681,870	21,168	663,700	20,911
Credit contracts	36,911	2,691	39,074	2,696
Foreign exchange contracts	77,683	2,189	76,351	2,059
Commodity contracts	223	28	216	33

Total	¥817,527	¥27,986	¥798,321	¥27,603

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,915	¥81	¥—	¥—
Foreign exchange contracts	141	2	91	0

Total	¥2,056	¥83	¥91	¥0

Total derivatives	¥819,583	¥28,069	¥798,412	¥27,603

	Translation into billions of U.S. dollars
	September 30, 2011
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	$270.51	$24.79	$246.37	$24.71
Interest rate contracts	8,850.86	274.76	8,615.01	271.43
Credit contracts	479.11	34.93	507.19	34.99
Foreign exchange contracts	1,008.35	28.41	991.06	26.73
Commodity contracts	2.89	0.37	2.80	0.43

Total	$10,611.72	$363.26	$10,362.43	$358.29

Derivatives designated as hedging instruments:
Interest rate contracts	$24.86	$1.05	$—	$—
Foreign exchange contracts	1.83	0.03	1.18	0.00

Total	$26.69	$1.08	$1.18	$0.00

Total derivatives	$10,638.41	$364.34	$10,363.61	$358.29

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(3)	Includes derivatives used for non-trading purposes which are not designated as accounting hedges.

Changes in fair value are recognized either through gain or loss or other comprehensive income (loss) depending on the purpose for which the derivatives are used.

Derivatives used for trading purposes

Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value recognized through the consolidated statement of operations within Revenue—Net gain (loss) on trading.

The following table presents amounts included in the consolidated statements of operations related to derivatives used for trading purposes by type of underlying derivative contract.

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Derivatives used for trading purposes(1)(2):
Equity contracts	¥269	¥9	$0.12
Interest rate contracts	10	122	1.58
Credit contracts	22	(29)	(0.38)
Foreign exchange contracts	(115)	15	0.19
Commodity contracts	0	7	0.09

Total	¥186	¥124	$1.60

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Derivatives used for trading purposes(1)(2):
Equity contracts	¥(3)	¥(28)	$(0.36)
Interest rate contracts	69	23	0.30
Credit contracts	(6)	(14)	(0.18)
Foreign exchange contracts	(49)	(5)	(0.06)
Commodity contracts	1	(3)	(0.04)

Total	¥12	¥(27)	$(0.34)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(2)	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as accounting hedges.

Fair value hedges

Nomura issues Japanese yen and foreign currency denominated debt with both fixed and floating interest rates. Nomura generally enters into swap agreements to convert fixed rate interest payments on its debt obligations to a floating rate and applies hedge accounting to these instruments. Derivative financial instruments designated as fair value hedges are carried at fair value. Changes in fair value of the hedging derivatives are recognized together with those of the hedged liabilities in the consolidated statements of operations within Interest expense.

The following table presents amounts included in the consolidated statements of operations related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Derivatives designated as hedging instruments:
Interest rate contracts	¥48	¥59	$0.77

Total	¥48	¥59	$0.77

Hedged items:
Long-term borrowings	¥(48)	¥(59)	$(0.77)

Total	¥(48)	¥(59)	$(0.77)

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Derivatives designated as hedging instruments:
Interest rate contracts	¥19	¥33	$0.43

Total	¥19	¥33	$0.43

Hedged items:
Long-term borrowings	¥(19)	¥(33)	$(0.43)

Total	¥(19)	¥(33)	$(0.43)

Net investment hedges

Effective from April 2010, Nomura designates foreign currency forwards and foreign currency denominated long-term debt as hedges of certain subsidiaries with significant foreign exchange risks and applies hedge accounting to these instruments. Accordingly, the effective hedging portion of the foreign exchange gains (losses) arising from the derivative contracts and non-derivative financial products designated as hedges is recognized through the consolidated statements of comprehensive income within Other comprehensive income (loss)—Change in cumulative translation adjustments, net of tax. This is offset by the foreign exchange adjustments arising from consolidation of the relevant foreign subsidiaries.

The following table presents gains (losses) from derivatives and non-derivatives designated as net investment hedges included in the consolidated statements of comprehensive income.

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Hedging instruments:
Foreign exchange contracts	¥2	¥10	$0.13
Long-term borrowings	16	11	0.14

Total	¥18	¥21	$0.27

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Hedging instruments:
Foreign exchange contracts	¥0	¥8	$0.10
Long-term borrowings	8	7	0.09

Total	¥8	¥15	$0.19

(1)	The portion of the gains and losses representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of operations. There were no material gains and losses during the six months ended September 30, 2010 and 2011.

Derivatives containing credit-risk-related contingent features

Nomura enters into certain OTC derivatives and other agreements containing credit-risk-related contingent features. These features would require Nomura to post additional collateral or settle the instrument upon occurrence of a credit event, the most common of which would be a downgrade in the Company's long-term credit rating.

The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of March 31, 2011, was ¥1,779 billion with related collateral pledged of ¥958 billion. In the event of a one-notch downgrade to Nomura's long-term credit rating, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥18 billion. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of September 30, 2011, was ¥1,988 billion ($25.81 billion) with related collateral pledged of ¥1,201 billion ($15.58 billion). In the event of a one-notch downgrade to Nomura's long-term credit rating, the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥19 billion($0.24 billion).

Credit derivatives

Credit derivatives are derivative instruments in which one or more of their underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities that expose the seller of the credit derivatives to potential loss from credit-risk-related events specified in the contract.

Written credit derivatives are instruments or embedded features where Nomura assumes third party credit risk, either as guarantor in a guarantee-type contract, or as the party that provides credit protection in an option-type contract, credit default swap, or any other credit derivative contract.

Nomura enters into credit derivatives as part of its normal trading activities as both purchaser and seller for credit risk mitigation, proprietary trading positions and client transactions.

The most significant type of credit derivatives used by Nomura is single-name credit default swap where settlement of the derivative is based on the credit risk of a single third party. Nomura also writes credit derivatives linked to the performance of credit default indices and issues other credit-risk-related portfolio products.

Nomura would have to perform under a credit derivative contract if a credit event as defined in the respective contract occurs. Typical credit events include bankruptcy, failure to pay and restructuring of obligations of the referenced security.

Credit derivative contracts written by Nomura are either cash or physically settled. In cash-settled instruments, once payment is made upon an event of a default, the contract usually terminates with no further payments due. Nomura generally has no right to assume the reference assets of the counterparty in exchange for payment, nor does Nomura usually have any direct recourse to the actual issuers of the reference assets to recover the amount paid. In physically-settled contracts, upon a default event, Nomura takes delivery of the reference asset in return for payment of the full notional amount of the contract.

Nomura actively monitors and manages its credit derivative exposures. Where protection is sold, risks may be mitigated by purchasing credit protection from other third parties either on identical underlying reference assets or on underlying reference assets with the same issuer which would be expected to behave in a correlated fashion. The most common form of recourse provision to enable Nomura to recover from third parties any amounts paid under a written credit derivative is therefore not through the derivative itself but rather through the separate purchase of credit derivatives with identical or correlated underlyings.

Nomura quantifies the value of these purchased contracts in the following tables in the column titled "Purchased Credit Protection". These amounts represent purchased credit protection with identical underlyings to the written credit derivative contracts which act as a hedge against Nomura's exposure. To the extent Nomura is required to pay out under the written credit derivative, a similar amount would generally become due to Nomura under the purchased hedge.

Credit derivatives have a stated notional amount which represents the maximum payment Nomura may be required to make under the contract. However, this is generally not a true representation of the amount Nomura will actually pay as in addition to purchased credit protection, other risk mitigating factors reduce the likelihood and amount of any payment, including:

The probability of default: Nomura values credit derivatives taking into account the probability that the underlying reference asset will default and that Nomura will be required to make payments under the contract. Based on historical experience and Nomura's assessment of the market, Nomura believes that the probability that all reference assets on which Nomura provides protection will default in a single period is remote. The disclosed notional amount, therefore, significantly overstates Nomura's true exposure on these contracts.

The recovery value on the underlying asset: In the case of a default, Nomura's liability on a contract is limited to the difference between the notional amount and the recovery value of the underlying reference asset. While the recovery value on a defaulted asset may be minimal, this does reduce amounts paid on these contracts.

Nomura holds assets as collateral in relation to written credit derivatives. However, these amounts do not enable Nomura to recover any amounts paid under the credit derivative but rather mitigate the risk of economic loss arising from a counterparty defaulting against amounts due to Nomura under the contract. Collateral requirements are determined on a counterparty level rather than individual contract, and also generally cover all types of derivative contracts rather than just credit derivatives.

The following tables present the amounts of Nomura's written credit derivatives and purchased credit protection with identical underlyings as of March 31, 2011 and September 30, 2011.

	Billions of yen
	March 31, 2011
		Maximum Potential Payout/Notional					Notional
	Carrying value (Asset) / liability(1)	Total	Years to Maturity				Purchased Credit Protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥56	¥18,933	¥2,082	¥8,416	¥6,953	¥1,482	¥17,020
Credit default indices	117	12,666	806	4,372	6,275	1,213	10,956
Other credit-risk-related portfolio products	19	3,552	247	2,421	696	188	2,143
Credit-risk-related options and swaptions	0	212	4	—	208	—	121

Total	¥192	¥35,363	¥3,139	¥15,209	¥14,132	¥2,883	¥30,240

	Billions of yen
	September 30, 2011
		Maximum Potential Payout/Notional					Notional
	Carrying value (Asset) / liability(1)	Total	Years to Maturity				Purchased Credit Protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥1,117	¥18,515	¥1,963	¥6,411	¥7,833	¥2,308	¥17,016
Credit default indices	716	12,865	776	3,063	7,134	1,892	10,915
Other credit-risk-related portfolio products	237	3,260	677	1,327	1,003	253	2,040
Credit-risk-related options and swaptions	3	493	—	—	485	8	463

Total	¥2,073	¥35,133	¥3,416	¥10,801	¥16,455	¥4,461	¥30,434

	Translation into billions of U.S. dollars
	September 30, 2011
		Maximum Potential Payout/Notional					Notional
	Carrying value (Asset) / liability(1)	Total	Years to Maturity				Purchased Credit Protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	$14.50	$240.33	$25.48	$83.22	$101.67	$29.96	$220.87
Credit default indices	9.29	166.99	10.07	39.76	92.60	24.56	141.68
Other credit-risk-related portfolio products	3.08	42.31	8.79	17.22	13.02	3.28	26.48
Credit-risk-related options and swaptions	0.04	6.40	—	—	6.30	0.10	6.01

Total	$26.91	$456.03	$44.34	$140.20	$213.59	$57.90	$395.04

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

The following tables present the amounts of Nomura's written credit derivatives by external credit rating of the underlying asset. Ratings are based on Standard & Poor's ("S&P"), or if not rated by S&P, based on Moody's Investors Service. If ratings from either of these agencies are not available, the ratings are based on Fitch Ratings Ltd. or Japan Credit Rating Agency, Ltd. For credit default indices, the rating is determined by taking the weighted average of the external credit ratings given for each of the underlying reference entities comprising the portfolio or index.

	Billions of yen
	March 31, 2011
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,200	¥1,182	¥5,789	¥5,722	¥2,586	¥1,454	¥18,933
Credit default indices	1,228	375	5,592	3,202	577	1,692	12,666
Other credit-risk-related portfolio products	22	—	—	0	—	3,530	3,552
Credit-risk-related options and swaptions	25	—	29	154	4	—	212

Total	¥3,475	¥1,557	¥11,410	¥9,078	¥3,167	¥6,676	¥35,363

	Billions of yen
	September 30, 2011
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,000	¥1,418	¥5,426	¥5,028	¥2,679	¥1,964	¥18,515
Credit default indices	1,435	384	4,987	3,664	508	1,887	12,865
Other credit-risk-related portfolio products	8	—	—	—	—	3,252	3,260
Credit-risk-related options and swaptions	—	—	—	458	—	35	493

Total	¥3,443	¥1,802	¥10,413	¥9,150	¥3,187	¥7,138	¥35,133

	Translation into billions of U.S. dollars
	September 30, 2011
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	$25.96	$18.41	$70.43	$65.26	$34.78	$25.49	$240.33
Credit default indices	18.63	4.98	64.73	47.57	6.59	24.49	166.99
Other credit-risk-related portfolio products	0.10	—	—	—	—	42.21	42.31
Credit-risk-related options and swaptions	—	—	—	5.94	—	0.46	6.40

Total	$44.69	$23.39	$135.16	$118.77	$41.37	$92.65	$456.03

(1)	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.

Collateralized Transactions	6 Months Ended
Sep. 30, 2011
Collateralized Transactions (Abstract)
Collateralized Transactions

5. Collateralized transactions:

Nomura enters into collateralized transactions, including resale and repurchase agreements, securities borrowed and loaned transactions, and other secured borrowings mainly to meet clients' needs, finance trading inventory positions and obtain securities for settlements. Under these transactions, Nomura either receives or provides collateral, including Japanese and non-Japanese government, agency, mortgage-backed, bank and corporate debt securities and equities. In many cases, Nomura is permitted to use the securities received to secure repurchase agreements, enter into securities lending transactions or to cover short positions with counterparties.

The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral which Nomura is permitted to sell or repledge and the portion that has been sold or repledged are as follows:

	Billions of yen		Translation into billions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥28,262	¥30,241	$393
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	22,576	23,215	301

Nomura pledges firm-owned securities to collateralize repurchase agreements and other secured financings. Pledged securities that can be sold or repledged by the secured party, including Gensaki Repo transactions, are reported in parentheses as Securities pledged as collateral within Trading assets on the consolidated balance sheets. Assets owned, which have been pledged as collateral, primarily to stock exchanges and clearing organizations, without allowing the secured party the right to sell or repledge them, are summarized in the table below:

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Trading assets:
Equities and convertible bonds	¥29,935	¥10,613	$138
Government and government agency securities	977,291	1,808,737	23,478
Bank and corporate debt securities	93,250	114,971	1,492
Commercial mortgage-backed securities ("CMBS")	54,725	27,823	361
Residential mortgage-backed securities ("RMBS")	1,572,177	1,105,775	14,353
Collateralized debt obligations ("CDO") and other(1)	64,247	80,424	1,044
Investment trust funds and other	9,652	21,354	278

Total	¥2,801,277	¥3,169,697	$41,144

Non-trading debt securities	¥86,234	¥88,885	$1,154
Investments in and advance to affiliated companies	¥36,639	¥32,736	$425

(1)	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).

Assets subject to lien, except for those disclosed above, are as follows:

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Loans and receivables	¥27,635	¥7,406	$96
Trading assets	2,010,605	1,818,357	23,603
Office buildings, land, equipment and facilities	20,815	138,736	1,801
Non-trading debt securities	278,261	324,092	4,207
Other	—	265,038	3,440

Total	¥2,337,316	¥2,553,629	$33,147

Assets in the above table were primarily pledged for secured borrowings, including other secured borrowings, collateralized bonds of consolidated VIEs and trading balances of secured borrowings, and derivative transactions.

Resale and repurchase agreements ("repo transactions") principally involve the buying or selling of government and government agency securities under agreements with clients to resell or repurchase these securities to or from those clients. Nomura monitors the value of the underlying securities on a daily basis relative to the related receivables and payables, including accrued interest, and requests or returns additional collateral when appropriate. Repo transactions are generally accounted for as collateralized agreements or collateralized financing transactions and are recorded on the consolidated balance sheets at the amount at which the securities were originally acquired or sold with applicable accrued interest, as appropriate. Certain repo transactions are carried at fair value through election of the fair value option. No allowance for credit losses is generally recorded on repurchase agreements due to the strict collateralization requirements.

Repo transactions where the maturity of the security transferred as collateral matches the maturity of the repo transaction ("repo-to-maturity transactions") are accounted for as sales rather than collateralized financings where the criteria for derecognition of the securities transferred under ASC 860 are met. The amounts of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions as of March 31, 2011 and September 30, 2011 were ¥169,766 million and ¥58,946million ($765 million), respectively.

Securities borrowed and securities loaned are generally accounted for as collateralized agreements and collateralized financing transactions, respectively. Securities borrowed and securities loaned are generally cash collateralized and are recorded on the consolidated balance sheets at the amount of cash collateral advanced or received. Securities borrowed transactions generally required Nomura to provide the counterparty with collateral in the form of cash or other securities. For securities loaned transactions, Nomura generally receives collateral in the form of cash or other securities. Nomura monitors the market value of the securities borrowed or loaned and requires additional cash or securities, as necessary, to ensure that such transactions are adequately collateralized. No allowance for credit losses is generally recorded on securities borrowing transactions due to the strict collateralization requirements.

Certain Japanese securities lending transactions are accounted for as sales where the criteria for derecognition of the transferred financial assets under ASC 860 are met. The amounts of securities derecognized from the consolidated balance sheets under these transactions as of March 31, 2011 and September 30, 2011 were ¥291,870 million and ¥227,481 million ($2,953 million), respectively.

Securitizations And Variable Interest Entities	6 Months Ended
Sep. 30, 2011
Securitizations And Variable Interest Entities (VIEs) (Abstract)
Securitizations And Variable Interest Entities

6. Securitizations and Variable Interest Entities:

Securitizations

Nomura utilizes special purpose entities ("SPEs") to securitize commercial and residential mortgage loans, government agency and corporate bonds and other types of financial assets. Those SPEs are incorporated as stock companies, Tokumei kumiai (silent partnerships), Cayman SPCs or trust accounts. Nomura's involvement with SPEs includes structuring SPEs, underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura accounts for the transfer of financial assets in accordance with ASC 860. This statement requires that Nomura accounts for the transfer of financial assets as a sale when Nomura relinquishes control over the assets. ASC 860 deems control to be relinquished when the following conditions are met: (a) the assets have been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the assets received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, and that entity is constrained from pledging or exchanging the assets it receives, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests, and (c) the transferor has not maintained effective control over the transferred assets. Nomura may retain an interest in the financial assets, including residual interests in the SPEs. Any such interests are accounted for at fair value and reported within Trading assets in Nomura's consolidated balance sheets, with the change in fair value reported within Revenue—Net gain (loss) on trading. Fair value for retained interests in securitized financial assets is determined by using observable prices; or in cases where observable prices are not available for certain retained interests, Nomura estimates fair value based on the present value of expected future cash flows using its best estimates of the key assumptions, including forecasted credit losses, prepayment rates, forward yield curves and discount rates commensurate with the risks involved. Nomura may also enter into derivative transactions in relation to the assets transferred to an SPE.

As noted above, Nomura may have continuing involvement with SPEs to which Nomura transferred assets. During the six months ended September 30, 2010 and the three months ended September 30, 2010, Nomura received cash proceeds from SPEs of ¥126 billion and ¥77 billion, respectively, and recognized associated loss on sale of ¥2 million and ¥3 million, respectively. During the six months ended September 30, 2011 and the three months ended September 30, 2011, Nomura received cash proceeds from SPEs of ¥138 billion ($1.80 billion) and ¥90 billion ($1.17 billion), respectively, and recognized associated loss on sale of ¥0 million ($0.0 million) and ¥0 million($0.0 million), respectively. During the six months ended September 30, 2011 and the three months ended September 30, 2011, Nomura received debt securities issued by these SPEs with an initial fair value of ¥682 billion ($8.85 billion) and ¥322 billion ($4.18 billion), respectively, and cash inflows from third parties on the sale of those debt securities of ¥334 billion ($4.34 billion) and ¥192 billion ($2.49 billion), respectively. The cumulative balance of financial assets transferred to SPEs with which Nomura has continuing involvement was ¥3,141 billion and ¥3,002 billion ($38.97 billion) as of March 31, 2011 and September 30, 2011, respectively. Nomura's retained interests were ¥199 billion and ¥130 billion ($1.69 billion) as of March 31, 2011 and September 30, 2011, respectively. For the six months ended September 30, 2010 and the three months ended September 30, 2010, Nomura received cash flows of ¥11 billion and ¥6 billion, respectively, from the SPEs on the retained interests held in the SPEs. For the six months ended September 30, 2011 and the three months ended September 30, 2011, Nomura received cash flows of ¥6 billion ($0.08 billion) and ¥3 billion ($0.04 billion), respectively, from the SPEs on the retained interests held in the SPEs. Nomura had outstanding collateral service agreements or written credit default swap agreements in the amount of ¥28 billion and ¥25 billion ($0.32 billion) as of March 31, 2011 and September 30, 2011, respectively. Nomura does not provide financial support to SPEs beyond its contractual obligations.

The following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥197	¥—	¥197	¥194	¥3
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥197	¥2	¥199	¥196	¥3

	Billions of yen
	September 30, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥128	¥—	¥128	¥123	¥5
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	0

Total	¥—	¥128	¥2	¥130	¥125	¥5

	Translation into billions of U.S. dollars
	September 30, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	$—	$1.66	$—	$1.66	$1.60	$0.06
Bank and corporate debt securities	—	—	0.00	0.00	—	0.00
Mortgage and mortgage-backed securities	—	—	0.03	0.03	0.03	0.00

Total	$—	$1.66	$0.03	$1.69	$1.63	$0.06

The following table presents the key economic assumptions used to determine the fair value of the retained interests and the sensitivity of this fair value to immediate adverse changes of 10% and 20% in those assumptions.

	Billions of yen, except percentages		Translation into billions of U.S. dollars, except percentages
	Material retained interest held(1)
	March 31, 2011	September 30, 2011	September 30, 2011
Fair value of retained interests(1)	¥192	¥121	$1.57
Weighted-average life (Years)	6.3	4.6
Constant prepayment rate	7.1%	17.6%
Impact of 10% adverse change	(0.5)	(1.6)	(0.02)
Impact of 20% adverse change	(1.0)	(2.6)	(0.03)
Discount rate	4.7%	3.8%
Impact of 10% adverse change	(4.3)	(1.9)	(0.02)
Impact of 20% adverse change	(7.4)	(3.2)	(0.04)

(1)

The sensitivity analysis covers the material retained interests held of ¥192 billion out of ¥199 billion as of March 31, 2011 and ¥121 billion ($1.57 billion) out of ¥130 billion ($1.69 million) as of September 30, 2011. Nomura considers the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Changes in fair value based on 10% or 20% adverse changes generally cannot be extrapolated since the relationship of the change in assumption to the change in fair value may not be linear. The impact of a change in a particular assumption is calculated holding all other assumptions constant. For this reason, concurrent changes in assumptions may magnify or counteract the sensitivities disclosed above. The sensitivity analyses are hypothetical and do not reflect Nomura's risk management practices that may be undertaken under those stress scenarios.

The following table presents the type and carrying value of financial assets included within Trading assets which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860. These transfers are accounted for as secured financing transactions within Long-term borrowings. The assets are pledged as collateral of the associated liabilities and cannot be removed unilaterally by Nomura. Also these liabilities are non-recourse to Nomura.

	Billions of yen		Translation into billions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Assets
Trading assets
Equities	¥89	¥66	$0.85
Debt securities	110	63	0.82
Mortgage and mortgage-backed securities	35	23	0.30
Loans receivable	22	19	0.25

Total	¥256	¥171	$2.22

Liabilities
Long-term borrowings	¥230	¥153	$1.99

Variable Interest Entities

In the normal course of business, Nomura acts as a transferor of financial assets to VIEs, and underwriter, distributor, and seller of repackaged financial instruments issued by VIEs in connection with its securitization and equity derivative activities. Nomura retains, purchases and sells variable interests in VIEs in connection with its market-making, investing and structuring activities. Nomura consolidates VIEs for which Nomura is the primary beneficiary, including those that were created to market structured bonds to investors by repackaging corporate convertible bonds, and mortgages and mortgage-backed securities. Nomura also consolidates certain investment funds, which are VIEs, and for which Nomura is the primary beneficiary. Due to the adoption of ASC 810, as amended by ASU 2009-17 on April 1, 2010, Nomura consolidates certain SPEs which invest in the business of purchasing aircraft and operating leases of the aircraft and other SPEs engaged in various businesses.

The following table presents the classification of consolidated VIEs' assets and liabilities in our consolidated financial statements. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not have any recourse to Nomura beyond the assets held in the VIEs.

	Billions of yen			Translation into billions of U.S. dollars
	March 31, 2011	September 30, 2011		September 30, 2011
Consolidated VIE assets
Cash and cash equivalents	¥92	¥68		$0.88
Trading assets
Equities	785	839		10.89
Debt securities	239	155		2.01
Mortgage and mortgage-backed securities	67	65		0.84
Investment trust funds and other	8	0		0.00
Derivatives	10	4		0.06
Private equity investments	1	28		0.37
Securities purchased under agreements to resell	6	5		0.07
Office buildings, land, equipment and facilities(1)	42	165	(3)	2.14	(3)
Other(2)	84	439	(3)	5.69	(3)

Total	¥1,334	¥1,768		$22.95

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥6	¥0		$0.01
Derivatives	32	25		0.33
Securities sold under agreements to repurchase	2	—		—
Borrowings
Short-term borrowings	2	—		—
Long-term borrowings	1,030	1,182		15.34
Other	5	34		0.42

Total	¥1,077	¥1,241		$16.10

(1)	Includes aircraft of ¥30 billion as of March 31, 2011 and ¥17 billion ($0.22 billion) as of September 30, 2011 held by SPEs consolidated due to the adoption of ASC 810 as amended by ASU 2009-17. Certain of these SPEs are mainly engaged in aircraft leasing business.
(2)	Includes aircraft purchase deposits of ¥15 billion as of March 31, 2011 and ¥15 billion ($0.19 billion) as of September 30, 2011. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. Please refer to Note 13, "Commitments, contingencies and guarantees" for details.
(3)	Includes real estate and real estate for sale held by SPEs related to a subsidiary newly consolidated during the six months ended September 30, 2011.

Nomura also holds variable interests in VIEs where Nomura is not the primary beneficiary. Nomura's variable interests in such VIEs include senior and subordinated debt, residual interests, and equity interests associated with commercial and residential mortgage-backed and other asset-backed securitizations and structured financings, equity interests in VIEs which were formed primarily to acquire high yield leveraged loans and other lower investment grade debt obligations, residual interests in operating leases for aircraft held by VIEs, and loans and investments in VIEs that acquire operating businesses.

The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura's estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheets, the amount of commitments and financial guarantees, and the notional of the derivative instruments up to VIEs' gross assets. Nomura believes the notional amount of derivative instruments generally exceeds the amount of actual risk.

	Billions of yen
	March 31, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥80	¥—	¥80
Debt securities	164	—	164
Mortgage and mortgage-backed securities	2,070	—	2,070
Investment trust funds and other	80	—	80
Derivatives	1	8	17
Private equity investments	24	—	24
Loans
Short-term	3	—	3
Long-term	31	—	31
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	17

Total	¥2,457	¥8	¥2,490

	Billions of yen
	September 30, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥49	¥—	¥49
Debt securities	186	—	186
Mortgage and mortgage-backed securities	2,031	—	2,031
Investment trust funds and other	119	—	119
Derivatives	0	8	25
Private equity investments	21	—	21
Loans
Short-term	3	—	3
Long-term	31	—	31
Other	11	—	11
Commitments to extend credit and other guarantees	—	—	18

Total	¥2,451	¥8	¥2,494

	Translation into billions of U.S. dollars
	September 30, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	$0.63	$—	$0.63
Debt securities	2.42	—	2.42
Mortgage and mortgage-backed securities	26.36	—	26.36
Investment trust funds and other	1.55	—	1.55
Derivatives	0.00	0.10	0.32
Private equity investments	0.28	—	0.28
Loans
Short-term	0.04	—	0.04
Long-term	0.40	—	0.40
Other	0.14	—	0.14
Commitments to extend credit and other guarantees	—	—	0.23

Total	$31.82	$0.10	$32.37

Financing Receivables	6 Months Ended
Sep. 30, 2011
Financing Receivables (Abstract)
Financing Receivables

7. Financing receivables:

In the normal course of business, Nomura extends financing to clients primarily in the form of collateralized agreements such as reverse repurchase agreements and securities borrowing transactions and loans. These financing receivables are recognized as assets on Nomura's consolidated balance sheets and provide a contractual right to receive money either on demand or on future fixed or determinable dates.

Collateralized agreements

Collateralized agreements consist of reverse repurchase agreements disclosed as Securities purchased under agreements to resell and securities borrowing transactions disclosed as Securities borrowed in the consolidated balance sheets, including those executed under Gensaki Repo agreements. Reverse repurchase agreements and securities borrowing transactions principally involve the buying of government and government agency securities from customers under agreements that also require Nomura to resell these securities to those customers. Nomura monitors the value of the underlying securities on a daily basis to the related receivables, including accrued interest, and requests or returns additional collateral when appropriate. Reverse repurchase agreements and securities borrowing transactions are generally recorded on the consolidated balance sheets at the amount at which the securities are purchased with applicable accrued interest. No allowance for credit losses is generally recorded on these transactions due to the strict collateralization requirements.

Loans receivable

The key types of loans receivable recognized by Nomura are loans at banks, short-term secured margin loans, inter-bank money market loans and corporate loans.

Loans at banks are secured and unsecured loans extended by licensed banks within Nomura. For those loans secured by real estate or securities, Nomura is exposed to the risk of a decline in the value of the underlying collateral. For unsecured loans provided to investment banking clients, Nomura is exposed to risk of default of the counterparty, although these counterparties usually have high credit ratings. Where loans are secured by guarantees, Nomura is also exposed to the risk of default by the guarantor.

Short-term secured margin loans are loans provided to clients in connection with stock brokerage activities. These loans provide funding for clients in order to purchase securities. Nomura requests initial margin in the form of acceptable collateral securities or deposits against these loans and holds the purchased securities as collateral through the life of the loans. If the value of the securities declines by more than specified amounts, Nomura can make additional margin calls in order to maintain a specified ratio of loan-to-value ("LTV") ratio. For these reasons, the risk to Nomura of providing these loans is limited.

Inter-bank money market loans are loans to financial institutions in the inter-bank money market, where overnight and intra-day financings are traded through money market dealers. The risk to Nomura of making these loans is not significant as only qualified financial institutions can participate in these markets and these loans are usually overnight or short-term in nature.

Corporate loans are primarily loans provided to corporate clients. Corporate loans include loans secured by real estate or securities, as well as unsecured loans which Nomura provides to investment banking clients. The risk to Nomura of making these loans is similar to those risks arising from loans at banks.

In addition to the loans above, Nomura has advances to affiliated companies which are loans provided to related parties of Nomura. As these loans are generally not secured, Nomura is exposed to the risk of default of the counterparty.

The following table presents a summary of the loans receivable reported within Loans receivable or Investments in and advances to affiliated companies in the consolidated balance sheets by portfolio segment.

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Loans
Loans at banks	¥320,296	¥291,667	$3,786
Short-term secured margin loans	206,910	212,487	2,758
Inter-bank money market loans	8,281	59,508	772
Corporate loans	735,797	463,443	6,016

Loans receivable total	¥1,271,284	¥1,027,105	$13,332

of which:
Loans receivable carried at fair value(1)	¥554,180	¥289,073	$3,752
Loans receivable carried at amortized cost	717,104	738,032	9,580
Advances to affiliated companies	12,766	11,634	151

(1)	Accounted for at fair value through election of the fair value option

There were no significant purchases or sales of Loans receivable and no reclassification of Loans receivable to Trading assets during the six months ended September 30, 2011.

Allowance for loan losses

Management establishes an allowance for loan losses for loans carried at amortized cost which reflects management's best estimate of probable losses incurred. The allowance for loan losses which is reported in the consolidated balance sheets within Allowance for doubtful accounts comprises two components:

•	A specific component for loans which have been individually evaluated for impairment; and

•	A general component for loans which, while not individually evaluated for impairment, have been collectively evaluated for impairment based on historical loss experience

The specific component of the allowance for loan losses reflects probable losses incurred within loans which have been individually evaluated for impairment. A loan is defined as being impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. Factors considered by management in determining impairment include an assessment of the ability of borrowers to pay by considering various factors such as the nature of the loan, prior loan loss experience, current economic conditions, the current financial situation of the borrower, and the fair value of any underlying collateral. Loans that experience insignificant payment delays or insignificant payment shortfalls are not classified as impaired. The impairment is measured on a loan by loan basis by adjusting the carrying value of the loan to either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

The general component of the allowance for loan losses is for loans not individually evaluated for impairment and includes judgment about collectability based on available information at the balance sheet date and the uncertainties inherent in those underlying assumptions. The allowance is based on historical loss experience adjusted for qualitative factors such as current economic conditions.

While management has based its estimate of the allowance for loan losses on the best information available, future adjustments to the allowance for loan losses may be necessary as a result of changes in the economic environment or variances between actual results and original assumptions.

Loans are charged-off when Nomura determines that the loans are uncollectible. This determination is based on factors such as the occurrence of significant changes in the borrower's financial position such that the borrower can no longer pay the obligation or that the proceeds from collateral will not be sufficient to pay the loans.

The following tables present changes in the allowance for losses for the six months ended September 30, 2011 and three months ended September 30, 2011, respectively.

	Millions of yen
	Six months ended September 30, 2011
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860
Provision for losses	49	(4)	—	71	(11)	105	(179)	(74)
Charge-offs	—	—	—	—	—	—	(1)	(1)
Other(1)	—	(1)	—	(326)	—	(327)	370	43

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Translation into millions of U.S. dollars
	Six months ended September 30, 2011
	Allowance for loan losses							Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans		Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	$4		$1	$—	$44	$0	$49	$14	$63
Provision for losses	1		(0)	—	1	(0)	2	(2)	(0)
Charge-offs	—	=	—	—	—	—	—	(0)	(0)
Other(1)	—		(0)	—	(4)	—	(4)	4	0

Ending balance	$5		$1	$—	$41	$—	$47	$16	$63

	Millions of yen
	Three months ended September 30, 2011
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥339	¥57	¥—	¥3,086	¥11	¥3,493	¥1,460	¥4,953
Provision for losses	49	(24)	—	316	(11)	330	(196)	134
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	(1)	—	(235)	—	(236)	(23)	(259)

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Translation into millions of U.S. dollars
	Three months ended September 30, 2011
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	$4	$1	$—	$40	$0	$45	$19	$64
Provision for losses	1	(0)	—	4	(0)	5	(3)	2
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	(0)	—	(3)	—	(3)	(0)	(3)

Ending balance	$5	$1	$—	$41	$—	$47	$16	$63

(1)	Includes the effect of foreign exchange movements.

The following tables present the allowance for loan losses and loans by impairment methodology and type of loans as of March 31, 2011 and September 30, 2011, respectively.

	Millions of yen
	March 31, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥7	¥—	¥—	¥3,272	¥—	¥3,279
Evaluated collectively	332	37	—	150	11	530

Total allowance for loan losses	¥339	¥37	¥—	¥3,422	¥11	¥3,809

Loans by impairment methodology
Evaluated individually	¥7	¥—	¥8,281	¥228,776	¥483	¥237,547
Evaluated collectively	257,270	206,910	—	15,860	12,283	492,323

Total loans	¥257,277	¥206,910	¥8,281	¥244,636	¥12,766	¥729,870

	Millions of yen
	September 30, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥6	¥10	¥—	¥3,070	¥—	¥3,086
Evaluated collectively	382	22	—	97	—	501

Total allowance for loan losses	¥388	¥32	¥—	¥3,167	¥—	¥3,587

Loans by impairment methodology
Evaluated individually	¥6	¥66,632	¥59,508	¥216,173	¥368	¥342,687
Evaluated collectively	239,246	145,855	—	10,612	11,266	406,979

Total loans	¥239,252	¥212,487	¥59,508	¥226,785	¥11,634	¥749,666

	Translation into millions of U.S. dollars
	September 30, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	$0	$0	$—	$40	$—	$40
Evaluated collectively	5	1	—	1	—	7

Total allowance for loan losses	$5	$1	$—	$41	$—	$47

Loans by impairment methodology
Evaluated individually	$0	$865	$772	$2,806	$5	$4,448
Evaluated collectively	3,106	1,893	—	138	146	5,283

Total loans	$3,106	$2,758	$772	$2,944	$151	$9,731

Nonaccrual and past due loans

Loans which are individually evaluated as impaired are assessed for a nonaccrual status in accordance with Nomura's policy. When it is determined to suspend interest accrual as a result of an assessment, any accrued but unpaid interest is reversed. Loans are generally only returned to an accrual status if the loan is brought contractually current, i.e. all overdue principal and interest amounts are paid. In limited circumstances, a loan which has not been brought contractually current will also be returned to an accrual status if all principal and interest amounts contractually due are reasonably assured of repayment within a reasonable period of time or there has been a sustained period of repayment performance by the borrower.

As of March 31, 2011, there were no significant loans which were on a nonaccrual status or 90 days past due and still accruing. As of September 30, 2011, there were ¥37,883 million ($492 million) of loans which were on a nonaccrual status, mainly for the unsecured corporate loans. There were no significant loans which were 90 days past due and still accruing. In addition, there was no significant debt restructuring that constitutes a troubled debt restructuring.

Credit quality indicators

Nomura is exposed to credit risks deriving from a decline in the value of loans or a default caused by deterioration of creditworthiness or bankruptcy of the borrower. Nomura's risk management framework for such credit risks is based on a risk assessment through an internal credit rating process, in depth pre-financing credit analysis of each individual loan and continuous post-financing monitoring of borrower's creditworthiness. Loans considered as collateralized transactions are not subject to an internal credit rating process as Nomura monitors the value of posted collateral closely and understands means to prevent potential losses.

The following tables present an analysis of each class of loans not carried at fair value using Nomura's internal ratings or equivalent credit quality indicators applied by subsidiaries as of March 31, 2011 and September 30, 2011.

	Millions of yen
	March 31, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥111,841	¥17,449	¥—	¥25,344	¥154,634
Unsecured loans at banks	102,636	—	7	—	102,643
Short-term secured margin loans	—	—	—	206,910	206,910
Secured inter-bank money market loans	8,281	—	—	—	8,281
Secured corporate loans	30,567	5,170	2,000	122,750	160,487
Unsecured corporate loans	30,309	52,445	1,395	—	84,149
Advances to affiliated companies	12,283	—	—	483	12,766

Total	¥295,917	¥75,064	¥3,402	¥355,487	¥729,870

	Millions of yen
	September 30, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥97,323	¥24,872	¥6	¥33,548	¥155,749
Unsecured loans at banks	83,503	—	—	—	83,503
Short-term secured margin loans	—	—	—	212,487	212,487
Secured inter-bank money market loans	9,508	—	—	—	9,508
Unsecured inter-bank money market loans	50,000	—	—	—	50,000
Secured corporate loans	33,145	72,651	4,368	50,832	160,996
Unsecured corporate loans	28,004	36,856	929	—	65,789
Advances to affiliated companies	11,266	—	—	368	11,634

Total	¥312,749	¥134,379	¥5,303	¥297,235	¥749,666

	Translation into millions of U.S. dollars
	September 30, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	$1,264	$323	$0	$435	$2,022
Unsecured loans at banks	1,084	—	—	—	1,084
Short-term secured margin loans	—	—	—	2,758	2,758
Secured inter-bank money market loans	123	—	—	—	123
Unsecured inter-bank money market loans	649	—	—	—	649
Secured corporate loans	430	943	57	660	2,090
Unsecured corporate loans	364	478	12	—	854
Advances to affiliated companies	146	—	—	5	151

Total	$4,060	$1,744	$69	$3,858	$9,731

(1)	Relate to collateral exposures where a specified ratio of LTV is maintained.

Nomura reviews internal counterparty credit ratings at least once a year by using available borrower's credit information including financial statements and other information. Internal counterparty credit ratings are also reviewed more frequently for high-risk borrowers or problematic exposures and any significant credit event of a counterparty will trigger on immediate credit review process.

Business Combinations	6 Months Ended
Sep. 30, 2011
Business Combinations (Abstract)
Business Combinations

8. Business combinations:

For the purpose of streamlining Nomura Group's management structure for faster decision making in relation to reorganization, on May 13, 2011, Nomura entered into an agreement with one of its affiliated companies, Nomura Land and Building Co., Ltd. ("NLB") to implement a share exchange ("Share Exchange Agreement") effective on July 1, 2011. In advance of the effective date of the Share Exchange Agreement, Nomura acquired an additional 39.0% of the issued shares of NLB ("Share Purchases") as of May 24, 2011. As a result of the Share Purchases, NLB became a consolidated subsidiary of Nomura during the three months ended June 30, 2011. Nomura's total consideration in relation to the Share Purchases was approximately ¥37,620 million ($488 million). The difference between the fair value of the acquired net assets of NLB and the acquisition cost is accounted for as a bargain purchase gain of ¥44,963 million ($584 million) which is reported within Revenue—Other in the consolidated statements of operations.

The Share Purchases are accounted for as a step acquisition in these consolidated financial statements, because Nomura held 38.5% of the outstanding shares of NLB prior to the Share Purchases. Nomura remeasured the previously held equity investments in NLB and other companies which were acquired as a result of the Share Purchases at fair value. The change in fair value was a loss of ¥16,555 million ($215 million) which is reported within Revenue—Other in the consolidated statements of operations. The remeasurement to fair value was determined primarily based on the cost of the Share Purchases, in which the financial condition and assets of NLB were considered in reference to the valuation results provided by third party appraisers. As of the date of the Share Purchases, the previously held equity investments were remeasured at the fair value of ¥38,379 million ($498 million). Further, equity investments in NLB previously held by other affiliated companies of Nomura were also remeasured at fair value, resulting in an additional loss of ¥4,109 million ($53 million) which is also reported within Revenue—Other in the consolidated statements of operations.

There were no other material acquisition-related costs incurred in connection with this business combination.

The operating results of NLB and other companies acquired as a result of the Share Purchases have been included in these consolidated statements of operations from May 2011. As a result, revenues generated by NLB and these other companies which have been included in the consolidated statements of operations were ¥142,058 million ($1,844 million) and ¥98,822 million ($1,283million) for the six and three months ended September 30, 2011, respectively. In addition, a net loss of ¥100 million ($1 million) and net income of ¥803 million ($10 million) from NLB and other companies acquired as a result of the Share Purchases are included in the consolidated statements of operations for the six and three months ended September 30, 2011, respectively. Revenues and expenses arising from NLB and other companies that are acquired as a result of the Share Purchases are generally reported in Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.

The following table provides a summary of the fair value of the assets acquired and the liabilities assumed, as of the date of the Share Purchase.

	Millions of yen	Translation into millions of U.S. dollars
Assets:
Cash and cash deposits	¥78,634	$1,021
Loans receivable(1)	54,023	701
Receivables from other than customers	12,865	167
Office buildings, land, equipment and facilities	715,683	9,290
Intangible assets(2)	60,048	779
Assets other than above(3)	1,290,121	16,746

Total assets	2,211,374	28,704

Liabilities:
Short-term borrowings	82,800	1,075
Long-term borrowings	952,932	12,369
Liabilities other than above	748,889	9,720

Total liabilities	1,784,621	23,164
Equity attributable to NHI's shareholders	120,962	1,570

Noncontrolling interests of NLB(4)	22,397	291

Noncontrolling interests attributable to other than shareholders of NLB(5)	283,394	3,679

Acquisition costs and fair value of previously held equity investments in NLB and other newly consolidated subsidiaries	75,999	986

Goodwill	¥(44,963)	$(584)

(1)	Valuation is based on the difference between the gross contractual amounts receivable of ¥54,131 million ($703 million) and the estimate of the contractual cash flows not expected to be collected of ¥108 million ($1 million).
(2)	Includes finite-lived intangible assets related to client contracts and lease agreements which are amortized based on a weighted-average amortization period of nine years with no estimated residual value.
(3)	Include real estate classified as held for sale.
(4)	Valuation is based on the acquisition cost of the Share Purchases.
(5)	Valuation is based on either the market value or the net asset value as of the date of acquisition.

The following selected (unaudited) pro-forma financial information presents revenue and net income (loss) amounts as if the acquisitions occurred on April 1, 2010.

	Millions of yen, except per share amounts		Translation into millions of U.S. dollars, except per share amounts
	Six months ended September 30
	2010	2011	2011
Total revenue	¥873,122	¥847,892	$11,006
Net income (loss) attributable to NHI shareholders	¥30,564	¥(52,359)	$(680)
Basic net income (loss) attributable to NHI shareholders per share	8.37	(14.44)	(0.19)
Diluted net income (loss) attributable to NHI shareholders per share	8.34	(14.44)	(0.19)

Based on the Share Exchange Agreement, 118 common shares of the company were allotted and delivered for each share of NLB, and NLB became a wholly owned subsidiary of Nomura as of July 1, 2011. On the same day, Nomura issued 103,429,360 common shares. In addition, the common shares of NLB which Nomura acquired through the Share Exchange Agreement include the shares that had been held by one of Nomura's subsidiaries, Nomura Asset Management Co., Ltd., and the acquisition of those shares is accounted for as a transaction between entities under common control.

Other Assets-Other / Other Liabilities	6 Months Ended
Sep. 30, 2011
Other Assets-Other / Other Liabilities (Abstract)
Other Assets-Other / Other Liabilities

9. Other assets—Other / Other liabilities:

The following table sets forth Other assets—Other and Other liabilities in the consolidated balance sheets by type.

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Other assets-Other:
Securities received as collateral	¥43,624	¥22,758		$295
Goodwill and other intangible assets	116,834	160,929		2,089
Deferred tax assets	241,911	215,420		2,796
Investments in equity securities for other than operating purposes	11,915	131,295		1,704
Other(1)	154,209	948,812		12,317

Total	¥568,493	¥1,479,214		$19,201

Other liabilities:
Obligation to return securities received as collateral	¥43,624	¥22,758		$295
Accrued income taxes	10,123	13,285		172
Other accrued expenses and provisions	404,048	318,793		4,138
Other(2)	94,521	616,465		8,002

Total	¥552,316	¥971,301		$12,607

(1)	Includes real estate held for sale.
(2)	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. As of September 30, 2011, the amount of carrying values and estimated fair values are ¥287,944 million ($3,738 million) and ¥290,122 million ($3,766 million), respectively. The fair value is estimated by discounting future cash flow.

Earnings Per Share	6 Months Ended
Sep. 30, 2011
Earnings Per Share (Abstract)
Earnings Per Share

10. Earnings per share:

A reconciliation of the amounts and the numbers used in the basic and diluted earnings per share ("EPS") computations is as follows:

	Millions of yen except per share data presented in yen		Translation into millions of U.S. dollars except per share data presented in U.S. dollars
	Six months ended September 30
	2010	2011	2011
Basic—
Net income (loss) attributable to NHI shareholders	¥3,373	¥(28,321)	$(368)
Weighted average number of shares outstanding	3,651,306,836	3,627,116,186
Net income (loss) attributable to NHI shareholders per share	¥0.92	¥(7.81)	$(0.10)

Diluted—
Net income (loss) attributable to NHI shareholders	¥3,370	¥(28,326)	$(368)
Weighted average number of shares outstanding	3,665,662,592	3,626,187,054
Net income (loss) attributable to NHI shareholders per share	¥0.92	¥(7.81)	$(0.10)

	Millions of yen except per share data presented in yen		Translation into millions of U.S. dollars except per share data presented in U.S. dollars
	Three months ended September 30
	2010	2011	2011
Basic—
Net income (loss) attributable to NHI shareholders	¥1,051	¥(46,092)	$(598)
Weighted average number of shares outstanding	3,636,764,297	3,645,882,160
Net income (loss) attributable to NHI shareholders per share	¥0.29	¥(12.64)	$(0.16)

Diluted—
Net income (loss) attributable to NHI shareholders	¥1,048	¥(46,096)	$(598)
Weighted average number of shares outstanding	3,648,578,821	3,643,409,618
Net income (loss) attributable to NHI shareholders per share	¥0.29	¥(12.65)	$(0.16)

Net income (loss) attributable to NHI shareholders is adjusted to reflect the decline in Nomura's equity share of earnings of affiliates for the six and three months ended September 30, 2010 and for the six and three months ended September 30, 2011, respectively, arising from options to purchase common shares issued by affiliates.

The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential common shares arising from stock-based compensation plans issued by the Company that would have minimal impact on EPS in the six months ended September 30, 2010. The weighted average number of shares used in the calculation of diluted EPS reflects the decrease in potential common shares arising from stock-based compensation plans issued by the Company that would have minimal impact on EPS in the six months ended September 30, 2011.

Antidilutive stock options to purchase 59,622,300 common shares and 70,336,500 common shares for the six and three months ended September 30, 2010, respectively, were not included in the computation of diluted EPS. Antidilutive stock options to purchase 103,395,500 common shares and 101,183,700 common shares for the six and three months ended September 30, 2011, respectively, were not included in the computation of diluted EPS.

On July 1, 2011, Nomura issued 103,429,360 common shares in accordance with NLB becoming a wholly owned subsidiary of Nomura. See Note 8, "Business combinations" for more information.

Employee Benefit Plans	6 Months Ended
Sep. 30, 2011
Employee Benefit Plans (Abstract)
Employee Benefit Plans

11. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.

Net Periodic Benefit Cost

The net periodic benefit cost of the defined benefit plans includes the following components.

Japanese entities' plans—

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Service cost	¥4,001	¥4,001	$52
Interest cost	2,245	2,162	28
Expected return on plan assets	(1,592)	(1,566)	(20)
Amortization of net actuarial losses	1,544	1,579	20
Amortization of prior service cost	(574)	(573)	(7)

Net periodic benefit cost	¥5,624	¥5,603	$73

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Service cost	¥2,056	¥2,011	$26
Interest cost	1,123	1,081	14
Expected return on plan assets	(796)	(783)	(10)
Amortization of net actuarial losses	772	790	10
Amortization of prior service cost	(287)	(286)	(3)

Net periodic benefit cost	¥2,868	¥2,813	$37

Nomura also recognized net periodic benefit cost of plans other than Japanese entities' plans, which are not significant.

Income Taxes	6 Months Ended
Sep. 30, 2011
Income Taxes (Abstract)
Income Taxes

12. Income taxes:

For the six and three months ended September 30, 2010, the difference between the domestic statutory tax rate of approximately 41% and the effective tax rate of 82.3% and 91.0%, respectively, is mainly due to non-deductible expenses, different tax rates and changes in statutory tax rates applicable to income (loss) of foreign subsidiaries.

For the six months ended September 30, 2011, the difference between the domestic statutory tax rate of approximately 41% and the effective tax rate of negative 155.2% is mainly due to an increase in valuation allowance of foreign subsidiaries, whereas non-taxable revenue increased the effective tax rate. For the three months ended September 30, 2011, the difference between the domestic statutory tax rate of approximately 41% and the effective tax rate of 0.8% is mainly due to an increase in valuation allowance of foreign subsidiaries.

Subsequent event

In Japan, on November 30, 2011, the bill for reconstruction funding after the March 11 earthquake (the "Reconstruction Funding Bill") and the bill for the remaining items of the 2011 tax reform (the "Tax Reform Bill") were approved by the Diet. Under the Reconstruction Funding Bill, Special Reconstruction Corporate Tax will be imposed on companies, which will be calculated by multiplying the base corporation tax by 10% and will be effective for three fiscal years from April 1, 2012 to March 31, 2015. Under the Tax Reform Bill, the corporate income tax rate will be reduced by 4.5%, effective from the fiscal year beginning on or after April 1, 2012. The new tax laws related to these bills were promulgated on December 2, 2011, and as a result, the domestic statutory tax rates will be approximately 38% for the next three fiscal years and approximately 36% thereafter.

The new domestic statutory tax rates for calculating the deferred tax assets and liabilities as of December 31, 2011 will be 38% for those temporary differences expected to be realized or settled by March 31, 2015 and 36% for those after March 31, 2015. The impact of these changes is currently being evaluated.

Commitments, Contingencies And Guarantees	6 Months Ended
Sep. 30, 2011
Commitments, Comtingencies And Guarantees (Abstract)
Commitments, Contingencies And Guarantees

13. Commitments, contingencies and guarantees:

Commitments—

Credit and investment commitments

In connection with its banking and financing activities, Nomura provides commitments to extend credit which generally have fixed expiration dates. In connection with its investment banking activities, Nomura enters into agreements with clients under which Nomura commits to underwrite notes that may be issued by the clients. The outstanding commitments under these agreements are included in below commitments to extend credit.

Nomura has commitments to invest in various partnerships and other entities, primarily in connection with its merchant banking activities, and also has commitments to provide financing for investments related to these partnerships. The outstanding commitments under these agreements are included in commitments to invest in partnerships.

Certain consolidated VIEs which are engaged in the aircraft leasing business have commitments to purchase aircraft. The outstanding commitments under these agreements are included in commitments to purchase aircraft.

These commitments outstanding were as follows:

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Commitments to extend credit	¥264,736	¥256,927	$3,335
Commitments to invest in partnerships	38,008	30,952	402
Commitments to purchase aircraft	77,928	60,162	781

As of September 30, 2011, these commitments had the following maturities:

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥256,927	¥59,122	¥54,811	¥135,715	¥7,279
Commitments to invest in partnerships	30,952	253	22,373	630	7,696
Commitments to purchase aircraft	60,162	21,561	38,601	—	—

	Translation into millions of U.S. dollars
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	$3,335	$767	$712	$1,762	$94
Commitments to invest in partnerships	402	3	291	8	100
Commitments to purchase aircraft	781	280	501	—	—

The contractual amounts of these commitments to extend credit represent the amounts at risk should the contracts be fully drawn upon, should the counterparties default, and assuming the value of any existing collateral becomes worthless. The total contractual amount of these commitments may not represent future cash requirements since the commitments may expire without being drawn upon. The credit risk associated with these commitments varies depending on the clients' creditworthiness and the value of collateral held. Nomura evaluates each client's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by Nomura upon extension of credit, is based on credit evaluation of the counterparty.

Other commitments

The amounts of commitments to purchase real estate for sale and rental were nil as of March 31, 2011 and ¥158,043 million ($2,051 million) as of September 30, 2011. These included ¥86,275 million ($1,120 million) with maturities of less than 1 year and ¥71,768 million ($931 million) with maturities of 1 to 3 years.

Operating leases

The following table presents a schedule of future minimum rental payments under non-cancelable operating leases with initial or remaining terms exceeding one year:

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Total minimum lease payments	¥88,215	¥167,764	$2,178
Less: Sublease rental income	(11,412)	(11,107)	(145)

Net minimum lease payments	¥76,803	¥156,657	$2,033

As of March 31, 2011, these minimum lease payments had the following maturity for payments:

	Millions of yen
	Total	Years of Payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥88,215	¥15,034	¥14,146	¥11,268	¥9,282	¥8,296	¥30,189
As of September 30, 2011, these minimum lease payments had the following maturity for payments:

	Millions of yen
	Total	Years of Payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥167,764	¥20,543	¥18,296	¥15,415	¥12,961	¥11,703	¥88,846

	Translation into millions of U.S. dollars
	Total	Years of Payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	$2,178	$267	$238	$200	$168	$152	$1,153

Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utilities and tax increases.

Contingencies—

Investigations, lawsuits and other legal proceedings

In the normal course of business as a global financial services entity, Nomura is involved in investigations, lawsuits and other legal proceedings and, as a result, may suffer economic loss from any fine, penalties or damages awarded against Nomura, any settlements Nomura chooses to make to resolve a matter, and legal and other advisory costs incurred to support and formulate a defense.

In accordance with ASC 450 "Contingencies", Nomura recognizes a liability for this risk of loss arising on each individual matter when an estimated economic loss is probable and the amount of such loss can be reasonably estimated. The amount recognized as a liability is reviewed at least quarterly and is revised when further information becomes available.

The ability to predict the outcome of these actions and proceedings is inherently difficult, particularly where claimants are seeking substantial or indeterminate damages, where investigations and legal proceedings are at an early stage, where the matters present novel legal theories or involve a large number of parties, or which take place in foreign jurisdictions with complex or unclear laws. Nomura cannot therefore estimate with confidence losses or ranges of losses for actions and proceedings where there is only a reasonably possible risk of loss.

Nomura believes that, based on current information available as of the date of these consolidated financial statements, the ultimate resolution of these actions and proceedings will not be material to Nomura's financial condition. However, an adverse outcome in certain of these matters could have a material adverse effect on the consolidated results of operations or cash flows in a particular quarter or annual period.

The most significant actions and proceedings against Nomura are summarized below. Where possible, the amount of the claim of the counterparty is disclosed which provides an indication of the maximum loss we may incur.

In January 2008, Nomura International plc ("NIP") was served with a tax notice issued by the tax authorities in Pescara, Italy alleging breaches by NIP of the U.K.-Italy Double Taxation Treaty of 1998 (the "Tax Notice"). The alleged breaches relate to payments to NIP of tax credits on dividends on Italian shares. The Tax Notice not only denies certain payments to which NIP claims to be entitled but is also seeking reimbursement of EUR 33.8 million, including interest, already refunded. In March 2008, NIP lodged an appeal against the Tax Notice rejecting the Italian tax authorities' demands for reimbursement and in November 2009, a decision was issued by the Pescara Tax Court in favor of the Italian Tax Authorities. NIP is vigorously challenging this decision.

In April 2010, Lehman Brothers Holdings Inc. and Lehman Brothers Special Financing Inc. (collectively, "Lehman Inc.") commenced proceedings in the U.S. Bankruptcy Court in New York objecting to the proofs of claims filed by Nomura's subsidiaries, Nomura Securities Co., Ltd. ("NSC"), NIP and Nomura Global Financial Products Inc. in respect of swaps and other derivative transactions in the total amount of approximately $1 billion; and in the case of NSC and NIP, Lehman Inc. is seeking to recover damages.

Fairfield Sentry Ltd. and Fairfield Sigma Ltd. (collectively, the "Fairfield Funds"), which are now in liquidation and were feeder funds to Bernard L. Madoff Investment Securities LLC (under the liquidation with its trustee's on-going recovery procedure pursuant to the Securities Investor Protection Act in the U.S. since December 2008), have filed lawsuits in the Supreme Court of the State of New York and U.S. Bankruptcy Court against a number of investors, including NIP, seeking to recover redemption payments that the Fairfield Funds allege, inter alia, were mistakenly made. In a complaint dated October 5, 2010, the amount claimed against NIP was approximately $34 million plus interest. The claim against NIP is proceeding in the U.S. Bankruptcy Court.

On November 11, 2010, the High Court in London ruled in favor of NIP and Nomura Bank International Plc ("NBI") dismissing claims made by WestLB AG ("WestLB") against them. WestLB first served the proceedings on NIP and NBI in April 2009, claiming that under the terms of a note issued by NBI and which matured in October 2008, WestLB was entitled to receive approximately $22 million, which it claimed to be the value of a fund of shares referable to the NBI note. WestLB sought permission to appeal and this was granted by the Court of Appeal on March 7, 2011.

On March 1, 2011, PT Bank Mutiara Tbk. ("Bank Mutiara") commenced proceedings in the Commercial Court of the Canton of Zurich against a special purpose company ("SPC") established at the request of NIP. These are proceedings to challenge the SPC's rights over approximately $156 million in an account held in Switzerland. The SPC has a security interest over the money pursuant to a loan facility with a third party. The SPC does not believe that Bank Mutiara has any enforceable security interest over the funds and is seeking release of the monies.

        In April 2011, the Federal Home Loan Bank of Boston ("FHLB-Boston") commenced proceedings in the Superior Court of Massachusetts against numerous sponsors, issuers and underwriters of residential mortgage-backed securities ("MBS"), and their controlling persons, including certain of Nomura's U.S. subsidiaries. The action alleges that FHLB-Boston purchased residential MBS issued by a Nomura U.S. subsidiary for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders and the characteristics of the loans underlying the securities. FHLB-Boston seeks rescission of its purchases or compensatory damages pursuant to state law. FHLB-Boston alleges that it purchased certificates in four offerings issued by a Nomura U.S. subsidiary but does not specify the amount of its purchases or the amount of any alleged losses. Due to the lack of information at this early stage of the litigation and the uncertainties involved, including lack of information concerning the alleged purchases by the plaintiff, and uncertainties concerning significant legal issues that may be dispositive, Nomura cannot provide an estimate of exposure to loss related to this matter at this time.

In July 2011, the National Credit Union Administration Board ("NCUA") commenced proceedings in the United States District Court for the Central District of California as liquidating agent of Western Corporate Federal Credit Union ("Wescorp") against various sponsors, issuers and underwriters of residential MBS purchased by Wescorp. The complaint alleges that Wescorp purchased residential MBS issued by certain of Nomura's U.S. subsidiaries, among others, for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders. The complaint alleges that Wescorp purchased certificates in two offerings in which a Nomura U.S. subsidiary was the issuer in the original principal amount of approximately $83 million and seeks rescission of its purchases or compensatory damages. Due to the lack of information at this early stage of the litigation and the uncertainties involved, Nomura cannot provide an estimate of exposure to loss related to this matter at this time.

In September 2011, the Federal Housing Finance Agency ("FHFA"), as conservator for the government sponsored enterprises, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation (the "GSEs"), commenced proceedings in the United States District Court for the Southern District of New York against numerous sponsors, issuers and underwriters of residential MBS, and their controlling persons, including certain of Nomura's U.S. subsidiaries. The action alleges that the GSEs purchased residential MBS issued by certain Nomura subsidiaries in the U.S. for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders and the characteristics of the loans underlying the securities. FHFA alleges that the GSEs purchased certificates in seven offerings in which a Nomura U.S. subsidiary was the issuer in the original principal amount of approximately $2,046 million and seeks rescission of its purchases or compensatory damages. Due to the lack of information at this early stage of the litigation and the uncertainties involved, Nomura cannot provide an estimate of exposure to loss related to this matter at this time.

Subsequent events

In October 2011, the NCUA commenced proceedings in the United States District Court for the District of Kansas as liquidating agent of U.S. Central Federal Credit Union ("U.S. Central") against various sponsors, issuers and underwriters of residential MBS purchased by U.S. Central, including a U.S. subsidiary of Nomura. The complaint alleges that U.S. Central purchased residential MBS issued by the subsidiary, among others, for which the offering materials contained untrue statements or omitted material facts concerning the underwriting standards used by the original lenders. The complaint against the Nomura U.S. subsidiary alleges that U.S. Central purchased certificates in one offering in which the subsidiary was the issuer in the original principal amount of approximately $50 million and seeks rescission of its purchases or compensatory damages. Due to the lack of information at this early stage of the litigation and the uncertainties involved, Nomura cannot provide an estimate of exposure to loss related to this matter at this time.

In November 2011, NIP was served with a claim filed by the trustee (the "Madoff Trustee") appointed for the liquidation of Bernard L. Madoff Investment Securities LLC ("BLMIS") and Bernard L. Madoff in the United States Bankruptcy Court Southern District of New York. This is a clawback action similar to claims filed by the Madoff Trustee against numerous other institutions. The Madoff Trustee alleges that NIP received redemptions from the BLMIS feeder fund, Harley International (Cayman) Limited in the six years prior to December 11, 2008 (the date proceedings were commenced against BLMIS) and that these are avoidable and recoverable under the U.S. Bankruptcy Code and New York law. The amount that the Madoff Trustee is seeking to recover from NIP is approximately $21 million.

          Nomura supports the position of Nomura's subsidiaries in each of these claims.

    Certain Mortgage-Related Contingencies in the U.S.

Certain of Nomura's subsidiaries in the U.S. securitized mortgage loans in the form of MBS. These subsidiaries did not generally originate mortgage loans, but purchased mortgage loans from third-party loan originators (the "originators"). In connection with such purchases, these subsidiaries received loan level representations from the originators. Certain of the MBS issued by the subsidiaries were structured with credit protection provided to specified classes of certificates by monoline insurers. In connection with the securitizations, the relevant subsidiaries provided loan level representations and warranties of the type generally described below, which mirror the representations the subsidiaries received from the originators.

The loan level representations made in connection with the securitization of mortgage loans were generally detailed representations applicable to each loan and addressed characteristics of the borrowers and properties. The representations included, but were not limited to, information concerning the borrower's credit status, the loan-to-value ratio, the owner occupancy status of the property, the lien position, the fact that the loan was originated in accordance with the originator's guidelines, and the fact that the loan was originated in compliance with applicable laws.

The relevant subsidiaries have received claims demanding the repurchase of certain loans from trustees of various securitization trusts, which the subsidiaries believe were made at the instance of one or more investors, and from certificate insurers. Each claim received has been reviewed, and the subsidiaries have contested those claims believed to be without merit or have agreed to repurchase certain loans (or to otherwise compensate the issuing trust) for those claims that the subsidiaries have determined to have merit.

Nomura cannot provide an estimate of its exposure to the existing unresolved demands or the likelihood of additional breach of representation claims at this time due to the uncertainties involved. Specifically, macroeconomic conditions, including the unemployment rate, affect the rate of defaults in residential mortgages. Further, Nomura's exposure with respect to such claims is influenced by the particular originators which underwrote the loans at issue, the particular representations made (which were not uniform across all securitizations), and fluctuations in values in the residential real estate markets which affect the loss severity for defaulting loans. As at November 30, 2011, the subsidiaries have received loan repurchase claims of $1,449 million that are unresolved.

Guarantees—

ASC 460 "Guarantees" specifies the disclosures to be made in regards to obligations under certain issued guarantees and requires a liability to be recognized for the fair value of a guarantee obligation at inception.

In the normal course of business, Nomura enters into various guarantee arrangements with counterparties in the form of standby letters of credit and other guarantees, which generally have a fixed expiration date.

In addition, Nomura enters into certain derivative contracts that meet the accounting definition of a guarantee, namely derivative contracts that contingently require a guarantor to make payment to a guaranteed party based on changes in an underlying that relate to an asset, liability or equity security held by a guaranteed party. Since Nomura does not track whether its clients enter into these derivative contracts for speculative or hedging purposes, Nomura has disclosed below information about derivative contracts that could meet the accounting definition of guarantees.

For information about the maximum potential amount of future payments that Nomura could be required to make under certain derivatives, the notional amount of contracts has been disclosed. However, the maximum potential payout for certain derivative contracts, such as written interest rate caps and written currency options, cannot be estimated, as increases in interest or foreign exchange rates in the future could be theoretically unlimited.

Nomura records all derivative contracts at fair value on its consolidated balance sheets. Nomura believes the notional amounts generally overstate its risk exposure. Since the derivative contracts are accounted for at fair value, carrying value is considered the best indication of payment and performance risk for individual contracts.

The following table presents information on Nomura's derivative contracts that could meet the accounting definition of a guarantee and certain other guarantees:

	Millions of yen				Translation into millions of U.S. dollars
	March 31, 2011		September 30, 2011		September 30, 2011
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts(1)	¥3,539,472	¥101,555,634	¥4,354,200	¥105,269,019	$56,519	$1,366,420
Standby letters of credit and other guarantees(2)	¥267	¥8,512	¥236	¥18,091	$3	$235

(1)	Credit derivatives are disclosed in Note 4. "Derivative instruments and hedging activities" and are excluded from "Derivative contracts".
(2)	Collateral held in connection with "Standby letters of credit and other guarantees" as of March 31, 2011 is ¥6,761 million and as of September 30, 2011 is ¥5,946 million ($77 million).

The following table presents maturity information on Nomura's derivative contracts that could meet the definition of a guarantee and certain other guarantees as of September 30, 2011:

	Millions of yen
	Carrying value	Maximum Potential Payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥4,354,200	¥105,269,019	¥39,720,072	¥20,796,052	¥12,235,463	¥32,517,432
Standby letters of credit and other guarantees	236	18,091	9,522	309	207	8,053

	Translation into millions of U.S. dollars
	Carrying value	Maximum Potential Payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	$56,519	$1,366,420	$515,577	$269,938	$158,820	$422,085
Standby letters of credit and other guarantees	3	235	123	4	3	105

Segment And Geographic Information	6 Months Ended
Sep. 30, 2011
Segment And Geographic Information (Abstract)
Segment And Geographic Information

14. Segment and geographic information:

Operating segments—

Nomura's operating management and management reporting are prepared based on the Retail, the Asset Management and the Wholesale segments. Nomura structures its business segments based upon the nature of main products and services, its client base and its management structure.

The accounting policies for segment information materially follow U.S. GAAP, except for the impact of unrealized gains (losses) on long-term investments in equity securities held for operating purposes, which under U.S. GAAP is included in Income (loss) before income taxes, is excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in "Other", based upon Nomura's allocation methodologies as used by management to assess each segment's performance.

Business segments' results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments' information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management. Nomura Bank (Luxembourg) S.A. in the Asset Management segment was integrated into "Other" during the six months ended September 30, 2011. In accordance with this integration, certain prior period amounts have been reclassified to conform to the current period presentation.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2010
Non-interest revenue	¥197,336	¥29,697	¥227,883	¥49,366	¥504,282
Net interest revenue	1,376	2,262	44,131	(1,039)	46,730

Net revenue	198,712	31,959	272,014	48,327	551,012
Non-interest expenses	138,191	23,793	305,519	39,876	507,379

Income (loss) before income taxes	¥60,521	¥8,166	¥(33,505)	¥8,451	¥43,633

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2011
Non-interest revenue	¥176,685	¥33,110	¥152,150	¥206,176	¥568,121
Net interest revenue	1,484	1,684	68,416	(4,112)	67,472

Net revenue	178,169	34,794	220,566	202,064	635,593
Non-interest expenses	145,426	22,635	308,517	165,650	642,228

Income (loss) before income taxes	¥32,743	¥12,159	¥(87,951)	¥36,414	¥(6,635)

	Translation into millions of U.S. dollars
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2011
Non-interest revenue	$2,293	$430	$1,975	$2,676	$7,374
Net interest revenue	19	22	888	(53)	876

Net revenue	2,312	452	2,863	2,623	8,250
Non-interest expenses	1,887	294	4,005	2,150	8,336

Income (loss) before income taxes	$425	$158	$(1,142)	$473	$(86)

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2010
Non-interest revenue	¥87,200	¥16,005	¥139,094	¥13,131	¥255,430
Net interest revenue	553	186	24,311	115	25,165

Net revenue	87,753	16,191	163,405	13,246	280,595
Non-interest expenses	64,975	12,022	155,764	21,264	254,025

Income (loss) before income taxes	¥22,778	¥4,169	¥7,641	¥(8,018)	¥26,570

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2011
Non-interest revenue	¥83,044	¥16,012	¥43,022	¥130,842	¥272,920
Net interest revenue	936	(61)	36,298	(6,143)	31,030

Net revenue	83,980	15,951	79,320	124,699	303,950
Non-interest expenses	73,250	11,238	152,415	109,318	346,221

Income (loss) before income taxes	¥10,730	¥4,713	¥(73,095)	¥15,381	¥(42,271)

	Translation into millions of U.S. dollars
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2011
Non-interest revenue	$1,078	$208	$559	$1,698	$3,543
Net interest revenue	12	(1)	471	(79)	403

Net revenue	1,090	207	1,030	1,619	3,946
Non-interest expenses	951	146	1,978	1,419	4,494

Income (loss) before income taxes	$139	$61	$(948)	$200	$(548)

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in the "Other" column.

The following table presents the major components of income (loss) before income taxes in "Other."

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Net gain (loss) related to economic hedging transactions	¥(791)	¥2,716	$35
Realized gain (loss) on investments in equity securities held for operating purposes	(463)	498	6
Equity in earnings of affiliates	2,356	5,445	71
Corporate items(1)	3,026	4,341	57
Other(2)	4,323	23,414	304

Total	¥8,451	¥36,414	$473

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Net gain (loss) related to economic hedging transactions	¥(6,019)	¥4,221	$55
Realized gain (loss) on investments in equity securities held for operating purposes	(713)	(183)	(2)
Equity in earnings of affiliates	1,993	1,970	26
Corporate items	5,512	(8,442)	(110)
Other(2)	(8,791)	17,815	231

Total	¥(8,018)	¥15,381	$200

(1)	Includes the gain due to the business combination with NLB in Corporate items for the six months ended September 30, 2011.
(2)	Includes the impact of Nomura's own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.

The table below presents reconciliation of the combined business segments' results included in the preceding table to Nomura's reported net revenue, non-interest expenses and income (loss) before income taxes in the consolidated statements of operations.

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Net revenue	¥551,012	¥635,593	$8,250
Unrealized gain (loss) on investments in equity securities held for operating purposes	(15,565)	(3,639)	(47)

Consolidated net revenue	¥535,447	¥631,954	$8,203

Non-interest expenses	¥507,379	¥642,228	$8,336
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥507,379	¥642,228	$8,336

Income (loss) before income taxes	¥43,633	¥(6,635)	$(86)
Unrealized gain (loss) on investments in equity securities held for operating purposes	(15,565)	(3,639)	(47)

Consolidated income (loss) before income taxes	¥28,068	¥(10,274)	$(133)

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Net revenue	¥280,595	¥303,950	$3,946
Unrealized gain (loss) on investments in equity securities held for operating purposes	(4,972)	(2,361)	(31)

Consolidated net revenue	¥275,623	¥301,589	$3,915

Non-interest expenses	¥254,025	¥346,221	$4,494
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥254,025	¥346,221	$4,494

Income (loss) before income taxes	¥26,570	¥(42,271)	$(548)
Unrealized gain (loss) on investments in equity securities held for operating purposes	(4,972)	(2,361)	(31)

Consolidated income (loss) before income taxes	¥21,598	¥(44,632)	$(579)

Geographic information—

Nomura's identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura's activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The table below presents a geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura's operations. Net revenue in "Americas" and "Europe" substantially represents Nomura's operations in the United States and the United Kingdom, respectively. Net revenue and long-lived assets have been allocated based on transactions with external customers while income (loss) before income taxes have been allocated based on the inclusion of intersegment transactions.

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Net revenue(1):
Americas	¥74,856	¥60,609	$787
Europe	120,899	94,520	1,227
Asia and Oceania	22,197	16,224	210

Subtotal	217,952	171,353	2,224
Japan	317,495	460,601	5,979

Consolidated	¥535,447	¥631,954	$8,203

Income (loss) before income taxes:
Americas	¥(2,411)	¥(27,014)	$(351)
Europe	(30,127)	(47,324)	(614)
Asia and Oceania	(10,192)	(10,831)	(141)

Subtotal	(42,730)	(85,169)	(1,106)
Japan	70,798	74,895	973

Consolidated	¥28,068	¥(10,274)	$(133)

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Net revenue(1):
Americas	¥43,142	¥23,903	$310
Europe	61,350	45,449	590
Asia and Oceania	13,895	6,392	83

Subtotal	118,387	75,744	983
Japan	157,236	225,845	2,932

Consolidated	¥275,623	¥301,589	$3,915

Income (loss) before income taxes:
Americas	¥4,358	¥(27,515)	$(357)
Europe	(13,674)	(15,595)	(202)
Asia and Oceania	(4,899)	(9,308)	(121)

Subtotal	(14,215)	(52,418)	(680)
Japan	35,813	7,786	101

Consolidated	¥21,598	¥(44,632)	$(579)

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Long-lived assets:
Americas	¥91,295	¥85,549	$1,110
Europe	115,352	103,040	1,338
Asia and Oceania	31,642	28,954	376

Subtotal	238,289	217,543	2,824
Japan	270,945	998,481	12,960

Consolidated	¥509,234	¥1,216,024	$15,784

Supplementary Subsidiary Guarantee Information Required Under SEC Rules	6 Months Ended
Sep. 30, 2011
Supplementary Subsidiary Guarantee Information Required Under SEC Rules (Abstract)
Supplementary Subsidiary Guarantee Information Required Under SEC Rules

15. Supplementary subsidiary guarantee information required under SEC rules:

The Company provides several guarantees of borrowings of its subsidiaries. The Company has fully and unconditionally guaranteed the securities issued or to be issued by Nomura America Finance LLC, which is an indirect, wholly owned finance subsidiary of the Company.

Subsequent Events	6 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent events:

Restructuring initiatives

In light of an increasing sense of uncertainty associated with market conditions and the global economy from various unstable factors including the European sovereign debt crisis, Nomura has undertaken various restructuring initiatives to focus on accretive businesses and growth regions. These initiatives are described below.

In November 2011, Nomura announced a series of restructuring initiatives designed to improve profitability and lower its breakeven point through cost reductions. These restructuring initiatives primarily focus on reducing personnel expenses within the Wholesale Division. Key activities under the plan also include reduction of non-personnel expenses in the Retail and Asset Management Divisions. Activities under this restructuring plan have been initiated since the end of November 2011. The expected total pre-tax charges arising from these restructuring initiatives are currently under evaluation.

Disposal of a private equity investment

On November 30, 2011, Nomura Principal Finance Co., Ltd. ("NPF"), a wholly owned investment company subsidiary within Nomura, and NPF Harmony Investment Limited Partnership ("Harmony"), a Japanese investment limited partnership and investee of NPF, closed an agreement for the sale of 410,480 outstanding common shares of Skylark Co., Ltd. (comprising 220,442 shares representing 41.76% held by NPF and 190,038 shares representing 36.00% held by Harmony) for approximately ¥100 billion and 20,000 outstanding preferred shares (entirely held by NPF) for approximately ¥28 billion by transferring those shares to a Japanese corporation set up by Bain Capital Partners, LLC. The difference between the sales price and carrying value which is based on the theoretical exit price may also be due to the characteristics of private equity investments which generally command a premium beyond the theoretical value. The carrying value of the Skylark shares as of September 30, 2011 was significantly lower than the sales prices contained in the stock purchase agreement, resulting in a gain to be recognized in the third quarter. The carrying value as of September 30, 2011 was evaluated based on Nomura's internal valuation model and recognized uncertainties resulting from the restaurant business environment.

Summary Of Accounting Policies (Policy)	6 Months Ended
Sep. 30, 2011
Summary Of Accounting Policies (Abstract)
Description Of Business

Description of business—

Nomura Holdings, Inc. (the "Company") and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as "Nomura" within these consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail business, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management business, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale business, Nomura is engaged in the sales and trading of debt and equity securities and currencies on a global basis to various institutions, provides investment banking services such as the underwriting of bonds and equities as well as mergers and acquisitions and financial advice and invests in private equity businesses and seeks to maximize returns on the investments by increasing the corporate value of investee companies.

The accounting and financial reporting policies of Nomura conform to U.S. generally accepted accounting principles ("U.S. GAAP") as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura's annual report on Form 20-F for the year ended March 31, 2011 as filed on June 30, 2011.

Disclosure Of Supplementary Pro Forma Information For Business Combinations

Disclosure of supplementary pro forma information for business combinations

In December 2010, the FASB issued amendments to ASC 805 "Business Combinations" ("ASC 805") through issuance of ASU 2010-29 "Business Combinations (Topic 805): Disclosures of Supplementary Pro Forma Information for Business Combinations" ("ASU 2010-29"). These amendments address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. When a business combination has occurred, ASU 2010-29 requires a reporting entity such as Nomura that presents comparative financial statements to disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. ASU 2010-29 also expands the supplemental pro forma disclosures under ASC 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.

ASU 2010-29 is effective prospectively for business combinations occurring in fiscal years beginning on or after December 15, 2010 with early adoption permitted.

Nomura adopted ASU 2010-29 from April 1, 2011. Because the new requirements only provide clarification on disclosure requirements, they have not had a material impact on these consolidated financial statements.

Clarifications On Impairment Testing Of Goodwill And Other Intangibles

Clarifications on impairment testing of goodwill and other intangibles

In December 2010, the FASB issued amendments to ASC 350 "Intangibles—Goodwill and Other" ("ASC 350") through issuance of ASU 2010-28 "Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts" ("ASU 2010-28"). These amendments address questions about determination of the impairment of goodwill in certain narrow circumstances. Under ASC 350, testing for goodwill impairment is a two-step test conducted at a "reporting unit" level. When a goodwill impairment test is performed, a reporting entity must assess whether the carrying amount of a reporting unit exceeds its fair value (Step 1). If it does, a reporting entity must perform an additional test to determine whether goodwill has been impaired and to calculate the amount of that impairment (Step 2). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts by requiring performance of Step 2 of the test if it is more likely than not that a goodwill impairment exists. Upon adoption of the ASU, a reporting entity with a reporting unit that has a carrying amounts that is zero or negative is required to assess whether it is more likely than not that the reporting unit's goodwill is impaired.

ASU 2010-28 is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2010.

Nomura adopted ASU 2010-28 from April 1, 2011 and they have not had a material impact on these consolidated financial statements.

Fair Value Measurement Disclosures

Fair value measurement disclosures

In January 2010, the FASB issued amendments to ASC 820 "Fair Value Measurements and Disclosures" ("ASC 820") through issuance of ASU 2010-06 "Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"). These amendments expand fair value disclosure requirements, including a requirement that information about purchases, sales, issuances and settlements of Level 3 instruments be provided on a gross basis.

The majority of the disclosure requirements of ASU 2010-06 were effective for interim or annual periods beginning after December 15, 2009, which for Nomura was the fourth quarter beginning January 1, 2010. Gross information on purchases, sales, issuances and settlements is required in fiscal years beginning after December 15, 2010 which for Nomura was the fiscal year beginning April 1, 2011.

Because ASU 2010-06 only introduces new disclosures and do not impact upon how Nomura measures fair value, they have not had a material impact on these consolidated financial statements.

Revenue Recognition Of Multiple-Deliverable Revenue Arrangements

Revenue recognition of multiple-deliverable revenue arrangements

In October 2009, the FASB issued amendments to ASC 605 "Revenue Recognition" through issuance of ASU 2009-13 "Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements-a consensus of the FASB Emerging Issues Task Force" ("ASU 2009-13"). These amendments revise the accounting for multiple-deliverable arrangements to enable vendors to account for products or services separately rather than as a combined unit.

ASU 2009-13 is effective prospectively from fiscal years beginning on or after June 15, 2010 with early adoption permitted. Nomura adopted these amendments to ASC 605 from April 1, 2011 and they have not had a material impact on these consolidated financial statements.

Future Accounting Developments

Future accounting developments—

The following new accounting pronouncements relevant to Nomura will be adopted in future periods:

Disclosures about offsetting assets and liabilities

In December 2011, the FASB issued amendments to ASC 210-20 "Balance Sheet—Offsetting" ("ASC 210-20") through issuance of ASU 2011-11 "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). These amendments require a reporting entity to disclose information about rights of offset and related arrangements to enable users of its financial statements to understand the effect or potential effect of those arrangements on its financial position.

ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 with required disclosures made retrospectively for all comparative periods presented.

Nomura will adopt ASU 2011-11 from April 1, 2013 and does not expect a material impact on these financial statements, because these amendments only require enhanced disclosures.

Goodwill impairment testing

In September 2011, the FASB issued amendments to ASC 350 through issuance of ASU 2011-08 "Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment" (ASU 2011-08). These amendments simplify goodwill impairment testing by permitting a reporting entity to initially assess qualitatively whether it is necessary to perform the current quantitative two-step goodwill impairment test required by ASC 350. If the reporting entity determines that it is not more-likely-than-not (i.e. greater than 50%) that a reporting unit's fair value is less than its carrying amount, the quantitative test is not required.

ASU 2011-08 is effective prospectively for goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with early adoption permitted.

Nomura currently expects to adopt ASU 2011-08 from April 1, 2012. Because the amendments only simplify when a quantitative test is required rather than change either the level at which the test is performed or the quantitative test itself, they are not expected to have a material impact on these consolidated financial statements.

Presentation of comprehensive income

In June 2011, the FASB issued amendments to ASC 220 "Comprehensive Income" ("ASC 220") through issuance of ASU 2011-05 "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" ("ASU 2011-05"). These amendments revise the manner in which reporting entities present comprehensive income in their financial statements. The amendments remove certain presentation options in ASC 220 and require reporting entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.

ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 with early adoption permitted.

In December 2011, the FASB issued ASU 2011-12 "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" ("ASU 2011-12"). ASU 2011-12 deferred certain aspects of ASU 2011-05. Nomura currently expects to adopt ASU 2011-05 from April 1, 2012 excluding those aspects that are deferred by ASU 2011-12. Because these amendments only change how comprehensive income is presented within these consolidated financial statements rather than changing whether an item must be reported in other comprehensive income or when an item of other comprehensive income is reclassified to earnings, they are not expected to have a material impact on these consolidated financial statements.

Fair value measurement and disclosures

In May 2011, the FASB issued amendments to ASC 820 through issuance of ASU 2011-04 "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"), which amends the descriptions for measuring fair value and existing fair value measurement disclosures and in particular:

•

Prohibits application of block discounts for all fair value measurements, regardless of classification in the fair value hierarchy, and clarifies how other premiums or discounts should be applied in a fair value measurement;

•	Allows the fair value of certain financial instruments held in a portfolio to be measured on the basis of the net position being managed if certain criteria are met;

•	Clarifies that the concepts of highest and best use and valuation premise in a fair value measurement are not relevant for most financial assets and financial liabilities;

•

Clarifies that the fair value of own equity instrument classified in shareholders' equity and certain liabilities should be measured from the perspective of a market participant that holds the instrument as an asset;

•

Clarifies that the principal market should be determined based on the market with greatest volume and level that a reporting entity can access, which is usually the market in which the reporting entity usually transacts;

•	Requires additional qualitative and quantitative disclosures around fair value measurements, including more information around Level 3 inputs.

ASU 2011-04 is effective prospectively during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted.

Nomura will adopt ASU 2011-04 from January 1, 2012 and is currently evaluating the impact of them on these consolidated financial statements.

Accounting for repurchase agreements and similar transactions

In April 2011, the FASB issued amendments to ASC 860 "Transfers and Servicing" ("ASC 860") through issuance of ASU 2011-03 "Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements" ("ASU 2011-03"). These amendments modify the effective control criterion for when repurchase agreements and similar transactions are accounted for as secured financing transactions or sales. Currently, when assessing effective control, one of the conditions a transferor has to meet is the ability to repurchase or redeem the financial assets even in the event of default of the transferee. This ability is demonstrated through obtaining cash or other collateral sufficient to fund substantially all of the cost to purchase replacement assets should the transferee fail to return the transferred asset. These amendments remove this condition and consequently, the level of cash collateral, haircuts and ongoing margining received by the transferor in a repurchase agreement or other similar agreement is now irrelevant in determining if it should be accounted for as a sale.

ASU 2011-03 is effective prospectively during interim or annual periods beginning after December 15, 2011. Early adoption is not permitted.

Nomura will adopt ASU 2011-03 from January 1, 2012 and does not expect these to have a material impact on these consolidated financial statements. Certain Japanese securities lending transactions undertaken after adoption date will be accounted for as secured borrowings rather than sales in these consolidated financial statements as the criteria for derecognition of the transferred financial assets under ASC 860 will no longer be met. The amounts of securities derecognized from the consolidated balance sheets under this type of securities lending transaction as of March 31, 2011 and as of September 30, 2011 were ¥291,870 million and ¥227,481 million ($2,953 million), respectively.

Disclosures About Offsetting Assets And Liabilities

Disclosures about offsetting assets and liabilities

In December 2011, the FASB issued amendments to ASC 210-20 "Balance Sheet—Offsetting" ("ASC 210-20") through issuance of ASU 2011-11 "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). These amendments require a reporting entity to disclose information about rights of offset and related arrangements to enable users of its financial statements to understand the effect or potential effect of those arrangements on its financial position.

ASU 2011-11 is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013 with required disclosures made retrospectively for all comparative periods presented.

Nomura will adopt ASU 2011-11 from April 1, 2013 and does not expect a material impact on these financial statements, because these amendments only require enhanced disclosures.

Fair Value Of Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2011
Fair Value Of Financial Instruments (Abstract)
Geographic Allocations Of Nomura's Trading Assets Related To Government, State, Municipal, And Government Agency Securities

	Billions of yen
	March 31, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,822	¥1,184	¥2,640	¥370	¥7,016

	Billions of yen
	September 30, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	¥2,643	¥1,924	¥2,538	¥329	¥7,434

	Translation into billions of U.S. dollars
	September 30, 2011
	Japan	U.S.	EU	Other	Total(1)
Governments, states, municipalities and their agencies	$34.31	$24.97	$32.94	$4.27	$96.49

(1)	Other than above, there were ¥410 billion of government, state, municipal and agency securities in Other assets—Non-trading debt securities as of March 31, 2011 and ¥642 billion ($8.34 billion) as of September 30, 2011. The vast majority of these securities are Japanese government, states, municipalities and agency securities.

Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥951	¥1,230	¥121	¥—	¥2,302
Private equity(3)	—	—	289	—	289
Japanese government securities	2,663	—	—	—	2,663
Japanese agency and municipal securities	—	159	—	—	159
Foreign government, agency and municipal securities	3,382	789	23	—	4,194
Bank and corporate debt securities and loans for trading purposes	—	1,568	51	—	1,619
Commercial mortgage-backed securities ("CMBS")	—	171	28	—	199
Residential mortgage-backed securities ("RMBS")	—	1,963	3	—	1,966
Mortgage and other mortgage-backed securities	—	2	128	—	130
Collateralized debt obligations ("CDO") and other(4)	—	72	34	—	106
Investment trust funds and other	85	29	10	—	124

Total cash instruments	7,081	5,983	687	—	13,751

Derivatives(5)
Equity contracts	653	721	98	—	1,472
Interest rate contracts	16	11,750	203	—	11,969
Credit contracts	—	1,863	203	—	2,066
Foreign exchange contracts	0	1,266	49	—	1,315
Commodity contracts	29	64	4	—	97
Netting	—	—	—	(15,428)	(15,428)

Total derivatives	698	15,664	557	(15,428)	1,491

Subtotal	¥7,779	¥21,647	¥1,244	¥(15,428)	¥15,242

Loans and receivables(6)	—	543	11	—	554
Collateralized agreements(7)	—	904	—	—	904
Other assets
Non-trading debt securities	513	79	0	—	592
Other	121	0	25	—	146

Total	¥8,413	¥23,173	¥1,280	¥(15,428)	¥17,438

Liabilities:
Trading liabilities
Equities	¥1,444	¥91	¥—	¥—	¥1,535
Japanese government securities	1,588	—	—	—	1,588
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	3,018	509	—	—	3,527
Bank and corporate debt securities	—	316	—	—	316
Commercial mortgage-backed securities ("CMBS")	—	1	—	—	1
Residential mortgage-backed securities ("RMBS")	—	0	—	—	0
Collateralized debt obligations ("CDO") and other(4)	—	0	—	—	0
Investment trust funds and other	64	—	—	—	64

Total cash instruments	6,114	919	—	—	7,033

Derivatives(5)
Equity contracts	723	784	70	—	1,577
Interest rate contracts	15	11,861	192	—	12,068
Credit contracts	—	1,835	258	—	2,093
Foreign exchange contracts	0	1,341	47	—	1,388
Commodity contracts	19	82	6	—	107
Netting	—	—	—	(15,577)	(15,577)

Total derivatives	757	15,903	573	(15,577)	1,656

Subtotal	¥6,871	¥16,822	¥573	¥(15,577)	¥8,689

Short-term borrowings(8)	—	182	1	—	183
Payables and deposits(9)	—	0	1	—	1
Collateralized financing(7)	—	332	—	—	332
Long-term borrowings(8)(10)(11)	126	1,663	144	—	1,933
Other liabilities	44	—	—	—	44

Total	¥7,041	¥18,999	¥719	¥(15,577)	¥11,182

	Billions of yen
	September 30, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥625	¥1,072	¥134	¥—	¥1,831
Private equity(3)	—	—	260	—	260
Japanese government securities	2,530	—	—	—	2,530
Japanese agency and municipal securities	—	113	—	—	113
Foreign government, agency and municipal securities	3,729	1,038	24	—	4,791
Bank and corporate debt securities and loans for trading purposes	—	1,480	66	—	1,546
Commercial mortgage-backed securities ("CMBS")	—	112	8	—	120
Residential mortgage-backed securities ("RMBS")	—	1,969	4	—	1,973
Mortgage and other mortgage-backed securities	—	1	111	—	112
Collateralized debt obligations ("CDO") and other(4)	—	141	19	—	160
Investment trust funds and other	134	26	9	—	169

Total cash instruments	7,018	5,952	635	—	13,605

Derivatives(5)
Equity contracts	901	972	37	—	1,910
Interest rate contracts	18	21,080	151	—	21,249
Credit contracts	—	2,380	311	—	2,691
Foreign exchange contracts	0	2,102	89	—	2,191
Commodity contracts	3	22	3	—	28
Netting	—	—	—	(26,136)	(26,136)

Total derivatives	922	26,556	591	(26,136)	1,933

Subtotal	¥7,940	¥32,508	¥1,226	¥(26,136)	¥15,538

Loans and receivables(6)	—	282	7	—	289
Collateralized agreements(7)	—	785	—	—	785
Other assets
Non-trading debt securities	661	187	7	—	855
Other(3)	147	9	78	—	234

Total	¥8,748	¥33,771	¥1,318	¥(26,136)	¥17,701

Liabilities:
Trading liabilities
Equities	¥943	¥101	¥—	¥—	¥1,044
Japanese government securities	1,645	—	—	—	1,645
Japanese agency and municipal securities	—	2	—	—	2
Foreign government, agency and municipal securities	2,444	417	—	—	2,861
Bank and corporate debt securities	—	207	1	—	208
Commercial mortgage-backed securities ("CMBS")	—	1	—	—	1
Residential mortgage-backed securities ("RMBS")	—	1	—	—	1
Mortgage and other mortgage-backed securities	—	0	—	—	0
Investment trust funds and other	24	0	—	—	24

Total cash instruments	5,056	729	1	—	5,786

Derivatives(5)
Equity contracts	919	982	28	—	1,929
Interest rate contracts	20	21,031	169	—	21,220
Credit contracts	—	2,363	333	—	2,696
Foreign exchange contracts	—	1,989	72	—	2,061
Commodity contracts	1	28	4	—	33
Netting	—	—	—	(26,278)	(26,278)

Total derivatives	940	26,393	606	(26,278)	1,661

Subtotal	¥5,996	¥27,122	¥607	¥(26,278)	¥7,447

Short-term borrowings(8)	—	121	15	—	136
Payables and deposits(9)	—	0	1	—	1
Collateralized financing(7)	—	98	—	—	98
Long-term borrowings(8)(10)(11)	104	1,604	(66)	—	1,642
Other liabilities	23	—	—	—	23

Total	¥6,123	¥28,945	¥557	¥(26,278)	¥9,347

	Translation into billions of U.S. dollars
	September 30, 2011
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2011
Assets:
Trading assets and private equity investments(2)
Equities(3)	$8.11	$13.92	$1.74	$—	$23.77
Private equity(3)	—	—	3.38	—	3.38
Japanese government securities	32.84	—	—	—	32.84
Japanese agency and municipal securities	—	1.47	—	—	1.47
Foreign government, agency and municipal securities	48.39	13.48	0.31	—	62.18
Bank and corporate debt securities and loans for trading purposes	—	19.21	0.86	—	20.07
Commercial mortgage-backed securities ("CMBS")	—	1.45	0.10	—	1.55
Residential mortgage-backed securities ("RMBS")	—	25.56	0.05	—	25.61
Mortgage and other mortgage-backed securities	—	0.01	1.44	—	1.45
Collateralized debt obligations ("CDO") and other(4)	—	1.83	0.25	—	2.08
Investment trust funds and other	1.74	0.34	0.11	—	2.19

Total cash instruments	91.08	77.27	8.24	—	176.59

Derivatives(5)
Equity contracts	11.70	12.61	0.48	—	24.79
Interest rate contracts	0.23	273.62	1.96	—	275.81
Credit contracts	—	30.89	4.04	—	34.93
Foreign exchange contracts	0.00	27.28	1.16	—	28.44
Commodity contracts	0.04	0.29	0.04	—	0.37
Netting	—	—	—	(339.25)	(339.25)

Total derivatives	11.97	344.69	7.68	(339.25)	25.09

Subtotal	$103.05	$421.96	$15.92	$(339.25)	$201.68

Loans and receivables(6)	—	3.66	0.09	—	3.75
Collateralized agreements(7)	—	10.19	—	—	10.19
Other assets
Non-trading debt securities	8.58	2.43	0.09	—	11.10
Other(3)	1.91	0.12	1.01	—	3.04

Total	$113.54	$438.36	$17.11	$(339.25)	$229.76

Liabilities:
Trading liabilities
Equities	$12.24	$1.31	$—	$—	$13.55
Japanese government securities	21.36	—	—	—	21.36
Japanese agency and municipal securities	—	0.03	—	—	0.03
Foreign government, agency and municipal securities	31.73	5.41	—	—	37.14
Bank and corporate debt securities	—	2.69	0.01	—	2.70
Commercial mortgage-backed securities ("CMBS")	—	0.01	—	—	0.01
Residential mortgage-backed securities ("RMBS")	—	0.01	—	—	0.01
Mortgage and other mortgage-backed securities	—	0.00	—	—	0.00
Investment trust funds and other	0.31	0.00	—	—	0.31

Total cash instruments	65.64	9.46	0.01	—	75.11

Derivatives(5)
Equity contracts	11.93	12.75	0.36	—	25.04
Interest rate contracts	0.26	272.99	2.19	—	275.44
Credit contracts	—	30.67	4.32	—	34.99
Foreign exchange contracts	—	25.82	0.93	—	26.75
Commodity contracts	0.01	0.36	0.06	—	0.43
Netting	—	—	—	(341.10)	(341.10)

Total derivatives	12.20	342.59	7.86	(341.10)	21.55

Subtotal	$77.84	$352.05	$7.87	$(341.10)	$96.66

Short-term borrowings(8)	—	1.57	0.20	—	1.77
Payables and deposits(9)	—	0.00	0.01	—	0.01
Collateralized financing(7)	—	1.27	—	—	1.27
Long-term borrowings(8)(10)(11)	1.35	20.82	(0.85)	—	21.32
Other liabilities	0.30	—	—	—	0.30

Total	$79.49	$375.71	$7.23	$(341.10)	$121.33

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(6)	Includes loans elected for the fair value option.
(7)	Includes collateralized agreements or collateralized financing elected for the fair value option.
(8)	Includes structured notes elected for the fair value option.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Increases And Decreases Of Assets And Liabilities Measured At Fair Value On Recurring Basis Unrealized And Realized Gains/Losses Included In Revenue

	Billions of yen
	Six months ended September 30, 2010
		Unrealized and realized gains/losses included in revenue
	Opening balance as of six months ended September 30, 2010	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)	Purchases (issuances) / sales (redemption), and settlement(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of six months ended September 30, 2010
Assets:
Trading assets and private equity investments
Equities	¥164	¥(2)	¥—	¥—	¥(0)	¥(2)	¥(26)	¥(1)	¥135
Private equity	325	—	—	(2)	—	(2)	(13)	—	310
Japanese agency and municipal securities	0	0	—	—	—	0	3	0	3
Foreign government, agency and municipal securities	22	2	—	—	—	2	1	5	30
Bank and corporate debt securities and loans for trading purposes	131	4	—	—	0	4	(14)	(3)	118
Commercial mortgage-backed securities ("CMBS")	27	0	—	—	—	0	(3)	(14)	10
Residential mortgage-backed securities ("RMBS")	4	0	—	—	—	0	(1)	3	6
Mortgage and other mortgage-backed securities	117	2	—	—	—	2	40	2	161
Collateralized debt obligations ("CDO") and other	43	(1)	—	—	—	(1)	(14)	(2)	26
Investment trust funds and other	10	1	—	—	—	1	(1)	—	10

Total cash instruments	843	6	—	(2)	(0)	4	(28)	(10)	809

Derivative contracts, net(5)
Equity contract	32	5	—	—	—	5	(3)	3	37
Interest rate contracts	9	34	—	—	—	34	(8)	(14)	21
Credit contracts	(58)	(38)	—	—	—	(38)	47	5	(44)
Foreign exchange contracts	(2)	(2)	—	—	—	(2)	(0)	4	(0)
Commodity contracts	(0)	1	—	—	—	1	(0)	(1)	(0)

Total derivative, net	(19)	(0)	—	—	—	(0)	36	(3)	14

Subtotal	¥824	¥6	¥—	¥(2)	¥(0)	¥4	¥8	¥(13)	¥823

Loans and receivables	10	0	—	—	—	0	(1)	(6)	3
Other assets	38	(0)	1	—	—	1	(1)	(0)	38

Total	¥872	¥6	¥1	¥(2)	¥(0)	¥5	¥6	¥(19)	¥864

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥0	¥(0)	¥0
Bank and corporate debt securities	0	—	—	—	—	—	(0)	—	—

Subtotal	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥(0)	¥(0)	¥0

Short-term borrowings	9	1	—	—	—	1	(6)	3	5
Payables and deposits	0	(0)	—	—	—	(0)	(0)	(0)	(0)
Long-term borrowings	(127)	22	—	—	—	22	249	(11)	89

Total	¥(118)	¥23	¥—	¥—	¥—	¥23	¥243	¥(8)	¥94

	Billions of yen
	Six months ended September 30, 2011
	Beginning balance as of six months ended September 30, 2011	Net gain (loss)(6)	Other comprehensive income (loss)	Purchases / issuances(7)	Sales / redemption(7)	Settlement	Foreign exchange movements	Net transfers in / (out of) Level 3(4)	Balance as of six months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥121	¥(11)	¥—	¥41	¥(11)	¥—	¥(4)	¥(2)	¥134
Private equity	289	(12)	—	1	(7)	—	(11)	—	260
Japanese agency and municipal securities	—	—	—	3	(3)	—	—	—	—
Foreign government, agency and municipal securities	23	3	—	124	(116)	—	—	(10)	24
Bank and corporate debt securities and loans for trading purposes	51	(2)	—	77	(69)	—	(2)	11	66
Commercial mortgage-backed securities ("CMBS")	28	0	—	—	(21)	—	(1)	2	8
Residential mortgage-backed securities ("RMBS")	3	(0)	—	0	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	128	(1)	—	7	(23)	—	(0)	—	111
Collateralized debt obligations ("CDO") and other	34	(0)	—	10	(11)	—	(1)	(13)	19
Investment trust funds and other	10	(0)	—	1	(2)	—	(0)	—	9

Total cash instruments	687	(23)	—	264	(263)	—	(19)	(11)	635

Derivatives, net(5)
Equity contracts	28	(8)	—	—	—	(11)	(1)	1	9
Interest rate contracts	11	6	—	—	—	(23)	(7)	(5)	(18)
Credit contracts	(55)	1	—	—	—	34	4	(6)	(22)
Foreign exchange contracts	2	19	—	—	—	(3)	(1)	0	17
Commodity contracts	(2)	(0)	—	—	—	(1)	(0)	2	(1)

Total derivatives, net	(16)	18	—	—	—	(4)	(5)	(8)	(15)

Subtotal	¥671	¥(5)	¥—	¥264	¥(263)	¥(4)	¥(24)	¥(19)	¥620

Loans and receivables	11	(0)	—	2	(5)	—	(1)	—	7
Other assets
Non-trading debt securities	0	0	(0)	7	—	—	(0)	—	7
Other	25	2	(0)	59	(8)	—	(0)	0	78

Total	¥707	¥(3)	¥(0)	¥332	¥(276)	¥(4)	¥(25)	¥(19)	¥712

Liabilities:
Trading Liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	(0)	—	(0)	—	—	—	—	1
Long-term borrowings	144	38	—	0	(116)	—	(15)	(41)	(66)

Total	¥146	¥38	¥—	¥15	¥(116)	¥—	¥(15)	¥(41)	¥(49)

	Translation into billions of U.S. dollars
	Six months ended September 30, 2011
	Beginning balance as of six months ended September 30, 2011	Net gain (loss)(6)	Other comprehensive income (loss)	Purchases / issuances(7)	Sales / redemption(7)	Settlement	Foreign exchange movements	Net transfers in / (out of) Level 3(4)	Balance as of six months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	$1.57	$(0.14)	$—	$0.53	$(0.14)	$—	$(0.05)	$(0.03)	$1.74
Private equity	3.76	(0.16)	—	0.01	(0.09)	—	(0.14)	—	3.38
Japanese agency and municipal securities	—	—	—	0.04	(0.04)	—	—	—	—
Foreign government, agency and municipal securities	0.30	0.04	—	1.61	(1.51)	—	—	(0.13)	0.31
Bank and corporate debt securities and loans for trading purposes	0.67	(0.03)	—	1.01	(0.90)	—	(0.03)	0.14	0.86
Commercial mortgage-backed securities ("CMBS")	0.36	0.00	—	—	(0.27)	—	(0.02)	0.03	0.10
Residential mortgage-backed securities ("RMBS")	0.04	(0.00)	—	0.00	(0.00)	—	(0.00)	0.01	0.05
Mortgage and other mortgage-backed securities	1.66	(0.01)	—	0.09	(0.30)	—	(0.00)	—	1.44
Collateralized debt obligations ("CDO") and other	0.44	(0.00)	—	0.13	(0.14)	—	(0.01)	(0.17)	0.25
Investment trust funds and other	0.13	(0.00)	—	0.01	(0.03)	—	(0.00)	—	0.11

Total cash instruments	8.93	(0.30)	—	3.43	(3.42)	—	(0.25)	(0.15)	8.24

Derivatives, net(5)
Equity contracts	0.36	(0.10)	—	—	—	(0.14)	(0.01)	0.01	0.12
Interest rate contracts	0.14	0.08	—	—	—	(0.30)	(0.09)	(0.06)	(0.23)
Credit contracts	(0.70)	0.01	—	—	—	0.44	0.05	(0.08)	(0.28)
Foreign exchange contracts	0.03	0.25	—	—	—	(0.04)	(0.01)	0.00	0.23
Commodity contracts	(0.03)	(0.01)	—	—	—	(0.01)	(0.00)	0.03	(0.02)

Total derivatives, net	(0.20)	0.23	—	—	—	(0.05)	(0.06)	(0.10)	(0.18)

Subtotal	$8.73	$(0.07)	$—	$3.43	$(3.42)	$(0.05)	$(0.31)	$(0.25)	$8.06

Loans and receivables	0.14	(0.00)	—	0.02	(0.06)	—	(0.01)	—	0.09
Other assets
Non-trading debt securities	0.00	0.00	(0.00)	0.09	—	—	(0.00)	—	0.09
Other	0.31	0.03	(0.00)	0.77	(0.10)	—	(0.00)	0.00	1.01

Total	$9.18	$(0.04)	$(0.00)	$4.31	$(3.58)	$(0.05)	$(0.32)	$(0.25)	$9.25

Liabilities:
Trading Liabilities
Bank and corporate debt securities	$—	$0.00	$—	$0.01	$—	$—	$—	$—	$0.01

Subtotal	$—	$0.00	$—	$0.01	$—	$—	$—	$—	$0.01

Short-term borrowings	0.02	0.00	—	0.18	(0.00)	—	—	(0.00)	0.20
Payables and deposits	0.01	(0.00)	—	(0.00)	—	—	—	—	0.01
Long-term borrowings	1.87	0.49	—	0.00	(1.51)	—	(0.19)	(0.53)	(0.85)

Total	$1.90	$0.49	$—	$0.19	$(1.51)	$—	$(0.19)	$(0.53)	$(0.63)

	Billions of yen
	Three months ended September 30, 2010
		Unrealized and realized gains/losses included in revenue
	Opening balance as of three months ended September 30, 2010	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized and realized gains / (losses)	Purchases (issuances) / sales (redemption), and settlement(2)(3)	Net transfers in / (out of) Level 3(4)	Balance as of three months ended September 30, 2010
Assets:
Trading assets and private equity investments
Equities	¥162	¥(2)	¥—	¥—	¥(0)	¥(2)	¥(21)	¥(4)	¥135
Private equity	311	—	—	(1)	0	(1)	0	—	310
Japanese agency and municipal securities	0	0	—	—	—	0	3	0	3
Foreign government, agency and municipal securities	13	2	—	—	—	2	4	11	30
Bank and corporate debt securities and loans for trading purposes	136	3	—	—	0	3	(16)	(5)	118
Commercial mortgage-backed securities ("CMBS")	22	(0)	—	—	—	(0)	(3)	(9)	10
Residential mortgage-backed securities ("RMBS")	3	(0)	—	—	—	(0)	(0)	3	6
Mortgage and other mortgage-backed securities	171	5	—	—	—	5	(15)	—	161
Collateralized debt obligations ("CDO") and other	26	(0)	—	—	—	(0)	3	(3)	26
Investment trust funds and other	10	0	—	—	—	0	0	—	10

Total cash instruments	854	8	—	(1)	(0)	7	(45)	(7)	809

Derivative contracts, net(5)
Equity contract	31	6	—	—	—	6	(2)	2	37
Interest rate contracts	20	17	—	—	—	17	(17)	1	21
Credit contracts	(39)	(40)	—	—	—	(40)	28	7	(44)
Foreign exchange contracts	1	0	—	—	—	0	(2)	1	(0)
Commodity contracts	0	(0)	—	—	—	(0)	0	(0)	(0)

Total derivative, net	13	(17)	—	—	—	(17)	7	11	14

Subtotal	¥867	¥(9)	¥—	¥(1)	¥(0)	¥(10)	¥(38)	¥4	¥823

Loans and receivables	3	0	—	—	—	0	(0)	—	3
Other assets	38	(0)	0	—	—	0	(0)	—	38

Total	¥908	¥(9)	¥0	¥(1)	¥(0)	¥(10)	¥(38)	¥4	¥864

Liabilities:
Trading liabilities
Equities	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥(0)	¥(0)	¥0

Subtotal	¥0	¥(0)	¥—	¥—	¥—	¥(0)	¥(0)	¥(0)	¥0

Short-term borrowings	6	0	—	—	—	0	(0)	(1)	5
Payables and deposits	(0)	(0)	—	—	—	(0)	(0)	(0)	(0)
Long-term borrowings	44	(44)	—	—	—	(44)	5	(4)	89

Total	¥50	¥(44)	¥—	¥—	¥—	¥(44)	¥5	¥(5)	¥94

	Billions of yen
	Three months ended September 30, 2011
	Beginning balance as of three months ended September 30, 2011	Net gain (loss)(6)	Other comprehensive income (loss)	Purchases / issuances(7)	Sales / redemption(7)	Settlement	Foreign exchange movements	Net transfers in / (out of) Level 3(4)	Balance as of three months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	¥149	¥(10)	¥—	¥4	¥(5)	¥—	¥(3)	¥(1)	¥134
Private equity	280	(6)	—	1	(8)	—	(7)	—	260
Japanese agency and municipal securities	—	—	—	1	(1)	—	—	—	—
Foreign government, agency and municipal securities	18	1	—	71	(61)	—	—	(5)	24
Bank and corporate debt securities and loans for trading purposes	54	(4)	—	39	(31)	—	(1)	9	66
Commercial mortgage-backed securities ("CMBS")	10	(0)	—	—	(3)	—	(0)	1	8
Residential mortgage-backed securities ("RMBS")	3	(0)	—	—	(0)	—	(0)	1	4
Mortgage and other mortgage-backed securities	118	0	—	7	(14)	—	(0)	—	111
Collateralized debt obligations ("CDO") and other	18	(1)	—	6	(7)	—	(1)	4	19
Investment trust funds and other	10	(1)	—	0	(0)	—	(0)	—	9

Total cash instruments	660	(21)	—	129	(130)	—	(12)	9	635

Derivatives, net(5)
Equity contracts	22	(9)	—	—	—	(3)	(1)	0	9
Interest rate contracts	16	(7)	—	—	—	(6)	(4)	(17)	(18)
Credit contracts	(44)	8	—	—	—	18	2	(6)	(22)
Foreign exchange contracts	6	15	—	—	—	(2)	(1)	(1)	17
Commodity contracts	0	(0)	—	—	—	(1)	(0)	—	(1)

Total derivatives, net	0	7	—	—	—	6	(4)	(24)	(15)

Subtotal	¥660	¥(14)	¥—	¥129	¥(130)	¥6	¥(16)	¥(15)	¥620

Loans and receivables	9	0	—	—	(1)	—	(1)	—	7
Other assets
Non-trading debt securities	7	0	(0)	—	—	—	(0)	—	7
Other	77	1	(0)	1	(1)	—	(0)	—	78

Total	¥753	¥(13)	¥(0)	¥130	¥(132)	¥6	¥(17)	¥(15)	¥712

Liabilities:
Trading Liabilities
Bank and corporate debt securities	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Subtotal	¥—	¥0	¥—	¥1	¥—	¥—	¥—	¥—	¥1

Short-term borrowings	1	0	—	14	(0)	—	—	(0)	15
Payables and deposits	1	0	—	(0)	—	—	—	—	1
Long-term borrowings	82	36	—	3	(91)	—	(9)	(15)	(66)

Total	¥84	¥36	¥—	¥18	¥(91)	¥—	¥(9)	¥(15)	¥(49)

	Translation into billions of U.S. dollars
	Three months ended September 30, 2011
	Beginning balance as of three months ended September 30, 2011	Net gain (loss)(6)	Other comprehensive income (loss)	Purchases / issuances(7)	Sales / redemption(7)	Settlement	Foreign exchange movements	Net transfers in / (out of) Level 3(4)	Balance as of three months ended September 30, 2011
Assets:
Trading assets and private equity investments
Equities	$1.93	$(0.13)	$—	$0.05	$(0.06)	$—	$(0.04)	$(0.01)	$1.74
Private equity	3.63	(0.07)	—	0.01	(0.10)	—	(0.09)	—	3.38
Japanese agency and municipal securities	—	—	—	0.01	(0.01)	—	—	—	—
Foreign government, agency and municipal securities	0.23	0.01	—	0.92	(0.79)	—	—	(0.06)	0.31
Bank and corporate debt securities and loans for trading purposes	0.70	(0.05)	—	0.52	(0.41)	—	(0.02)	0.12	0.86
Commercial mortgage-backed securities ("CMBS")	0.13	(0.00)	—	—	(0.04)	—	(0.00)	0.01	0.10
Residential mortgage-backed securities ("RMBS")	0.04	(0.00)	—	—	(0.00)	—	(0.00)	0.01	0.05
Mortgage and other mortgage-backed securities	1.53	0.00	—	0.09	(0.18)	—	(0.00)	—	1.44
Collateralized debt obligations ("CDO") and other	0.23	(0.01)	—	0.08	(0.09)	—	(0.01)	0.05	0.25
Investment trust funds and other	0.13	(0.01)	—	0.00	(0.01)	—	(0.00)	—	0.11

Total cash instruments	8.55	(0.26)	—	1.68	(1.69)	—	(0.16)	0.12	8.24

Derivatives, net(5)
Equity contracts	0.29	(0.12)	—	—	—	(0.04)	(0.01)	0.00	0.12
Interest rate contracts	0.21	(0.09)	—	—	—	(0.08)	(0.05)	(0.22)	(0.23)
Credit contracts	(0.57)	0.10	—	—	—	0.24	0.03	(0.08)	(0.28)
Foreign exchange contracts	0.08	0.19	—	—	—	(0.02)	(0.01)	(0.01)	0.23
Commodity contracts	0.00	(0.00)	—	—	—	(0.02)	(0.00)	—	(0.02)

Total derivatives, net	0.01	0.08	—	—	—	0.08	(0.04)	(0.31)	(0.18)

Subtotal	$8.56	$(0.18)	$—	$1.68	$(1.69)	$0.08	$(0.20)	$(0.19)	$8.06

Loans and receivables	0.12	0.00	—	—	(0.01)	—	(0.02)	—	0.09
Other assets
Non-trading debt securities	0.09	0.00	(0.00)	—	—	—	(0.00)	—	0.09
Other	1.00	0.01	(0.00)	0.01	(0.01)	—	(0.00)	—	1.01

Total	$9.77	$(0.17)	$(0.00)	$1.69	$(1.71)	$0.08	$(0.22)	$(0.19)	$9.25

Liabilities:
Trading Liabilities
Bank and corporate debt securities	$—	$0.00	$—	$0.01	$—	$—	$—	$—	$0.01

Subtotal	$—	$0.00	$—	$0.01	$—	$—	$—	$—	$0.01

Short-term borrowings	0.02	0.00	—	0.18	(0.00)	—	—	(0.00)	0.20
Payables and deposits	0.01	0.00	—	(0.00)	—	—	—	—	0.01
Long-term borrowings	1.06	0.47	—	0.04	(1.17)	—	(0.12)	(0.19)	(0.85)

Total	$1.09	$0.47	$—	$0.23	$(1.17)	$—	$(0.12)	$(0.19)	$(0.63)

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
(2)	Includes the effect of foreign exchange movements.
(3)	Includes the effect from the application of ASC 810 "Consolidation" ("ASC 810") which has been amended in accordance with ASU No. 2009-16 "Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets" and ASU No. 2009-17 "Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17").
(4)	If assets and liabilities move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if assets and liabilities move from another Level to Level 3 all gains/(losses) during the quarter are included in the table and if assets and liabilities move from Level 3 to another Level all gains/(losses) during the quarter are excluded from the table.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(6)	Includes gains and losses reported mainly within Net gain (loss) on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of operations.
(7)	Purchases / issuances includes the increase of trading liabilities, and Sales / redemption includes the decrease of trading liabilities.

Unrealized Gains (Losses) Classified As Level 3 Within The Fair Value Hierarchy

	Billions of yen
	Six months ended September 30, 2010
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥(6)	¥—	¥—	¥(0)	¥(6)
Private equity	—	—	(3)	—	(3)
Japanese agency and municipal securities	0	—	—	—	0
Foreign government, agency and municipal securities	1	—	—	—	1
Bank and corporate debt securities and loans for trading purposes	3	—	—	—	3
Commercial mortgage-backed securities ("CMBS")	0	—	—	—	0
Residential mortgage-backed securities ("RMBS")	0	—	—	—	0
Mortgage and other mortgage-backed securities	(3)	—	—	—	(3)
Collateralized debt obligations ("CDO") and other	(0)	—	—	—	(0)
Investment trust funds and other	1	—	—	—	1

Total cash instruments	(4)	—	(3)	(0)	(7)

Derivatives, net(2)
Equity contracts	6	—	—	—	6
Interest rate contracts	11	—	—	—	11
Credit contracts	(45)	—	—	—	(45)
Foreign exchange contracts	(2)	—	—	—	(2)
Commodity contracts	(0)	—	—	—	(0)

Total derivatives, net	(30)	—	—	—	(30)

Subtotal	¥(34)	¥—	¥(3)	¥(0)	¥(37)

Loans and receivables	(0)	—	—	—	(0)
Other assets	(0)	1	—	—	1

Total	¥(34)	¥1	¥(3)	¥(0)	¥(36)

Liabilities:
Trading liabilities
Equities	¥(0)	¥—	¥—	¥—	¥(0)

Subtotal	¥(0)	¥—	¥—	¥—	¥(0)

Short-term borrowings	1	—	—	—	1
Payables and deposits	0	—	—	—	0
Long-term borrowings	17	—	—	—	17

Total	¥18	¥—	¥—	¥—	¥18

	Billions of yen	Translation into billions of U.S. dollars
	Six months ended September 30, 2011	Six months ended September 30, 2011
	Unrealized gain / (loss)(3)	Unrealized gain / (loss)(3)
Assets:
Trading assets and private equity investments
Equities	¥(8)	$(0.10)
Private equity	(9)	(0.12)
Japanese agency and municipal securities	(0)	(0.00)
Foreign government, agency and municipal securities	0	0.00
Bank and corporate debt securities and loans for trading purposes	(4)	(0.05)
Commercial mortgage-backed securities ("CMBS")	0	0.00
Residential mortgage-backed securities ("RMBS")	(0)	(0.00)
Mortgage and other mortgage-backed securities	(2)	(0.03)
Collateralized debt obligations ("CDO") and other	(1)	(0.01)
Investment trust funds and other	0	0.00

Total cash instruments	(24)	(0.31)

Derivatives, net(2)
Equity contracts	(8)	(0.10)
Interest rate contracts	9	0.12
Credit contracts	10	0.13
Foreign exchange contracts	17	0.22
Commodity contracts	(0)	(0.00)

Total derivatives, net	28	0.37

Subtotal	¥4	$0.06

Loans and receivables	(1)	(0.01)
Other assets
Non-trading debt securities	0	0.00
Other	1	0.01

Total	¥4	$0.06

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	$0.00

Subtotal	¥0	$0.00

Short-term borrowings	0	0.00
Payables and deposits	(0)	(0.00)
Long-term borrowings	29	0.38

Total	¥29	$0.38

	Billions of yen
	Three months ended September 30, 2010
	Net gain (loss) on trading	Gain (loss) on investments in equity securities and other(1)	Gain (loss) on private equity investments	Interest and dividends / Interest expense	Total unrealized gains / (losses)
Assets:
Trading assets and private equity investments
Equities	¥(3)	¥—	¥—	¥(0)	¥(3)
Private equity	—	—	(1)	—	(1)
Japanese agency and municipal securities	0	—	—	—	0
Foreign government, agency and municipal securities	1	—	—	—	1
Bank and corporate debt securities and loans for trading purposes	2	—	—	—	2
Commercial mortgage-backed securities ("CMBS")	0	—	—	—	0
Residential mortgage-backed securities ("RMBS")	(0)	—	—	—	(0)
Mortgage and other mortgage-backed securities	5	—	—	—	5
Collateralized debt obligations ("CDO") and other	0	—	—	—	0
Investment trust funds and other	0	—	—	—	0

Total cash instruments	5	—	(1)	(0)	4

Derivatives, net(2)
Equity contracts	1	—	—	—	1
Interest rate contracts	15	—	—	—	15
Credit contracts	(43)	—	—	—	(43)
Foreign exchange contracts	(0)	—	—	—	(0)
Commodity contracts	(0)	—	—	—	(0)

Total derivatives, net	(27)	—	—	—	(27)

Subtotal	¥(22)	¥—	¥(1)	¥(0)	¥(23)

Loans and receivables	0	—	—	—	0
Other assets	(0)	1	—	—	1

Total	¥(22)	¥1	¥(1)	¥(0)	¥(22)

Liabilities:
Trading liabilities
Equities	¥(0)	¥—	¥—	¥—	¥(0)

Subtotal	¥(0)	¥—	¥—	¥—	¥(0)

Short-term borrowings	0	—	—	—	0
Payables and deposits	(0)	—	—	—	(0)
Long-term borrowings	(51)	—	—	—	(51)

Total	¥(51)	¥—	¥—	¥—	¥(51)

	Billions of yen	Translation into billions of U.S. dollars
	Three months ended September 30, 2011	Three months ended September 30, 2011
	Unrealized gain / (loss)(3)	Unrealized gain / (loss)(3)
Assets:
Trading assets and private equity investments
Equities	¥(8)	$(0.10)
Private equity	(6)	(0.08)
Japanese agency and municipal securities	(0)	(0.00)
Foreign government, agency and municipal securities	0	0.00
Bank and corporate debt securities and loans for trading purposes	(4)	(0.05)
Commercial mortgage-backed securities ("CMBS")	(0)	(0.00)
Residential mortgage-backed securities ("RMBS")	(0)	(0.00)
Mortgage and other mortgage-backed securities	0	0.00
Collateralized debt obligations ("CDO") and other	(1)	(0.01)
Investment trust funds and other	(1)	(0.01)

Total cash instruments	(20)	(0.25)

Derivatives, net(2)
Equity contracts	(10)	(0.13)
Interest rate contracts	(2)	(0.03)
Credit contracts	13	0.17
Foreign exchange contracts	15	0.19
Commodity contracts	(0)	(0.00)

Total derivatives, net	16	0.20

Subtotal	¥(4)	$(0.05)

Loans and receivables	(0)	(0.00)
Other assets
Non-trading debt securities	0	0.00
Other	1	0.01

Total	¥(3)	$(0.04)

Liabilities:
Trading liabilities
Bank and corporate debt securities	¥0	$0.00

Subtotal	¥0	$0.00

Short-term borrowings	0	0.00
Payables and deposits	0	0.00
Long-term borrowings	36	0.47

Total	¥36	$0.47

(1)	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(3)	Includes gains and losses reported mainly within Net gain (loss) on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of operations.

Information On The Investments Where NAV Per Share Is Calculated

	Billions of yen
	March 31, 2011
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	¥91	¥0	Weekly/Monthly	Same day-95 days
Venture capital funds	2	0	—	—
Private equity funds	64	23	Quarterly	30 days
Real estate funds	8	15	—	—

Total	¥165	¥38

	Billions of yen
	September 30, 2011
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	¥86	¥0	Monthly	Same day-95 days
Venture capital funds	4	1	—	—
Private equity funds	68	15	Quarterly	30 days
Real estate funds	14	15	—	—

Total	¥172	¥31

	Translation into billions of U.S. dollars
	September 30, 2011
	Fair Value(1)	Unfunded Commitments(2)	Redemption Frequency (if currently eligible)(3)	Redemption Notice Period(4)
Hedge funds	$1.12	$0.00	Monthly	Same day-95 days
Venture capital funds	0.05	0.01	—	—
Private equity funds	0.88	0.19	Quarterly	30 days
Real estate funds	0.18	0.19	—	—

Total	$2.23	$0.39

(1)	Fair value generally determined using NAV per share as a practical expedient.
(2)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(3)	The range in frequency with which Nomura can redeem investments.
(4)	The notice period required to be provided before redemption is possible.

Gains (Losses) Due To Changes In Fair Value For Financial Instruments Measured At Fair Value Using The Fair Value Option

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
	Net gain (loss) on trading	Net gain (loss) on trading	Net gain (loss) on trading
Assets:
Trading assets and private equity investments(1)
Trading assets	¥(2)	¥1	$0.01
Private equity	(0)	(6)	(0.08)
Collateralized agreements(2)	—	4	0.06
Loans and receivables	4	8	0.11
Other assets(1)	—	(0)	(0.00)

Total	¥2	¥7	$0.10

Liabilities:
Short-term borrowings(3)	¥(5)	¥1	$0.02
Collateralized financing(2)	—	(0)	(0.00)
Long-term borrowings(3)(4)	(61)	95	1.23

Total	¥(66)	¥96	$1.25

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
	Net gain (loss) on trading	Net gain (loss) on trading	Net gain (loss) on trading
Assets:
Trading assets and private equity investments(1)
Trading assets	¥(2)	¥1	$0.01
Private equity	0	0	0.00
Collateralized agreements(2)	—	1	0.01
Loans and receivables	3	8	0.10
Other assets(1)	—	0	0.00

Total	¥1	¥10	$0.12

Liabilities:
Short-term borrowings(3)	¥(9)	¥0	$0.00
Collateralized financing(2)	—	0	0.00
Long-term borrowings(3)(4)	(88)	86	1.12

Total	¥(97)	¥86	$1.12

(1)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(2)	Includes resale and repurchase agreements elected for the fair value option.
(3)	Includes structured notes and other financial liabilities elected for the fair value option.
(4)	Includes liabilities recognized from secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.

Schedule Of Carrying Values And Fair Values Or Approximate Fair Values Of Loans Receivable

	Billions of yen				Translation into billions of U.S. dollars
	March 31, 2011		September 30, 2011		September 30, 2011
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Loans receivable	¥1,268	¥1,265	¥1,024	¥1,021	$13.29	$13.25

Carrying Values And Fair Values Or Approximate Fair Values Of Long-Term Borrowings

	Billions of yen				Translation into billions of U.S. dollars
	March 31, 2011		September 30, 2011		September 30, 2011
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Long-term borrowings	¥8,403	¥8,179	¥8,754	¥8,479	$113.63	$110.06

Derivative Instruments And Hedging Activities (Tables)	6 Months Ended
Sep. 30, 2011
Derivative Instruments And Hedging Activities (Abstract)
Concentration Of Exposures To Credit Risk In OTC Derivatives

	Billions of yen
	March 31, 2011
	Gross Fair Value of Derivative Assets	Impact of Master Netting Agreements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	¥12,733	¥(11,611)	¥(442)	¥680

	Billions of yen
	September 30, 2011
	Gross Fair Value of Derivative Assets	Impact of Master Netting Agreements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	¥22,138	¥(20,761)	¥(804)	¥573

	Translation into billions of U.S. dollars
	September 30, 2011
	Gross Fair Value of derivative assets	Impact of Master Netting Agreements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	$287.36	$(269.48)	$(10.44)	$7.44

Volume Of Derivative Activity In Statement Of Financial Position

	Billions of yen
	March 31, 2011
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,229	¥1,472	¥16,257	¥1,511
Interest rate contracts	652,220	11,937	689,543	11,759
Credit contracts	37,075	2,066	38,432	2,093
Foreign exchange contracts	52,150	1,315	61,310	1,384
Commodity contracts	753	97	555	107

Total	¥758,427	¥16,887	¥806,097	¥16,854

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,531	¥32	¥535	¥4
Foreign exchange contracts	20	0	116	2

Total	¥1,551	¥32	¥651	¥6

Total derivatives	¥759,978	¥16,919	¥806,748	¥16,860

	Billions of yen
	September 30, 2011
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥20,840	¥1,910	¥18,980	¥1,904
Interest rate contracts	681,870	21,168	663,700	20,911
Credit contracts	36,911	2,691	39,074	2,696
Foreign exchange contracts	77,683	2,189	76,351	2,059
Commodity contracts	223	28	216	33

Total	¥817,527	¥27,986	¥798,321	¥27,603

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,915	¥81	¥—	¥—
Foreign exchange contracts	141	2	91	0

Total	¥2,056	¥83	¥91	¥0

Total derivatives	¥819,583	¥28,069	¥798,412	¥27,603

	Translation into billions of U.S. dollars
	September 30, 2011
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	$270.51	$24.79	$246.37	$24.71
Interest rate contracts	8,850.86	274.76	8,615.01	271.43
Credit contracts	479.11	34.93	507.19	34.99
Foreign exchange contracts	1,008.35	28.41	991.06	26.73
Commodity contracts	2.89	0.37	2.80	0.43

Total	$10,611.72	$363.26	$10,362.43	$358.29

Derivatives designated as hedging instruments:
Interest rate contracts	$24.86	$1.05	$—	$—
Foreign exchange contracts	1.83	0.03	1.18	0.00

Total	$26.69	$1.08	$1.18	$0.00

Total derivatives	$10,638.41	$364.34	$10,363.61	$358.29

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(3)	Includes derivatives used for non-trading purposes which are not designated as accounting hedges.

Derivative Amounts Included The Consolidated Statements Of Operations

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Derivatives used for trading purposes(1)(2):
Equity contracts	¥269	¥9	$0.12
Interest rate contracts	10	122	1.58
Credit contracts	22	(29)	(0.38)
Foreign exchange contracts	(115)	15	0.19
Commodity contracts	0	7	0.09

Total	¥186	¥124	$1.60

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Derivatives used for trading purposes(1)(2):
Equity contracts	¥(3)	¥(28)	$(0.36)
Interest rate contracts	69	23	0.30
Credit contracts	(6)	(14)	(0.18)
Foreign exchange contracts	(49)	(5)	(0.06)
Commodity contracts	1	(3)	(0.04)

Total	¥12	¥(27)	$(0.34)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
(2)	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as accounting hedges.

Fair Value Hedges

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Derivatives designated as hedging instruments:
Interest rate contracts	¥48	¥59	$0.77

Total	¥48	¥59	$0.77

Hedged items:
Long-term borrowings	¥(48)	¥(59)	$(0.77)

Total	¥(48)	¥(59)	$(0.77)

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Derivatives designated as hedging instruments:
Interest rate contracts	¥19	¥33	$0.43

Total	¥19	¥33	$0.43

Hedged items:
Long-term borrowings	¥(19)	¥(33)	$(0.43)

Total	¥(19)	¥(33)	$(0.43)

Net Investment Hedges

	Billions of yen		Translation into billions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Hedging instruments:
Foreign exchange contracts	¥2	¥10	$0.13
Long-term borrowings	16	11	0.14

Total	¥18	¥21	$0.27

	Billions of yen		Translation into billions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Hedging instruments:
Foreign exchange contracts	¥0	¥8	$0.10
Long-term borrowings	8	7	0.09

Total	¥8	¥15	$0.19

(1)	The portion of the gains and losses representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of operations. There were no material gains and losses during the six months ended September 30, 2010 and 2011.

Written Credit Derivatives And Purchased Credit Protection

	Billions of yen
	March 31, 2011
		Maximum Potential Payout/Notional					Notional
	Carrying value (Asset) / liability(1)	Total	Years to Maturity				Purchased Credit Protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥56	¥18,933	¥2,082	¥8,416	¥6,953	¥1,482	¥17,020
Credit default indices	117	12,666	806	4,372	6,275	1,213	10,956
Other credit-risk-related portfolio products	19	3,552	247	2,421	696	188	2,143
Credit-risk-related options and swaptions	0	212	4	—	208	—	121

Total	¥192	¥35,363	¥3,139	¥15,209	¥14,132	¥2,883	¥30,240

	Billions of yen
	September 30, 2011
		Maximum Potential Payout/Notional					Notional
	Carrying value (Asset) / liability(1)	Total	Years to Maturity				Purchased Credit Protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥1,117	¥18,515	¥1,963	¥6,411	¥7,833	¥2,308	¥17,016
Credit default indices	716	12,865	776	3,063	7,134	1,892	10,915
Other credit-risk-related portfolio products	237	3,260	677	1,327	1,003	253	2,040
Credit-risk-related options and swaptions	3	493	—	—	485	8	463

Total	¥2,073	¥35,133	¥3,416	¥10,801	¥16,455	¥4,461	¥30,434

	Translation into billions of U.S. dollars
	September 30, 2011
		Maximum Potential Payout/Notional					Notional
	Carrying value (Asset) / liability(1)	Total	Years to Maturity				Purchased Credit Protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	$14.50	$240.33	$25.48	$83.22	$101.67	$29.96	$220.87
Credit default indices	9.29	166.99	10.07	39.76	92.60	24.56	141.68
Other credit-risk-related portfolio products	3.08	42.31	8.79	17.22	13.02	3.28	26.48
Credit-risk-related options and swaptions	0.04	6.40	—	—	6.30	0.10	6.01

Total	$26.91	$456.03	$44.34	$140.20	$213.59	$57.90	$395.04

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

Written Credit Derivatives By External Credit Rating Of The Underlying Asset

	Billions of yen
	March 31, 2011
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,200	¥1,182	¥5,789	¥5,722	¥2,586	¥1,454	¥18,933
Credit default indices	1,228	375	5,592	3,202	577	1,692	12,666
Other credit-risk-related portfolio products	22	—	—	0	—	3,530	3,552
Credit-risk-related options and swaptions	25	—	29	154	4	—	212

Total	¥3,475	¥1,557	¥11,410	¥9,078	¥3,167	¥6,676	¥35,363

	Billions of yen
	September 30, 2011
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,000	¥1,418	¥5,426	¥5,028	¥2,679	¥1,964	¥18,515
Credit default indices	1,435	384	4,987	3,664	508	1,887	12,865
Other credit-risk-related portfolio products	8	—	—	—	—	3,252	3,260
Credit-risk-related options and swaptions	—	—	—	458	—	35	493

Total	¥3,443	¥1,802	¥10,413	¥9,150	¥3,187	¥7,138	¥35,133

	Translation into billions of U.S. dollars
	September 30, 2011
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	$25.96	$18.41	$70.43	$65.26	$34.78	$25.49	$240.33
Credit default indices	18.63	4.98	64.73	47.57	6.59	24.49	166.99
Other credit-risk-related portfolio products	0.10	—	—	—	—	42.21	42.31
Credit-risk-related options and swaptions	—	—	—	5.94	—	0.46	6.40

Total	$44.69	$23.39	$135.16	$118.77	$41.37	$92.65	$456.03

(1)	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.

Collateralized Transactions (Tables)	6 Months Ended
Sep. 30, 2011
Collateralized Transactions (Abstract)
Fair Value Of Securities Received As Collateral

	Billions of yen		Translation into billions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	¥28,262	¥30,241	$393
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	22,576	23,215	301

Assets Owned, Pledged As Collateral

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Trading assets:
Equities and convertible bonds	¥29,935	¥10,613	$138
Government and government agency securities	977,291	1,808,737	23,478
Bank and corporate debt securities	93,250	114,971	1,492
Commercial mortgage-backed securities ("CMBS")	54,725	27,823	361
Residential mortgage-backed securities ("RMBS")	1,572,177	1,105,775	14,353
Collateralized debt obligations ("CDO") and other(1)	64,247	80,424	1,044
Investment trust funds and other	9,652	21,354	278

Total	¥2,801,277	¥3,169,697	$41,144

Non-trading debt securities	¥86,234	¥88,885	$1,154
Investments in and advance to affiliated companies	¥36,639	¥32,736	$425

(1)	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).

Assets Subject to Lien

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Loans and receivables	¥27,635	¥7,406	$96
Trading assets	2,010,605	1,818,357	23,603
Office buildings, land, equipment and facilities	20,815	138,736	1,801
Non-trading debt securities	278,261	324,092	4,207
Other	—	265,038	3,440

Total	¥2,337,316	¥2,553,629	$33,147

Securitizations And Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2011
Securitizations And Variable Interest Entities (VIEs) (Abstract)
Fair Value Of Retained Interests

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥197	¥—	¥197	¥194	¥3
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥197	¥2	¥199	¥196	¥3

	Billions of yen
	September 30, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥128	¥—	¥128	¥123	¥5
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	0

Total	¥—	¥128	¥2	¥130	¥125	¥5

	Translation into billions of U.S. dollars
	September 30, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	$—	$1.66	$—	$1.66	$1.60	$0.06
Bank and corporate debt securities	—	—	0.00	0.00	—	0.00
Mortgage and mortgage-backed securities	—	—	0.03	0.03	0.03	0.00

Total	$—	$1.66	$0.03	$1.69	$1.63	$0.06

Fair Value Of The Firm's Retained Interests And The Sensitivity Of This Fair Value

	Billions of yen, except percentages		Translation into billions of U.S. dollars, except percentages
	Material retained interest held(1)
	March 31, 2011	September 30, 2011	September 30, 2011
Fair value of retained interests(1)	¥192	¥121	$1.57
Weighted-average life (Years)	6.3	4.6
Constant prepayment rate	7.1%	17.6%
Impact of 10% adverse change	(0.5)	(1.6)	(0.02)
Impact of 20% adverse change	(1.0)	(2.6)	(0.03)
Discount rate	4.7%	3.8%
Impact of 10% adverse change	(4.3)	(1.9)	(0.02)
Impact of 20% adverse change	(7.4)	(3.2)	(0.04)

(1)

The sensitivity analysis covers the material retained interests held of ¥192 billion out of ¥199 billion as of March 31, 2011 and ¥121 billion ($1.57 billion) out of ¥130 billion ($1.69 million) as of September 30, 2011. Nomura considers the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type And Carrying Value Of Financial Assets

	Billions of yen		Translation into billions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Assets
Trading assets
Equities	¥89	¥66	$0.85
Debt securities	110	63	0.82
Mortgage and mortgage-backed securities	35	23	0.30
Loans receivable	22	19	0.25

Total	¥256	¥171	$2.22

Liabilities
Long-term borrowings	¥230	¥153	$1.99

Classification Of The Consolidated VIEs' Assets And Liabilities

	Billions of yen			Translation into billions of U.S. dollars
	March 31, 2011	September 30, 2011		September 30, 2011
Consolidated VIE assets
Cash and cash equivalents	¥92	¥68		$0.88
Trading assets
Equities	785	839		10.89
Debt securities	239	155		2.01
Mortgage and mortgage-backed securities	67	65		0.84
Investment trust funds and other	8	0		0.00
Derivatives	10	4		0.06
Private equity investments	1	28		0.37
Securities purchased under agreements to resell	6	5		0.07
Office buildings, land, equipment and facilities(1)	42	165	(3)	2.14	(3)
Other(2)	84	439	(3)	5.69	(3)

Total	¥1,334	¥1,768		$22.95

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥6	¥0		$0.01
Derivatives	32	25		0.33
Securities sold under agreements to repurchase	2	—		—
Borrowings
Short-term borrowings	2	—		—
Long-term borrowings	1,030	1,182		15.34
Other	5	34		0.42

Total	¥1,077	¥1,241		$16.10

(1)	Includes aircraft of ¥30 billion as of March 31, 2011 and ¥17 billion ($0.22 billion) as of September 30, 2011 held by SPEs consolidated due to the adoption of ASC 810 as amended by ASU 2009-17. Certain of these SPEs are mainly engaged in aircraft leasing business.
(2)	Includes aircraft purchase deposits of ¥15 billion as of March 31, 2011 and ¥15 billion ($0.19 billion) as of September 30, 2011. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. Please refer to Note 13, "Commitments, contingencies and guarantees" for details.
(3)	Includes real estate and real estate for sale held by SPEs related to a subsidiary newly consolidated during the six months ended September 30, 2011.

Carrying Amount Of Assets And Liabilities Of Unconsolidated VIEs

	Billions of yen
	March 31, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥80	¥—	¥80
Debt securities	164	—	164
Mortgage and mortgage-backed securities	2,070	—	2,070
Investment trust funds and other	80	—	80
Derivatives	1	8	17
Private equity investments	24	—	24
Loans
Short-term	3	—	3
Long-term	31	—	31
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	17

Total	¥2,457	¥8	¥2,490

	Billions of yen
	September 30, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥49	¥—	¥49
Debt securities	186	—	186
Mortgage and mortgage-backed securities	2,031	—	2,031
Investment trust funds and other	119	—	119
Derivatives	0	8	25
Private equity investments	21	—	21
Loans
Short-term	3	—	3
Long-term	31	—	31
Other	11	—	11
Commitments to extend credit and other guarantees	—	—	18

Total	¥2,451	¥8	¥2,494

	Translation into billions of U.S. dollars
	September 30, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	$0.63	$—	$0.63
Debt securities	2.42	—	2.42
Mortgage and mortgage-backed securities	26.36	—	26.36
Investment trust funds and other	1.55	—	1.55
Derivatives	0.00	0.10	0.32
Private equity investments	0.28	—	0.28
Loans
Short-term	0.04	—	0.04
Long-term	0.40	—	0.40
Other	0.14	—	0.14
Commitments to extend credit and other guarantees	—	—	0.23

Total	$31.82	$0.10	$32.37

Financing Receivables (Tables)	6 Months Ended
Sep. 30, 2011
Financing Receivables (Abstract)
Summary Of The Loans Receivable Reported Within Loans Receivable Or Investments In And Advances To Affiliated Companies

	Millions of yen
	March 31, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥7	¥—	¥—	¥3,272	¥—	¥3,279
Evaluated collectively	332	37	—	150	11	530

Total allowance for loan losses	¥339	¥37	¥—	¥3,422	¥11	¥3,809

Loans by impairment methodology
Evaluated individually	¥7	¥—	¥8,281	¥228,776	¥483	¥237,547
Evaluated collectively	257,270	206,910	—	15,860	12,283	492,323

Total loans	¥257,277	¥206,910	¥8,281	¥244,636	¥12,766	¥729,870

	Millions of yen
	September 30, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥6	¥10	¥—	¥3,070	¥—	¥3,086
Evaluated collectively	382	22	—	97	—	501

Total allowance for loan losses	¥388	¥32	¥—	¥3,167	¥—	¥3,587

Loans by impairment methodology
Evaluated individually	¥6	¥66,632	¥59,508	¥216,173	¥368	¥342,687
Evaluated collectively	239,246	145,855	—	10,612	11,266	406,979

Total loans	¥239,252	¥212,487	¥59,508	¥226,785	¥11,634	¥749,666

	Translation into millions of U.S. dollars
	September 30, 2011
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	$0	$0	$—	$40	$—	$40
Evaluated collectively	5	1	—	1	—	7

Total allowance for loan losses	$5	$1	$—	$41	$—	$47

Loans by impairment methodology
Evaluated individually	$0	$865	$772	$2,806	$5	$4,448
Evaluated collectively	3,106	1,893	—	138	146	5,283

Total loans	$3,106	$2,758	$772	$2,944	$151	$9,731

Changes In The Allowance For Losses For The Current Period

	Millions of yen
	Six months ended September 30, 2011
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥339	¥37	¥—	¥3,422	¥11	¥3,809	¥1,051	¥4,860
Provision for losses	49	(4)	—	71	(11)	105	(179)	(74)
Charge-offs	—	—	—	—	—	—	(1)	(1)
Other(1)	—	(1)	—	(326)	—	(327)	370	43

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Translation into millions of U.S. dollars
	Six months ended September 30, 2011
	Allowance for loan losses							Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans		Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	$4		$1	$—	$44	$0	$49	$14	$63
Provision for losses	1		(0)	—	1	(0)	2	(2)	(0)
Charge-offs	—	=	—	—	—	—	—	(0)	(0)
Other(1)	—		(0)	—	(4)	—	(4)	4	0

Ending balance	$5		$1	$—	$41	$—	$47	$16	$63

	Millions of yen
	Three months ended September 30, 2011
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥339	¥57	¥—	¥3,086	¥11	¥3,493	¥1,460	¥4,953
Provision for losses	49	(24)	—	316	(11)	330	(196)	134
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	(1)	—	(235)	—	(236)	(23)	(259)

Ending balance	¥388	¥32	¥—	¥3,167	¥—	¥3,587	¥1,241	¥4,828

	Translation into millions of U.S. dollars
	Three months ended September 30, 2011
	Allowance for loan losses						Allowance for receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	$4	$1	$—	$40	$0	$45	$19	$64
Provision for losses	1	(0)	—	4	(0)	5	(3)	2
Charge-offs	—	—	—	—	—	—	—	—
Other(1)	—	(0)	—	(3)	—	(3)	(0)	(3)

Ending balance	$5	$1	$—	$41	$—	$47	$16	$63

(1)	Includes the effect of foreign exchange movements.

Schedule Of Allowance For Loan Losses And Loans By Impairment Methodology And Type Of Loans

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Loans
Loans at banks	¥320,296	¥291,667	$3,786
Short-term secured margin loans	206,910	212,487	2,758
Inter-bank money market loans	8,281	59,508	772
Corporate loans	735,797	463,443	6,016

Loans receivable total	¥1,271,284	¥1,027,105	$13,332

of which:
Loans receivable carried at fair value(1)	¥554,180	¥289,073	$3,752
Loans receivable carried at amortized cost	717,104	738,032	9,580
Advances to affiliated companies	12,766	11,634	151

(1)	Accounted for at fair value through election of the fair value option

Analysis Of Each Class Of Loans Not Carried At Fair Value Using Internal Ratings Or Equivalent Credit Quality Indicators

	Millions of yen
	March 31, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥111,841	¥17,449	¥—	¥25,344	¥154,634
Unsecured loans at banks	102,636	—	7	—	102,643
Short-term secured margin loans	—	—	—	206,910	206,910
Secured inter-bank money market loans	8,281	—	—	—	8,281
Secured corporate loans	30,567	5,170	2,000	122,750	160,487
Unsecured corporate loans	30,309	52,445	1,395	—	84,149
Advances to affiliated companies	12,283	—	—	483	12,766

Total	¥295,917	¥75,064	¥3,402	¥355,487	¥729,870

	Millions of yen
	September 30, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥97,323	¥24,872	¥6	¥33,548	¥155,749
Unsecured loans at banks	83,503	—	—	—	83,503
Short-term secured margin loans	—	—	—	212,487	212,487
Secured inter-bank money market loans	9,508	—	—	—	9,508
Unsecured inter-bank money market loans	50,000	—	—	—	50,000
Secured corporate loans	33,145	72,651	4,368	50,832	160,996
Unsecured corporate loans	28,004	36,856	929	—	65,789
Advances to affiliated companies	11,266	—	—	368	11,634

Total	¥312,749	¥134,379	¥5,303	¥297,235	¥749,666

	Translation into millions of U.S. dollars
	September 30, 2011
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	$1,264	$323	$0	$435	$2,022
Unsecured loans at banks	1,084	—	—	—	1,084
Short-term secured margin loans	—	—	—	2,758	2,758
Secured inter-bank money market loans	123	—	—	—	123
Unsecured inter-bank money market loans	649	—	—	—	649
Secured corporate loans	430	943	57	660	2,090
Unsecured corporate loans	364	478	12	—	854
Advances to affiliated companies	146	—	—	5	151

Total	$4,060	$1,744	$69	$3,858	$9,731

(1)	Relate to collateral exposures where a specified ratio of LTV is maintained.

Business Combinations (Tables)	6 Months Ended
Sep. 30, 2011
Business Combinations (Abstract)
Summary Of The Fair Value Of The Assets Acquired And The Liabilities Assumed, As Of The Date Of The Share Purchase

	Millions of yen	Translation into millions of U.S. dollars
Assets:
Cash and cash deposits	¥78,634	$1,021
Loans receivable(1)	54,023	701
Receivables from other than customers	12,865	167
Office buildings, land, equipment and facilities	715,683	9,290
Intangible assets(2)	60,048	779
Assets other than above(3)	1,290,121	16,746

Total assets	2,211,374	28,704

Liabilities:
Short-term borrowings	82,800	1,075
Long-term borrowings	952,932	12,369
Liabilities other than above	748,889	9,720

Total liabilities	1,784,621	23,164
Equity attributable to NHI's shareholders	120,962	1,570

Noncontrolling interests of NLB(4)	22,397	291

Noncontrolling interests attributable to other than shareholders of NLB(5)	283,394	3,679

Acquisition costs and fair value of previously held equity investments in NLB and other newly consolidated subsidiaries	75,999	986

Goodwill	¥(44,963)	$(584)

(1)	Valuation is based on the difference between the gross contractual amounts receivable of ¥54,131 million ($703 million) and the estimate of the contractual cash flows not expected to be collected of ¥108 million ($1 million).
(2)	Includes finite-lived intangible assets related to client contracts and lease agreements which are amortized based on a weighted-average amortization period of nine years with no estimated residual value.
(3)	Include real estate classified as held for sale.
(4)	Valuation is based on the acquisition cost of the Share Purchases.
(5)	Valuation is based on either the market value or the net asset value as of the date of acquisition.

Pro-Forma Financial Information Presents Revenue And Net Income (Loss)

	Millions of yen, except per share amounts		Translation into millions of U.S. dollars, except per share amounts
	Six months ended September 30
	2010	2011	2011
Total revenue	¥873,122	¥847,892	$11,006
Net income (loss) attributable to NHI shareholders	¥30,564	¥(52,359)	$(680)
Basic net income (loss) attributable to NHI shareholders per share	8.37	(14.44)	(0.19)
Diluted net income (loss) attributable to NHI shareholders per share	8.34	(14.44)	(0.19)

Other Assets-Other / Other Liabilities (Tables)	6 Months Ended
Sep. 30, 2011
Other Assets-Other / Other Liabilities (Abstract)
Schedule Of Other Assets-Other / Other Liabilities

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Other assets-Other:
Securities received as collateral	¥43,624	¥22,758		$295
Goodwill and other intangible assets	116,834	160,929		2,089
Deferred tax assets	241,911	215,420		2,796
Investments in equity securities for other than operating purposes	11,915	131,295		1,704
Other(1)	154,209	948,812		12,317

Total	¥568,493	¥1,479,214		$19,201

Other liabilities:
Obligation to return securities received as collateral	¥43,624	¥22,758		$295
Accrued income taxes	10,123	13,285		172
Other accrued expenses and provisions	404,048	318,793		4,138
Other(2)	94,521	616,465		8,002

Total	¥552,316	¥971,301		$12,607

(1)	Includes real estate held for sale.
(2)	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. As of September 30, 2011, the amount of carrying values and estimated fair values are ¥287,944 million ($3,738 million) and ¥290,122 million ($3,766 million), respectively. The fair value is estimated by discounting future cash flow.

Earnings Per Share (Tables)	6 Months Ended
Sep. 30, 2011
Earnings Per Share (Abstract)
Summary Of The Amounts And The Numbers Used In The Basic And Diluted Earnings Per Share ("EPS") Computations

	Millions of yen except per share data presented in yen		Translation into millions of U.S. dollars except per share data presented in U.S. dollars
	Six months ended September 30
	2010	2011	2011
Basic—
Net income (loss) attributable to NHI shareholders	¥3,373	¥(28,321)	$(368)
Weighted average number of shares outstanding	3,651,306,836	3,627,116,186
Net income (loss) attributable to NHI shareholders per share	¥0.92	¥(7.81)	$(0.10)

Diluted—
Net income (loss) attributable to NHI shareholders	¥3,370	¥(28,326)	$(368)
Weighted average number of shares outstanding	3,665,662,592	3,626,187,054
Net income (loss) attributable to NHI shareholders per share	¥0.92	¥(7.81)	$(0.10)

	Millions of yen except per share data presented in yen		Translation into millions of U.S. dollars except per share data presented in U.S. dollars
	Three months ended September 30
	2010	2011	2011
Basic—
Net income (loss) attributable to NHI shareholders	¥1,051	¥(46,092)	$(598)
Weighted average number of shares outstanding	3,636,764,297	3,645,882,160
Net income (loss) attributable to NHI shareholders per share	¥0.29	¥(12.64)	$(0.16)

Diluted—
Net income (loss) attributable to NHI shareholders	¥1,048	¥(46,096)	$(598)
Weighted average number of shares outstanding	3,648,578,821	3,643,409,618
Net income (loss) attributable to NHI shareholders per share	¥0.29	¥(12.65)	$(0.16)

Employee Benefit Plans (Tables)	6 Months Ended
Sep. 30, 2011
Employee Benefit Plans (Abstract)
Net Periodic Benefit Cost Of The Defined Benefit Plans

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Service cost	¥4,001	¥4,001	$52
Interest cost	2,245	2,162	28
Expected return on plan assets	(1,592)	(1,566)	(20)
Amortization of net actuarial losses	1,544	1,579	20
Amortization of prior service cost	(574)	(573)	(7)

Net periodic benefit cost	¥5,624	¥5,603	$73

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Service cost	¥2,056	¥2,011	$26
Interest cost	1,123	1,081	14
Expected return on plan assets	(796)	(783)	(10)
Amortization of net actuarial losses	772	790	10
Amortization of prior service cost	(287)	(286)	(3)

Net periodic benefit cost	¥2,868	¥2,813	$37

Commitments, Contingencies And Guarantees (Tables)	6 Months Ended
Sep. 30, 2011
Commitments, Contingencies And Guarantees (Abstract)
Commitments Outstanding

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Commitments to extend credit	¥264,736	¥256,927	$3,335
Commitments to invest in partnerships	38,008	30,952	402
Commitments to purchase aircraft	77,928	60,162	781

Contractual Expiry Of Commitments

	Millions of yen
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥256,927	¥59,122	¥54,811	¥135,715	¥7,279
Commitments to invest in partnerships	30,952	253	22,373	630	7,696
Commitments to purchase aircraft	60,162	21,561	38,601	—	—

	Translation into millions of U.S. dollars
		Years to Maturity
	Total contractual amount	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	$3,335	$767	$712	$1,762	$94
Commitments to invest in partnerships	402	3	291	8	100
Commitments to purchase aircraft	781	280	501	—	—

Schedule Of Future Minimum Rental Payments Under Non-Cancelable Operating Leases

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Total minimum lease payments	¥88,215	¥167,764	$2,178
Less: Sublease rental income	(11,412)	(11,107)	(145)

Net minimum lease payments	¥76,803	¥156,657	$2,033

As of March 31, 2011, these minimum lease payments had the following maturity for payments:

	Millions of yen
	Total	Years of Payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥88,215	¥15,034	¥14,146	¥11,268	¥9,282	¥8,296	¥30,189
As of September 30, 2011, these minimum lease payments had the following maturity for payments:

	Millions of yen
	Total	Years of Payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥167,764	¥20,543	¥18,296	¥15,415	¥12,961	¥11,703	¥88,846

	Translation into millions of U.S. dollars
	Total	Years of Payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	$2,178	$267	$238	$200	$168	$152	$1,153

Information On Derivative Contracts

	Millions of yen				Translation into millions of U.S. dollars
	March 31, 2011		September 30, 2011		September 30, 2011
	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total	Carrying value	Maximum Potential Payout/ Notional Total
Derivative contracts(1)	¥3,539,472	¥101,555,634	¥4,354,200	¥105,269,019	$56,519	$1,366,420
Standby letters of credit and other guarantees(2)	¥267	¥8,512	¥236	¥18,091	$3	$235

(1)	Credit derivatives are disclosed in Note 4. "Derivative instruments and hedging activities" and are excluded from "Derivative contracts".
(2)	Collateral held in connection with "Standby letters of credit and other guarantees" as of March 31, 2011 is ¥6,761 million and as of September 30, 2011 is ¥5,946 million ($77 million).

Expiration Information On Derivative Contracts

	Millions of yen
	Carrying value	Maximum Potential Payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥4,354,200	¥105,269,019	¥39,720,072	¥20,796,052	¥12,235,463	¥32,517,432
Standby letters of credit and other guarantees	236	18,091	9,522	309	207	8,053

	Translation into millions of U.S. dollars
	Carrying value	Maximum Potential Payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	$56,519	$1,366,420	$515,577	$269,938	$158,820	$422,085
Standby letters of credit and other guarantees	3	235	123	4	3	105

Segment And Geographic Information (Tables)	6 Months Ended
Sep. 30, 2011
Segment And Geographic Information (Abstract)
Net Interest Revenue

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2010
Non-interest revenue	¥197,336	¥29,697	¥227,883	¥49,366	¥504,282
Net interest revenue	1,376	2,262	44,131	(1,039)	46,730

Net revenue	198,712	31,959	272,014	48,327	551,012
Non-interest expenses	138,191	23,793	305,519	39,876	507,379

Income (loss) before income taxes	¥60,521	¥8,166	¥(33,505)	¥8,451	¥43,633

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2011
Non-interest revenue	¥176,685	¥33,110	¥152,150	¥206,176	¥568,121
Net interest revenue	1,484	1,684	68,416	(4,112)	67,472

Net revenue	178,169	34,794	220,566	202,064	635,593
Non-interest expenses	145,426	22,635	308,517	165,650	642,228

Income (loss) before income taxes	¥32,743	¥12,159	¥(87,951)	¥36,414	¥(6,635)

	Translation into millions of U.S. dollars
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2011
Non-interest revenue	$2,293	$430	$1,975	$2,676	$7,374
Net interest revenue	19	22	888	(53)	876

Net revenue	2,312	452	2,863	2,623	8,250
Non-interest expenses	1,887	294	4,005	2,150	8,336

Income (loss) before income taxes	$425	$158	$(1,142)	$473	$(86)

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2010
Non-interest revenue	¥87,200	¥16,005	¥139,094	¥13,131	¥255,430
Net interest revenue	553	186	24,311	115	25,165

Net revenue	87,753	16,191	163,405	13,246	280,595
Non-interest expenses	64,975	12,022	155,764	21,264	254,025

Income (loss) before income taxes	¥22,778	¥4,169	¥7,641	¥(8,018)	¥26,570

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2011
Non-interest revenue	¥83,044	¥16,012	¥43,022	¥130,842	¥272,920
Net interest revenue	936	(61)	36,298	(6,143)	31,030

Net revenue	83,980	15,951	79,320	124,699	303,950
Non-interest expenses	73,250	11,238	152,415	109,318	346,221

Income (loss) before income taxes	¥10,730	¥4,713	¥(73,095)	¥15,381	¥(42,271)

	Translation into millions of U.S. dollars
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2011
Non-interest revenue	$1,078	$208	$559	$1,698	$3,543
Net interest revenue	12	(1)	471	(79)	403

Net revenue	1,090	207	1,030	1,619	3,946
Non-interest expenses	951	146	1,978	1,419	4,494

Income (loss) before income taxes	$139	$61	$(948)	$200	$(548)

Major Components Of Income (Loss) Before Income Taxes In "Other"

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Net gain (loss) related to economic hedging transactions	¥(791)	¥2,716	$35
Realized gain (loss) on investments in equity securities held for operating purposes	(463)	498	6
Equity in earnings of affiliates	2,356	5,445	71
Corporate items(1)	3,026	4,341	57
Other(2)	4,323	23,414	304

Total	¥8,451	¥36,414	$473

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Net gain (loss) related to economic hedging transactions	¥(6,019)	¥4,221	$55
Realized gain (loss) on investments in equity securities held for operating purposes	(713)	(183)	(2)
Equity in earnings of affiliates	1,993	1,970	26
Corporate items	5,512	(8,442)	(110)
Other(2)	(8,791)	17,815	231

Total	¥(8,018)	¥15,381	$200

(1)	Includes the gain due to the business combination with NLB in Corporate items for the six months ended September 30, 2011.
(2)	Includes the impact of Nomura's own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.

Reconciliation Of Combined Business Segments Results Included In The Preceding Table To Nomura's Reported Net Revenue, Non-Interest Expenses And Income (Loss) Before Income Taxes

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Net revenue	¥551,012	¥635,593	$8,250
Unrealized gain (loss) on investments in equity securities held for operating purposes	(15,565)	(3,639)	(47)

Consolidated net revenue	¥535,447	¥631,954	$8,203

Non-interest expenses	¥507,379	¥642,228	$8,336
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥507,379	¥642,228	$8,336

Income (loss) before income taxes	¥43,633	¥(6,635)	$(86)
Unrealized gain (loss) on investments in equity securities held for operating purposes	(15,565)	(3,639)	(47)

Consolidated income (loss) before income taxes	¥28,068	¥(10,274)	$(133)

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Net revenue	¥280,595	¥303,950	$3,946
Unrealized gain (loss) on investments in equity securities held for operating purposes	(4,972)	(2,361)	(31)

Consolidated net revenue	¥275,623	¥301,589	$3,915

Non-interest expenses	¥254,025	¥346,221	$4,494
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—

Consolidated non-interest expenses	¥254,025	¥346,221	$4,494

Income (loss) before income taxes	¥26,570	¥(42,271)	$(548)
Unrealized gain (loss) on investments in equity securities held for operating purposes	(4,972)	(2,361)	(31)

Consolidated income (loss) before income taxes	¥21,598	¥(44,632)	$(579)

Geographic Allocation Of Net Revenue And Income (Loss) Before Income Taxes From Operations By Geographic Areas, And Long-lived Assets

	Millions of yen		Translation into millions of U.S. dollars
	Six months ended September 30
	2010	2011	2011
Net revenue(1):
Americas	¥74,856	¥60,609	$787
Europe	120,899	94,520	1,227
Asia and Oceania	22,197	16,224	210

Subtotal	217,952	171,353	2,224
Japan	317,495	460,601	5,979

Consolidated	¥535,447	¥631,954	$8,203

Income (loss) before income taxes:
Americas	¥(2,411)	¥(27,014)	$(351)
Europe	(30,127)	(47,324)	(614)
Asia and Oceania	(10,192)	(10,831)	(141)

Subtotal	(42,730)	(85,169)	(1,106)
Japan	70,798	74,895	973

Consolidated	¥28,068	¥(10,274)	$(133)

	Millions of yen		Translation into millions of U.S. dollars
	Three months ended September 30
	2010	2011	2011
Net revenue(1):
Americas	¥43,142	¥23,903	$310
Europe	61,350	45,449	590
Asia and Oceania	13,895	6,392	83

Subtotal	118,387	75,744	983
Japan	157,236	225,845	2,932

Consolidated	¥275,623	¥301,589	$3,915

Income (loss) before income taxes:
Americas	¥4,358	¥(27,515)	$(357)
Europe	(13,674)	(15,595)	(202)
Asia and Oceania	(4,899)	(9,308)	(121)

Subtotal	(14,215)	(52,418)	(680)
Japan	35,813	7,786	101

Consolidated	¥21,598	¥(44,632)	$(579)

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen		Translation into millions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Long-lived assets:
Americas	¥91,295	¥85,549	$1,110
Europe	115,352	103,040	1,338
Asia and Oceania	31,642	28,954	376

Subtotal	238,289	217,543	2,824
Japan	270,945	998,481	12,960

Consolidated	¥509,234	¥1,216,024	$15,784

Summary Of Accounting Policies (Narrative) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Summary Of Accounting Policies (Abstract)
Securities derecognized from the consolidated balance sheets	$ 2,953	¥ 227,481	¥ 291,870

U.S. Dollar Amounts (Details)	Sep. 30, 2011
U.S. Dollar Amounts (Abstract)
Translation rate	¥77.04 = U.S.$1.00

Fair Value Of Financial Instruments (Narrative) (Details) In Billions, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Ashikaga Holdings Co Ltd [Member]	Sep. 30, 2011 Credit Concentration Risk [Member]	Mar. 31, 2011 Credit Concentration Risk [Member]
Concentrations of credit risk, percentage									20.00%	19.00%
Percentage of ownership of common stock	47.00%	47.00%		47.00%	47.00%			45.50%
Gains (losses) from changes in fair value of financial liabilities	$ 0.2	¥ 15	¥ 3	$ 0.13	¥ 10	¥ 6
Aggregate unpaid principal balance of loans and receivables	0.01	1		0.01	1
Aggregate unpaid principal balance of long-term borrowings	0.49	38		0.49	38		50
Loans and receivables for fair value option,90 days or more past due							0
Non-trading debt securities	2.75	212		2.75	212
Non-trading debt securities, unrealized gains	0.02	2		0.02	2
Non-trading debt securities, unrealized losses	0.01	1		0.01	1
Investment in equity securities	0.92	71		0.92	71
Investment in equity securities, unrealized gains	0.04	3		0.04	3
Investment in equity securities, unrealized losses	0.04	3		0.04	3
Non-trading debt securities sold	1.34	103		1.38	106
Non-trading debt securities, realized gain	0.01	1		0.01	1
Non-trading debt securities, realized loss	0	0		0	0
Investment in equity securities sold	0.06	5		0.08	6
Investment in equity securities, realized gain		0			0
Investment in equity securities, realized loss		0			0
Debt securities matured within one year	0.18	14		0.18	14
Debt securities matured over one year and within five years	0.6	46		0.6	46
Debt securities matured over five years and within ten years	1.76	136		1.76	136
Debt securities matured over ten years	$ 0.21	¥ 16		$ 0.21	¥ 16

Fair Value Of Financial Instruments (Geographic Allocations Of Nomura's Trading Assets Related To Government, State, Municipal, And Government Agency Securities) (Details)
In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Governments, States, Municipalities And Their Agencies [Member] USD ($)		Sep. 30, 2011 Governments, States, Municipalities And Their Agencies [Member] JPY (¥)		Mar. 31, 2011 Governments, States, Municipalities And Their Agencies [Member] JPY (¥)		Sep. 30, 2011 Japanese Government Securities [Member] Governments, States, Municipalities And Their Agencies [Member] USD ($)	Sep. 30, 2011 Japanese Government Securities [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Mar. 31, 2011 Japanese Government Securities [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Sep. 30, 2011 Foreign Government Securities [Member] Governments, States, Municipalities And Their Agencies [Member] USD ($)	Sep. 30, 2011 Foreign Government Securities [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Mar. 31, 2011 Foreign Government Securities [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Sep. 30, 2011 European Union [Member] Governments, States, Municipalities And Their Agencies [Member] USD ($)	Sep. 30, 2011 European Union [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Mar. 31, 2011 European Union [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Sep. 30, 2011 Other Countries [Member] Governments, States, Municipalities And Their Agencies [Member] USD ($)	Sep. 30, 2011 Other Countries [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Mar. 31, 2011 Other Countries [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Sep. 30, 2011 Other Assets [Member] Governments, States, Municipalities And Their Agencies [Member] USD ($)	Sep. 30, 2011 Other Assets [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Mar. 31, 2011 Other Assets [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)
Trading assets	$ 0.82	¥ 63	¥ 110	$ 96.49	[1]	¥ 7,434	[1]	¥ 7,016	[1]	$ 34.31	¥ 2,643	¥ 2,822	$ 24.97	¥ 1,924	¥ 1,184	$ 32.94	¥ 2,538	¥ 2,640	$ 4.27	¥ 329	¥ 370
Non-trading debt securities	$ 2.75	¥ 212																				$ 8.34	¥ 642	¥ 410

[1]	Other than above, there were ¥410 billion of government, state, municipal and agency securities in Other assets—Non-trading debt securities as of March 31, 2011 and ¥642 billion ($8.34 billion) as of September 30, 2011. The vast majority of these securities are Japanese government, states, municipalities and agency securities.

Fair Value Of Financial Instruments (Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis, Fair Value Level 1) (Details)	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)		Sep. 30, 2011 Level 1 [Member] USD ($)	Sep. 30, 2011 Level 1 [Member] JPY (¥)	Mar. 31, 2011 Level 1 [Member] JPY (¥)	Sep. 30, 2011 After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Counterparty And Cash Collateral Netting [Member] USD ($)		Mar. 31, 2011 Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Government Securities [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Government Securities [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Japanese Government Securities [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Government Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Government Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Japanese Government Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Level 1 [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Level 1 [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Equities [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equities [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Equities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Government Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Mortgage And Other Mortgage-Backed Securities [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Mortgage And Other Mortgage-Backed Securities [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Collateralized Debt Obligations ("CDO") And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] Level 1 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Credit Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Credit Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Credit Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 1 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 1 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 1 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] After Counterparty And Cash Collateral Netting [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Netting [Member] After Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)
Total cash instruments																	$ 91,080,000,000		¥ 7,018,000,000,000		¥ 7,081,000,000,000	$ 176,590,000,000		¥ 13,605,000,000,000		¥ 13,751,000,000,000								$ 8,110,000,000	[1],[2]	¥ 625,000,000,000	[1],[2]	¥ 951,000,000,000	[1],[2]	$ 23,770,000,000	[1],[2]	¥ 1,831,000,000,000	[1],[2]	¥ 2,302,000,000,000	[1],[2]	$ 3,380,000,000	[1],[2]	¥ 260,000,000,000	[1],[2]	¥ 289,000,000,000	[1],[2]	$ 32,840,000,000	[1]	¥ 2,530,000,000,000	[1]	¥ 2,663,000,000,000	[1]	$ 32,840,000,000	[1]	¥ 2,530,000,000,000	[1]	¥ 2,663,000,000,000	[1]	$ 1,470,000,000	[1]	¥ 113,000,000,000	[1]	¥ 159,000,000,000	[1]	$ 48,390,000,000	[1]	¥ 3,729,000,000,000	[1]	¥ 3,382,000,000,000	[1]	$ 62,180,000,000	[1]	¥ 4,791,000,000,000	[1]	¥ 4,194,000,000,000	[1]	$ 20,070,000,000	[1]	¥ 1,546,000,000,000	[1]	¥ 1,619,000,000,000	[1]	$ 1,550,000,000	[1]	¥ 120,000,000,000	[1]	¥ 199,000,000,000	[1]	$ 25,610,000,000	[1]	¥ 1,973,000,000,000	[1]	¥ 1,966,000,000,000	[1]	$ 1,450,000,000	[1]	¥ 112,000,000,000	[1]	¥ 130,000,000,000	[1]	$ 2,080,000,000	[1],[3]	¥ 160,000,000,000	[1],[3]	¥ 106,000,000,000	[1],[3]	$ 1,740,000,000	[1]	¥ 134,000,000,000	[1]	¥ 85,000,000,000	[1]	$ 2,190,000,000	[1]	¥ 169,000,000,000	[1]	¥ 124,000,000,000	[1]
Total derivatives	364,340,000,000		28,069,000,000,000		16,919,000,000,000												11,970,000,000	[4]	922,000,000,000	[4]	698,000,000,000	25,090,000,000	[4]	1,933,000,000,000	[4]	1,491,000,000,000		(339,250,000,000)	[4],[5]	(26,136,000,000,000)	[4],[5]	(15,428,000,000,000)	[5]																																																																																											11,700,000,000	[4]	901,000,000,000	[4]	653,000,000,000	24,790,000,000	[4]	1,910,000,000,000	[4]	1,472,000,000,000	230,000,000	[4]	18,000,000,000	[4]	16,000,000,000	275,810,000,000	[4]	21,249,000,000,000	[4]	11,969,000,000,000	34,930,000,000	[4]	2,691,000,000,000	[4]	2,066,000,000,000	0	[4]	0	[4]	0	28,440,000,000	[4]	2,191,000,000,000	[4]	1,315,000,000,000	40,000,000	[4]	3,000,000,000	[4]	29,000,000,000	370,000,000	[4]	28,000,000,000	[4]	97,000,000,000	(339,250,000,000)	[4]	(26,136,000,000,000)	[4]	(15,428,000,000,000)	(339,250,000,000)	[4],[5]	(26,136,000,000,000)	[4],[5]	(15,428,000,000,000)	[5]
Subtotal																	103,050,000,000		7,940,000,000,000		7,779,000,000,000	201,680,000,000		15,538,000,000,000		15,242,000,000,000		(339,250,000,000)	[5]	(26,136,000,000,000)	[5]	(15,428,000,000,000)	[5]
Loans and receivables																						3,750,000,000	[6]	289,000,000,000	[6]	554,000,000,000	[6]
Collateralized agreements	187,585,000,000		14,451,579,000,000		15,156,318,000,000																	10,190,000,000	[7]	785,000,000,000	[7]	904,000,000,000	[7]
Other assets	23,000,000		1,805,000,000
Non-trading debt securities	2,750,000,000		212,000,000,000														8,580,000,000		661,000,000,000		513,000,000,000	11,100,000,000		855,000,000,000		592,000,000,000
Other	19,201,000,000		1,479,214,000,000		568,493,000,000												1,910,000,000	[2]	147,000,000,000	[2]	121,000,000,000	3,040,000,000	[2]	234,000,000,000	[2]	146,000,000,000
Total							113,540,000,000		8,413,000,000,000	229,760,000,000		17,438,000,000,000	(339,250,000,000)	[5]	(15,428,000,000,000)	[5]			8,748,000,000,000					17,701,000,000,000						(26,136,000,000,000)	[5]
Total cash instruments								5,056,000,000,000			5,786,000,000,000																																																																																																																																																																									65,640,000,000				6,114,000,000,000		75,110,000,000				7,033,000,000,000								12,240,000,000	943,000,000,000	1,444,000,000,000	13,550,000,000	1,044,000,000,000	1,535,000,000,000	21,360,000,000	1,645,000,000,000	1,588,000,000,000	21,360,000,000	1,645,000,000,000	1,588,000,000,000	30,000,000	2,000,000,000	2,000,000,000	31,730,000,000	2,444,000,000,000	3,018,000,000,000	37,140,000,000	2,861,000,000,000	3,527,000,000,000	2,700,000,000	208,000,000,000	316,000,000,000	10,000,000	1,000,000,000	1,000,000,000	10,000,000	1,000,000,000	0	0	0	0	310,000,000	24,000,000,000	64,000,000,000	310,000,000	24,000,000,000	64,000,000,000
Total derivatives	358,290,000,000	[8]	27,603,000,000,000	[8]	16,860,000,000,000	[8]																																																																																																																																																																														12,200,000,000		940,000,000,000		757,000,000,000	[4]	21,550,000,000		1,661,000,000,000		1,656,000,000,000	[4]	(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[4],[5]																																								11,930,000,000	919,000,000,000	723,000,000,000	[4]	25,040,000,000	1,929,000,000,000	1,577,000,000,000	[4]	260,000,000	20,000,000,000	15,000,000,000	[4]	275,440,000,000	21,220,000,000,000	12,068,000,000,000	[4]	34,990,000,000	2,696,000,000,000	2,093,000,000,000	[4]	0	[4]	26,750,000,000	2,061,000,000,000	1,388,000,000,000	[4]	10,000,000	1,000,000,000	19,000,000,000	[4]	430,000,000	33,000,000,000	107,000,000,000	[4]	(341,100,000,000)	(26,278,000,000,000)	(15,577,000,000,000)	[4]	(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[4],[5]
Subtotal																																																																																																																																																																																				77,840,000,000		5,996,000,000,000		6,871,000,000,000		96,660,000,000		7,447,000,000,000		8,689,000,000,000		(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[5]
Short-term borrowings	1,768,000,000		136,182,000,000		183,524,000,000																																																																																																																																																																																					1,770,000,000	[9]	136,000,000,000	[9]	183,000,000,000	[9]
Payables and deposits																																																																																																																																																																																										10,000,000	[10]	1,000,000,000	[10]	1,000,000,000	[10]
Collateralized financing	180,631,000,000		13,915,838,000,000		13,686,438,000,000																																																																																																																																																																																					1,270,000,000		98,000,000,000		332,000,000,000
Long-term borrowings																																																																																																																																																																																				1,350,000,000	[11],[12],[9]	104,000,000,000	[11],[12],[9]	126,000,000,000	[11],[12],[9]	21,320,000,000	[11],[12],[9]	1,642,000,000,000	[11],[12],[9]	1,933,000,000,000	[11],[12],[9]
Other liabilities																																																																																																																																																																																				300,000,000		23,000,000,000		44,000,000,000		300,000,000		23,000,000,000		44,000,000,000
Total							$ 79,490,000,000		¥ 7,041,000,000,000	$ 121,330,000,000		¥ 11,182,000,000,000	$ (341,100,000,000)	[5]	¥ (15,577,000,000,000)	[5]																																																																																																																																																																						¥ 6,123,000,000,000						¥ 9,347,000,000,000						¥ (26,278,000,000,000)	[5]

[1]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[5]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[6]	Includes loans elected for the fair value option.
[7]	Includes collateralized agreements or collateralized financing elected for the fair value option.
[8]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[9]	Includes structured notes elected for the fair value option.
[10]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[11]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[12]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Fair Value Of Financial Instruments (Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis, Fair Value Level 2) (Details)	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)		Sep. 30, 2011 Level 2 [Member] USD ($)	Sep. 30, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Sep. 30, 2011 Counterparty And Cash Collateral Netting [Member] USD ($)		Mar. 31, 2011 Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Level 2 [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Level 2 [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Equities [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equities [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Agency And Municipal Securities [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Japanese Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Japanese Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Government, Agency And Municipal Securities [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Investment Trust Funds And Other [Member] Level 2 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 2 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 2 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 2 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)
Total cash instruments														$ 77,270,000,000		¥ 5,952,000,000,000		¥ 5,983,000,000,000								$ 13,920,000,000	[1],[2]	¥ 1,072,000,000,000	[1],[2]	¥ 1,230,000,000,000	[1],[2]	$ 1,470,000,000	[1]	¥ 113,000,000,000	[1]	¥ 159,000,000,000	[1]	$ 13,480,000,000	[1]	¥ 1,038,000,000,000	[1]	¥ 789,000,000,000	[1]	$ 19,210,000,000	[1]	¥ 1,480,000,000,000	[1]	¥ 1,568,000,000,000	[1]	$ 1,450,000,000	[1]	¥ 112,000,000,000	[1]	¥ 171,000,000,000	[1]	$ 25,560,000,000	[1]	¥ 1,969,000,000,000	[1]	¥ 1,963,000,000,000	[1]	$ 10,000,000	[1]	¥ 1,000,000,000	[1]	¥ 2,000,000,000	[1]	$ 1,830,000,000	[1],[3]	¥ 141,000,000,000	[1],[3]	¥ 72,000,000,000	[1],[3]	$ 340,000,000	[1]	¥ 26,000,000,000	[1]	¥ 29,000,000,000	[1]
Total derivatives	364,340,000,000		28,069,000,000,000		16,919,000,000,000									344,690,000,000	[4]	26,556,000,000,000	[4]	15,664,000,000,000		(339,250,000,000)	[4],[5]	(26,136,000,000,000)	[4],[5]	(15,428,000,000,000)	[5]																																																							12,610,000,000	[4]	972,000,000,000	[4]	721,000,000,000	273,620,000,000	[4]	21,080,000,000,000	[4]	11,750,000,000,000	30,890,000,000	[4]	2,380,000,000,000	[4]	1,863,000,000,000	27,280,000,000	[4]	2,102,000,000,000	[4]	1,266,000,000,000	290,000,000	[4]	22,000,000,000	[4]	64,000,000,000	(339,250,000,000)	[4],[5]	(26,136,000,000,000)	[4],[5]	(15,428,000,000,000)	[5]
Subtotal														421,960,000,000		32,508,000,000,000		21,647,000,000,000		(339,250,000,000)	[5]	(26,136,000,000,000)	[5]	(15,428,000,000,000)	[5]
Loans and receivables														3,660,000,000	[6]	282,000,000,000	[6]	543,000,000,000	[6]
Collateralized agreements	187,585,000,000		14,451,579,000,000		15,156,318,000,000									10,190,000,000	[7]	785,000,000,000	[7]	904,000,000,000	[7]
Other assets	23,000,000		1,805,000,000
Non Trading Debt Securities	2,750,000,000		212,000,000,000											2,430,000,000		187,000,000,000		79,000,000,000
Other	19,201,000,000		1,479,214,000,000		568,493,000,000									120,000,000	[2]	9,000,000,000	[2]	0
Total							438,360,000,000		23,173,000,000,000	(339,250,000,000)	[5]	(15,428,000,000,000)	[5]			33,771,000,000,000						(26,136,000,000,000)	[5]
Total cash instruments								729,000,000,000																																																																																																							9,460,000,000				919,000,000,000								1,310,000,000	101,000,000,000	91,000,000,000	30,000,000	2,000,000,000	2,000,000,000	5,410,000,000	417,000,000,000	509,000,000,000	2,690,000,000	207,000,000,000	316,000,000,000	10,000,000	1,000,000,000	1,000,000,000	10,000,000	1,000,000,000	0	0	0	0	0	0
Total derivatives	358,290,000,000	[8]	27,603,000,000,000	[8]	16,860,000,000,000	[8]																																																																																																									342,590,000,000		26,393,000,000,000		15,903,000,000,000	[4]	(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[4],[5]																								12,750,000,000	982,000,000,000	784,000,000,000	[4]	272,990,000,000	21,031,000,000,000	11,861,000,000,000	[4]	30,670,000,000	2,363,000,000,000	1,835,000,000,000	[4]	25,820,000,000	1,989,000,000,000	1,341,000,000,000	[4]	360,000,000	28,000,000,000	82,000,000,000	[4]	(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[4],[5]
Subtotal																																																																																																															352,050,000,000		27,122,000,000,000		16,822,000,000,000		(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[5]
Short-term borrowings	1,768,000,000		136,182,000,000		183,524,000,000																																																																																																										1,570,000,000	[9]	121,000,000,000	[9]	182,000,000,000	[9]
Payables and deposits																																																																																																															0	[10]	0	[10]	0	[10]
Collateralized financing	180,631,000,000		13,915,838,000,000		13,686,438,000,000																																																																																																										1,270,000,000		98,000,000,000		332,000,000,000
Long-term borrowings																																																																																																															20,820,000,000	[11],[12],[9]	1,604,000,000,000	[11],[12],[9]	1,663,000,000,000	[11],[12],[9]
Total							$ 375,710,000,000		¥ 18,999,000,000,000	$ (341,100,000,000)	[5]	¥ (15,577,000,000,000)	[5]																																																																																																				¥ 28,945,000,000,000						¥ (26,278,000,000,000)	[5]

[1]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[5]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[6]	Includes loans elected for the fair value option.
[7]	Includes collateralized agreements or collateralized financing elected for the fair value option.
[8]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[9]	Includes structured notes elected for the fair value option.
[10]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[11]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[12]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Fair Value Of Financial Instruments (Fair Value Of Financial Assets And Financial Liabilities Measured On Recurring Basis, Fair Value Level 3) (Details)	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)		Sep. 30, 2011 Level 3 [Member] USD ($)	Sep. 30, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Sep. 30, 2011 Counterparty And Cash Collateral Netting [Member] USD ($)		Mar. 31, 2011 Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] Level 3 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] Level 3 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] Level 3 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] Level 3 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] Level 3 [Member] JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Assets And Private Equity Investments [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Level 3 [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Level 3 [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] Level 3 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] Level 3 [Member] JPY (¥)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 3 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Equity Contracts [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 3 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Interest Rate Contracts [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 3 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Credit Contracts [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 3 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Foreign Exchange Contracts [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 3 [Member] USD ($)	Sep. 30, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 3 [Member] JPY (¥)	Mar. 31, 2011 Trading Liabilities [Member] Commodity Contracts [Member] Level 3 [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)		Mar. 31, 2011 Trading Liabilities [Member] Netting [Member] Counterparty And Cash Collateral Netting [Member] JPY (¥)
Total cash instruments														$ 8,240,000,000		¥ 635,000,000,000		¥ 687,000,000,000								$ 1,740,000,000	[1],[2]	¥ 134,000,000,000	[1],[2]	¥ 121,000,000,000	[1],[2]	$ 3,380,000,000	[1],[2]	¥ 260,000,000,000	[1],[2]	¥ 289,000,000,000	[1],[2]	$ 310,000,000	[1]	¥ 24,000,000,000	[1]	¥ 23,000,000,000	[1]	$ 860,000,000	[1]	¥ 66,000,000,000	[1]	¥ 51,000,000,000	[1]	$ 100,000,000	[1]	¥ 8,000,000,000	[1]	¥ 28,000,000,000	[1]	$ 50,000,000	[1]	¥ 4,000,000,000	[1]	¥ 3,000,000,000	[1]	$ 1,440,000,000	[1]	¥ 111,000,000,000	[1]	¥ 128,000,000,000	[1]	$ 250,000,000	[1],[3]	¥ 19,000,000,000	[1],[3]	¥ 34,000,000,000	[1],[3]	$ 110,000,000	[1]	¥ 9,000,000,000	[1]	¥ 10,000,000,000	[1]
Total derivatives	364,340,000,000		28,069,000,000,000		16,919,000,000,000									7,680,000,000	[4]	591,000,000,000	[4]	557,000,000,000		(339,250,000,000)	[4],[5]	(26,136,000,000,000)	[4],[5]	(15,428,000,000,000)	[5]																																																							480,000,000	[4]	37,000,000,000	[4]	98,000,000,000	1,960,000,000	[4]	151,000,000,000	[4]	203,000,000,000	4,040,000,000	[4]	311,000,000,000	[4]	203,000,000,000	1,160,000,000	[4]	89,000,000,000	[4]	49,000,000,000	40,000,000	[4]	3,000,000,000	[4]	4,000,000,000	(339,250,000,000)	[4],[5]	(26,136,000,000,000)	[4],[5]	(15,428,000,000,000)	[5]
Subtotal														15,920,000,000		1,226,000,000,000		1,244,000,000,000		(339,250,000,000)	[5]	(26,136,000,000,000)	[5]	(15,428,000,000,000)	[5]
Loans and receivables														90,000,000	[6]	7,000,000,000	[6]	11,000,000,000	[6]
Collateralized agreements	187,585,000,000		14,451,579,000,000		15,156,318,000,000
Other assets	23,000,000		1,805,000,000
Non-trading debt securities	2,750,000,000		212,000,000,000											90,000,000		7,000,000,000		0
Other	19,201,000,000		1,479,214,000,000		568,493,000,000									1,010,000,000	[2]	78,000,000,000	[2]	25,000,000,000
Total							17,110,000,000		1,280,000,000,000	(339,250,000,000)	[5]	(15,428,000,000,000)	[5]			1,318,000,000,000						(26,136,000,000,000)	[5]
Total cash instruments								1,000,000,000																																																																																																							10,000,000												10,000,000	1,000,000,000
Total derivatives	358,290,000,000	[7]	27,603,000,000,000	[7]	16,860,000,000,000	[7]																																																																																																									7,860,000,000		606,000,000,000		573,000,000,000	[4]	(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[4],[5]			360,000,000	28,000,000,000	70,000,000,000	[4]	2,190,000,000	169,000,000,000	192,000,000,000	[4]	4,320,000,000	333,000,000,000	258,000,000,000	[4]	930,000,000	72,000,000,000	47,000,000,000	[4]	60,000,000	4,000,000,000	6,000,000,000	[4]	(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[4],[5]
Subtotal																																																																																																															7,870,000,000		607,000,000,000		573,000,000,000		(341,100,000,000)	[5]	(26,278,000,000,000)	[5]	(15,577,000,000,000)	[5]
Short-term borrowings	1,768,000,000		136,182,000,000		183,524,000,000																																																																																																										200,000,000	[8]	15,000,000,000	[8]	1,000,000,000	[8]
Payables and deposits																																																																																																															10,000,000	[9]	1,000,000,000	[9]	1,000,000,000	[9]
Collateralized financing	180,631,000,000		13,915,838,000,000		13,686,438,000,000
Long-term borrowings																																																																																																															(850,000,000)	[10],[11],[8]	(66,000,000,000)	[10],[11],[8]	144,000,000,000	[10],[11],[8]
Total							$ 7,230,000,000		¥ 719,000,000,000	$ (341,100,000,000)	[5]	¥ (15,577,000,000,000)	[5]																																																																																																				¥ 557,000,000,000						¥ (26,278,000,000,000)	[5]

[1]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[5]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
[6]	Includes loans elected for the fair value option.
[7]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[8]	Includes structured notes elected for the fair value option.
[9]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[10]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[11]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.

Fair Value Of Financial Instruments (Increases And Decreases Of Assets Measured At Fair Value On Recurring Basis Unrealized And Realized Gains/Losses Included In Revenue) (Details)
In Billions, unless otherwise specified	3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended
	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Equities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Equities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Private Equity [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Private Equity [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Other Assets [Member] JPY (¥)		Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] Other Assets [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] JPY (¥)
Level 3 assets, beginning balance	$ 9.77		¥ 753		¥ 908		$ 9.18		¥ 707		¥ 872		$ 1.93		¥ 149		¥ 162		$ 1.57		¥ 121		¥ 164		$ 3.63		¥ 280		¥ 311		$ 3.76		¥ 289		¥ 325						¥ 0						¥ 0		$ 0.23		¥ 18		¥ 13		$ 0.3		¥ 23		¥ 22		$ 0.7		¥ 54		¥ 136		$ 0.67		¥ 51		¥ 131		$ 0.13		¥ 10		¥ 22		$ 0.36		¥ 28		¥ 27		$ 0.04		¥ 3		¥ 3		$ 0.04		¥ 3		¥ 4		$ 1.53		¥ 118		¥ 171		$ 1.66		¥ 128		¥ 117		$ 0.23		¥ 18		¥ 26		$ 0.44		¥ 34		¥ 43		$ 0.13		¥ 10		¥ 10		$ 0.13		¥ 10		¥ 10		$ 8.55		¥ 660		¥ 854		$ 8.93		¥ 687		¥ 843		$ 0.29	[1]	¥ 22	[1]	¥ 31	[1]	$ 0.36	[1]	¥ 28	[1]	¥ 32	[1]	$ 0.21	[1]	¥ 16	[1]	¥ 20	[1]	$ 0.14	[1]	¥ 11	[1]	¥ 9	[1]	$ (0.57)	[1]	¥ (44)	[1]	¥ (39)	[1]	$ (0.7)	[1]	¥ (55)	[1]	¥ (58)	[1]	$ 0.08	[1]	¥ 6	[1]	¥ 1	[1]	$ 0.03	[1]	¥ 2	[1]	¥ (2)	[1]	$ 0	[1]	¥ 0	[1]	¥ 0	[1]	$ (0.03)	[1]	¥ (2)	[1]	¥ 0	[1]	$ 0.01	[1]	¥ 0	[1]	¥ 13	[1]	$ (0.2)	[1]	¥ (16)	[1]	¥ (19)	[1]	$ 0.12		¥ 9		¥ 3		$ 0.14		¥ 11		¥ 10		$ 8.56		¥ 660		¥ 867		$ 8.73		¥ 671		¥ 824		¥ 38		¥ 38		$ 0.09		¥ 7		$ 0		¥ 0		$ 1		¥ 77		$ 0.31		¥ 25
Net gain (loss) on trading					(9)		(0.04)	[2]			6						(2)						(2)																		0						0						2						2						3						4						0						0						0						0						5						2						0						(1)						0						1						8						6						6	[1]					5	[1]					17	[1]					34	[1]					(40)	[1]					(38)	[1]					0	[1]					(2)	[1]					0	[1]					1	[1]					(17)	[1]					0	[1]					0						0						(9)						6		0		0
Gain (loss) on investments in equity securities and other					0	[3]					1	[3]																																																																																																																																																																																																																																					0	[3]	1	[3]
Gain (loss) on private equity investments					(1)						(2)																		(1)						(2)																																																																																																						(1)						(2)																																																																																										(1)						(2)
Interest and dividends / Interest expense					0						0						0						0						0																																				0						0																																																																		0						0																																																																																										0						0
Total net gain (loss)	(0.17)	[2]	(13)	[2]	(10)				(3)	[2]	5		(0.13)	[2]	(10)	[2]	(2)		(0.14)	[2]	(11)	[2]	(2)		(0.07)	[2]	(6)	[2]	(1)		(0.16)	[2]	(12)	[2]	(2)						0						0		0.01	[2]	1	[2]	2		0.04	[2]	3	[2]	2		(0.05)	[2]	(4)	[2]	3		(0.03)	[2]	(2)	[2]	4		0	[2]	0	[2]	0		0	[2]	0	[2]	0		0	[2]	0	[2]	0		0	[2]	0	[2]	0		0	[2]	0	[2]	5		(0.01)	[2]	(1)	[2]	2		(0.01)	[2]	(1)	[2]	0		0	[2]	0	[2]	(1)		(0.01)	[2]	(1)	[2]	0		0	[2]	0	[2]	1		(0.26)	[2]	(21)	[2]	7		(0.3)	[2]	(23)	[2]	4		(0.12)	[1],[2]	(9)	[1],[2]	6	[1]	(0.1)	[1],[2]	(8)	[1],[2]	5	[1]	(0.09)	[1],[2]	(7)	[1],[2]	17	[1]	0.08	[1],[2]	6	[1],[2]	34	[1]	0.1	[1],[2]	8	[1],[2]	(40)	[1]	0.01	[1],[2]	1	[1],[2]	(38)	[1]	0.19	[1],[2]	15	[1],[2]	0	[1]	0.25	[1],[2]	19	[1],[2]	(2)	[1]	0	[1],[2]	0	[1],[2]	0	[1]	(0.01)	[1],[2]	0	[1],[2]	1	[1]	0.08	[1],[2]	7	[1],[2]	(17)	[1]	0.23	[1],[2]	18	[1],[2]	0	[1]	0	[2]	0	[2]	0		0	[2]	0	[2]	0		(0.18)	[2]	(14)	[2]	(10)		(0.07)	[2]	(5)	[2]	4		0		1		0	[2]	0	[2]	0	[2]	0	[2]	0.01	[2]	1	[2]	0.03	[2]	2	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]
Other comprehensive income (loss)	0		0				0		0																																																																																																																																																																																																																																												0		0		0		0		0		0		0		0
Purchases (issuances) / sales (redemption), and settlement					(38)	[4],[5]					6	[4],[5]					(21)	[4],[5]					(26)	[4],[5]					0	[4],[5]					(13)	[4],[5]					3	[4],[5]					3	[4],[5]					4	[4],[5]					1	[4],[5]					(16)	[4],[5]					(14)	[4],[5]					(3)	[4],[5]					(3)	[4],[5]					0	[4],[5]					(1)	[4],[5]					(15)	[4],[5]					40	[4],[5]					3	[4],[5]					(14)	[4],[5]					0	[4],[5]					(1)	[4],[5]					(45)	[4],[5]					(28)	[4],[5]					(2)	[1],[4],[5]					(3)	[1],[4],[5]					(17)	[1],[4],[5]					(8)	[1],[4],[5]					28	[1],[4],[5]					47	[1],[4],[5]					(2)	[1],[4],[5]					0	[1],[4],[5]					0	[1],[4],[5]					0	[1],[4],[5]					7	[1],[4],[5]					36	[1],[4],[5]					0	[4],[5]					(1)	[4],[5]					(38)	[4],[5]					8	[4],[5]	0	[4],[5]	(1)	[4],[5]
Purchases / issuances	1.69	[6]	130	[6]			4.31	[6]	332	[6]			0.05	[6]	4	[6]			0.53	[6]	41	[6]			0.01	[6]	1	[6]			0.01	[6]	1	[6]			0.01	[6]	1	[6]			0.04	[6]	3	[6]			0.92	[6]	71	[6]			1.61	[6]	124	[6]			0.52	[6]	39	[6]			1.01	[6]	77	[6]																					0	[6]	0	[6]			0.09	[6]	7	[6]			0.09	[6]	7	[6]			0.08	[6]	6	[6]			0.13	[6]	10	[6]			0	[6]	0	[6]			0.01	[6]	1	[6]			1.68	[6]	129	[6]			3.43	[6]	264	[6]																																																																																	0.02	[6]	2	[6]			1.68	[6]	129	[6]			3.43	[6]	264	[6]											0.09	[6]	7	[6]	0.01	[6]	1	[6]	0.77	[6]	59	[6]	0.01	[6]	1	[6]	0.01	[6]	1	[6]	0.01	[6]	1	[6]	0.01	[6]	1	[6]
Sales / redemption	(1.71)	[6]	(132)	[6]			(3.58)	[6]	(276)	[6]			(0.06)	[6]	(5)	[6]			(0.14)	[6]	(11)	[6]			(0.1)	[6]	(8)	[6]			(0.09)	[6]	(7)	[6]			(0.01)	[6]	(1)	[6]			(0.04)	[6]	(3)	[6]			(0.79)	[6]	(61)	[6]			(1.51)	[6]	(116)	[6]			(0.41)	[6]	(31)	[6]			(0.9)	[6]	(69)	[6]			(0.04)	[6]	(3)	[6]			(0.27)	[6]	(21)	[6]			0	[6]	0	[6]			0	[6]	0	[6]			(0.18)	[6]	(14)	[6]			(0.3)	[6]	(23)	[6]			(0.09)	[6]	(7)	[6]			(0.14)	[6]	(11)	[6]			(0.01)	[6]	0	[6]			(0.03)	[6]	(2)	[6]			(1.69)	[6]	(130)	[6]			(3.42)	[6]	(263)	[6]																																																																											(0.01)	[6]	(1)	[6]			(0.06)	[6]	(5)	[6]			(1.69)	[6]	(130)	[6]			(3.42)	[6]	(263)	[6]															(0.01)	[6]	(1)	[6]	(0.1)	[6]	(8)	[6]
Settlement	0.08		6				(0.05)		(4)																																																																																																																																								(0.04)	[1]	(3)	[1]			(0.14)	[1]	(11)	[1]			(0.08)	[1]	(6)	[1]			(0.3)	[1]	(23)	[1]			0.24	[1]	18	[1]			0.44	[1]	34	[1]			(0.02)	[1]	(2)	[1]			(0.04)	[1]	(3)	[1]			(0.02)	[1]	(1)	[1]			(0.01)	[1]	(1)	[1]			0.08	[1]	6	[1]			(0.05)	[1]	(4)	[1]															0.08		6				(0.05)		(4)
Foreign exchange movements	(0.22)		(17)				(0.32)		(25)				(0.04)		(3)				(0.05)		(4)				(0.09)		(7)				(0.14)		(11)																												(0.02)		(1)				(0.03)		(2)				0		0				(0.02)		(1)				0		0				0		0				0		0				0		0				(0.01)		(1)				(0.01)		(1)				0		0				0		0				(0.16)		(12)				(0.25)		(19)				(0.01)	[1]	(1)	[1]			(0.01)	[1]	(1)	[1]			(0.05)	[1]	(4)	[1]			(0.09)	[1]	(7)	[1]			0.03	[1]	2	[1]			0.05	[1]	4	[1]			(0.01)	[1]	(1)	[1]			(0.01)	[1]	(1)	[1]			0	[1]	0	[1]			0	[1]	0	[1]			(0.04)	[1]	(4)	[1]			(0.06)	[1]	(5)	[1]			(0.02)		(1)				(0.01)		(1)				(0.2)		(16)				(0.31)		(24)								0		0		0		0		0		0		0		0
Net transfers in / (out of) Level 3	(0.19)	[7]	(15)	[7]	4	[7]	(0.25)	[7]	(19)	[7]	(19)	[7]	(0.01)	[7]	(1)	[7]	(4)	[7]	(0.03)	[7]	(2)	[7]	(1)	[7]																	0	[7]					0	[7]	(0.06)	[7]	(5)	[7]	11	[7]	(0.13)	[7]	(10)	[7]	5	[7]	0.12	[7]	9	[7]	(5)	[7]	0.14	[7]	11	[7]	(3)	[7]	0.01	[7]	1	[7]	(9)	[7]	0.03	[7]	2	[7]	(14)	[7]	0.01	[7]	1	[7]	3	[7]	0.01	[7]	1	[7]	3	[7]											2	[7]	0.05	[7]	4	[7]	(3)	[7]	(0.17)	[7]	(13)	[7]	(2)	[7]													0.12	[7]	9	[7]	(7)	[7]	(0.15)	[7]	(11)	[7]	(10)	[7]	0	[1],[7]	0	[1],[7]	2	[1],[7]	0.01	[1],[7]	1	[1],[7]	3	[1],[7]	(0.22)	[1],[7]	(17)	[1],[7]	1	[1],[7]	(0.06)	[1],[7]	(5)	[1],[7]	(14)	[1],[7]	(0.08)	[1],[7]	(6)	[1],[7]	7	[1],[7]	(0.08)	[1],[7]	(6)	[1],[7]	5	[1],[7]	(0.01)	[1],[7]	(1)	[1],[7]	1	[1],[7]	0	[1],[7]	0	[1],[7]	4	[1],[7]					0	[1],[7]	0.03	[1],[7]	2	[1],[7]	(1)	[1],[7]	(0.31)	[1],[7]	(24)	[1],[7]	11	[1],[7]	(0.1)	[1],[7]	(8)	[1],[7]	(3)	[1],[7]											(6)	[7]	(0.19)	[7]	(15)	[7]	4	[7]	(0.25)	[7]	(19)	[7]	(13)	[7]			0	[7]													0	[7]	0	[7]
Level 3 assets, ending balance	$ 9.25		¥ 712		¥ 864		$ 9.25		¥ 712		¥ 864		$ 1.74		¥ 134		¥ 135		$ 1.74		¥ 134		¥ 135		$ 3.38		¥ 260		¥ 310		$ 3.38		¥ 260		¥ 310						¥ 3						¥ 3		$ 0.31		¥ 24		¥ 30		$ 0.31		¥ 24		¥ 30		$ 0.86		¥ 66		¥ 118		$ 0.86		¥ 66		¥ 118		$ 0.1		¥ 8		¥ 10		$ 0.1		¥ 8		¥ 10		$ 0.05		¥ 4		¥ 6		$ 0.05		¥ 4		¥ 6		$ 1.44		¥ 111		¥ 161		$ 1.44		¥ 111		¥ 161		$ 0.25		¥ 19		¥ 26		$ 0.25		¥ 19		¥ 26		$ 0.11		¥ 9		¥ 10		$ 0.11		¥ 9		¥ 10		$ 8.24		¥ 635		¥ 809		$ 8.24		¥ 635		¥ 809		$ 0.12	[1]	¥ 9	[1]	¥ 37	[1]	$ 0.12	[1]	¥ 9	[1]	¥ 37	[1]	$ (0.23)	[1]	¥ (18)	[1]	¥ 21	[1]	$ (0.23)	[1]	¥ (18)	[1]	¥ 21	[1]	$ (0.28)	[1]	¥ (22)	[1]	¥ (44)	[1]	$ (0.28)	[1]	¥ (22)	[1]	¥ (44)	[1]	$ 0.23	[1]	¥ 17	[1]	¥ 0	[1]	$ 0.23	[1]	¥ 17	[1]	¥ 0	[1]	$ (0.02)	[1]	¥ (1)	[1]	¥ 0	[1]	$ (0.02)	[1]	¥ (1)	[1]	¥ 0	[1]	$ (0.18)	[1]	¥ (15)	[1]	¥ 14	[1]	$ (0.18)	[1]	¥ (15)	[1]	¥ 14	[1]	$ 0.09		¥ 7		¥ 3		$ 0.09		¥ 7		¥ 3		$ 8.06		¥ 620		¥ 823		$ 8.06		¥ 620		¥ 823		¥ 38		¥ 38		$ 0.09		¥ 7		$ 0.09		¥ 7		$ 1.01		¥ 78		$ 1.01		¥ 78		$ 0.01		¥ 1		$ 0.01		¥ 1		$ 0.01		¥ 1		$ 0.01		¥ 1

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[2]	Includes gains and losses reported mainly within Net gain (loss) on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of operations.
[3]	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
[4]	Includes the effect of foreign exchange movements.
[5]	Includes the effect from the application of ASC 810 "Consolidation" ("ASC 810") which has been amended in accordance with ASU No. 2009-16 "Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets" and ASU No. 2009-17 "Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17").
[6]	Purchases / issuances includes the increase of trading liabilities, and Sales / redemption includes the decrease of trading liabilities.
[7]	If assets and liabilities move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if assets and liabilities move from another Level to Level 3 all gains/(losses) during the quarter are included in the table and if assets and liabilities move from Level 3 to another Level all gains/(losses) during the quarter are excluded from the table.

Fair Value Of Financial Instruments (Increases And Decreases Of Liabilities Measured At Fair Value On Recurring Basis Unrealized And Realized Gains/Losses Included In Revenue) (Details) (Trading Liabilities [Member])
In Billions, unless otherwise specified	3 Months Ended						6 Months Ended						3 Months Ended		6 Months Ended				3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended		6 Months Ended
	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2010 JPY (¥)		Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2010 JPY (¥)		Sep. 30, 2010 Equities [Member] JPY (¥)		Sep. 30, 2010 Equities [Member] JPY (¥)		Sep. 30, 2010 Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Short-Term [Member] USD ($)		Sep. 30, 2011 Short-Term [Member] JPY (¥)		Sep. 30, 2010 Short-Term [Member] JPY (¥)		Sep. 30, 2011 Short-Term [Member] USD ($)		Sep. 30, 2011 Short-Term [Member] JPY (¥)		Sep. 30, 2010 Short-Term [Member] JPY (¥)		Sep. 30, 2011 Payables And Deposits [Member] USD ($)		Sep. 30, 2011 Payables And Deposits [Member] JPY (¥)		Sep. 30, 2010 Payables And Deposits [Member] JPY (¥)		Sep. 30, 2011 Payables And Deposits [Member] USD ($)		Sep. 30, 2011 Payables And Deposits [Member] JPY (¥)		Sep. 30, 2010 Payables And Deposits [Member] JPY (¥)		Sep. 30, 2011 Long-Term [Member] USD ($)		Sep. 30, 2011 Long-Term [Member] JPY (¥)		Sep. 30, 2010 Long-Term [Member] JPY (¥)		Sep. 30, 2011 Long-Term [Member] USD ($)		Sep. 30, 2011 Long-Term [Member] JPY (¥)		Sep. 30, 2010 Long-Term [Member] JPY (¥)		Sep. 30, 2010 Sub Total Liabilities [Member] JPY (¥)		Sep. 30, 2010 Sub Total Liabilities [Member] JPY (¥)
Level 3 liabilities, beginning balance	$ 1.09		¥ 84		¥ 50		$ 1.9		¥ 146		¥ (118)		¥ 0		¥ 0		¥ 0		$ 0.02		¥ 1		¥ 6		$ 0.02		¥ 1		¥ 9		$ 0.01		¥ 1		¥ 0		$ 0.01		¥ 1		¥ 0		$ 1.06		¥ 82		¥ 44		$ 1.87		¥ 144		¥ (127)		¥ 0		¥ 0
Net gain (loss) on trading					(44)		0.49	[1]			23		0		0								0		0	[1]			1						0		0	[1]			0						(44)		0.49	[1]			22		0		0
Total net gain (loss)	0.47	[1]	36	[1]	(44)				38	[1]	23		0		0				0	[1]	0	[1]	0				0	[1]	1		0	[1]	0	[1]	0				0	[1]	0		0.47	[1]	36	[1]	(44)				38	[1]	22		0		0
Purchases (issuances) / sales (redemption), and settlement					5	[2],[3]					243	[2],[3]	0	[2],[3]	0	[2],[3]	0	[2],[3]					0	[2],[3]					(6)	[2],[3]					0	[2],[3]					0	[2],[3]					5	[2],[3]					249	[2],[3]	0	[2],[3]	0	[2],[3]
Purchases / issuances	0.23	[4]	18	[4]			0.19	[4]	15	[4]									0.18	[4]	14	[4]			0.18	[4]	14	[4]			0	[4]	0	[4]			0	[4]	0	[4]			0.04	[4]	3	[4]			0	[4]	0	[4]
Sales / redemption	(1.17)	[4]	(91)	[4]			(1.51)	[4]	(116)	[4]									0	[4]	0	[4]			0	[4]	0	[4]															(1.17)	[4]	(91)	[4]			(1.51)	[4]	(116)	[4]
Foreign exchange movements	(0.12)		(9)				(0.19)		(15)																																		(0.12)		(9)				(0.19)		(15)
Net transfers in / (out of) Level 3	(0.19)	[5]	(15)	[5]	(5)	[5]	(0.53)	[5]	(41)	[5]	(8)	[5]	0	[5]	0	[5]			0	[5]	0	[5]	(1)	[5]	0	[5]	0	[5]	3	[5]					0	[5]					0	[5]	(0.19)	[5]	(15)	[5]	(4)	[5]	(0.53)	[5]	(41)	[5]	(11)	[5]	0	[5]	0	[5]
Level 3 liabilities, ending balance	$ (0.63)		¥ (49)		¥ 94		$ (0.63)		¥ (49)		¥ 94		¥ 0		¥ 0				$ 0.2		¥ 15		¥ 5		$ 0.2		¥ 15		¥ 5		$ 0.01		¥ 1		¥ 0		$ 0.01		¥ 1		¥ 0		$ (0.85)		¥ (66)		¥ 89		$ (0.85)		¥ (66)		¥ 89		¥ 0		¥ 0

[1]	Includes gains and losses reported mainly within Net gain (loss) on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of operations.
[2]	Includes the effect of foreign exchange movements.
[3]	Includes the effect from the application of ASC 810 "Consolidation" ("ASC 810") which has been amended in accordance with ASU No. 2009-16 "Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets" and ASU No. 2009-17 "Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17").
[4]	Purchases / issuances includes the increase of trading liabilities, and Sales / redemption includes the decrease of trading liabilities.
[5]	If assets and liabilities move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Net transfers in / (out of) Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if assets and liabilities move from another Level to Level 3 all gains/(losses) during the quarter are included in the table and if assets and liabilities move from Level 3 to another Level all gains/(losses) during the quarter are excluded from the table.

Fair Value Of Financial Instruments (Unrealized Gains (Losses) Classified As Level 3 Within The Fair Value Hierarchy I) (Details) (JPY ¥) In Billions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2010		Sep. 30, 2010
Trading Assets And Private Equity Investments [Member]
Assets
Net gain (loss) on trading	¥ (22)		¥ (34)
Gain (loss) on investments in equity securities and other	1	[1]	1	[1]
Gain (loss) on private equity investments	(1)		(3)
Interest and dividends / Interest expense	0		0
Total unrealized gains / (losses)	(22)		(36)
Trading Assets And Private Equity Investments [Member] | Equities [Member]
Assets
Net gain (loss) on trading	(3)		(6)
Interest and dividends / Interest expense	0		0
Total unrealized gains / (losses)	(3)		(6)
Trading Assets And Private Equity Investments [Member] | Private Equity [Member]
Assets
Gain (loss) on private equity investments	(1)		(3)
Total unrealized gains / (losses)	(1)		(3)
Trading Assets And Private Equity Investments [Member] | Japanese Agency And Municipal Securities [Member]
Assets
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Assets And Private Equity Investments [Member] | Foreign Government, Agency And Municipal Securities [Member]
Assets
Net gain (loss) on trading	1		1
Total unrealized gains / (losses)	1		1
Trading Assets And Private Equity Investments [Member] | Bank And Corporate Debt Securities [Member]
Assets
Net gain (loss) on trading	2		3
Total unrealized gains / (losses)	2		3
Trading Assets And Private Equity Investments [Member] | Commercial Mortgage-Backed Securities ("CMBS") [Member]
Assets
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Assets And Private Equity Investments [Member] | Residential Mortgage-Backed Securities ("RMBS") [Member]
Assets
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Assets And Private Equity Investments [Member] | Mortgage And Other Mortgage-Backed Securities [Member]
Assets
Net gain (loss) on trading	5		(3)
Total unrealized gains / (losses)	5		(3)
Trading Assets And Private Equity Investments [Member] | Collateralized Debt Obligations ("CDO") And Other [Member]
Assets
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Assets And Private Equity Investments [Member] | Investment Trust Funds And Other [Member]
Assets
Net gain (loss) on trading	0		1
Total unrealized gains / (losses)	0		1
Trading Assets And Private Equity Investments [Member] | Total Cash Instruments [Member]
Assets
Net gain (loss) on trading	5		(4)
Gain (loss) on private equity investments	(1)		(3)
Interest and dividends / Interest expense	0		0
Total unrealized gains / (losses)	4		(7)
Trading Assets And Private Equity Investments [Member] | Equity Contracts [Member]
Assets
Net gain (loss) on trading	1	[2]	6	[2]
Total unrealized gains / (losses)	1	[2]	6	[2]
Trading Assets And Private Equity Investments [Member] | Interest Rate Contracts [Member]
Assets
Net gain (loss) on trading	15	[2]	11	[2]
Total unrealized gains / (losses)	15	[2]	11	[2]
Trading Assets And Private Equity Investments [Member] | Credit Contracts [Member]
Assets
Net gain (loss) on trading	(43)	[2]	(45)	[2]
Total unrealized gains / (losses)	(43)	[2]	(45)	[2]
Trading Assets And Private Equity Investments [Member] | Foreign Exchange Contracts [Member]
Assets
Net gain (loss) on trading	0	[2]	(2)	[2]
Total unrealized gains / (losses)	0	[2]	(2)	[2]
Trading Assets And Private Equity Investments [Member] | Commodity Contracts [Member]
Assets
Net gain (loss) on trading	0	[2]	0	[2]
Total unrealized gains / (losses)	0	[2]	0	[2]
Trading Assets And Private Equity Investments [Member] | Total Derivative, Net [Member]
Assets
Net gain (loss) on trading	(27)	[2]	(30)	[2]
Total unrealized gains / (losses)	(27)	[2]	(30)	[2]
Trading Assets And Private Equity Investments [Member] | Sub Total Assets [Member]
Assets
Net gain (loss) on trading	(22)		(34)
Gain (loss) on private equity investments	(1)		(3)
Interest and dividends / Interest expense	0		0
Total unrealized gains / (losses)	(23)		(37)
Trading Assets And Private Equity Investments [Member] | Loans And Receivables [Member]
Assets
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Assets And Private Equity Investments [Member] | Other Assets [Member]
Assets
Net gain (loss) on trading	0		0
Gain (loss) on investments in equity securities and other	1	[1]	1	[1]
Total unrealized gains / (losses)	1		1
Trading Liabilities [Member]
Liabilities
Net gain (loss) on trading	(51)		18
Total unrealized gains / (losses)	(51)		18
Trading Liabilities [Member] | Equities [Member]
Liabilities
Net gain (loss) on trading	0
Total unrealized gains / (losses)	0
Trading Liabilities [Member] | Bank And Corporate Debt Securities [Member]
Liabilities
Net gain (loss) on trading			0
Total unrealized gains / (losses)			0
Trading Liabilities [Member] | Sub Total Liabilities [Member]
Liabilities
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Liabilities [Member] | Short-Term [Member]
Liabilities
Net gain (loss) on trading	0		1
Total unrealized gains / (losses)	0		1
Trading Liabilities [Member] | Payables And Deposits [Member]
Liabilities
Net gain (loss) on trading	0		0
Total unrealized gains / (losses)	0		0
Trading Liabilities [Member] | Long-Term [Member]
Liabilities
Net gain (loss) on trading	(51)		17
Total unrealized gains / (losses)	¥ (51)		¥ 17

[1]	Includes gains and losses reported within Revenue—Other and Non-interest expenses—Other in the consolidated statements of operations.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.

Fair Value Of Financial Instruments (Unrealized Gains (Losses) Classified As Level 3 Within The Fair Value Hierarchy II) (Details) In Billions, unless otherwise specified	3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended
	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Private Equity [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Japanese Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Government, Agency And Municipal Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Mortgage And Other Mortgage-Backed Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Investment Trust Funds And Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Cash Instruments [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Total Derivative, Net [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Sub Total Assets [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Loans And Receivables [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Non-Trading Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] JPY (¥)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] USD ($)		Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] Other Assets Other [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Bank And Corporate Debt Securities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Sub Total Liabilities [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Short-Term [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Short-Term [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Short-Term [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Short-Term [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Payables And Deposits [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Payables And Deposits [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Payables And Deposits [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Payables And Deposits [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Long-Term [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Long-Term [Member] JPY (¥)		Sep. 30, 2011 Trading Liabilities [Member] Long-Term [Member] USD ($)		Sep. 30, 2011 Trading Liabilities [Member] Long-Term [Member] JPY (¥)
Unrealized gain (loss), Assets	$ (0.04)	[1]	¥ (3)	[1]	$ 0.06	[1]	¥ 4	[1]	$ (0.1)	[1]	¥ (8)	[1]	$ (0.1)	[1]	¥ (8)	[1]	$ (0.08)	[1]	¥ (6)	[1]	$ (0.12)	[1]	¥ (9)	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ (0.05)	[1]	¥ (4)	[1]	$ (0.05)	[1]	¥ (4)	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ (0.03)	[1]	¥ (2)	[1]	$ (0.01)	[1]	¥ (1)	[1]	$ (0.01)	[1]	¥ (1)	[1]	$ (0.01)	[1]	¥ (1)	[1]	$ 0	[1]	¥ 0	[1]	$ (0.25)	[1]	¥ (20)	[1]	$ (0.31)	[1]	¥ (24)	[1]	$ (0.13)	[1],[2]	¥ (10)	[1],[2]	$ (0.1)	[1],[2]	¥ (8)	[1],[2]	$ (0.03)	[1],[2]	¥ (2)	[1],[2]	$ 0.12	[1],[2]	¥ 9	[1],[2]	$ 0.17	[1],[2]	¥ 13	[1],[2]	$ 0.13	[1],[2]	¥ 10	[1],[2]	$ 0.19	[1],[2]	¥ 15	[1],[2]	$ 0.22	[1],[2]	¥ 17	[1],[2]	$ 0	[1],[2]	¥ 0	[1],[2]	$ 0	[1],[2]	¥ 0	[1],[2]	$ 0.2	[1],[2]	¥ 16	[1],[2]	$ 0.37	[1],[2]	¥ 28	[1],[2]	$ (0.05)	[1]	¥ (4)	[1]	$ 0.06	[1]	¥ 4	[1]	$ 0	[1]	¥ 0	[1]	$ (0.01)	[1]	¥ (1)	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0.01	[1]	¥ 1	[1]	$ 0.01	[1]	¥ 1	[1]
Unrealized gain (loss), Liabilities																																																																																																																																																																																	$ 0.47	[1]	¥ 36	[1]	$ 0.38	[1]	¥ 29	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0	[1]	¥ 0	[1]	$ 0.47	[1]	¥ 36	[1]	$ 0.38	[1]	¥ 29	[1]

[1]	Includes gains and losses reported mainly within Net gain (loss) on trading, Gain (loss) on private equity investments, and also within Gain (loss) on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of operations.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.

Fair Value Of Financial Instruments (Information On The Investments Where NAV Per Share Is Calculated) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)		Sep. 30, 2011 Hedge Funds [Member] USD ($)		Sep. 30, 2011 Hedge Funds [Member] JPY (¥)		Mar. 31, 2011 Hedge Funds [Member] JPY (¥)		Sep. 30, 2011 Venture Capital Funds [Member] USD ($)		Sep. 30, 2011 Venture Capital Funds [Member] JPY (¥)		Mar. 31, 2011 Venture Capital Funds [Member] JPY (¥)		Sep. 30, 2011 Private Equity [Member] USD ($)		Sep. 30, 2011 Private Equity [Member] JPY (¥)		Mar. 31, 2011 Private Equity [Member] JPY (¥)		Sep. 30, 2011 Real Estate Funds [Member] USD ($)		Sep. 30, 2011 Real Estate Funds [Member] JPY (¥)		Mar. 31, 2011 Real Estate Funds [Member] JPY (¥)
Fair Value	$ 2.23	[1]	¥ 172	[1]	¥ 165	[1]	$ 1.12	[1]	¥ 86	[1]	¥ 91	[1]	$ 0.05	[1]	¥ 4	[1]	¥ 2	[1]	$ 0.88	[1]	¥ 68	[1]	¥ 64	[1]	$ 0.18	[1]	¥ 14	[1]	¥ 8	[1]
Unfunded Commitments	$ 0.39	[2]	¥ 31	[2]	¥ 38	[2]	$ 0	[2]	¥ 0	[2]	¥ 0	[2]	$ 0.01	[2]	¥ 1	[2]	¥ 0	[2]	$ 0.19	[2]	¥ 15	[2]	¥ 23	[2]	$ 0.19	[2]	¥ 15	[2]	¥ 15	[2]
Redemption Frequency							Monthly	[3]	Monthly	[3]	Weekly/Monthly	[3]	—	[3]	—	[3]	—	[3]	Quarterly	[3]	Quarterly	[3]	Quarterly	[3]	—	[3]	—	[3]	—	[3]
Redemption Notice Period							Same day-95 days	[4]	Same day-95 days	[4]	Same day-95 days	[4]	—	[4]	—	[4]	—	[4]	30 days	[4]	30 days	[4]	30 days	[4]	—	[4]	—	[4]	—	[4]

[1]	Fair value generally determined using NAV per share as a practical expedient.
[2]	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
[3]	The range in frequency with which Nomura can redeem investments.
[4]	The notice period required to be provided before redemption is possible.

Fair Value Of Financial Instruments (Gains (Losses) Due To Changes In Fair Value For Financial Instruments Measured At Fair Value Using The Fair Value Option) (Details)
In Billions, unless otherwise specified	3 Months Ended			6 Months Ended						3 Months Ended			6 Months Ended						3 Months Ended							6 Months Ended				3 Months Ended			6 Months Ended			3 Months Ended				6 Months Ended				3 Months Ended						6 Months Ended						3 Months Ended					6 Months Ended					3 Months Ended						6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] USD ($)	Sep. 30, 2011 Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2010 Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2011 Trading Assets [Member] Trading Assets And Private Equity Investments [Member] USD ($)	Sep. 30, 2011 Trading Assets [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2010 Trading Assets [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2011 Trading Assets [Member] Trading Assets And Private Equity Investments [Member] USD ($)	Sep. 30, 2011 Trading Assets [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2010 Trading Assets [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2011 Private Equity [Member] USD ($)	Sep. 30, 2011 Private Equity [Member] JPY (¥)	Sep. 30, 2010 Private Equity [Member] JPY (¥)	Sep. 30, 2011 Private Equity [Member] Trading Assets And Private Equity Investments [Member] USD ($)	Sep. 30, 2011 Private Equity [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2010 Private Equity [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2011 Collateralized Agreements [Member] Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Collateralized Agreements [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Collateralized Agreements [Member] Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Collateralized Agreements [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Loans And Receivables [Member] Trading Assets And Private Equity Investments [Member] USD ($)	Sep. 30, 2011 Loans And Receivables [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2010 Loans And Receivables [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2011 Loans And Receivables [Member] Trading Assets And Private Equity Investments [Member] USD ($)	Sep. 30, 2011 Loans And Receivables [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2010 Loans And Receivables [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)	Sep. 30, 2011 Other Assets [Member] Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Other Assets [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Other Assets [Member] Trading Assets And Private Equity Investments [Member] USD ($)		Sep. 30, 2011 Other Assets [Member] Trading Assets And Private Equity Investments [Member] JPY (¥)		Sep. 30, 2011 Short-Term [Member] Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Short-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2010 Short-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2011 Short-Term [Member] Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Short-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2010 Short-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2011 Collateralized Financing [Member] Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Collateralized Financing [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2010 Collateralized Financing [Member] Trading Liabilities [Member] JPY (¥)	Sep. 30, 2011 Collateralized Financing [Member] Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Collateralized Financing [Member] Trading Liabilities [Member] JPY (¥)		Dec. 31, 2010 Collateralized Financing [Member] Trading Liabilities [Member] JPY (¥)	Sep. 30, 2011 Long-Term [Member] Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Long-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2010 Long-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2011 Long-Term [Member] Trading Liabilities [Member] USD ($)		Sep. 30, 2011 Long-Term [Member] Trading Liabilities [Member] JPY (¥)		Sep. 30, 2010 Long-Term [Member] Trading Liabilities [Member] JPY (¥)
Net gain (loss) on trading assets	$ 0.12	¥ 10	¥ 1				$ 0.1	¥ 7	¥ 2	$ 0.01	¥ 1	¥ (2)	$ 0.01	¥ 1	¥ (2)	$ (0.08)	¥ (6)	¥ 0	$ 0	¥ 0	¥ 0	$ 0.01	[1]	¥ 1	[1]	$ 0.06	[1]	¥ 4	[1]	$ 0.1	¥ 8	¥ 3	$ 0.11	¥ 8	¥ 4	$ 0	[2]	¥ 0	[2]	$ 0	[2]	¥ 0	[2]
Net gain (loss) on trading liabilities	$ 1.12	¥ 86	¥ (97)	$ 1.25	¥ 96	¥ (66)																																						$ 0	[3]	¥ 0	[3]	¥ (9)	[3]	$ 0.02	[3]	¥ 1	[3]	¥ (5)	[3]	$ 0	[1]	¥ 0	[1]	[1]	$ 0	[1]	¥ 0	[1]	[1]	$ 1.12	[3],[4]	¥ 86	[3],[4]	¥ (88)	[3],[4]	$ 1.23	[3],[4]	¥ 95	[3],[4]	¥ (61)	[3],[4]

[1]	Includes resale and repurchase agreements elected for the fair value option.
[2]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[3]	Includes structured notes elected for the fair value option.
[4]	Includes liabilities recognized from secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.

Fair Value Of Financial Instruments (Schedule Of Carrying Values And Fair Values Or Approximate Fair Values Of Loans Receivable) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Fair Value Of Financial Instruments (Abstract)
Loans receivable, Carrying value	$ 13.29	¥ 1,024	¥ 1,268
Loans receivable, Fair value	$ 13.25	¥ 1,021	¥ 1,265

Fair Value Of Financial Instruments (Carrying Values And Fair Values Or Approximate Fair Values Of Long-Term Borrowings) (Details)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Fair Value Of Financial Instruments (Abstract)
Long-term borrowings	$ 113,632,000,000	¥ 8,754,189,000,000	¥ 8,402,917,000,000
Long-term borrowings, Fair Value	$ 110,060,000,000	¥ 8,479,000,000,000	¥ 8,179,000,000,000

Derivative Instruments And Hedging Activities (Narrative) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Derivative Instruments And Hedging Activities (Abstract)
Offset of cash collateral receivables against net derivative liabilities	$ 13.17	¥ 1,015	¥ 605
Offset of cash collateral payables against net derivative assets	11.33	873	456
Derivative liability position with credit-risk-related contingent features	25.81	1,988	1,779
Derivative liability position with related collateral pledged	15.58	1,201	958
Additional collateral required to be posted, aggregate fair value	$ 0.24	¥ 19	¥ 18

Derivative Instruments And Hedging Activities (Concentration Of Exposures To Credit Risk In OTC Derivatives) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 OTC Derivatives [Member] USD ($)	Sep. 30, 2011 OTC Derivatives [Member] JPY (¥)	Mar. 31, 2011 OTC Derivatives [Member] JPY (¥)
Derivative Assets Fair Value	$ 364.34	¥ 28,069	¥ 16,919	$ 287.36	¥ 22,138	¥ 12,733
Impact of Master Netting Agreements, Financial institutions				(269.48)	(20,761)	(11,611)
Impact of Collateral, Financial institutions				(10.44)	(804)	(442)
Net Exposure to Credit Risk, Financial institutions				$ 7.44	¥ 573	¥ 680

Derivative Instruments And Hedging Activities (Volume Of Derivative Activity In Statement Of Financial Position) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] USD ($)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] JPY (¥)		Mar. 31, 2011 Derivatives Used For Trading Purposes [Member] JPY (¥)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Equity Contracts [Member] USD ($)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Equity Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivatives Used For Trading Purposes [Member] Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Interest Rate Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivatives Used For Trading Purposes [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Credit Contracts [Member] USD ($)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Credit Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivatives Used For Trading Purposes [Member] Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Foreign Exchange Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivatives Used For Trading Purposes [Member] Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Derivatives Used For Trading Purposes [Member] Commodity Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivatives Used For Trading Purposes [Member] Commodity Contracts [Member] JPY (¥)		Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] USD ($)		Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] JPY (¥)		Mar. 31, 2011 Derivatives Designated As Hedging Instruments [Member] JPY (¥)		Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] USD ($)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)	Mar. 31, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Foreign Exchange Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivatives Designated As Hedging Instruments [Member] Foreign Exchange Contracts [Member] JPY (¥)
Derivative Assets Notional	$ 10,638.41		¥ 819,583		¥ 759,978		$ 10,611.72	[1],[2]	¥ 817,527	[1],[2]	¥ 758,427	[1],[2]	$ 270.51	[1],[2]	¥ 20,840	[1],[2]	¥ 16,229	[1],[2]	$ 8,850.86	[1],[2]	¥ 681,870	[1],[2]	¥ 652,220	[1],[2]	$ 479.11	[1],[2]	¥ 36,911	[1],[2]	¥ 37,075	[1],[2]	$ 1,008.35	[1],[2]	¥ 77,683	[1],[2]	¥ 52,150	[1],[2]	$ 2.89	[1],[2]	¥ 223	[1],[2]	¥ 753	[1],[2]	$ 26.69		¥ 2,056		¥ 1,551		$ 24.86	¥ 1,915	¥ 1,531		$ 1.83		¥ 141		¥ 20
Derivative Assets Fair Value	364.34		28,069		16,919		363.26	[1],[2]	27,986	[1],[2]	16,887	[1],[2]	24.79	[1],[2]	1,910	[1],[2]	1,472	[1],[2]	274.76	[1],[2]	21,168	[1],[2]	11,937	[1],[2]	34.93	[1],[2]	2,691	[1],[2]	2,066	[1],[2]	28.41	[1],[2]	2,189	[1],[2]	1,315	[1],[2]	0.37	[1],[2]	28	[1],[2]	97	[1],[2]	1.08		83		32		1.05	81	32		0.03		2		0
Derivative Liabilities Notional	10,363.61	[3]	798,412	[3]	806,748	[3]	10,362.43	[1],[2],[3]	798,321	[1],[2],[3]	806,097	[1],[2],[3]	246.37	[1],[2],[3]	18,980	[1],[2],[3]	16,257	[1],[2],[3]	8,615.01	[1],[2],[3]	663,700	[1],[2],[3]	689,543	[1],[2],[3]	507.19	[1],[2],[3]	39,074	[1],[2],[3]	38,432	[1],[2],[3]	991.06	[1],[2],[3]	76,351	[1],[2],[3]	61,310	[1],[2],[3]	2.8	[1],[2],[3]	216	[1],[2],[3]	555	[1],[2],[3]	1.18	[3]	91	[3]	651	[3]			535	[3]	1.18	[3]	91	[3]	116	[3]
Derivative Liabilities Fair Value	$ 358.29	[3]	¥ 27,603	[3]	¥ 16,860	[3]	$ 358.29	[1],[2],[3]	¥ 27,603	[1],[2],[3]	¥ 16,854	[1],[2],[3]	$ 24.71	[1],[2],[3]	¥ 1,904	[1],[2],[3]	¥ 1,511	[1],[2],[3]	$ 271.43	[1],[2],[3]	¥ 20,911	[1],[2],[3]	¥ 11,759	[1],[2],[3]	$ 34.99	[1],[2],[3]	¥ 2,696	[1],[2],[3]	¥ 2,093	[1],[2],[3]	$ 26.73	[1],[2],[3]	¥ 2,059	[1],[2],[3]	¥ 1,384	[1],[2],[3]	$ 0.43	[1],[2],[3]	¥ 33	[1],[2],[3]	¥ 107	[1],[2],[3]	$ 0	[3]	¥ 0	[3]	¥ 6	[3]			¥ 4	[3]	$ 0	[3]	¥ 0	[3]	¥ 2	[3]

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[2]	Includes derivatives used for non-trading purposes which are not designated as accounting hedges.
[3]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.

Derivative Instruments And Hedging Activities (Derivative Amounts Included The Consolidated Statements Of Operations) (Details) (Derivatives Used For Trading Purposes [Member])
In Billions, unless otherwise specified	3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended
	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2010 JPY (¥)		Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2010 JPY (¥)		Sep. 30, 2011 Equity Contracts [Member] USD ($)		Sep. 30, 2011 Equity Contracts [Member] JPY (¥)		Sep. 30, 2010 Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Equity Contracts [Member] USD ($)		Sep. 30, 2011 Equity Contracts [Member] JPY (¥)		Sep. 30, 2010 Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2010 Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2010 Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Credit Contracts [Member] USD ($)		Sep. 30, 2011 Credit Contracts [Member] JPY (¥)		Sep. 30, 2010 Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Credit Contracts [Member] USD ($)		Sep. 30, 2011 Credit Contracts [Member] JPY (¥)		Sep. 30, 2010 Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2010 Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2010 Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Commodity Contracts [Member] JPY (¥)		Sep. 30, 2010 Commodity Contracts [Member] JPY (¥)		Sep. 30, 2011 Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Commodity Contracts [Member] JPY (¥)		Sep. 30, 2010 Commodity Contracts [Member] JPY (¥)
Net gain (loss) on trading Derivatives	$ (0.34)	[1],[2]	¥ (27)	[1],[2]	¥ 12	[1],[2]	$ 1.6	[1],[2]	¥ 124	[1],[2]	¥ 186	[1],[2]	$ (0.36)	[1],[2]	¥ (28)	[1],[2]	¥ (3)	[1],[2]	$ 0.12	[1],[2]	¥ 9	[1],[2]	¥ 269	[1],[2]	$ 0.3	[1],[2]	¥ 23	[1],[2]	¥ 69	[1],[2]	$ 1.58	[1],[2]	¥ 122	[1],[2]	¥ 10	[1],[2]	$ (0.18)	[1],[2]	¥ (14)	[1],[2]	¥ (6)	[1],[2]	$ (0.38)	[1],[2]	¥ (29)	[1],[2]	¥ 22	[1],[2]	$ (0.06)	[1],[2]	¥ (5)	[1],[2]	¥ (49)	[1],[2]	$ 0.19	[1],[2]	¥ 15	[1],[2]	¥ (115)	[1],[2]	$ (0.04)	[1],[2]	¥ (3)	[1],[2]	¥ 1	[1],[2]	$ 0.09	[1],[2]	¥ 7	[1],[2]	¥ 0	[1],[2]

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[2]	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as accounting hedges

Derivative Instruments And Hedging Activities (Fair Value Hedges) (Details) In Billions, unless otherwise specified	3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended
	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] USD ($)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] JPY (¥)	Sep. 30, 2010 Derivatives Designated As Hedging Instruments [Member] JPY (¥)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] USD ($)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] JPY (¥)	Sep. 30, 2010 Derivatives Designated As Hedging Instruments [Member] JPY (¥)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] USD ($)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)	Sep. 30, 2010 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] USD ($)	Sep. 30, 2011 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)	Sep. 30, 2010 Derivatives Designated As Hedging Instruments [Member] Interest Rate Contracts [Member] JPY (¥)	Sep. 30, 2011 Hedged Items [Member] USD ($)	Sep. 30, 2011 Hedged Items [Member] JPY (¥)	Sep. 30, 2010 Hedged Items [Member] JPY (¥)	Sep. 30, 2011 Hedged Items [Member] USD ($)	Sep. 30, 2011 Hedged Items [Member] JPY (¥)	Sep. 30, 2010 Hedged Items [Member] JPY (¥)	Sep. 30, 2011 Hedged Items [Member] Long-Term [Member] USD ($)	Sep. 30, 2011 Hedged Items [Member] Long-Term [Member] JPY (¥)	Sep. 30, 2010 Hedged Items [Member] Long-Term [Member] JPY (¥)	Sep. 30, 2011 Hedged Items [Member] Long-Term [Member] USD ($)	Sep. 30, 2011 Hedged Items [Member] Long-Term [Member] JPY (¥)	Sep. 30, 2010 Hedged Items [Member] Long-Term [Member] JPY (¥)
Interest revenue / Interest expense	$ 0.43	¥ 33	¥ 19	$ 0.77	¥ 59	¥ 48	$ 0.43	¥ 33	¥ 19	$ 0.77	¥ 59	¥ 48	$ (0.43)	¥ (33)	¥ (19)	$ (0.77)	¥ (59)	¥ (48)	$ (0.43)	¥ (33)	¥ (19)	$ (0.77)	¥ (59)	¥ (48)

Derivative Instruments And Hedging Activities (Net Investment Hedges) (Details)	3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 Foreign Exchange Contracts [Member] USD ($)	Sep. 30, 2011 Foreign Exchange Contracts [Member] JPY (¥)	Sep. 30, 2010 Foreign Exchange Contracts [Member] JPY (¥)	Sep. 30, 2011 Foreign Exchange Contracts [Member] USD ($)	Sep. 30, 2011 Foreign Exchange Contracts [Member] JPY (¥)	Sep. 30, 2010 Foreign Exchange Contracts [Member] JPY (¥)	Sep. 30, 2011 Long-Term [Member] USD ($)	Sep. 30, 2011 Long-Term [Member] JPY (¥)	Sep. 30, 2010 Long-Term [Member] JPY (¥)	Sep. 30, 2011 Long-Term [Member] USD ($)	Sep. 30, 2011 Long-Term [Member] JPY (¥)	Sep. 30, 2010 Long-Term [Member] JPY (¥)
Other comprehensive income (loss)	$ 190,000,000	¥ 15,000,000,000	¥ 8,000,000,000	$ 270,000,000	¥ 21,000,000,000	¥ 18,000,000,000	$ 100,000,000	¥ 8,000,000,000	¥ 0	$ 130,000,000	¥ 10,000,000,000	¥ 2,000,000,000	$ 90,000,000	¥ 7,000,000,000	¥ 8,000,000,000	$ 140,000,000	¥ 11,000,000,000	¥ 16,000,000,000
Gains (losses) on net investment hedges	$ 0			$ 0

Derivative Instruments And Hedging Activities (Written Credit Derivatives And Purchased Credit Protection) (Details) In Billions, unless otherwise specified	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended
	Sep. 30, 2011 Single-Name Credit Default Swaps [Member] USD ($)		Sep. 30, 2011 Single-Name Credit Default Swaps [Member] JPY (¥)		Mar. 31, 2011 Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 Credit Default Indices [Member] USD ($)		Sep. 30, 2011 Credit Default Indices [Member] JPY (¥)		Mar. 31, 2011 Credit Default Indices [Member] JPY (¥)	Sep. 30, 2011 Other Credit-Risk Related Portfolio Products [Member] USD ($)		Sep. 30, 2011 Other Credit-Risk Related Portfolio Products [Member] JPY (¥)		Mar. 31, 2011 Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Sep. 30, 2011 Credit-Risk Related Options And Swaptions [Member] USD ($)		Sep. 30, 2011 Credit-Risk Related Options And Swaptions [Member] JPY (¥)		Mar. 31, 2011 Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 Total [Member] USD ($)		Sep. 30, 2011 Total [Member] JPY (¥)		Mar. 31, 2011 Total [Member] JPY (¥)	Sep. 30, 2011 Less Than 1 Year [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 Less Than 1 Year [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 Less Than 1 Year [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 Less Than 1 Year [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 Less Than 1 Year [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 Less Than 1 Year [Member] Credit Default Indices [Member] JPY (¥)	Sep. 30, 2011 Less Than 1 Year [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)	Sep. 30, 2011 Less Than 1 Year [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 Less Than 1 Year [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 Less Than 1 Year [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 Less Than 1 Year [Member] Total [Member] USD ($)	Sep. 30, 2011 Less Than 1 Year [Member] Total [Member] JPY (¥)	Mar. 31, 2011 Less Than 1 Year [Member] Total [Member] JPY (¥)	Sep. 30, 2011 1 To 3 Years [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 1 To 3 Years [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 1 To 3 Years [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 1 To 3 Years [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 1 To 3 Years [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 1 To 3 Years [Member] Credit Default Indices [Member] JPY (¥)	Sep. 30, 2011 1 To 3 Years [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)	Sep. 30, 2011 1 To 3 Years [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 1 To 3 Years [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 1 To 3 Years [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 1 To 3 Years [Member] Total [Member] USD ($)	Sep. 30, 2011 1 To 3 Years [Member] Total [Member] JPY (¥)	Mar. 31, 2011 1 To 3 Years [Member] Total [Member] JPY (¥)	Sep. 30, 2011 3 To 5 Years [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 3 To 5 Years [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 3 To 5 Years [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 3 To 5 Years [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 3 To 5 Years [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 3 To 5 Years [Member] Credit Default Indices [Member] JPY (¥)	Sep. 30, 2011 3 To 5 Years [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)	Sep. 30, 2011 3 To 5 Years [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 3 To 5 Years [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Sep. 30, 2011 3 To 5 Years [Member] Credit-Risk Related Options And Swaptions [Member] USD ($)	Sep. 30, 2011 3 To 5 Years [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Mar. 31, 2011 3 To 5 Years [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 3 To 5 Years [Member] Total [Member] USD ($)	Sep. 30, 2011 3 To 5 Years [Member] Total [Member] JPY (¥)	Mar. 31, 2011 3 To 5 Years [Member] Total [Member] JPY (¥)	Sep. 30, 2011 More Than 5 Years [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 More Than 5 Years [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 More Than 5 Years [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 More Than 5 Years [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 More Than 5 Years [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 More Than 5 Years [Member] Credit Default Indices [Member] JPY (¥)	Sep. 30, 2011 More Than 5 Years [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)	Sep. 30, 2011 More Than 5 Years [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 More Than 5 Years [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Sep. 30, 2011 More Than 5 Years [Member] Credit-Risk Related Options And Swaptions [Member] USD ($)	Sep. 30, 2011 More Than 5 Years [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Mar. 31, 2011 More Than 5 Years [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 More Than 5 Years [Member] Total [Member] USD ($)	Sep. 30, 2011 More Than 5 Years [Member] Total [Member] JPY (¥)	Mar. 31, 2011 More Than 5 Years [Member] Total [Member] JPY (¥)
Carrying value (Asset) / liability	$ 14.5	[1]	¥ 1,117	[1]	¥ 56 [1]	$ 9.29	[1]	¥ 716	[1]	¥ 117 [1]	$ 3.08	[1]	¥ 237	[1]	¥ 19 [1]	$ 0.04	[1]	¥ 3	[1]	¥ 0 [1]	$ 26.91	[1]	¥ 2,073	[1]	¥ 192 [1]
Total	240.33		18,515		18,933	166.99		12,865		12,666	42.31		3,260		3,552	6.4		493		212	456.03		35,133		35,363
Maximum Potential Payout/Notional																										25.48	1,963	2,082	10.07	776	806	8.79	677	247	4	44.34	3,416	3,139	83.22	6,411	8,416	39.76	3,063	4,372	17.22	1,327	2,421		140.2	10,801	15,209	101.67	7,833	6,953	92.6	7,134	6,275	13.02	1,003	696	6.3	485	208	213.59	16,455	14,132	29.96	2,308	1,482	24.56	1,892	1,213	3.28	253	188	0.1	8		57.9	4,461	2,883
Notional Purchased Credit Protection of credit derivatives	$ 220.87		¥ 17,016		¥ 17,020	$ 141.68		¥ 10,915		¥ 10,956	$ 26.48		¥ 2,040		¥ 2,143	$ 6.01		¥ 463		¥ 121	$ 395.04		¥ 30,434		¥ 30,240

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

Derivative Instruments And Hedging Activities (Written Credit Derivatives By External Credit Rating Of The Underlying Asset) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 Credit Default Indices [Member] USD ($)	Sep. 30, 2011 Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 Credit Default Indices [Member] JPY (¥)	Sep. 30, 2011 Other Credit-Risk Related Portfolio Products [Member] USD ($)	Sep. 30, 2011 Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Sep. 30, 2011 Credit-Risk Related Options And Swaptions [Member] USD ($)	Sep. 30, 2011 Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Mar. 31, 2011 Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 Total [Member] USD ($)	Sep. 30, 2011 Total [Member] JPY (¥)	Mar. 31, 2011 Total [Member] JPY (¥)	Sep. 30, 2011 AAA Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 AAA Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 AAA Rating [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 AAA Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Credit Default Indices [Member] JPY (¥)	Sep. 30, 2011 AAA Rating [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)	Sep. 30, 2011 AAA Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 AAA Rating [Member] Total [Member] USD ($)	Sep. 30, 2011 AAA Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 AAA Rating [Member] Total [Member] JPY (¥)	Sep. 30, 2011 AA Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 AA Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 AA Rating [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 AA Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 AA Rating [Member] Total [Member] USD ($)	Sep. 30, 2011 AA Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 AA Rating [Member] Total [Member] JPY (¥)	Sep. 30, 2011 A Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 A Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 A Rating [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 A Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 A Rating [Member] Total [Member] USD ($)	Sep. 30, 2011 A Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 A Rating [Member] Total [Member] JPY (¥)	Sep. 30, 2011 BBB Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 BBB Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 BBB Rating [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 BBB Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)	Sep. 30, 2011 BBB Rating [Member] Credit-Risk Related Options And Swaptions [Member] USD ($)	Sep. 30, 2011 BBB Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 BBB Rating [Member] Total [Member] USD ($)	Sep. 30, 2011 BBB Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 BBB Rating [Member] Total [Member] JPY (¥)	Sep. 30, 2011 BB Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)	Sep. 30, 2011 BB Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)	Sep. 30, 2011 BB Rating [Member] Credit Default Indices [Member] USD ($)	Sep. 30, 2011 BB Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Credit Default Indices [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 BB Rating [Member] Total [Member] USD ($)	Sep. 30, 2011 BB Rating [Member] Total [Member] JPY (¥)	Mar. 31, 2011 BB Rating [Member] Total [Member] JPY (¥)	Sep. 30, 2011 Other Rating [Member] Single-Name Credit Default Swaps [Member] USD ($)		Sep. 30, 2011 Other Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Single-Name Credit Default Swaps [Member] JPY (¥)		Sep. 30, 2011 Other Rating [Member] Credit Default Indices [Member] USD ($)		Sep. 30, 2011 Other Rating [Member] Credit Default Indices [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Credit Default Indices [Member] JPY (¥)		Sep. 30, 2011 Other Rating [Member] Other Credit-Risk Related Portfolio Products [Member] USD ($)		Sep. 30, 2011 Other Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Other Credit-Risk Related Portfolio Products [Member] JPY (¥)		Sep. 30, 2011 Other Rating [Member] Credit-Risk Related Options And Swaptions [Member] USD ($)		Sep. 30, 2011 Other Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Credit-Risk Related Options And Swaptions [Member] JPY (¥)	Sep. 30, 2011 Other Rating [Member] Total [Member] USD ($)		Sep. 30, 2011 Other Rating [Member] Total [Member] JPY (¥)		Mar. 31, 2011 Other Rating [Member] Total [Member] JPY (¥)
Maximum Potential Payout/Notional	$ 240.33	¥ 18,515	¥ 18,933	$ 166.99	¥ 12,865	¥ 12,666	$ 42.31	¥ 3,260	¥ 3,552	$ 6.4	¥ 493	¥ 212	$ 456.03	¥ 35,133	¥ 35,363	$ 25.96	¥ 2,000	¥ 2,200	$ 18.63	¥ 1,435	¥ 1,228	$ 0.1	¥ 8	¥ 22	¥ 25	$ 44.69	¥ 3,443	¥ 3,475	$ 18.41	¥ 1,418	¥ 1,182	$ 4.98	¥ 384	¥ 375		$ 23.39	¥ 1,802	¥ 1,557	$ 70.43	¥ 5,426	¥ 5,789	$ 64.73	¥ 4,987	¥ 5,592	¥ 29	$ 135.16	¥ 10,413	¥ 11,410	$ 65.26	¥ 5,028	¥ 5,722	$ 47.57	¥ 3,664	¥ 3,202	¥ 0	$ 5.94	¥ 458	¥ 154	$ 118.77	¥ 9,150	¥ 9,078	$ 34.78	¥ 2,679	¥ 2,586	$ 6.59	¥ 508	¥ 577	¥ 4	$ 41.37	¥ 3,187	¥ 3,167	$ 25.49	[1]	¥ 1,964	[1]	¥ 1,454	[1]	$ 24.49	[1]	¥ 1,887	[1]	¥ 1,692	[1]	$ 42.21	[1]	¥ 3,252	[1]	¥ 3,530	[1]	$ 0.46	[1]	¥ 35	[1]	[1]	$ 92.65	[1]	¥ 7,138	[1]	¥ 6,676	[1]

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.

Collateralized Transactions (Fair Value Of Securities Received As Collateral) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Collateralized Transactions (Abstract)
The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral where Nomura is permitted to sell or repledge the securities	$ 393	¥ 30,241	¥ 28,262
The portion of the above that has been sold (reported within Trading liabilities on the consolidated balance sheets) or repledged	$ 301	¥ 23,215	¥ 22,576

Collateralized Transactions (Assets Owned, Pledged As Collateral) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Investment Trust Funds And Other [Member] USD ($)	Sep. 30, 2011 Investment Trust Funds And Other [Member] JPY (¥)	Mar. 31, 2011 Investment Trust Funds And Other [Member] JPY (¥)	Sep. 30, 2011 Equities And Convertible Securities [Member] USD ($)	Sep. 30, 2011 Equities And Convertible Securities [Member] JPY (¥)	Mar. 31, 2011 Equities And Convertible Securities [Member] JPY (¥)	Sep. 30, 2011 Government and Government Agency Securities [Member] USD ($)	Sep. 30, 2011 Government and Government Agency Securities [Member] JPY (¥)	Mar. 31, 2011 Government and Government Agency Securities [Member] JPY (¥)	Sep. 30, 2011 Bank And Corporate Debt Securities [Member] USD ($)	Sep. 30, 2011 Bank And Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Bank And Corporate Debt Securities [Member] JPY (¥)	Sep. 30, 2011 Commercial Mortgage-Backed Securities ("CMBS") [Member] USD ($)	Sep. 30, 2011 Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)	Mar. 31, 2011 Commercial Mortgage-Backed Securities ("CMBS") [Member] JPY (¥)	Sep. 30, 2011 Residential Mortgage-Backed Securities ("RMBS") [Member] USD ($)	Sep. 30, 2011 Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)	Mar. 31, 2011 Residential Mortgage-Backed Securities ("RMBS") [Member] JPY (¥)	Sep. 30, 2011 Collateralized Debt Obligations ("CDO") And Other [Member] USD ($)		Sep. 30, 2011 Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)		Mar. 31, 2011 Collateralized Debt Obligations ("CDO") And Other [Member] JPY (¥)
Trading assets (without right to sell or repledge)	$ 41,144	¥ 3,169,697	¥ 2,801,277	$ 278	¥ 21,354	¥ 9,652	$ 138	¥ 10,613	¥ 29,935	$ 23,478	¥ 1,808,737	¥ 977,291	$ 1,492	¥ 114,971	¥ 93,250	$ 361	¥ 27,823	¥ 54,725	$ 14,353	¥ 1,105,775	¥ 1,572,177	$ 1,044	[1]	¥ 80,424	[1]	¥ 64,247	[1]
Non-trading debt securities	1,154	88,885	86,234
Investments in and advance to affiliated companies	$ 425	¥ 32,736	¥ 36,639

[1]	Includes collateralized loan obligations (CLO) and asset-backed securities (ABS) (e.g., credit card loans, auto loans, student loans and etc.).

Collateralized Transactions (Assets Subject To Lien) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Loans And Receivables [Member] USD ($)	Sep. 30, 2011 Loans And Receivables [Member] JPY (¥)	Mar. 31, 2011 Loans And Receivables [Member] JPY (¥)	Sep. 30, 2011 Trading Assets, Excluding Debt And Equity Securities [Member] USD ($)	Sep. 30, 2011 Trading Assets, Excluding Debt And Equity Securities [Member] JPY (¥)	Mar. 31, 2011 Trading Assets, Excluding Debt And Equity Securities [Member] JPY (¥)	Sep. 30, 2011 Office Buildings, Land, Equipment And Facilities [Member] USD ($)	Sep. 30, 2011 Office Buildings, Land, Equipment And Facilities [Member] JPY (¥)	Mar. 31, 2011 Office Buildings, Land, Equipment And Facilities [Member] JPY (¥)	Sep. 30, 2011 Non-Trading Debt Securities [Member] USD ($)	Sep. 30, 2011 Non-Trading Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Non-Trading Debt Securities [Member] JPY (¥)	Sep. 30, 2011 Other Assets [Member] USD ($)	Sep. 30, 2011 Other Assets [Member] JPY (¥)
Assets subject to lien, Amount	$ 33,147	¥ 2,553,629	¥ 2,337,316	$ 96	¥ 7,406	¥ 27,635	$ 23,603	¥ 1,818,357	¥ 2,010,605	$ 1,801	¥ 138,736	¥ 20,815	$ 4,207	¥ 324,092	¥ 278,261	$ 3,440	¥ 265,038
Amount Of securities derecognized from the consolidated balance sheets under repo-to-maturity transactions".	765	58,946	169,766
Amount of securities derecognized in lending transactions	$ 2,953	¥ 227,481	¥ 291,870

Securitizations And Variable Interest Entities (Narrative) (Details)	3 Months Ended			6 Months Ended			12 Months Ended	6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Maximum [Member]	Sep. 30, 2011 Minimum [Member]
Proceeds received from new securitizations			¥ 77,000,000,000			¥ 126,000,000,000
Recognized losses on sale			3,000,000			2,000,000
Cumulative balance of financial assets transferred to SPEs	38,970,000,000	3,002,000,000,000		38,970,000,000	3,002,000,000,000		3,141,000,000,000
Cash proceeds from SPEs in new securitizations	1,170,000,000	90,000,000,000		1,800,000,000	138,000,000,000
Recognized associated loss on sale of assets to special purpose entities	0	0		0	0
Debt securities issued by special purpose entities initial fair value	4,180,000,000	322,000,000,000		8,850,000,000	682,000,000,000
Cash proceeds from third parties on the sale of debt securities	2,490,000,000	192,000,000,000		4,340,000,000	334,000,000,000
Retained interests	1,690,000,000	130,000,000,000		1,690,000,000	130,000,000,000		199,000,000,000
Interests held in SPEs	40,000,000	3,000,000,000	6,000,000,000	80,000,000	6,000,000,000	11,000,000,000
Outstanding collateral service agreements or written credit default swap agreements	$ 320,000,000	¥ 25,000,000,000		$ 320,000,000	¥ 25,000,000,000		¥ 28,000,000,000
Fair value of firms retained interest, percentage							10.00%
Sensitivity of fair value to immediate adverse changes, percentage							20.00%
Percentage of changes on fair value based on adverse effect								20.00%	10.00%

Securitizations And Variable Interest Entities (Fair Value Of Retained Interests) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Government And Government Agency Bonds [Member] USD ($)	Sep. 30, 2011 Government And Government Agency Bonds [Member] JPY (¥)	Mar. 31, 2011 Government And Government Agency Bonds [Member] JPY (¥)	Sep. 30, 2011 Bank And Corporate Debt Securities [Member] USD ($)	Sep. 30, 2011 Bank And Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Bank And Corporate Debt Securities [Member] JPY (¥)	Sep. 30, 2011 Mortgage And Mortgage-Backed Securities [Member] USD ($)	Sep. 30, 2011 Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Mar. 31, 2011 Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Sep. 30, 2011 Level 2 [Member] USD ($)	Sep. 30, 2011 Level 2 [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] JPY (¥)	Sep. 30, 2011 Level 2 [Member] Government And Government Agency Bonds [Member] USD ($)	Sep. 30, 2011 Level 2 [Member] Government And Government Agency Bonds [Member] JPY (¥)	Mar. 31, 2011 Level 2 [Member] Government And Government Agency Bonds [Member] JPY (¥)	Sep. 30, 2011 Level 3 [Member] USD ($)	Sep. 30, 2011 Level 3 [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] JPY (¥)	Sep. 30, 2011 Level 3 [Member] Bank And Corporate Debt Securities [Member] USD ($)	Sep. 30, 2011 Level 3 [Member] Bank And Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Bank And Corporate Debt Securities [Member] JPY (¥)	Sep. 30, 2011 Level 3 [Member] Mortgage And Mortgage-Backed Securities [Member] USD ($)	Sep. 30, 2011 Level 3 [Member] Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Mar. 31, 2011 Level 3 [Member] Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Sep. 30, 2011 Investment Grade [Member] USD ($)	Sep. 30, 2011 Investment Grade [Member] JPY (¥)	Mar. 31, 2011 Investment Grade [Member] JPY (¥)	Sep. 30, 2011 Investment Grade [Member] Government And Government Agency Bonds [Member] USD ($)	Sep. 30, 2011 Investment Grade [Member] Government And Government Agency Bonds [Member] JPY (¥)	Mar. 31, 2011 Investment Grade [Member] Government And Government Agency Bonds [Member] JPY (¥)	Sep. 30, 2011 Investment Grade [Member] Mortgage And Mortgage-Backed Securities [Member] USD ($)	Sep. 30, 2011 Investment Grade [Member] Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Mar. 31, 2011 Investment Grade [Member] Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Sep. 30, 2011 Other [Member] USD ($)	Sep. 30, 2011 Other [Member] JPY (¥)	Mar. 31, 2011 Other [Member] JPY (¥)	Sep. 30, 2011 Other [Member] Government And Government Agency Bonds [Member] USD ($)	Sep. 30, 2011 Other [Member] Government And Government Agency Bonds [Member] JPY (¥)	Mar. 31, 2011 Other [Member] Government And Government Agency Bonds [Member] JPY (¥)	Sep. 30, 2011 Other [Member] Bank And Corporate Debt Securities [Member] USD ($)	Sep. 30, 2011 Other [Member] Bank And Corporate Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Other [Member] Bank And Corporate Debt Securities [Member] JPY (¥)	Sep. 30, 2011 Other [Member] Mortgage And Mortgage-Backed Securities [Member] USD ($)	Sep. 30, 2011 Other [Member] Mortgage And Mortgage-Backed Securities [Member] JPY (¥)
Type of transferred assets	$ 1.69	¥ 130	¥ 199	$ 1.66	¥ 128	¥ 197	$ 0	¥ 0	¥ 0	$ 0.03	¥ 2	¥ 2	$ 1.66	¥ 128	¥ 197	$ 1.66	¥ 128	¥ 197	$ 0.03	¥ 2	¥ 2	$ 0	¥ 0	¥ 0	$ 0.03	¥ 2	¥ 2	$ 1.63	¥ 125	¥ 196	$ 1.6	¥ 123	¥ 194	$ 0.03	¥ 2	¥ 2	$ 0.06	¥ 5	¥ 3	$ 0.06	¥ 5	¥ 3	$ 0	¥ 0	¥ 0	$ 0	¥ 0

Securitizations And Variable Interest Entities (Fair Value Of The Firm's Retained Interests And The Sensitivity Of This Fair Value) (Details) In Billions, unless otherwise specified	6 Months Ended				12 Months Ended
	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)		Sep. 30, 2011 Material Retained Interest Held [Member] USD ($)		Sep. 30, 2011 Material Retained Interest Held [Member] JPY (¥)		Mar. 31, 2011 Material Retained Interest Held [Member] JPY (¥)
Fair value of retained interests	$ 1.69		¥ 130		¥ 199		$ 1.57	[1]	¥ 121	[1]	¥ 192	[1]
Weighted-average life (Years)	4.6	[1]	4.6	[1]	6.3	[1]
Constant prepayment rate	17.60%	[1]	17.60%	[1]	7.10%	[1]
Impact of 10% adverse change	(0.02)	[1]	(1.6)	[1]	(0.5)	[1]
Impact of 20% adverse change	(0.03)	[1]	(2.6)	[1]	(1)	[1]
Discount rate	3.80%	[1]	3.80%	[1]	4.70%	[1]
Impact of 10% adverse change	(0.02)	[1]	(1.9)	[1]	(4.3)	[1]
Impact of 20% adverse change	(0.04)	[1]	(3.2)	[1]	(7.4)	[1]
Sensitivity analysis for material retained interest	$ 1.57		¥ 121		¥ 192

[1]	The sensitivity analysis covers the material retained interests held of ¥192 billion out of ¥199 billion as of March 31, 2011 and ¥121 billion ($1.57 billion) out of ¥130 billion ($1.69 million) as of September 30, 2011. Nomura considers the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Securitizations And Variable Interest Entities (Type And Carrying Value Of Financial Assets) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Securitizations And Variable Interest Entities (VIEs) (Abstract)
Equities	$ 0.85	¥ 66	¥ 89
Debt securities	0.82	63	110
Mortgage and mortgage-backed securities	0.3	23	35
Loans receivable	0.25	19	22
Total	2.22	171	256
Long-term borrowings	$ 1.99	¥ 153	¥ 230

Securitizations And Variable Interest Entities (Classification Of The Consolidated VIEs' Assets And Liabilities) (Details)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Mar. 31, 2010 JPY (¥)	Sep. 30, 2011 Variable Interest Entity, Primary Beneficiary [Member] USD ($)		Sep. 30, 2011 Variable Interest Entity, Primary Beneficiary [Member] JPY (¥)		Mar. 31, 2010 Variable Interest Entity, Primary Beneficiary [Member] JPY (¥)
Cash and cash equivalents	$ 7,160,000,000	¥ 551,639,000,000	$ 21,032,000,000	¥ 1,620,340,000,000	¥ 534,904,000,000	¥ 1,020,647,000,000	$ 880,000,000		¥ 68,000,000,000		¥ 92,000,000,000
Equities	850,000,000	66,000,000,000		89,000,000,000			10,890,000,000		839,000,000,000		785,000,000,000
Debt securities	820,000,000	63,000,000,000		110,000,000,000			2,010,000,000		155,000,000,000		239,000,000,000
Mortgage and mortgage-backed securities	300,000,000	23,000,000,000		35,000,000,000			840,000,000		65,000,000,000		67,000,000,000
Investment trust funds and other							0		0		8,000,000,000
Derivatives							60,000,000		4,000,000,000		10,000,000,000
Private equity investments							370,000,000		28,000,000,000		1,000,000,000
Securities purchased under agreements to resell, fair value option	115,337,000,000	8,885,582,000,000		9,558,617,000,000			70,000,000		5,000,000,000		6,000,000,000
Office buildings, land, equipment and facilities							2,140,000,000	[1],[2]	165,000,000,000	[1],[2]	42,000,000,000	[1]
Other	19,201,000,000	1,479,214,000,000		568,493,000,000			5,690,000,000	[2],[3]	439,000,000,000	[2],[3]	84,000,000,000	[3]
Total							22,950,000,000		1,768,000,000,000		1,334,000,000,000
Debt securities							10,000,000		0		6,000,000,000
Derivatives							330,000,000		25,000,000,000		32,000,000,000
Securities sold under agreements to repurchase	140,902,000,000	10,855,067,000,000		10,813,797,000,000							2,000,000,000
Short-term borrowings	15,533,000,000	1,196,630,000,000		1,167,077,000,000							2,000,000,000
Long-term borrowings	113,632,000,000	8,754,189,000,000		8,402,917,000,000			15,340,000,000		1,182,000,000,000		1,030,000,000,000
Other	12,607,000,000	971,301,000,000		552,316,000,000			420,000,000		34,000,000,000		5,000,000,000
Total							16,100,000,000		1,241,000,000,000		1,077,000,000,000
Aircrafts held by special purpose entities	220,000,000	17,000,000,000		30,000,000,000
Aircraft purchase deposits	$ 190,000,000	¥ 15,000,000,000		¥ 15,000,000,000

[1]	Includes aircraft of ¥30 billion as of March 31, 2011 and ¥17 billion ($0.22 billion) as of September 30, 2011 held by SPEs consolidated due to the adoption of ASC 810 as amended by ASU 2009-17. Certain of these SPEs are mainly engaged in aircraft leasing business.
[2]	Includes real estate and real estate for sale held by SPEs related to a subsidiary newly consolidated during the six months ended September 30, 2011.
[3]	Includes aircraft purchase deposits of ¥15 billion as of March 31, 2011 and ¥15 billion ($0.19 billion) as of September 30, 2011. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. Please refer to Note 13, "Commitments, contingencies and guarantees" for details.

Securitizations And Variable Interest Entities (Carrying Amount Of Assets And Liabilities Of Unconsolidated VIEs) (Details) In Billions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Equities [Member] USD ($)	Sep. 30, 2011 Equities [Member] JPY (¥)	Mar. 31, 2011 Equities [Member] JPY (¥)	Sep. 30, 2011 Debt Securities [Member] USD ($)	Sep. 30, 2011 Debt Securities [Member] JPY (¥)	Mar. 31, 2011 Debt Securities [Member] JPY (¥)	Sep. 30, 2011 Mortgage And Mortgage-Backed Securities [Member] USD ($)	Sep. 30, 2011 Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Mar. 31, 2011 Mortgage And Mortgage-Backed Securities [Member] JPY (¥)	Sep. 30, 2011 Investment Trust Fund And Other [Member] USD ($)	Sep. 30, 2011 Investment Trust Fund And Other [Member] JPY (¥)	Mar. 31, 2011 Investment Trust Fund And Other [Member] JPY (¥)	Sep. 30, 2011 Derivatives [Member] USD ($)	Sep. 30, 2011 Derivatives [Member] JPY (¥)	Mar. 31, 2011 Derivatives [Member] JPY (¥)	Sep. 30, 2011 Private Equity [Member] USD ($)	Sep. 30, 2011 Private Equity [Member] JPY (¥)	Mar. 31, 2011 Private Equity [Member] JPY (¥)	Sep. 30, 2011 Short-Term [Member] USD ($)	Sep. 30, 2011 Short-Term [Member] JPY (¥)	Mar. 31, 2011 Short-Term [Member] JPY (¥)	Sep. 30, 2011 Long-Term [Member] USD ($)	Sep. 30, 2011 Long-Term [Member] JPY (¥)	Mar. 31, 2011 Long-Term [Member] JPY (¥)	Sep. 30, 2011 Other [Member] USD ($)	Sep. 30, 2011 Other [Member] JPY (¥)	Mar. 31, 2011 Other [Member] JPY (¥)	Sep. 30, 2011 Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Commitments To Extend Credit [Member] JPY (¥)	Mar. 31, 2011 Commitments To Extend Credit [Member] JPY (¥)
Carrying amount of variable interests, Assets	$ 31.82	¥ 2,451	¥ 2,457	$ 0.63	¥ 49	¥ 80	$ 2.42	¥ 186	¥ 164	$ 26.36	¥ 2,031	¥ 2,070	$ 1.55	¥ 119	¥ 80	$ 0	¥ 0	¥ 1	$ 0.28	¥ 21	¥ 24	$ 0.04	¥ 3	¥ 3	$ 0.4	¥ 31	¥ 31	$ 0.14	¥ 11	¥ 4
Carrying amount of variable interests, Liabilities	0.1	8	8													0.1	8	8
Maximum exposure to loss to unconsolidated VIEs	$ 32.37	¥ 2,494	¥ 2,490	$ 0.63	¥ 49	¥ 80	$ 2.42	¥ 186	¥ 164	$ 26.36	¥ 2,031	¥ 2,070	$ 1.55	¥ 119	¥ 80	$ 0.32	¥ 25	¥ 17	$ 0.28	¥ 21	¥ 24	$ 0.04	¥ 3	¥ 3	$ 0.4	¥ 31	¥ 31	$ 0.14	¥ 11	¥ 4	$ 0.23	¥ 18	¥ 17

Financing Receivables (Narrative) (Details)	6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 USD ($)
Financing Receivables (Abstract)
Collateralized agreements allowance for credit losses	$ 0
Significant purchases of loans receivable	0
Significant sales of loans receivable	0
Reclassification of loans receivable to trading assets	0
Loans on a nonaccrual status or 90 days past due			0
Loans at nonaccrual status	492,000,000	37,883,000,000
Troubled debt restructuring	$ 0

Financing Receivables (Summary Of The Loans Receivable Reported Within Loans Receivable Or Investments In And Advances To Affiliated Companies) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Loans At Banks [Member] USD ($)	Sep. 30, 2011 Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] USD ($)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Mar. 31, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 Corporate Loans [Member] USD ($)	Sep. 30, 2011 Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 Fair Value Option [Member] USD ($)		Sep. 30, 2011 Fair Value Option [Member] JPY (¥)		Mar. 31, 2011 Fair Value Option [Member] JPY (¥)
Loans receivable, Carrying value	$ 13,332	¥ 1,027,105	¥ 1,271,284	$ 3,786	¥ 291,667	¥ 320,296	$ 2,758	¥ 212,487	¥ 206,910	$ 772	¥ 59,508	¥ 8,281	$ 6,016	¥ 463,443	¥ 735,797
Loans receivable, Fair value	3,752	289,073	554,180													3,752	[1]	289,073	[1]	554,180	[1]
Loans receivable carried at amortized cost	9,580	738,032	717,104
Advances to affiliated companies	$ 151	¥ 11,634	¥ 12,766

[1]	Accounted for at fair value through election of the fair value option

Financing Receivables (Changes In The Allowance For Losses For The Current Period) (Details) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended				3 Months Ended		6 Months Ended
	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2011 Loans At Banks [Member] USD ($)	Sep. 30, 2011 Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Loans At Banks [Member] USD ($)	Sep. 30, 2011 Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] USD ($)		Sep. 30, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)		Sep. 30, 2011 Short-Term Secured Margin Loans [Member] USD ($)		Sep. 30, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)		Sep. 30, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 Corporate Loans [Member] USD ($)		Sep. 30, 2011 Corporate Loans [Member] JPY (¥)		Sep. 30, 2011 Corporate Loans [Member] USD ($)		Sep. 30, 2011 Corporate Loans [Member] JPY (¥)		Sep. 30, 2011 Advances To Affiliated Companies [Member] USD ($)	Sep. 30, 2011 Advances To Affiliated Companies [Member] JPY (¥)	Sep. 30, 2011 Advances To Affiliated Companies [Member] USD ($)	Sep. 30, 2011 Advances To Affiliated Companies [Member] JPY (¥)
Total allowance for loan losses, Balance at beginning of year	$ 45		¥ 3,493		$ 49		¥ 3,809		$ 4	¥ 339	$ 4	¥ 339	$ 1		¥ 57		$ 1		¥ 37						$ 40		¥ 3,086		$ 44		¥ 3,422		$ 0	¥ 11	$ 0	¥ 11
Total allowance for loan losses, Provision for losses	5		330		2		105		1	49	1	49	0		(24)		0		(4)						4		316		1		71		0	(11)	0	(11)
Total allowance for loan losses, Charge-offs
Total allowance for loan losses, Other	(3)	[1]	(236)	[1]	(4)	[1]	(327)	[1]					0	[1]	(1)	[1]	0	[1]	(1)	[1]	[1]	[1]	[1]	[1]	(3)	[1]	(235)	[1]	(4)	[1]	(326)	[1]
Total allowance for loan losses, Balance at end of year	47		3,587		47		3,587		5	388	5	388	1		32		1		32						41		3,167		41		3,167
Allowance for receivables other than loans, Balance at beginning of year	19		1,460		14		1,051
Allowance for receivables other than loans, Provision for losses	(3)		(196)		(2)		(179)
Allowance for receivables other than loans, Charge-offs					0		(1)
Allowance for receivables other than loans, Other	0	[1]	(23)	[1]	4	[1]	370	[1]
Allowance for receivables other than loans, Balance at end of year	16		1,241		16		1,241
Total allowance for doubtful accounts, Balance at beginning of year	64		4,953		63		4,860
Total allowance for doubtful accounts, Provision for losses	2		134		0		(74)
Total allowance for doubtful accounts, Charge-offs					0		(1)
Total allowance for doubtful accounts, Other	(3)	[1]	(259)	[1]	0	[1]	43	[1]
Total allowance for doubtful accounts, Balance at end of year	$ 63		¥ 4,828		$ 63		¥ 4,828

[1]	Includes the effect of foreign exchange movements.

Financing Receivables (Schedule Of Allowance For Loan Losses And Loans By Impairment Methodology And Type Of Loans) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Jun. 30, 2011 USD ($)	Jun. 30, 2011 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Loans At Banks [Member] USD ($)	Sep. 30, 2011 Loans At Banks [Member] JPY (¥)	Jun. 30, 2011 Loans At Banks [Member] USD ($)	Jun. 30, 2011 Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 Loans At Banks [Member] USD ($)	Mar. 31, 2011 Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] USD ($)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Jun. 30, 2011 Short-Term Secured Margin Loans [Member] USD ($)	Jun. 30, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] USD ($)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Jun. 30, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Jun. 30, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Mar. 31, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Mar. 31, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 Corporate Loans [Member] USD ($)	Sep. 30, 2011 Corporate Loans [Member] JPY (¥)	Jun. 30, 2011 Corporate Loans [Member] USD ($)	Jun. 30, 2011 Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 Corporate Loans [Member] USD ($)	Mar. 31, 2011 Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 Advances To Affiliated Companies [Member] USD ($)	Sep. 30, 2011 Advances To Affiliated Companies [Member] JPY (¥)	Jun. 30, 2011 Advances To Affiliated Companies [Member] USD ($)	Jun. 30, 2011 Advances To Affiliated Companies [Member] JPY (¥)	Mar. 31, 2011 Advances To Affiliated Companies [Member] USD ($)	Mar. 31, 2011 Advances To Affiliated Companies [Member] JPY (¥)
Allowance by impairment methodology, Evaluated individually	$ 40	¥ 3,086				¥ 3,279	$ 0	¥ 6				¥ 7	$ 0	¥ 10											$ 40	¥ 3,070				¥ 3,272
Allowance by impairment methodology, Evaluated collectively	7	501				530	5	382				332	1	22				37							1	97				150						11
Total allowance for loan losses	47	3,587	45	3,493	49	3,809	5	388	4	339	4	339	1	32	1	57	1	37							41	3,167	40	3,086	44	3,422			0	11	0	11
Loans by impairment methodology, Evaluated individually	4,448	342,687				237,547	0	6				7	865	66,632					772	59,508				8,281	2,806	216,173				228,776	5	368				483
Loans by impairment methodology, Evaluated collectively	5,283	406,979				492,323	3,106	239,246				257,270	1,893	145,855				206,910							138	10,612				15,860	146	11,266				12,283
Loans Receivable, Net	$ 9,731	¥ 749,666				¥ 729,870	$ 3,106	¥ 239,252				¥ 257,277	$ 2,758	¥ 212,487				¥ 206,910	$ 772	¥ 59,508				¥ 8,281	$ 2,944	¥ 226,785				¥ 244,636	$ 151	¥ 11,634				¥ 12,766

Financing Receivables (Analysis Of Each Class Of Loans Not Carried At Fair Value Using Internal Ratings Or Equivalent Credit Quality Indicators) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] USD ($)	Sep. 30, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Sep. 30, 2011 Advances To Affiliated Companies [Member] USD ($)	Sep. 30, 2011 Advances To Affiliated Companies [Member] JPY (¥)	Mar. 31, 2011 Advances To Affiliated Companies [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Secured Loans At Banks [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Secured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] Secured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Unsecured Loans At Banks [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Unsecured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] Unsecured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Secured Inter-Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Secured Inter-Bank Money Market Loans [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] Secured Inter-Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Unsecured Inter- Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Unsecured Inter- Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Secured Corporate Loans [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Secured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] Secured Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Unsecured Corporate Loans [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Unsecured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] Unsecured Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 AAA-BBB [Member] Advances To Affiliated Companies [Member] USD ($)	Sep. 30, 2011 AAA-BBB [Member] Advances To Affiliated Companies [Member] JPY (¥)	Mar. 31, 2011 AAA-BBB [Member] Advances To Affiliated Companies [Member] JPY (¥)	Sep. 30, 2011 BB-CCC [Member] USD ($)	Sep. 30, 2011 BB-CCC [Member] JPY (¥)	Mar. 31, 2011 BB-CCC [Member] JPY (¥)	Sep. 30, 2011 BB-CCC [Member] Secured Loans At Banks [Member] USD ($)	Sep. 30, 2011 BB-CCC [Member] Secured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 BB-CCC [Member] Secured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 BB-CCC [Member] Unsecured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 BB-CCC [Member] Secured Corporate Loans [Member] USD ($)	Sep. 30, 2011 BB-CCC [Member] Secured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 BB-CCC [Member] Secured Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 BB-CCC [Member] Unsecured Corporate Loans [Member] USD ($)	Sep. 30, 2011 BB-CCC [Member] Unsecured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 BB-CCC [Member] Unsecured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 BB-CCC [Member] Advances To Affiliated Companies [Member] JPY (¥)	Sep. 30, 2011 CC-D [Member] USD ($)	Sep. 30, 2011 CC-D [Member] JPY (¥)	Mar. 31, 2011 CC-D [Member] JPY (¥)	Sep. 30, 2011 CC-D [Member] Secured Loans At Banks [Member] USD ($)	Sep. 30, 2011 CC-D [Member] Secured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 CC-D [Member] Secured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 CC-D [Member] Unsecured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 CC-D [Member] Secured Corporate Loans [Member] USD ($)	Sep. 30, 2011 CC-D [Member] Secured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 CC-D [Member] Secured Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 CC-D [Member] Unsecured Corporate Loans [Member] USD ($)	Sep. 30, 2011 CC-D [Member] Unsecured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 CC-D [Member] Unsecured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 CC-D [Member] Advances To Affiliated Companies [Member] JPY (¥)	Sep. 30, 2011 Others [Member] USD ($)		Sep. 30, 2011 Others [Member] JPY (¥)		Mar. 31, 2011 Others [Member] JPY (¥)		Sep. 30, 2011 Others [Member] Secured Loans At Banks [Member] USD ($)		Sep. 30, 2011 Others [Member] Secured Loans At Banks [Member] JPY (¥)		Mar. 31, 2011 Others [Member] Secured Loans At Banks [Member] JPY (¥)		Mar. 31, 2011 Others [Member] Unsecured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Others [Member] Short-Term Secured Margin Loans [Member] USD ($)		Sep. 30, 2011 Others [Member] Short-Term Secured Margin Loans [Member] JPY (¥)		Mar. 31, 2011 Others [Member] Short-Term Secured Margin Loans [Member] JPY (¥)		Sep. 30, 2011 Others [Member] Secured Corporate Loans [Member] USD ($)		Sep. 30, 2011 Others [Member] Secured Corporate Loans [Member] JPY (¥)		Mar. 31, 2011 Others [Member] Secured Corporate Loans [Member] JPY (¥)		Sep. 30, 2011 Others [Member] Advances To Affiliated Companies [Member] USD ($)		Sep. 30, 2011 Others [Member] Advances To Affiliated Companies [Member] JPY (¥)		Mar. 31, 2011 Others [Member] Advances To Affiliated Companies [Member] JPY (¥)		Sep. 30, 2011 Total [Member] USD ($)	Sep. 30, 2011 Total [Member] JPY (¥)	Mar. 31, 2011 Total [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Secured Loans At Banks [Member] USD ($)	Sep. 30, 2011 Total [Member] Secured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Secured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Unsecured Loans At Banks [Member] USD ($)	Sep. 30, 2011 Total [Member] Unsecured Loans At Banks [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Unsecured Loans At Banks [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Short-Term Secured Margin Loans [Member] USD ($)	Sep. 30, 2011 Total [Member] Short-Term Secured Margin Loans [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Short-Term Secured Margin Loans [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Secured Inter-Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 Total [Member] Secured Inter-Bank Money Market Loans [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Secured Inter-Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Unsecured Inter- Bank Money Market Loans [Member] USD ($)	Sep. 30, 2011 Total [Member] Unsecured Inter- Bank Money Market Loans [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Secured Corporate Loans [Member] USD ($)	Sep. 30, 2011 Total [Member] Secured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Secured Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Unsecured Corporate Loans [Member] USD ($)	Sep. 30, 2011 Total [Member] Unsecured Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Unsecured Corporate Loans [Member] JPY (¥)	Sep. 30, 2011 Total [Member] Advances To Affiliated Companies [Member] USD ($)	Sep. 30, 2011 Total [Member] Advances To Affiliated Companies [Member] JPY (¥)	Mar. 31, 2011 Total [Member] Advances To Affiliated Companies [Member] JPY (¥)
Loans receivable	$ 9,731	¥ 749,666	¥ 729,870	$ 2,758	¥ 212,487	¥ 206,910	$ 151	¥ 11,634	¥ 12,766	$ 4,060	¥ 312,749	¥ 295,917	$ 1,264	¥ 97,323	¥ 111,841	$ 1,084	¥ 83,503	¥ 102,636	$ 123	¥ 9,508	¥ 8,281	$ 649	¥ 50,000	$ 430	¥ 33,145	¥ 30,567	$ 364	¥ 28,004	¥ 30,309	$ 146	¥ 11,266	¥ 12,283	$ 1,744	¥ 134,379	¥ 75,064	$ 323	¥ 24,872	¥ 17,449		$ 943	¥ 72,651	¥ 5,170	$ 478	¥ 36,856	¥ 52,445		$ 69	¥ 5,303	¥ 3,402	$ 0	¥ 6		¥ 7	$ 57	¥ 4,368	¥ 2,000	$ 12	¥ 929	¥ 1,395		$ 3,858	[1]	¥ 297,235	[1]	¥ 355,487	[1]	$ 435	[1]	¥ 33,548	[1]	¥ 25,344	[1]	[1]	$ 2,758	[1]	¥ 212,487	[1]	¥ 206,910	[1]	$ 660	[1]	¥ 50,832	[1]	¥ 122,750	[1]	$ 5	[1]	¥ 368	[1]	¥ 483	[1]	$ 9,731	¥ 749,666	¥ 729,870	$ 2,022	¥ 155,749	¥ 154,634	$ 1,084	¥ 83,503	¥ 102,643	$ 2,758	¥ 212,487	¥ 206,910	$ 123	¥ 9,508	¥ 8,281	$ 649	¥ 50,000	$ 2,090	¥ 160,996	¥ 160,487	$ 854	¥ 65,789	¥ 84,149	$ 151	¥ 11,634	¥ 12,766

[1]	Relate to collateral exposures where a specified ratio of LTV is maintained.

Business Combinations (Narrative) (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		6 Months Ended				3 Months Ended		6 Months Ended
	May 24, 2011	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Jul. 02, 2011	Mar. 31, 2011	Sep. 30, 2011 Nomura Land And Building Company [Member] USD ($)	Sep. 30, 2011 Nomura Land And Building Company [Member] JPY (¥)	Sep. 30, 2011 Nomura Land And Building Company [Member] USD ($)	Sep. 30, 2011 Nomura Land And Building Company [Member] JPY (¥)
Agreement entered, date				May 13, 2011	May 13, 2011
Acquired additional issued shares, percentage	39.00%
Total payment in relation to share purchases				$ 488	¥ 37,620
Gain from bargain purchase				584	44,963
Percentage of outstanding shares of NLB				38.50%	38.50%
Loss from change in fair value of equity investments				215	16,555
Equity investments remeasured at fair value		498	38,379	498	38,379
Loss from equity investments remeasured at fair value				53	4,109
Other material acquisition-related cost					0
Common shares allotted for each share						118
Common shares issued		3,822,562,601	3,822,562,601	3,822,562,601	3,822,562,601	103,429,360	3,719,133,241
Revenues generated								1,283	98,822	1,844	142,058
Net loss on share purchases				1	100
Net income from share purchases		$ 10	¥ 803

Business Combinations (Summary Of The Fair Value Of The Assets Acquired And The Liabilities Assumed, As Of The Date Of The Share Purchase) (Details) In Millions, unless otherwise specified	0 Months Ended
	May 24, 2011 USD ($)		May 24, 2011 JPY (¥)
Business Combinations (Abstract)
Cash and cash deposits	$ 1,021		¥ 78,634
Loans receivable	701	[1]	54,023	[1]
Receivables from other than customers	167		12,865
Office buildings, land, equipment and facilities	9,290		715,683
Intangible assets	779	[2]	60,048	[2]
Assets other than above	16,746	[3]	1,290,121	[3]
Total assets	28,704		2,211,374
Short-term borrowings	1,075		82,800
Long-term borrowings	12,369		952,932
Liabilities other than above	9,720		748,889
Total liabilities	23,164		1,784,621
Equity attributable to NHI's shareholders	1,570		120,962
Noncontrolling interests of NLB	291	[4]	22,397	[4]
Noncontrolling interests attributable to other than shareholders of NLB	3,679	[5]	283,394	[5]
Acquisition costs and fair value of previously held equity investments in NLB and other newly consolidated subsidiaries	986		75,999
Goodwill	(584)		(44,963)
Weighted-average amortization period of intangible assets	9		9
Residual value of intangible assets			0
Gross contractual amounts receivable	703		54,131
Contractual cash flows not expected to be collected	$ 1		¥ 108

[1]	Valuation is based on the difference between the gross contractual amounts receivable of ¥54,131 million ($703 million) and the estimate of the contractual cash flows not expected to be collected of ¥108 million ($1 million).
[2]	Includes finite-lived intangible assets related to client contracts and lease agreements which are amortized based on a weighted-average amortization period of nine years with no estimated residual value.
[3]	Include real estate classified as held for sale.
[4]	Valuation is based on the acquisition cost of the Share Purchases.
[5]	Valuation is based on either the market value or the net asset value as of the date of acquisition.

Business Combinations (Pro-Forma Financial Information Presents Revenue And Net Income (Loss)) (Details) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)
Business Combinations (Abstract)
Total revenue	$ 11,006	¥ 847,892	¥ 873,122
Net income (loss) attributable to NHI shareholders	$ (680)	¥ (52,359)	¥ 30,564
Basic net income (loss) attributable to NHI shareholders per share	$ (0.19)	¥ (14.44)	¥ 8.37
Diluted net income (loss) attributable to NHI shareholders per share	$ (0.19)	¥ (14.44)	¥ 8.34

Other Assets-Other / Other Liabilities (Schedule Of Other Assets-Other / Other Liabilities) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Mar. 31, 2011 JPY (¥)
Other Assets-Other / Other Liabilities (Abstract)
Securities received as collateral	$ 295		¥ 22,758		¥ 43,624
Goodwill and other intangible assets	2,089		160,929		116,834
Deferred tax assets	2,796		215,420		241,911
Investments in equity securities for other than operating purposes	1,704		131,295		11,915
Other	12,317	[1]	948,812	[1]	154,209	[1]
Total	19,201		1,479,214		568,493
Obligation to return securities received as collateral	295		22,758		43,624
Accrued income taxes	172		13,285		10,123
Other accrued expenses and provisions	4,138		318,793		404,048
Other	8,002	[2]	616,465	[2]	94,521	[2]
Total	12,607		971,301		552,316
Carrying value of investments contracts underwritten	3,738		287,944
Estimated fair value of investments contracts underwritten	$ 3,766		¥ 290,122

[1]	Includes real estate held for sale.
[2]	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. As of September 30, 2011, the amount of carrying values and estimated fair values are ¥287,944 million ($3,738 million) and ¥290,122 million ($3,766 million), respectively. The fair value is estimated by discounting future cash flow.

Earnings Per Share (Narrative) (Details)	3 Months Ended		6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Jul. 02, 2011	Mar. 31, 2011
Earnings Per Share (Abstract)
Antidilutive stock options to purchase common shares	101,183,700	70,336,500	103,395,500	59,622,300
Number of common shares issued	3,822,562,601		3,822,562,601		103,429,360	3,719,133,241

Earnings Per Share (Summary Of The Amounts And The Numbers Used In The Basic And Diluted Earnings Per Share ("EPS") Computations) (Details) In Millions, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)
Earnings Per Share (Abstract)
Net income (loss) attributable to NHI, basic	$ (598)	¥ (46,092)	¥ 1,051	$ (368)	¥ (28,321)	¥ 3,373
Weighted average number of shares outstanding, basic	3,645,882,160	3,645,882,160	3,636,764,297	3,627,116,186	3,627,116,186	3,651,306,836
Net income (loss) attributable to NHI common shareholders per share, basic	$ (0.16)	¥ (12.64)	¥ 0.29	$ (0.1)	¥ (7.81)	¥ 0.92
Net income (loss) attributable to NHI, diluted	$ (598)	¥ (46,096)	¥ 1,048	$ (368)	¥ (28,326)	¥ 3,370
Weighted average number of shares outstanding, diluted	3,643,409,618	3,643,409,618	3,648,578,821	3,626,187,054	3,626,187,054	3,665,662,592
Net income (loss) attributable to NHI common shareholders per share, diluted	$ (0.16)	¥ (12.65)	¥ 0.29	$ (0.1)	¥ (7.81)	¥ 0.92

Employee Benefit Plans (Net Periodic Benefit Cost Of The Defined Benefit Plans) (Details) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)
Employee Benefit Plans (Abstract)
Service cost	$ 26	¥ 2,011	¥ 2,056	$ 52	¥ 4,001	¥ 4,001
Interest cost	14	1,081	1,123	28	2,162	2,245
Expected return on plan assets	(10)	(783)	(796)	(20)	(1,566)	(1,592)
Amortization of net actuarial losses	10	790	772	20	1,579	1,544
Amortization of prior service cost	(3)	(286)	(287)	(7)	(573)	(574)
Net periodic benefit cost	$ 37	¥ 2,813	¥ 2,868	$ 73	¥ 5,603	¥ 5,624

Income Taxes (Details)	3 Months Ended		6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Effective tax rate	0.80%	91.00%	(155.20%)	82.30%
Domestic statutory tax rate	41.00%	41.00%	41.00%	41.00%
Effective corporate tax rates for three fiscal years			38.00%
Effective corporate tax rates for future years			36.00%
Reconstruction Funding Bill [Member]
Corporation tax rate			10.00%
Reduction of corporate income tax rate			4.50%
Corporate tax rate beginning date			Apr 1, 2012
Corporate tax rate ending date			Mar 31, 2015
Deferred Tax Assets And Liabilities [Member]
Effective corporate tax rates for three fiscal years			38.00%
Effective corporate tax rates for future years			36.00%

Commitments, Contingencies And Guarantees (Narrative) (Details)	0 Months Ended	1 Months Ended			6 Months Ended							1 Months Ended		6 Months Ended
	Oct. 05, 2010 USD ($)	Nov. 30, 2011 USD ($)	Oct. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Jul. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 01, 2011 USD ($)	Apr. 30, 2010 USD ($)	Jan. 31, 2008 EUR (€)	Apr. 30, 2009 WestLB AG [Member] USD ($)	Nov. 30, 2011 Madoff Trustee [Member] USD ($)	Sep. 30, 2011 Maximum [Member]	Sep. 30, 2011 Minimum [Member]
Amount of purchase commitments for real estate sale and rental				$ 2,051,000,000	$ 2,051,000,000	¥ 158,043,000,000
Other commitments, Less than 1 year				1,120,000,000	1,120,000,000	86,275,000,000
Maturity period of short term purchase commitments, years					1	1
Other Commitments ,1 to 3 years					931,000,000	71,768,000,000
Maturity period of long term purchase commitments, years														3	1
Contingent liability related to note payable claim										1,000,000,000
Income tax examination, disputed claim											33,800,000
Bankruptcy claims, amount of claims filed	34,000,000
Approximate claim amount to be paid												22,000,000
Claim against Special Purpose Company Rights									156,000,000
Amount seeking to recover from NIP													21,000,000
Loan repurchase claims received by subsidiaries unresolved		1,449,000,000
Claim amount of mortgage backed securities issued							83,000,000
Compensatory damages with original principal amount issued in offering			$ 50,000,000	$ 2,046,000,000

Commitments, Contingencies And Guarantees (Commitments Outstanding) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Commitments To Extend Credit [Member] JPY (¥)	Mar. 31, 2011 Commitments To Extend Credit [Member] JPY (¥)	Sep. 30, 2011 Commitments To Invest In Partnerships [Member] USD ($)	Sep. 30, 2011 Commitments To Invest In Partnerships [Member] JPY (¥)	Mar. 31, 2011 Commitments To Invest In Partnerships [Member] JPY (¥)	Sep. 30, 2011 Commitments To Purchase Aircraft [Member] USD ($)	Sep. 30, 2011 Commitments To Purchase Aircraft [Member] JPY (¥)	Mar. 31, 2011 Commitments To Purchase Aircraft [Member] JPY (¥)
Commitments outstanding	$ 3,335	¥ 256,927	¥ 264,736	$ 402	¥ 30,952	¥ 38,008	$ 781	¥ 60,162	¥ 77,928

Commitments, Contingencies And Guarantees (Contractual Expiry Of Commitments) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Commitments To Extend Credit [Member] JPY (¥)	Sep. 30, 2011 Commitments To Invest In Partnerships [Member] USD ($)	Sep. 30, 2011 Commitments To Invest In Partnerships [Member] JPY (¥)	Sep. 30, 2011 Commitments To Purchase Aircraft [Member] USD ($)	Sep. 30, 2011 Commitments To Purchase Aircraft [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due Less Than 1 Year [Member] Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due Less Than 1 Year [Member] Commitments To Extend Credit [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due Less Than 1 Year [Member] Commitments To Invest In Partnerships [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due Less Than 1 Year [Member] Commitments To Invest In Partnerships [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due Less Than 1 Year [Member] Commitments To Purchase Aircraft [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due Less Than 1 Year [Member] Commitments To Purchase Aircraft [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due 1 To 3 Years [Member] Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due 1 To 3 Years [Member] Commitments To Extend Credit [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due 1 To 3 Years [Member] Commitments To Invest In Partnerships [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due 1 To 3 Years [Member] Commitments To Invest In Partnerships [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due 1 To 3 Years [Member] Commitments To Purchase Aircraft [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due 1 To 3 Years [Member] Commitments To Purchase Aircraft [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due 3 To 5 Years [Member] Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due 3 To 5 Years [Member] Commitments To Extend Credit [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due 3 To 5 Years [Member] Commitments To Invest In Partnerships [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due 3 To 5 Years [Member] Commitments To Invest In Partnerships [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due More Than 5 Years [Member] Commitments To Extend Credit [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due More Than 5 Years [Member] Commitments To Extend Credit [Member] JPY (¥)	Sep. 30, 2011 Contractual Amount Due More Than 5 Years [Member] Commitments To Invest In Partnerships [Member] USD ($)	Sep. 30, 2011 Contractual Amount Due More Than 5 Years [Member] Commitments To Invest In Partnerships [Member] JPY (¥)
Total contractual amount	$ 3,335	¥ 256,927	$ 402	¥ 30,952	$ 781	¥ 60,162	$ 767	¥ 59,122	$ 3	¥ 253	$ 280	¥ 21,561	$ 712	¥ 54,811	$ 291	¥ 22,373	$ 501	¥ 38,601	$ 1,762	¥ 135,715	$ 8	¥ 630	$ 94	¥ 7,279	$ 100	¥ 7,696

Commitments, Contingencies And Guarantees (Schedule Of Future Minimum Rental Payments Under Non-Cancelable Operating Leases) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Commitments, Contingencies And Guarantees (Abstract)
Total minimum lease payments	$ 2,178	¥ 167,764	¥ 88,215
Less: Sublease rental income	(145)	(11,107)	(11,412)
Net minimum lease payments	2,033	156,657	76,803
Minimum lease payments, Less than 1 year	267	20,543	15,034
Minimum lease payments, 1 to 2 years	238	18,296	14,146
Minimum lease payments, 2 to 3 years	200	15,415	11,268
Minimum lease payments, 3 to 4 years	168	12,961	9,282
Minimum lease payments, 4 to 5 years	152	11,703	8,296
Minimum lease payments, More than 5 years	$ 1,153	¥ 88,846	¥ 30,189

Commitments, Contingencies And Guarantees (Information On Derivative Contracts) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Standby Letters Of Credit And Other Guarantees [Member] USD ($)		Sep. 30, 2011 Standby Letters Of Credit And Other Guarantees [Member] JPY (¥)		Mar. 31, 2011 Standby Letters Of Credit And Other Guarantees [Member] JPY (¥)		Sep. 30, 2011 Derivative Contracts [Member] USD ($)		Sep. 30, 2011 Derivative Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivative Contracts [Member] JPY (¥)
Carrying value, Derivative contracts										$ 56,519	[1]	¥ 4,354,200	[1]	¥ 3,539,472	[1]
Carrying value, Standby letters of credit and other guarantees				3	[2]	236	[2]	267	[2]
Maximum Potential Payout /Notional Total, Derivative Contracts	1,366,420	105,269,019								1,366,420	[1]	105,269,019	[1]	101,555,634	[1]
Maximum Potential Payout /Notional Total, Standby letters of credit and other guarantees	235	18,091		235	[2]	18,091	[2]	8,512	[2]
Cash Collateral for Borrowed Securities	$ 77	¥ 5,946	¥ 6,761

[1]	Credit derivatives are disclosed in Note 4. "Derivative instruments and hedging activities" and are excluded from "Derivative contracts".
[2]	Collateral held in connection with "Standby letters of credit and other guarantees" as of March 31, 2011 is ¥6,761 million and as of September 30, 2011 is ¥5,946 million ($77 million).

Commitments, Contingencies And Guarantees (Expiration Information On Derivative Contracts) (Details) In Millions, unless otherwise specified	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2011 Standby Letters Of Credit And Other Guarantees [Member] USD ($)		Sep. 30, 2011 Standby Letters Of Credit And Other Guarantees [Member] JPY (¥)		Mar. 31, 2011 Standby Letters Of Credit And Other Guarantees [Member] JPY (¥)		Sep. 30, 2011 Derivative Contracts [Member] USD ($)		Sep. 30, 2011 Derivative Contracts [Member] JPY (¥)		Mar. 31, 2011 Derivative Contracts [Member] JPY (¥)		Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity Less Than 1 Year [Member] USD ($)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity Less Than 1 Year [Member] JPY (¥)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity 1 To 3 Years [Member] USD ($)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity 1 To 3 Years [Member] JPY (¥)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity 3 To 5 Years [Member] USD ($)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity 3 To 5 Years [Member] JPY (¥)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity More Than 5 Years [Member] USD ($)	Sep. 30, 2011 Maximum Potential Payout/ Notional Years To Maturity More Than 5 Years [Member] JPY (¥)
Carrying value, Derivative contracts									$ 56,519	[1]	¥ 4,354,200	[1]	¥ 3,539,472	[1]
Carrying value, Standby letters of credit and other guarantees			3	[2]	236	[2]	267	[2]
Maximum Potential Payout /Notional Total, Derivative Contracts	1,366,420	105,269,019							1,366,420	[1]	105,269,019	[1]	101,555,634	[1]	515,577	39,720,072	269,938	20,796,052	158,820	12,235,463	422,085	32,517,432
Maximum Potential Payout /Notional Total, Standby letters of credit and other guarantees	$ 235	¥ 18,091	$ 235	[2]	¥ 18,091	[2]	¥ 8,512	[2]							$ 123	¥ 9,522	$ 4	¥ 309	$ 3	¥ 207	$ 105	¥ 8,053

[1]	Credit derivatives are disclosed in Note 4. "Derivative instruments and hedging activities" and are excluded from "Derivative contracts".
[2]	Collateral held in connection with "Standby letters of credit and other guarantees" as of March 31, 2011 is ¥6,761 million and as of September 30, 2011 is ¥5,946 million ($77 million).

Segment And Geographic Information (Net Interest Revenue) (Details) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 Retail [Member] USD ($)	Sep. 30, 2011 Retail [Member] JPY (¥)	Sep. 30, 2010 Retail [Member] JPY (¥)	Sep. 30, 2011 Retail [Member] USD ($)	Sep. 30, 2011 Retail [Member] JPY (¥)	Sep. 30, 2010 Retail [Member] JPY (¥)	Sep. 30, 2011 Asset Management [Member] USD ($)	Sep. 30, 2011 Asset Management [Member] JPY (¥)	Sep. 30, 2010 Asset Management [Member] JPY (¥)	Sep. 30, 2011 Asset Management [Member] USD ($)	Sep. 30, 2011 Asset Management [Member] JPY (¥)	Sep. 30, 2010 Asset Management [Member] JPY (¥)	Sep. 30, 2011 Wholesale [Member] USD ($)	Sep. 30, 2011 Wholesale [Member] JPY (¥)	Sep. 30, 2010 Wholesale [Member] JPY (¥)	Sep. 30, 2011 Wholesale [Member] USD ($)	Sep. 30, 2011 Wholesale [Member] JPY (¥)	Sep. 30, 2010 Wholesale [Member] JPY (¥)	Sep. 30, 2011 Other (Inc. Elimination) [Member] USD ($)	Sep. 30, 2011 Other (Inc. Elimination) [Member] JPY (¥)	Sep. 30, 2010 Other (Inc. Elimination) [Member] JPY (¥)	Sep. 30, 2011 Other (Inc. Elimination) [Member] USD ($)	Sep. 30, 2011 Other (Inc. Elimination) [Member] JPY (¥)	Sep. 30, 2010 Other (Inc. Elimination) [Member] JPY (¥)
Non-interest revenue	$ 3,543	¥ 272,920	¥ 255,430	$ 7,374	¥ 568,121	¥ 504,282	$ 1,078	¥ 83,044	¥ 87,200	$ 2,293	¥ 176,685	¥ 197,336	$ 208	¥ 16,012	¥ 16,005	$ 430	¥ 33,110	¥ 29,697	$ 559	¥ 43,022	¥ 139,094	$ 1,975	¥ 152,150	¥ 227,883	$ 1,698	¥ 130,842	¥ 13,131	$ 2,676	¥ 206,176	¥ 49,366
Net interest revenue	403	31,030	25,165	876	67,472	46,730	12	936	553	19	1,484	1,376	(1)	(61)	186	22	1,684	2,262	471	36,298	24,311	888	68,416	44,131	(79)	(6,143)	115	(53)	(4,112)	(1,039)
Net revenue	3,946	303,950	280,595	8,250	635,593	551,012	1,090	83,980	87,753	2,312	178,169	198,712	207	15,951	16,191	452	34,794	31,959	1,030	79,320	163,405	2,863	220,566	272,014	1,619	124,699	13,246	2,623	202,064	48,327
Non-interest expenses	4,494	346,221	254,025	8,336	642,228	507,379	951	73,250	64,975	1,887	145,426	138,191	146	11,238	12,022	294	22,635	23,793	1,978	152,415	155,764	4,005	308,517	305,519	1,419	109,318	21,264	2,150	165,650	39,876
Income (loss) before income taxes	$ (548)	¥ (42,271)	¥ 26,570	$ (86)	¥ (6,635)	¥ 43,633	$ 139	¥ 10,730	¥ 22,778	$ 425	¥ 32,743	¥ 60,521	$ 61	¥ 4,713	¥ 4,169	$ 158	¥ 12,159	¥ 8,166	$ (948)	¥ (73,095)	¥ 7,641	$ (1,142)	¥ (87,951)	¥ (33,505)	$ 200	¥ 15,381	¥ (8,018)	$ 473	¥ 36,414	¥ 8,451

Segment And Geographic Information (Major Components Of Income (Loss) Before Income Taxes In "Other") (Details) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended			3 Months Ended						6 Months Ended						3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 Other (Inc. Elimination) [Member] USD ($)		Sep. 30, 2011 Other (Inc. Elimination) [Member] JPY (¥)		Sep. 30, 2010 Other (Inc. Elimination) [Member] JPY (¥)		Sep. 30, 2011 Other (Inc. Elimination) [Member] USD ($)		Sep. 30, 2011 Other (Inc. Elimination) [Member] JPY (¥)		Sep. 30, 2010 Other (Inc. Elimination) [Member] JPY (¥)		Sep. 30, 2011 Corporate Items [Member] USD ($)	Sep. 30, 2011 Corporate Items [Member] JPY (¥)	Sep. 30, 2010 Corporate Items [Member] JPY (¥)	Sep. 30, 2011 Corporate Items [Member] USD ($)		Sep. 30, 2011 Corporate Items [Member] JPY (¥)		Sep. 30, 2010 Corporate Items [Member] JPY (¥)
Net gain (loss) on trading related to economic hedging transactions							$ 55		¥ 4,221		¥ (6,019)		$ 35		¥ 2,716		¥ (791)
Realized gain (loss) on investments in equity securities held for operating purposes							(2)		(183)		(713)		6		498		(463)
Equity in earnings (loss) of affiliates	24	1,833	887	28	2,100	1,595	26		1,970		1,993		71		5,445		2,356
Other							231	[1]	17,815	[1]	(8,791)	[1]	304	[1]	23,414	[1]	4,323	[1]	(110)	(8,442)	5,512	57	[2]	4,341	[2]	3,026	[2]
Total	$ (548)	¥ (42,271)	¥ 26,570	$ (86)	¥ (6,635)	¥ 43,633	$ 200		¥ 15,381		¥ (8,018)		$ 473		¥ 36,414		¥ 8,451

[1]	Includes the impact of Nomura's own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.
[2]	Includes the gain due to the business combination with NLB in Corporate items for the six months ended September 30, 2011.

Segment And Geographic Information (Reconciliation Of Combined Business Segments Results Included In The Preceding Table To Nomura's Reported Net Revenue, Non-Interest Expenses And Income (Loss) Before Income Taxes) (Details)
In Millions, unless otherwise specified	3 Months Ended			6 Months Ended			3 Months Ended			6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)	Sep. 30, 2011 Business Segments [Member] USD ($)	Sep. 30, 2011 Business Segments [Member] JPY (¥)	Sep. 30, 2010 Business Segments [Member] JPY (¥)	Sep. 30, 2011 Business Segments [Member] USD ($)	Sep. 30, 2011 Business Segments [Member] JPY (¥)	Sep. 30, 2010 Business Segments [Member] JPY (¥)
Net revenue	$ 3,946	¥ 303,950	¥ 280,595	$ 8,250	¥ 635,593	¥ 551,012
Unrealized gain (loss) on investments in equity securities held for operating purposes	(31)	(2,361)	(4,972)	(47)	(3,639)	(15,565)
Consolidated net revenue	4,905	377,847	320,418	10,447	804,857	634,434	3,915	301,589	275,623	8,203	631,954	535,447
Non-interest expenses	4,494	346,221	254,025	8,336	642,228	507,379
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses							4,494	346,221	254,025	8,336	642,228	507,379
Income (loss) before income taxes	(548)	(42,271)	26,570	(86)	(6,635)	43,633	(548)	(42,271)	26,570	(86)	(6,635)	43,633
Unrealized gain (loss) on investments in equity securities held for operating purposes	(31)	(2,361)	(4,972)	(47)	(3,639)	(15,565)
Consolidated Income (loss) before income taxes	$ (579)	¥ (44,632)	¥ 21,598	$ (133)	¥ (10,274)	¥ 28,068

Segment And Geographic Information (Geographic Allocation Of Net Revenue And Income (Loss) Before Income Taxes From Operations By Geographic Areas, And Long-Lived Assets) (Details)
In Millions, unless otherwise specified	3 Months Ended						6 Months Ended							3 Months Ended						6 Months Ended							3 Months Ended						6 Months Ended							3 Months Ended						6 Months Ended							3 Months Ended						6 Months Ended							3 Months Ended						6 Months Ended
	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2010 JPY (¥)		Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2010 JPY (¥)		Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Americas [Member] USD ($)		Sep. 30, 2011 Americas [Member] JPY (¥)		Sep. 30, 2010 Americas [Member] JPY (¥)		Sep. 30, 2011 Americas [Member] USD ($)		Sep. 30, 2011 Americas [Member] JPY (¥)		Sep. 30, 2010 Americas [Member] JPY (¥)		Mar. 31, 2011 Americas [Member] JPY (¥)	Sep. 30, 2011 Europe [Member] USD ($)		Sep. 30, 2011 Europe [Member] JPY (¥)		Sep. 30, 2010 Europe [Member] JPY (¥)		Sep. 30, 2011 Europe [Member] USD ($)		Sep. 30, 2011 Europe [Member] JPY (¥)		Sep. 30, 2010 Europe [Member] JPY (¥)		Mar. 31, 2011 Europe [Member] JPY (¥)	Sep. 30, 2011 Asia And Oceania [Member] USD ($)		Sep. 30, 2011 Asia And Oceania [Member] JPY (¥)		Sep. 30, 2010 Asia And Oceania [Member] JPY (¥)		Sep. 30, 2011 Asia And Oceania [Member] USD ($)		Sep. 30, 2011 Asia And Oceania [Member] JPY (¥)		Sep. 30, 2010 Asia And Oceania [Member] JPY (¥)		Mar. 31, 2011 Asia And Oceania [Member] JPY (¥)	Sep. 30, 2011 Foreign Segments Total [Member] USD ($)		Sep. 30, 2011 Foreign Segments Total [Member] JPY (¥)		Sep. 30, 2010 Foreign Segments Total [Member] JPY (¥)		Sep. 30, 2011 Foreign Segments Total [Member] USD ($)		Sep. 30, 2011 Foreign Segments Total [Member] JPY (¥)		Sep. 30, 2010 Foreign Segments Total [Member] JPY (¥)		Mar. 31, 2011 Foreign Segments Total [Member] JPY (¥)	Sep. 30, 2011 Japan [Member] USD ($)		Sep. 30, 2011 Japan [Member] JPY (¥)		Sep. 30, 2010 Japan [Member] JPY (¥)		Sep. 30, 2011 Japan [Member] USD ($)		Sep. 30, 2011 Japan [Member] JPY (¥)		Sep. 30, 2010 Japan [Member] JPY (¥)		Mar. 31, 2011 Japan [Member] JPY (¥)
Net revenue	$ 403		¥ 31,030		¥ 25,165		$ 876		¥ 67,472		¥ 46,730			$ 310	[1]	¥ 23,903	[1]	¥ 43,142	[1]	$ 787	[1]	¥ 60,609	[1]	¥ 74,856	[1]		$ 590	[1]	¥ 45,449	[1]	¥ 61,350	[1]	$ 1,227	[1]	¥ 94,520	[1]	¥ 120,899	[1]		$ 83	[1]	¥ 6,392	[1]	¥ 13,895	[1]	$ 210	[1]	¥ 16,224	[1]	¥ 22,197	[1]		$ 983	[1]	¥ 75,744	[1]	¥ 118,387	[1]	$ 2,224	[1]	¥ 171,353	[1]	¥ 217,952	[1]		$ 2,932	[1]	¥ 225,845	[1]	¥ 157,236	[1]	$ 5,979	[1]	¥ 460,601	[1]	¥ 317,495	[1]
Consolidated Net Revenue	3,915	[1]	301,589	[1]	275,623	[1]	8,203	[1]	631,954	[1]	535,447	[1]
Income (loss) before income taxes	(548)		(42,271)		26,570		(86)		(6,635)		43,633			(357)		(27,515)		4,358		(351)		(27,014)		(2,411)			(202)		(15,595)		(13,674)		(614)		(47,324)		(30,127)			(121)		(9,308)		(4,899)		(141)		(10,831)		(10,192)			(680)		(52,418)		(14,215)		(1,106)		(85,169)		(42,730)			101		7,786		35,813		973		74,895		70,798
Consolidated Income (loss) before income taxes	(579)		(44,632)		21,598		(133)		(10,274)		28,068
Long-lived assets	$ 15,784		¥ 1,216,024				$ 15,784		¥ 1,216,024				¥ 509,234	$ 1,110		¥ 85,549				$ 1,110		¥ 85,549				¥ 91,295	$ 1,338		¥ 103,040				$ 1,338		¥ 103,040				¥ 115,352	$ 376		¥ 28,954				$ 376		¥ 28,954				¥ 31,642	$ 2,824		¥ 217,543				$ 2,824		¥ 217,543				¥ 238,289	$ 12,960		¥ 998,481				$ 12,960		¥ 998,481				¥ 270,945

[1]	There is no revenue derived from transactions with a single major external customer.

Subsequent Events (Details) (JPY ¥) In Billions, except Share data, unless otherwise specified	Nov. 30, 2011
Nomura Principal Finance Company Ltd [Member]
Subsequent Event [Line Items]
Number of shares held on sales of investment	220,442
Percentage held on sale of investment	41.76%
Value of sale on investment (Preferred shares )	¥ 28
NPF Harmony Investment Limited Partnership [Member]
Subsequent Event [Line Items]
Number of shares held on sales of investment	190,038
Percentage held on sale of investment	36.00%
Number of Preferred shares held on sales of investment	20,000
Sale Of Agreement [Member] | Skylark Company Ltd [Member]
Subsequent Event [Line Items]
Number of shares held on sales of investment	410,480
Value of sale on investment (common shares)	¥ 100